UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2013

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-three of the thirty-eight Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2013

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2013. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

March 4, 2013

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2012 and held until January 31, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2013” column and the “Expense Ratio as of January 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2013” column and the “Expense Ratio as of January 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2012	Ending Account Value Using Actual Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31, 2013*	Beginning Account Value at August 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31 , 2013*	Expense Ratio as of January 31, 2013*
Cash Management#
Class 1	$1,000.00	$998.12	$2.56	$1,000.00	$1,022.57	$2.59	0.51%
Class 2	$1,000.00	$998.11	$3.31	$1,000.00	$1,021.82	$3.35	0.66%
Class 3	$1,000.00	$998.10	$3.82	$1,000.00	$1,021.32	$3.86	0.76%
Corporate Bond
Class 1	$1,000.00	$1,035.20	$2.92	$1,000.00	$1,022.27	$2.90	0.57%
Class 2	$1,000.00	$1,035.02	$3.68	$1,000.00	$1,021.52	$3.66	0.72%
Class 3	$1,000.00	$1,033.72	$4.19	$1,000.00	$1,021.01	$4.17	0.82%
Global Bond
Class 1	$1,000.00	$990.88	$3.55	$1,000.00	$1,021.57	$3.61	0.71%
Class 2	$1,000.00	$990.64	$4.30	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$990.18	$4.80	$1,000.00	$1,020.31	$4.88	0.96%
High-Yield Bond
Class 1	$1,000.00	$1,084.20	$3.56	$1,000.00	$1,021.72	$3.46	0.68%
Class 2	$1,000.00	$1,084.31	$4.35	$1,000.00	$1,020.96	$4.22	0.83%
Class 3	$1,000.00	$1,084.26	$4.87	$1,000.00	$1,020.46	$4.72	0.93%
Total Return Bond
Class 1	$1,000.00	$1,006.86	$3.28	$1,000.00	$1,021.87	$3.30	0.65%
Class 2	$1,000.00	$1,005.49	$4.03	$1,000.00	$1,021.11	$4.06	0.80%
Class 3	$1,000.00	$1,005.20	$4.54	$1,000.00	$1,020.61	$4.57	0.90%
Balanced
Class 1	$1,000.00	$1,073.47	$4.27	$1,000.00	$1,021.01	$4.17	0.82%
Class 2	$1,000.00	$1,072.78	$5.05	$1,000.00	$1,020.26	$4.93	0.97%
Class 3	$1,000.00	$1,072.00	$5.57	$1,000.00	$1,019.76	$5.43	1.07%
MFS Total Return			.
Class 1	$1,000.00	$1,077.15	$3.71	$1,000.00	$1,021.57	$3.61	0.71%
Class 2	$1,000.00	$1,076.74	$4.49	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$1,075.94	$5.01	$1,000.00	$1,020.31	$4.88	0.96%
SunAmerica Dynamic Allocation #
Class 3	$1,000.00	$1,071.87	$2.76	$1,000.00	$1,022.47	$2.69	0.53%
SunAmerica Dynamic Strategy #
Class 3	$1,000.00	$1,072.59	$2.87	$1,000.00	$1,022.37	$2.80	0.55%
Telecom Utility
Class 1	$1,000.00	$1,100.37	$6.02	$1,000.00	$1,019.41	$5.79	1.14%
Class 2	$1,000.00	$1,099.65	$6.81	$1,000.00	$1,018.65	$6.55	1.29%
Class 3	$1,000.00	$1,099.02	$7.33	$1,000.00	$1,018.15	$7.05	1.39%
Equity Index #
Class 1	$1,000.00	$1,095.06	$2.90	$1,000.00	$1,022.37	$2.80	0.55%
Growth-Income
Class 1	$1,000.00	$1,090.08	$3.57	$1,000.00	$1,021.72	$3.46	0.68%
Class 2	$1,000.00	$1,089.23	$4.36	$1,000.00	$1,020.96	$4.22	0.83%
Class 3	$1,000.00	$1,088.52	$4.88	$1,000.00	$1,020.46	$4.72	0.93%
Equity Opportunities
Class 1	$1,000.00	$1,095.89	$4.74	$1,000.00	$1,020.61	$4.57	0.90%
Class 2	$1,000.00	$1,094.98	$5.53	$1,000.00	$1,019.86	$5.33	1.05%
Class 3	$1,000.00	$1,094.42	$6.05	$1,000.00	$1,019.36	$5.84	1.15%
Davis Venture Value
Class 1	$1,000.00	$1,113.90	$4.09	$1,000.00	$1,021.27	$3.91	0.77%
Class 2	$1,000.00	$1,112.98	$4.89	$1,000.00	$1,020.51	$4.67	0.92%
Class 3	$1,000.00	$1,112.91	$5.42	$1,000.00	$1,020.01	$5.18	1.02%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,078.92	$3.66	$1,000.00	$1,021.62	$3.56	0.70%
Class 2	$1,000.00	$1,077.68	$4.44	$1,000.00	$1,020.86	$4.32	0.85%
Class 3	$1,000.00	$1,078.12	$4.96	$1,000.00	$1,020.36	$4.82	0.95%
Alliance Growth
Class 1	$1,000.00	$1,118.84	$3.67	$1,000.00	$1,021.67	$3.51	0.69%
Class 2	$1,000.00	$1,117.69	$4.47	$1,000.00	$1,020.91	$4.27	0.84%
Class 3	$1,000.00	$1,117.16	$5.00	$1,000.00	$1,020.41	$4.77	0.94%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2012	Ending Account Value Using Actual Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31, 2013*	Beginning Account Value at August 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31 , 2013*	Expense Ratio as of January 31, 2013*
Capital Growth #
Class 1	$1,000.00	$1,081.95	$5.13	$1,000.00	$1,020.21	$4.98	0.98%
Class 2	$1,000.00	$1,081.39	$5.91	$1,000.00	$1,019.46	$5.74	1.13%
Class 3	$1,000.00	$1,081.85	$6.44	$1,000.00	$1,018.95	$6.24	1.23%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,124.60	$4.06	$1,000.00	$1,021.32	$3.86	0.76%
Class 2	$1,000.00	$1,124.18	$4.86	$1,000.00	$1,020.56	$4.62	0.91%
Class 3	$1,000.00	$1,122.91	$5.39	$1,000.00	$1,020.06	$5.13	1.01%
Fundamental Growth
Class 1	$1,000.00	$1,073.72	$4.80	$1,000.00	$1,020.51	$4.67	0.92%
Class 2	$1,000.00	$1,072.75	$5.57	$1,000.00	$1,019.76	$5.43	1.07%
Class 3	$1,000.00	$1,072.22	$6.09	$1,000.00	$1,019.25	$5.94	1.17%
Blue Chip Growth #						.
Class 1	$1,000.00	$1,070.57	$4.42	$1,000.00	$1,020.86	$4.32	0.85%
Class 2	$1,000.00	$1,069.33	$5.20	$1,000.00	$1,020.11	$5.08	1.00%
Class 3	$1,000.00	$1,069.52	$5.72	$1,000.00	$1,019.61	$5.58	1.10%
Real Estate
Class 1	$1,000.00	$1,029.58	$4.18	$1,000.00	$1,021.01	$4.17	0.82%
Class 2	$1,000.00	$1,028.76	$4.95	$1,000.00	$1,020.26	$4.93	0.97%
Class 3	$1,000.00	$1,028.25	$5.46	$1,000.00	$1,019.76	$5.43	1.07%
Small Company Value
Class 1	$1,000.00	$1,244.22	$5.81	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$1,242.89	$7.27	$1,000.00	$1,018.65	$6.55	1.29%
Mid-Cap Growth
Class 1	$1,000.00	$1,155.13	$4.55	$1,000.00	$1,020.91	$4.27	0.84%
Class 2	$1,000.00	$1,154.05	$5.36	$1,000.00	$1,020.16	$5.03	0.99%
Class 3	$1,000.00	$1,153.64	$5.90	$1,000.00	$1,019.66	$5.53	1.09%
Aggressive Growth
Class 1	$1,000.00	$1,119.74	$4.69	$1,000.00	$1,020.71	$4.47	0.88%
Class 2	$1,000.00	$1,117.81	$5.48	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$1,117.76	$6.02	$1,000.00	$1,019.46	$5.74	1.13%
Growth Opportunities
Class 1	$1,000.00	$1,154.81	$4.44	$1,000.00	$1,021.01	$4.17	0.82%
Class 2	$1,000.00	$1,154.85	$5.25	$1,000.00	$1,020.26	$4.93	0.97%
Class 3	$1,000.00	$1,153.58	$5.79	$1,000.00	$1,019.76	$5.43	1.07%
Marsico Focused Growth
Class 1	$1,000.00	$1,070.77	$4.84	$1,000.00	$1,020.46	$4.72	0.93%
Class 2	$1,000.00	$1,068.52	$5.62	$1,000.00	$1,019.71	$5.48	1.08%
Class 3	$1,000.00	$1,068.81	$6.14	$1,000.00	$1,019.20	$5.99	1.18%
Technology #
Class 1	$1,000.00	$1,070.18	$5.98	$1,000.00	$1,019.36	$5.84	1.15%
Class 2	$1,000.00	$1,071.43	$6.77	$1,000.00	$1,018.60	$6.60	1.30%
Class 3	$1,000.00	$1,068.35	$7.28	$1,000.00	$1,018.10	$7.10	1.40%
Small & Mid Cap Value
Class 1	$1,000.00	$1,203.12	$5.32	$1,000.00	$1,020.31	$4.88	0.96%
Class 2	$1,000.00	$1,201.97	$6.20	$1,000.00	$1,019.51	$5.69	1.12%
Class 3	$1,000.00	$1,201.63	$6.75	$1,000.00	$1,019.00	$6.19	1.22%
International Growth and Income #
Class 1	$1,000.00	$1,184.46	$5.44	$1,000.00	$1,020.16	$5.03	0.99%
Class 2	$1,000.00	$1,183.07	$6.26	$1,000.00	$1,019.41	$5.79	1.14%
Class 3	$1,000.00	$1,182.73	$6.80	$1,000.00	$1,018.90	$6.29	1.24%
Global Equities
Class 1	$1,000.00	$1,140.09	$5.27	$1,000.00	$1,020.21	$4.98	0.98%
Class 2	$1,000.00	$1,139.16	$6.13	$1,000.00	$1,019.41	$5.79	1.14%
Class 3	$1,000.00	$1,138.40	$6.67	$1,000.00	$1,018.90	$6.29	1.24%
International Diversified Equities
Class 1	$1,000.00	$1,179.78	$5.48	$1,000.00	$1,020.11	$5.08	1.00%
Class 2	$1,000.00	$1,178.67	$6.30	$1,000.00	$1,019.36	$5.84	1.15%
Class 3	$1,000.00	$1,179.30	$6.85	$1,000.00	$1,018.85	$6.34	1.25%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2012	Ending Account Value Using Actual Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31, 2013*	Beginning Account Value at August 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at January 31 , 2013	Expenses Paid During The Six Months Ended January 31 , 2013*	Expense Ratio as of January 31, 2013*
Emerging Markets #
Class 1	$1,000.00	$1,154.04	$6.88	$1,000.00	$1,018.75	$6.44	1.27%
Class 2	$1,000.00	$1,154.09	$7.69	$1,000.00	$1,018.00	$7.20	1.42%
Class 3	$1,000.00	$1,153.46	$8.23	$1,000.00	$1,017.50	$7.71	1.52%
Foreign Value
Class 1	$1,000.00	$1,235.26	$4.94	$1,000.00	$1,020.71	$4.47	0.88%
Class 2	$1,000.00	$1,234.59	$5.79	$1,000.00	$1,019.96	$5.23	1.03%
Class 3	$1,000.00	$1,233.74	$6.34	$1,000.00	$1,019.46	$5.74	1.13%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2013” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2013” and the “Expense Ratios” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	27.4%
U.S. Government Agencies	22.9
Asset Backed Commercial Paper/Fully Supported	21.3
Asset Backed Commercial Paper/Auto	12.9
Municipal	4.5
Diversified	3.0
Asset Backed Commercial Paper/Diversified	2.9
Asset Backed Commercial Paper/Trade Receivables	2.0
Food & Beverage	1.4
Insurance	0.2
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

98.8%

Credit Quality#†

Government-Agency	23.1%
P-1	71.3
Aaa	1.5
Aa1	2.3
Aa2	0.4
Aa3	0.6
A1	0.7
Not rated@	0.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 50.2 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.8%
Asset-Backed Commercial Paper — 39.1%
Cancara Asset Securitisation LLC 0.22% due 02/07/2013*	$700,000	$699,974
Chariot Funding LLC 0.23% due 02/01/2013*	1,035,000	1,035,000
Chariot Funding LLC 0.23% due 02/04/2013*	1,280,000	1,279,975
Chariot Funding LLC 0.27% due 07/30/2013*	465,000	464,419
Chariot Funding LLC 0.30% due 05/28/2013*	3,100,000	3,097,985
Chariot Funding LLC 0.32% due 05/08/2013*	460,000	459,825
Chariot Funding LLC 0.32% due 05/09/2013*	765,000	764,702
Chariot Funding LLC 0.32% due 05/20/2013*	528,000	527,715
Chariot Funding LLC 0.32% due 05/29/2013*	570,000	569,618
Chariot Funding LLC 0.32% due 06/18/2013*	1,100,000	1,099,087
Fairway Finance LLC 0.20% due 04/10/2013*	2,100,000	2,099,181
Fairway Finance LLC 0.23% due 02/04/2013*	1,693,000	1,692,968
Fairway Finance LLC 0.23% due 02/11/2013*	1,200,000	1,199,923
Fairway Finance LLC 0.23% due 02/19/2013*	1,400,000	1,399,839
Fairway Finance LLC 0.26% due 04/08/2013*	395,000	394,850
FCAR Owner Trust I 0.33% due 07/02/2013	1,420,000	1,418,310
FCAR Owner Trust I 0.35% due 04/01/2013	2,255,000	2,253,707
FCAR Owner Trust I 0.40% due 03/13/2013	390,000	389,827
FCAR Owner Trust I 0.41% due 02/04/2013	1,345,000	1,344,954
FCAR Owner Trust II 0.27% due 05/09/2013	405,000	404,761
FCAR Owner Trust II 0.27% due 05/14/2013	2,850,000	2,848,176
FCAR Owner Trust II 0.29% due 03/01/2013	870,000	869,804
FCAR Owner Trust II 0.29% due 04/01/2013	250,000	249,881
Gemini Securitization Corp. LLC 0.28% due 03/27/2013*	565,000	564,763
Gotham Funding Corp. 0.25% due 03/05/2013*	584,000	583,870
Jupiter Securitization Co. LLC 0.28% due 07/15/2013*	780,000	779,033
Jupiter Securitization Co. LLC 0.30% due 07/02/2013*	530,000	529,433
Jupiter Securitization Co. LLC 0.30% due 07/03/2013*	3,510,000	3,506,209
Jupiter Securitization Co. LLC 0.30% due 07/09/2013*	1,150,000	1,148,666
Jupiter Securitization Co., LLC 0.23% due 02/04/2013*	830,000	829,984
Jupiter Securitization Co., LLC 0.28% due 04/15/2013*	715,000	714,728

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Jupiter Securitization Co., LLC 0.28% due 04/19/2013*	$528,000	$527,789
Jupiter Securitization Co., LLC 0.32% due 05/09/2013*	1,635,000	1,634,133
Jupiter Securitization Co., LLC 0.32% due 05/20/2013*	528,000	527,678
Jupiter Securitization Co., LLC 0.32% due 05/29/2013*	560,000	559,619
Jupiter Securitization Co., LLC 0.32% due 06/19/2013*	1,200,000	1,198,908
Kells Funding LLC 0.30% due 07/23/2013*	570,000	569,168
Kells Funding LLC 0.32% due 08/13/2013*	885,000	883,434
Kells Funding LLC 0.33% due 05/14/2013*	4,400,000	4,397,184
Kells Funding LLC 0.34% due 03/19/2013*	910,000	909,989
Kells Funding LLC 0.36% due 04/26/2013*	848,000	847,584
Kells Funding LLC 0.39% due 04/16/2013*	830,000	829,651
Kells Funding LLC 0.42% due 04/02/2013*	1,095,000	1,094,650
Kells Funding LLC 0.51% due 03/08/2013*	3,070,000	3,068,478
Liberty Street Funding LLC 0.20% due 04/15/2013*	2,000,000	1,999,060
Liberty Street Funding LLC 0.22% due 02/04/2013*	5,145,000	5,144,906
Liberty Street Funding LLC 0.22% due 03/04/2013*	2,800,000	2,799,470
Liberty Street Funding LLC 0.23% due 03/25/2013*	2,575,000	2,574,145
Liberty Street Funding LLC 0.24% due 02/12/2013*	569,000	568,958
Manhattan Asset Funding Co. LLC 0.24% due 03/08/2013*	1,895,000	1,894,558
Market Street Funding LLC 0.20% due 05/03/2013*	5,700,000	5,697,378
MetLife Short Term Funding LLC 0.26% due 07/15/2013*	2,900,000	2,896,085
MetLife Short Term Funding LLC 0.28% due 04/29/2013*	840,000	839,572
MetLife Short Term Funding LLC 0.36% due 03/11/2013*	3,245,000	3,243,767
MetLife Short Term Funding LLC 0.37% due 03/12/2013*	3,845,000	3,843,459
Old Line Funding LLC 0.29% due 06/20/2013*	535,000	534,609
Old Line Funding LLC 0.30% due 05/20/2013*	1,712,000	1,711,230
Old Line Funding LLC 0.30% due 05/21/2013*	962,000	961,557
Old Line Funding LLC 0.32% due 02/19/2013*	1,027,000	1,026,836
Old Line Funding LLC 0.32% due 03/07/2013*	595,000	594,820
Royal Park Investments Funding Corp. 0.40% due 04/26/2013*	1,010,000	1,009,505
Royal Park Investments Funding Corp. 0.40% due 05/03/2013*	1,700,000	1,699,082

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Asset-Backed Commercial Paper (continued)
Royal Park Investments Funding Corp. 0.45% due 02/28/2013*	$1,503,000	$1,502,493
Royal Park Investments Funding Corp. 0.45% due 03/05/2013*	278,000	277,889
Royal Park Investments Funding Corp. 0.45% due 04/09/2013*	2,475,000	2,474,085
Royal Park Investments Funding Corp. 0.45% due 04/10/2013*	1,375,000	1,374,477
Royal Park Investments Funding Corp. 0.45% due 04/12/2013*	1,505,000	1,504,413
Royal Park Investments Funding Corp. 0.60% due 02/05/2013*	518,000	517,965
Thunder Bay Funding LLC 0.19% due 04/23/2013*	1,400,000	1,399,356
Thunder Bay Funding LLC 0.22% due 02/06/2013*	3,425,000	3,424,895
Versailles Commercial Paper LLC 0.25% due 02/22/2013*	940,000	939,863
Versailles Commercial Paper LLC 0.26% due 02/20/2013*	890,000	889,878
Versailles Commercial Paper LLC 0.28% due 02/07/2013*	1,125,000	1,124,947
Working Capital Management Co. 0.20% due 02/19/2013*	345,000	344,965
Working Capital Management Co. 0.22% due 02/06/2013*	2,080,000	2,079,936
Working Capital Management Co. 0.23% due 03/06/2013*	2,000,000	1,999,578

Total Asset-Backed Commercial Paper (cost $111,150,293)		111,163,169

Certificates of Deposit — 27.4%
Bank of Montreal Chicago 0.27% due 04/19/2013	5,073,000	5,073,863
Bank of Montreal Chicago 0.27% due 05/10/2013	1,400,000	1,400,196
Bank of Nova Scotia Houston 0.24% due 04/11/2013	520,000	520,042
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 02/19/2013	4,400,000	4,400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 04/16/2013	3,700,000	3,700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.50% due 02/22/2013	450,000	450,060
Credit Industriel et Commercial NY 0.31% due 02/12/2013	2,005,000	2,005,000
Credit Industriel et Commercial NY 0.32% due 04/08/2013	2,800,000	2,800,252
Credit Industriel et Commercial NY 0.35% due 04/03/2013	730,000	730,102
Credit Industriel et Commercial NY 0.40% due 04/01/2013	2,765,000	2,765,000
Credit Suisse NY 0.28% due 03/08/2013	5,500,000	5,500,000
Credit Suisse NY 0.30% due 07/01/2013	4,095,000	4,095,696
Credit Suisse NY 0.30% due 07/03/2013	3,800,000	3,800,646
Nordea Bank Finland PLC NY 0.27% due 07/22/2013	3,100,000	3,100,155
Nordea Bank Finland PLC NY 0.35% due 02/13/2013	3,000,000	3,000,000

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Nordea Bank Finland PLC NY 0.36% due 02/15/2013	$3,800,000	$3,800,000
Nordea Bank Finland PLC NY 0.36% due 02/21/2013	3,000,000	2,999,983
Skandinaviska Enskilda Banken NY 0.30% due 03/21/2013	3,120,000	3,120,000
Skandinaviska Enskilda Banken NY 0.30% due 04/01/2013	3,300,000	3,300,000
Skandinaviska Enskilda Banken NY 0.30% due 04/08/2013	2,300,000	2,300,253
Sumitomo Mitsui Banking Corp. NY 0.23% due 05/01/2013	2,200,000	2,200,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 05/02/2013	2,600,000	2,599,792
Sumitomo Mitsui Banking Corp. NY 0.26% due 04/02/2013	3,600,000	3,600,072
Svenska Handelsbanken NY 0.29% due 07/09/2013	600,000	599,958
Svenska Handelsbanken NY 0.30% due 03/20/2013	3,000,000	3,000,000
Toronto-Dominion Bank NY 0.26% due 03/14/2013	1,500,000	1,500,000
Toronto-Dominion Bank NY 0.27% due 02/28/2013	2,000,000	2,000,000
Toronto-Dominion Bank NY 0.27% due 03/11/2013	2,700,000	2,700,000
Toronto-Dominion Bank NY 0.28% due 06/17/2013	700,000	700,238

Total Certificates of Deposit (cost $77,758,075)		77,761,308

Commercial Paper — 3.9%
Coca-Cola Co. 0.14% due 05/07/2013*	4,050,000	4,048,542
General Electric Capital Corp. 0.33% due 03/05/2013	500,000	499,853
General Electric Capital Corp. 0.34% due 02/14/2013	4,000,000	3,999,509
General Electric Capital Corp. 0.34% due 03/27/2013	2,000,000	1,998,980
New York Life Cap Corp. 0.16% due 04/16/2013*	280,000	279,857
New York Life Cap Corp. 0.17% due 02/21/2013*	364,000	363,966

Total Commercial Paper (cost $11,190,719)		11,190,707

U.S. Corporate Notes — 0.8%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2) (3)(4)(5)	2,169,914	36,889
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2) (3)(4)(5)	3,157,859	53,684
General Electric Capital Corp. Senior Notes 0.80% due 10/25/2013	2,065,000	2,073,528

Total U.S. Corporate Notes (cost $2,209,658)		2,164,101

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes — 4.8%
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.08% due 07/01/2037(6)	$240,000	$240,000
City of New York NY VRDN General Obligation Bonds (LOC-Bank of NY Mellon) 0.09% due 10/01/2039(6)	530,000	530,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.16% due 10/01/2034(6)	165,000	165,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.15% due 07/01/2037(6)	1,155,000	1,155,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.08% due 01/15/2026(6)	1,225,000	1,225,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.08% due 07/01/2035(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.09% due 07/01/2037(6)	1,745,000	1,745,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.18% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	610,000	610,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.16% due 06/01/2041(6)	170,000	170,000
New Mexico Finance Authority State Transportation VRDN Revenue Bonds (LOC-Royal Bank of Canada) 0.17% due 12/15/2026(6)	300,000	300,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.17% due 10/01/2022(6)	225,000	225,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.10% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.08% due 05/01/2040(6)	1,115,000	1,115,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
State of Texas VRDN General Obligation Bonds 0.15% due 12/01/2029(6)	$750,000	$750,000
State of Texas VRDN General Obligation Bonds 0.17% due 12/01/2023(6)	425,000	425,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/2031(6)	880,000	880,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.24% due 12/01/2026(6)	220,000	220,000
University of Texas System VRDN Revenue Bonds 0.08% due 08/01/2025(6)	580,000	580,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.09% due 08/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.11% due 08/15/2036(6)	795,000	795,000

Total Municipal Bonds & Notes (cost $13,625,000)		13,625,000

U.S. Government Agencies — 22.8%
Federal Home Loan Bank Disc. Notes zero coupon due 02/01/2013	63,008,000	63,008,000
Federal Home Loan Bank 0.30% due 11/22/2013	135,000	135,131
0.30% due 11/25/2013	95,000	95,093
0.30% due 12/06/2013	300,000	300,306
1.88% due 06/21/2013	935,000	941,339
4.88% due 11/27/2013	270,000	280,433
Federal Home Loan Mtg. Corp. 0.38% due 11/27/2013	174,000	174,278

Total U.S. Government Agencies (cost $64,933,900)		64,934,580

Total Short-Term Investment Securities — 98.8% (cost $280,867,645)		280,838,865

TOTAL INVESTMENTS — (cost $280,867,645)(7)	98.8%	280,838,865
Other assets less liabilities	1.2	3,367,530

NET ASSETS	100.0%	$284,206,395

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $106,166,687 representing 37.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $90,573 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$111,163,169	$—	$111,163,169
Certificates of Deposit	—	77,761,308	—	77,761,308
Commercial Paper	—	11,190,707	—	11,190,707
U.S. Corporate Notes	—	2,073,528	90,573	2,164,101
Municipal Bonds & Notes	—	13,625,000	—	13,625,000
U.S. Government Agencies	—	64,934,580	—	64,934,580

Total	$—	$280,748,292	$90,573	$280,838,865

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

11

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.5%
United States Treasury Notes	4.5
Electric-Integrated	3.2
Oil Companies-Integrated	3.1
Pipelines	3.0
Oil Companies-Exploration & Production	2.7
Telephone-Integrated	2.3
Diversified Financial Services	2.3
Banks-Commercial	2.2
Auto-Cars/Light Trucks	2.1
Real Estate Investment Trusts	2.0
Cellular Telecom	2.0
Finance-Investment Banker/Broker	1.9
Insurance-Life/Health	1.6
Investment Management/Advisor Services	1.6
Multimedia	1.6
Insurance-Multi-line	1.5
Steel-Producers	1.3
Broadcast Services/Program	1.3
Cable/Satellite TV	1.2
United States Treasury Bonds	1.2
Food-Misc./Diversified	1.1
Consumer Products-Misc.	1.1
Banks-Super Regional	1.1
Insurance-Mutual	1.1
Special Purpose Entities	1.1
Medical-Hospitals	1.0
Time Deposits	1.0
Finance-Consumer Loans	0.9
Auto/Truck Parts & Equipment-Original	0.9
Rental Auto/Equipment	0.8
Enterprise Software/Service	0.8
Data Processing/Management	0.8
Diversified Manufacturing Operations	0.7
Transport-Rail	0.7
Finance-Auto Loans	0.7
Beverages-Wine/Spirits	0.7
Telecommunication Equipment	0.7
Paper & Related Products	0.7
Computers	0.7
Medical Products	0.6
Oil Refining & Marketing	0.6
Containers-Paper/Plastic	0.6
Commercial Services	0.6
Sovereign	0.6
Commercial Services-Finance	0.6
Building & Construction Products-Misc.	0.6
Finance-Commercial	0.6
Finance-Credit Card	0.6
Building Products-Wood	0.6
Oil-Field Services	0.5
Hotels/Motels	0.5
Gas-Distribution	0.5
Chemicals-Diversified	0.5
Coatings/Paint	0.5
Steel Pipe & Tube	0.5
Medical-Biomedical/Gene	0.5
Oil & Gas Drilling	0.5
Gold Mining	0.5
Metal Processors & Fabrication	0.4
Consulting Services	0.4
Casino Hotels	0.4

Advertising Agencies	0.4%
Aerospace/Defense	0.4
SupraNational Banks	0.4
Real Estate Management/Services	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Containers-Metal/Glass	0.4
Banks-Fiduciary	0.4
Trucking/Leasing	0.4
Semiconductor Equipment	0.4
Office Automation & Equipment	0.4
Airlines	0.3
Radio	0.3
Advertising Services	0.3
Medical-HMO	0.3
Retail-Restaurants	0.3
Chemicals-Plastics	0.3
Distribution/Wholesale	0.3
U.S. Municipal Bonds & Notes	0.3
Agricultural Chemicals	0.3
Schools	0.3
Retail-Building Products	0.3
Independent Power Producers	0.3
Medical Instruments	0.3
Diversified Operations	0.3
Real Estate Operations & Development	0.3
Wire & Cable Products	0.3
Applications Software	0.3
Wireless Equipment	0.3
Satellite Telecom	0.3
Computers-Memory Devices	0.2
Food-Wholesale/Distribution	0.2
Transport-Services	0.2
Aerospace/Defense-Equipment	0.2
Appliances	0.2
Computer Services	0.2
Diversified Minerals	0.2
Food-Meat Products	0.2
Electric-Generation	0.2
Telecom Services	0.2
Power Converter/Supply Equipment	0.2
Retail-Pet Food & Supplies	0.2
Savings & Loans/Thrifts	0.2
Machinery-Farming	0.2
Retail-Fabric Store	0.2
Electronic Components-Semiconductors	0.2
Insurance-Property/Casualty	0.2
Finance-Other Services	0.2
Motorcycle/Motor Scooter	0.2
Retail-Consumer Electronics	0.2
Metal-Aluminum	0.2
Steel-Specialty	0.2
Casino Services	0.2
Retail-Sporting Goods	0.2
Food-Dairy Products	0.2
Chemicals-Specialty	0.2
Retail-Auto Parts	0.2
Metal-Diversified	0.2
Brewery	0.2
Theaters	0.2
Resorts/Theme Parks	0.2
Metal-Copper	0.2
Non-Ferrous Metals	0.2

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited) — (continued)

Seismic Data Collection	0.1%
Medical Labs & Testing Services	0.1
Retail-Apparel/Shoe	0.1
Research & Development	0.1
Home Furnishings	0.1
Educational Software	0.1
E-Commerce/Services	0.1
Machinery-General Industrial	0.1
Television	0.1
Toys	0.1
Retail-Arts & Crafts	0.1
Publishing-Periodicals	0.1
Electronic Parts Distribution	0.1
Security Services	0.1
Electronic Forms	0.1
Electronic Components-Misc.	0.1
Food-Baking	0.1
Capacitors	0.1
Gambling (Non-Hotel)	0.1
Semiconductor Components-Integrated Circuits	0.1
Medical-Drugs	0.1
Retail-Propane Distribution	0.1
Tobacco	0.1
Building Products-Doors & Windows	0.1
Pharmacy Services	0.1
Printing-Commercial	0.1
Computers-Integrated Systems	0.1
Travel Services	0.1
Non-Hazardous Waste Disposal	0.1
Food-Retail	0.1
Engineering/R&D Services	0.1
Cruise Lines	0.1
Electronic Measurement Instruments	0.1
Telecom Equipment-Fiber Optics	0.1
Firearms & Ammunition	0.1
Retail-Perfume & Cosmetics	0.1
Retail-Bedding	0.1
Housewares	0.1
Advertising Sales	0.1
Medical-Outpatient/Home Medical	0.1
Circuit Boards	0.1
Alternative Waste Technology	0.1
Communications Software	0.1
Protection/Safety	0.1
Dental Supplies & Equipment	0.1
Machine Tools & Related Products	0.1
Transport-Equipment & Leasing	0.1
X-Ray Equipment	0.1
Coal	0.1
Machinery-Material Handling	0.1
Retail-Drug Store	0.1

98.8%

Credit Quality#†

Aaa	6.2%
Aa	1.1
A	17.4
Baa	42.5
Ba	8.1
B	14.8
Caa	7.7
Not Rated@	2.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
125 Home Loan Owner Trust VRS Series 1998-1A, Class B1 9.76% due 02/15/2029*(1)	$2,176	$1,827
SMFC Trust VRS Series 1997-A, Class B1-4 7.76% due 01/28/2027*(1)(2)(3)	930	831

Total Asset Backed Securities (cost $3,054)		2,658

U.S. CORPORATE BONDS & NOTES — 75.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,141,361
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	252,947
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/2017	870,000	941,775
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,540,302

		4,876,385

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023*	400,000	408,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	275,000	302,500
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/2018	200,000	219,250

		929,750

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,725,000	1,578,375

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,296,690
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	773,579

		4,070,269

Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	684,125
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	575,000	599,437
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,083,469

		2,367,031

Security Description	Principal Amount	Value (Note 2)

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	$1,940,000	$2,187,356

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,746,232
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	1,215,000	1,384,026

		4,130,258

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	675,000	722,250

Appliances — 0.2%
Whirlpool Corp. Senior Notes 5.50% due 03/01/2013	2,730,000	2,739,812

Applications Software — 0.3%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,100,000	1,265,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,287,500
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	500,000	510,000

		3,062,500

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	800,000	888,000
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	667,511
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	2,000,000	1,994,650
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,770,992
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,172,032
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,500,000	2,346,607
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	$3,380,000	$3,415,138
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,816,052

		19,070,982

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 9.00% due 11/30/2014	1,050,000	1,052,635
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/2016*	267,000	289,695
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	260,000
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,375,000	1,533,125
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	623,875
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	150,000	149,250
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	1,175,000	1,145,625
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	905,438
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	908,000	1,013,555
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/2017*	600,000	666,000

		7,639,198

Auto/Truck Parts & Equipment-Replacement — 0.4%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	786,625
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018	1,450,000	1,250,625
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	710,125
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,700,000	1,725,500

		4,472,875

Banks-Commercial — 1.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,559,703
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	640,500

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	$1,475,000	$1,578,250
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	271,250
CIT Group, Inc. Sec. Notes 6.63% due 04/01/2018*	475,000	532,000
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,320,745
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	904,232
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,354,760
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	699,098
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	515,663
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,268,525
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,137,490
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,451,371

		17,233,587

Banks-Fiduciary — 0.4%
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,235,686

Banks-Super Regional — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	632,852
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,787,739
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,844,593
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	824,833
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,479,825
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,710,917
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,797,287

		13,078,046

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	$775,000	$871,875

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,902,974

Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,525,000	1,418,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022*	75,000	79,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022*	700,000	745,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 7.63% due 03/15/2020	225,000	232,875
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,600,000	1,672,000
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,625,000	1,836,250
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,719,307
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	1,275,000	1,415,250

		9,118,557

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	468,563
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	219,000
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	850,000	922,250
Isabelle Acquisition Sub, Inc. Senior Notes 10.00% due 11/15/2018*(5)	1,000,000	1,092,500
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,325,000	1,500,562
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	454,000
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,275,000	1,386,562
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	150,000	162,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	625,000	706,250

		6,912,437

Security Description	Principal Amount	Value (Note 2)

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	$5,500,000	$5,754,975
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	808,076

		6,563,051

Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	350,000	344,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	750,000	817,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	868,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	723,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	168,375
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	625,000	654,687
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	892,237
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022	820,000	820,996
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014*	1,067,000	1,161,166
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,098,810
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	209,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,400,000	1,487,500
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	2,022,998
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	837,470
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	654,397

		14,761,011

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	$1,300,000	$1,326,000

Casino Hotels — 0.4%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	625,312
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	1,050,000	1,123,500
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	650,000	637,000
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	775,000	848,625
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	700,000	763,000
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	300,000	342,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/2016*	525,000	561,750

		4,901,187

Casino Services — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018*	1,050,000	1,113,000
American Casino & Entertainment Properties LLC/ACEP Finance Corp. Senior Sec. Notes 11.00% due 06/15/2014	972,000	991,440

		2,104,440

Cellular Telecom — 1.7%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	7,456,303
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,464,679
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,431,000
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,150,000	1,155,750
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	435,000
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	725,000	897,188
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,600,000	1,740,000

		19,579,920

Security Description	Principal Amount	Value (Note 2)

Chemicals-Diversified — 0.4%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	$125,000	$125,937
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,198,205
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	200,000	201,250
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,575,282
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	575,000	580,750
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	279,360

		4,960,784

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*	425,000	418,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	975,000	984,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	674,250
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,644,657

		3,722,282

Chemicals-Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	550,000	539,000
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/2016	292,000	293,606
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,150,000	1,198,875

		2,031,481

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	825,000	822,938

Coal — 0.1%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	600,000	643,500

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,183,139

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
RPM International, Inc. Senior Note 6.50% due 02/15/2018	$2,350,000	$2,763,323
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	625,000	643,750

		5,590,212

Commercial Services — 0.6%
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/2016*(2)	475,000	361,000
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(5)	1,400,000	1,433,264
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,888,875
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	700,000	784,000
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020*	1,075,000	1,091,125
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	545,187
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	145,250
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	800,000	848,000

		7,096,701

Commercial Services-Finance — 0.6%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(5)	925,000	943,500
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,350,000	1,528,875
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	954,000
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	1,350,000	1,496,470
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018*(5)	725,000	759,438
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,225,000	1,307,687

		6,989,970

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	725,000	708,688

Security Description	Principal Amount	Value (Note 2)

Computer Services — 0.2%
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	$1,025,000	$1,126,219
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*	500,000	516,250
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,035,500

		2,677,969

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,286,225
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,270,773

		5,556,998

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021*	775,000	775,969
NCR Corp. Senior Notes 5.00% due 07/15/2022*	425,000	430,312

		1,206,281

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/2017	1,400,000	1,487,500

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,474,875
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	877,494
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	870,000	887,975
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	1,570,000	1,667,772

		4,908,116

Consumer Products-Misc. — 1.1%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	847,312
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	280,000
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	960,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	425,000	434,563

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	$275,000	$293,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	137,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,625,000	2,749,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	446,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,134,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,392,937
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/2020*	1,500,000	1,620,000
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/2017	1,975,000	2,049,082
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(5)	825,000	849,758

		13,195,090

Containers-Metal/Glass — 0.2%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)	725,000	754,000
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	307,312
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	325,000	320,125
Greif, Inc. Senior Notes 7.75% due 08/01/2019	500,000	580,000

		1,961,437

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	558,750
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,277,441
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	707,062

Security Description	Principal Amount	Value (Note 2)

Containers-Paper/Plastic (continued)
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023*	$700,000	$697,974
Rock-Tenn Co. Notes 4.45% due 03/01/2019*	740,000	791,171
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	2,008,125
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	875,773
Pactiv LLC Packaging, Inc. Senior Notes 7.95% due 12/15/2025	250,000	236,250

		7,152,546

Data Processing/Management — 0.8%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018*	1,425,000	1,528,312
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	695,250
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	2,900,000	3,016,000
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	425,000	426,063
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,751,532

		9,417,157

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	703,542

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	450,000	472,500

Direct Marketing — 0.0%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/2018	500,000	350,000

Distribution/Wholesale — 0.3%
HD Supply, Inc. Company Guar. Notes 10.50% due 01/15/2021*	75,000	76,687
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,814,933
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017*	1,725,000	1,826,344

		3,717,964

Diversified Banking Institutions — 6.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,675,000	1,863,593

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	$325,000	$390,812
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	950,000	1,164,937
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,113,750
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,109,560
Bank of America Corp. Senior Notes 5.38% due 06/15/2014	3,000,000	3,172,326
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	940,000	1,104,895
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,569,625
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,500,266
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,174,004
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,505,620
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,374,995
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	4,180,000	5,485,594
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,385,000	1,750,294
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,487,393
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,073,000
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	955,830
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,607,352
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,515,376
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,767,628
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,033,217
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	5,005,132
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,583,677

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.30% due 03/01/2013	$2,000,000	$2,006,900
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,000,000	3,352,680
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,444,233
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,155,949
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	534,344
Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,640,273

		72,443,255

Diversified Financial Services — 2.0%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,422,181
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,587,927
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	3,000,000	2,963,283
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,355,998
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,918,499

		23,247,888

Diversified Manufacturing Operations — 0.7%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	1,650,000	1,805,590
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	912,188
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	660,750
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,938,912
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/2018	1,050,000	1,149,750

		8,467,190

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,024,952
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*	600,000	595,500

		1,620,452

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	$1,450,000	$1,624,000

Electric-Generation — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,271,489	1,374,266

Electric-Integrated — 2.9%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,873,493
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	964,096
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,284,500
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	985,114
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,849,720
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	175,000	187,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	550,000	631,125
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*	675,000	768,656
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	537,260
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/2015	2,990,000	3,208,736
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	2,340,000	2,677,332
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	213,070	178,608
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	332,379
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,082,796
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,829,860
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,039,381
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	860,000	908,726

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	$1,540,000	$1,670,837
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	1,100,000	1,170,831
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,170,501
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	957,371
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	914,619
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,133,088

		34,356,279

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	1,050,000	1,123,500

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	1,100,000	937,750
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	975,000	1,072,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	272,000	301,920

		2,312,170

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,401,663

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,152,256

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,171,863

Enterprise Software/Service — 0.8%
Allen Systems Group, Inc. Senior Sec. Notes 10.50% due 11/15/2016*(2)	700,000	476,000
BMC Software, Inc. Senior Notes 4.25% due 02/15/2022	500,000	497,955
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,388,320
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,697,063

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	$925,000	$1,045,250
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,850,000	2,178,375
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/2018	350,000	370,125
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,834,125

		9,487,213

Finance-Auto Loans — 0.5%
American Honda Finance Corp. Senior Notes 4.63% due 04/02/2013*	540,000	543,725
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,674,927
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	400,000	415,708
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	563,750
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	900,000	1,022,913

		6,221,023

Finance-Commercial — 0.6%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,791,985
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013	1,910,000	1,924,934
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/2067*	2,400,000	2,160,000

		6,876,919

Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX Ltd. FRS Guar. Bonds 5.91% due 11/30/2035	3,700,000	3,755,500
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	6,178,000	7,351,412

		11,106,912

Finance-Credit Card — 0.6%
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/2019	3,250,000	4,451,870
Discover Financial Services Senior Notes 3.85% due 11/21/2022*	2,212,000	2,247,153

		6,699,023

Security Description	Principal Amount	Value (Note 2)

Finance-Investment Banker/Broker — 1.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	$3,810,000	$4,732,298
Jefferies Group, Inc. Senior Notes 6.50% due 01/20/2043	1,170,000	1,191,109
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	750,000	855,000
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,810,294
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,270,253
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,403,236
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,307,078

		18,569,268

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,266,887

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	192,500

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	1,075,000	1,105,906

Food-Dairy Products — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	1,125,000	1,248,750
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	700,000	798,000

		2,046,750

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	400,000	438,000
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	868,125
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,344,269

		2,650,394

Food-Misc./Diversified — 1.1%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/2015	750,000	754,695
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	1,250,000	1,251,577

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	$1,030,000	$1,237,560
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,950,000	2,032,875
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,630,000	1,649,410
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,701,446
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	2,100,000	2,331,000
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*	1,125,000	1,155,938
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 8.25% due 09/01/2017	850,000	904,188
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/2015	586,000	591,860

		13,610,549

Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2007†(1)(2)	125,000	0
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,177,761

		1,177,761

Food-Wholesale/Distribution — 0.2%
US Foodservice Senior Notes 8.50% due 06/30/2019*	2,850,000	2,964,000

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020*	250,000	262,500

Gambling (Non-Hotel) — 0.1%
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	216,500
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	1,065,000	1,097,568

		1,314,068

Gas-Distribution — 0.5%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	309,888
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	941,568

Security Description	Principal Amount	Value (Note 2)

Gas-Distribution (continued)
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	$700,000	$805,834
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,438,081
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,605,479

		6,100,850

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	850,159

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,375,000	1,423,125
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/2016*	233,000	249,310

		1,672,435

Hotels/Motels — 0.5%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,628,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	200,000	222,000
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,609,508
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	1,090,000	1,127,728
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	676,236
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,384

		6,275,856

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	950,000	1,022,438

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	765,000	830,025
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,964,375
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	275,000	294,250
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	196,000

		3,284,650

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 1.6%
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	$2,380,000	$3,225,892
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	958,523
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,843,709
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,112,979
Pacific Life Global Funding Senior Notes 5.15% due 04/15/2013*	2,350,000	2,371,585
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	740,000	731,631
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	857,880
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,402,952
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,005,912
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,638,555

		19,149,618

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	900,000	1,044,220
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	661,561
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	472,860
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	1,022,781
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	775,000	875,517
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	936,302
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	902,186
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,475,866
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/2069	900,000	1,381,500

Security Description	Principal Amount	Value (Note 2)

Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	$2,870,000	$4,140,761
USF&G Capital II Company Guar. Notes 8.31% due 07/01/2046*	250,000	319,169

		14,232,723

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	195,479
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	629,877
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,757,288
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,161,151
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	565,050
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,090,645
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,401,580

		12,801,070

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,273,069

Investment Management/Advisor Services — 1.6%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	5,093,474
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	1,550,000	1,854,749
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,431,220
FMR LLC Notes 7.49% due 06/15/2019*	400,000	488,627
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,866,186
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	999,231
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,650,545
Legg Mason, Inc. Senior Notes 6.00% due 05/21/2019*	985,000	1,081,305

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	$275,000	$288,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	768,500
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	417,100
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,550,000	1,596,500

		18,536,187

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	682,500

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,542,065

Machinery-General Industrial — 0.1%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	350,407
Roper Industries, Inc. Senior Notes 6.63% due 08/15/2013	1,160,000	1,195,412

		1,545,819

Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	450,000	482,063

Medical Information Systems — 0.0%
Legend Acquisition Sub, Inc. Senior Notes 10.75% due 08/15/2020*	675,000	594,000

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	1,500,000	1,594,546
Boston Scientific Corp. Senior Notes 6.00% due 01/15/2020	1,400,000	1,620,157

		3,214,703

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	775,330
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	450,000	489,403
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/2040	440,000	479,347

		1,744,080

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	$1,175,000	$1,233,750
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*	1,175,000	1,192,625
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,600,000	1,588,000
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018*	200,000	222,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/2017	325,000	313,625
DJO Finance LLC/DJO Finance Corp. Senior Notes 9.88% due 04/15/2018*	300,000	320,250
PSS World Medical, Inc. Company Guar. Notes 6.38% due 03/01/2022	275,000	337,563
Universal Hospital Services, Inc. FRS Senior Sec. Notes 3.90% due 06/01/2015	300,000	298,875
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,025,000	1,099,312
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	706,278

		7,312,778

Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,495,430
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,955,905

		5,451,335

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	1,175,000	1,289,563

Medical-HMO — 0.3%
CDRT Holding Corp. Senior Notes 9.25% due 10/01/2017*(5)	1,050,000	1,084,125
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,750,000	1,951,250
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	877,900

		3,913,275

Medical-Hospitals — 1.0%
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	868,312
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	625,313

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$300,000	$333,750
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,275,000	4,937,625
HCA, Inc. Senior Notes 7.50% due 11/06/2033	625,000	634,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,525,000	1,547,875
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	500,000	491,875
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	975,000	1,094,437
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/2018	1,650,000	1,749,000

		12,282,562

Medical-Outpatient/Home Medical — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/2016(2)	900,000	897,750

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,200,937
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,858,087

		5,059,024

Metal-Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	500,000	518,889
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,603,460

		2,122,349

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	755,000	757,144
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,111,343

		1,868,487

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	934,937
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,270,557

		2,205,494

Security Description	Principal Amount	Value (Note 2)

Multimedia — 1.4%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/2017	$822,000	$893,925
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	710,000	692,543
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,281,133
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	2,000,000	2,348,146
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,388,134
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	795,066
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,305,930
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,787,184
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,081,443
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,840,498
Wolverine Healthcare Analytics Senior Notes 10.63% due 06/01/2020*	750,000	828,750

		16,242,752

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,184,280

Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,159,625
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	431,000	461,170
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	680,072
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	858,207

		4,159,074

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,258,084
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	733,109
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/2019	990,000	1,254,605

		4,245,798

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 1.8%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020*	$1,225,000	$1,263,281
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(6)(7)	800,000	49,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	725,000	754,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	325,000	351,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,032,750
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/2019	1,225,000	1,237,250
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/2018	700,000	742,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	250,000	275,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019*	825,000	816,750
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	175,000	184,625
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	650,000	718,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	298,375
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	967,937
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	925,000	1,036,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	270,625
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(5)	400,000	404,000
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,228,062
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	600,000	640,500
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020*	725,000	793,875

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	$100,000	$101,875
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	825,000	882,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	661,500
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,450,000	1,558,750
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	989,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	353,438
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	885,200
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	350,000	371,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	150,000	159,375
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	825,000	893,063
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,275,000	1,364,250
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019*	125,000	133,750

		21,417,981

Oil Companies-Integrated — 1.0%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,602,669
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,113,038
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	830,000	1,013,152
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,929,841
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,489,130
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,729,623
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	440,000	622,089
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	898,717

		12,398,259

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/2017	$425,000	$473,875

Oil Refining & Marketing — 0.5%
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,948,326
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,574,030

		6,522,356

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	350,000	348,250
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	775,000	689,750
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	481,500
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,056,875

		2,576,375

Paper & Related Products — 0.7%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023*	475,000	471,438
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,300,887
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,325,125
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	675,000	710,437
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,333,633
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,311,070
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(7)	250,000	25
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	300,000	300,000
Westvaco Corp. Debentures 7.65% due 03/15/2027	900,000	972,167

		7,724,782

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	1,100,000	1,232,000

Security Description	Principal Amount	Value (Note 2)

Physical Therapy/Rehabilitation Centers — 0.0%
Physiotherapy Associates Holdings, Inc. Senior Notes 11.88% due 05/01/2019*	$400,000	$383,000

Pipelines — 2.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,094,500
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	557,813
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	925,000	1,061,437
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	925,000	993,219
El Paso Corp. Company Guar. Notes 6.50% due 09/15/2020	375,000	419,402
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	609,794
Energy Transfer Partners LP Senior Notes 7.50% due 10/15/2020	1,975,000	2,276,187
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	953,923
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	3,370,000	3,660,379
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020*	500,000	535,000
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	375,000	387,188
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,234,013
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,804,808
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	683,232
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,564,814
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	373,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	739,125

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	$950,000	$1,028,375
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021*	250,000	250,938
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	710,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.38% due 08/01/2022	275,000	301,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 02/01/2021	525,000	574,875
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,492,878
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,112,015

		31,418,665

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,593,251

Printing-Commercial — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	1,200,000	1,224,000

Protection/Safety — 0.1%
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	675,000	707,063

Publishing-Periodicals — 0.1%
Idearc, Inc. Escrow Notes 8.00% due 11/15/2016†(1)(2)	1,275,000	1,594
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	1,100,000	1,083,500
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	361,969

		1,447,063

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	460,063

Radio — 0.3%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,072,312
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,075,000	1,209,375

Security Description	Principal Amount	Value (Note 2)

Radio (continued)
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*	$875,000	$890,313
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	850,000	939,250

		4,111,250

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,175,815
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	993,712
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,571,137
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,038,840
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	216,016
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,041,650
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	475,000	543,281
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,542,918
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,640,137
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,149,165
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,133,884
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	778,550
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,476,400

		22,301,505

Real Estate Management/Services — 0.4%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,772,341
ProLogis LP Senior Notes 6.88% due 03/15/2020	940,000	1,151,077
ProLogis LP Senior Notes 7.63% due 08/15/2014	1,460,000	1,590,600

		4,514,018

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.3%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	$1,520,000	$1,493,676
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,311,587
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	299,821

		3,105,084

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014(1)(2)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	3,090,000	3,412,741
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,221,175
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,085,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	275,000	312,813
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/2019	475,000	552,188
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	82,500
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	83,625
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,295,437

		10,045,479

Research & Development — 0.1%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	475,000	503,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,191,750

		1,695,250

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,092,000
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(2)(4)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	800,000	796,000

		1,888,000

Security Description	Principal Amount	Value (Note 2)

Retail-Apparel/Shoe — 0.1%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	$750,000	$705,000
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	750,000	806,250
PVH Corp. Senior Notes 4.50% due 12/15/2022	200,000	199,000

		1,710,250

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,350,000	1,476,563

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	859,134
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,133,159

		1,992,293

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022*	300,000	308,250

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,000,000	1,023,750

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 05/31/2018*	200,000	217,750
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,125,000	1,224,844
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,978,799

		3,421,393

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 7.25% due 07/15/2013	2,140,000	2,177,450

Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	557,430	611,628

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	825,000	841,500
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,650,000	1,699,500

		2,541,000

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	350,000	378,000

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	$300,000	$317,250
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	745,875

		1,063,125

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,382,812
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	1,150,000	1,184,500

		2,567,312

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,182,000	1,288,380

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,876,875
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,566,000
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	425,000	455,812

		3,898,687

Retail-Sporting Goods — 0.2%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,365,875
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(5)	675,000	696,094

		2,061,969

Schools — 0.3%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,419,324
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,031,636

		3,450,960

School-Day Care — 0.0%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/2015*	575,000	546,250

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc. Senior Notes 3.45% due 06/14/2013	1,295,000	1,308,370

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	$2,640,000	$3,147,976

Special Purpose Entities — 1.1%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	796,115
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	1,620,000	1,676,716
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,428,767
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	2,500,000	2,590,122
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(10)	4,930,000	5,339,111
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	700,000	756,000

		12,586,831

Steel Pipe & Tube — 0.5%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,120,000	1,150,800
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	315,000	358,312
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	4,044,068

		5,553,180

Steel-Producers — 0.2%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,753,787

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	2,111,305

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,132,727

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019*	275,000	299,063
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	2,003,493

		2,302,556

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.7%
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	$1,350,000	$1,474,875
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,783,295
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	510,000	573,177

		7,831,347

Telephone-Integrated — 1.6%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,141,910
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,367,812
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,087,306
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	976,500
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,035,500
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	784,000
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,140,386
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,225,000	1,237,250
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	2,625,000	2,854,687
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	475,000	476,188

		19,101,539

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	525,000
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	971,125

		1,496,125

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	100,000	101,250
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	166,125
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/2019	1,175,000	1,301,313

Security Description	Principal Amount	Value (Note 2)

Theaters (continued)
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	$325,000	$321,750

		1,890,438

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	312,081
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	964,764

		1,276,845

Tools-Hand Held — 0.0%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	275,000	281,875

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,486,116

Transport-Equipment & Leasing — 0.1%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	650,000	679,250

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	259,499	307,662
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,627,537
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,637,943

		4,573,142

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	1,011,719
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,087,952
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	845,621

		2,945,292

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	4,020,000	4,231,717

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	600,000	636,000

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Wire & Cable Products (continued)
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	$1,250,000	$1,287,500
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022*	1,100,000	1,157,750

		3,081,250

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020*	600,000	645,000

Total U.S. Corporate Bonds & Notes (cost $815,832,767)		897,067,985

FOREIGN CORPORATE BONDS & NOTES — 15.0%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,390,921

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/2020	675,000	789,750

Aerospace/Defense-Equipment — 0.0%
Silver II Borrower/Silver II US Holdings, LLC Company Guar. Notes 7.75% due 12/15/2020*	450,000	471,375

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,333,157

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	229,500
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,347,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,232,971

		4,809,471

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	1,400,000	1,344,000
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	400,000	452,000
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,360,500

		3,156,500

Banks-Commercial — 0.7%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/2016*(8)	2,850,000	2,821,500

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	$2,240,000	$2,375,251
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,568,677

		8,765,428

Beverages-Wine/Spirits — 0.6%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,828,815
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,167,096
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,112,142

		7,108,053

Broadcast Services/Program — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	6,491,235

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,265,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	198,702
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	978,390
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,150,000	2,397,250
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	362,375

		3,936,717

Chemicals-Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	786,000	858,705

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,056,763

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	631,063
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	950,000	1,068,750

		1,699,813

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	$1,925,000	$2,112,687
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	250,000	251,875

		2,364,562

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,166,000

Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,636,148
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,501,722

		4,137,870

Diversified Financial Services — 0.3%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	408,132
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,608,232

		3,016,364

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,036,338
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	633,178

		2,669,516

Diversified Operations — 0.3%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,633,894
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,265,948
Stena AB Senior Notes 7.00% due 12/01/2016	250,000	248,125

		3,147,967

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,232,827

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,621,818

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated (continued)
Enersis SA Senior Notes 7.40% due 12/01/2016	$600,000	$697,883
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,230,998

		3,550,699

Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	225,000

Electronic Parts Distribution — 0.1%
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,444,500

Finance-Auto Loans — 0.2%
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,996,132

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,806,666

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,335,347

Gold Mining — 0.4%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	628,836
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	760,098
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,617,406
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,332,652

		4,338,992

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,208,095

Machinery-Material Handling — 0.1%
Dematic SA/DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	625,000	639,063

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,944,373

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Multimedia — 0.2%
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	$1,800,000	$1,926,162

Non-Ferrous Metals — 0.2%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,850,282

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	225,000	224,437
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	931,177

		1,155,614

Oil Companies-Exploration & Production — 0.9%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	827,863
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,839,428
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,946,671
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021*	200,000	201,500
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017	450,000	427,500
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/2021	500,000	524,829
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	890,000	964,607

		10,732,398

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,059,333
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,578,438
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	1,800,000	1,898,651
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,140,400
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	2,913,707
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,347,162
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,337,636

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	$5,000,000	$5,350,000
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	2,570,000	2,949,075
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,880,000

		24,454,402

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*	500,000	672,500

Oil-Field Services — 0.3%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/2016*	840,000	862,059
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	153,240
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	684,623
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,360,448

		4,060,370

Pipelines — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,284,635

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	450,000	457,312
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	697,125
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020*	600,000	642,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,220,625

		3,017,062

Savings & Loans/Thrifts — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,542,796

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,427,625

Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	265,625

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Seismic Data Collection (continued)
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	$325,000	$345,313
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,222,000

		1,832,938

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	950,000	1,061,625

Specified Purpose Acquisitions — 0.0%
MMI International, Ltd. Senior Sec. Notes 8.00% due 03/01/2017*	125,000	128,750

Steel-Producers — 1.1%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,689,316
ArcelorMittal Senior Notes 5.38% due 06/01/2013	520,000	525,434
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,145,980
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,521,461
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	998,252
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,839,850
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,293,350

		13,013,643

SupraNational Banks — 0.4%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	748,898
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	896,934
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,308,791
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,688,112

		4,642,735

Telecom Services — 0.0%
Digicel, Ltd. Senior Notes 12.00% due 04/01/2014*	275,000	296,313

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated — 0.7%
KT Corp. Senior Notes 5.88% due 06/24/2014*	$3,050,000	$3,225,378
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/2013	2,440,000	2,440,000
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,747,582
Virgin Media Finance PLC Company Guar. Notes 4.88% due 02/15/2022	525,000	523,688

		7,936,648

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,771,091

Travel Services — 0.1%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	1,125,000	1,192,500

Wireless Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,057,837

Total Foreign Corporate Bonds & Notes (cost $162,756,744)		177,414,787

FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	958,455
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,578,300
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,500,438

Total Foreign Government Agencies (cost $6,273,816)		7,037,193

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $343,382)	640,000	546,112

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 1.2%
2.75% due 08/15/2042	15,000,000	13,814,070

United States Treasury Notes — 4.5%
1.25% due 10/31/2019	15,000,000	14,937,885
1.63% due 08/15/2022	35,000,000	34,051,185
1.63% due 11/15/2022	5,000,000	4,840,625

		53,829,695

Total U.S. Government Treasuries (cost $70,224,405)		67,643,765

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	$3,520,000	$3,532,672

COMMON STOCK — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	16,407	460,872
Motors Liquidation Co. GUC Trust†	4,119	96,179

Total Common Stock (cost $1,608,862)		557,051

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(2)(4) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,065	1,039,407

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†	30,000	300

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series Q, 8.54%	20,000	$1,255,400

Total Preferred Stock (cost $3,091,012)		2,295,107

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	4,633	87,286
General Motors Co. Expires 07/10/19 (Strike price $18.33)	4,633	56,523

Total Warrants (cost $608,145)		143,809

Total Long-Term Investment Securities (cost $1,064,312,557)		1,156,241,139

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013 (cost $11,724,000)	$11,724,000	11,724,000

TOTAL INVESTMENTS (cost $1,076,036,557)(9)	98.8%	1,167,965,139
Other assets less liabilities	1.2	13,765,591

NET ASSETS	100.0%	$1,181,730,730

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $274,405,229 representing 23.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $6,109,382 representing 0.5% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2013, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	5/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/2011	4/21/2011	1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/2025	4/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	4/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(6)	Security in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	”Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$2,658	$2,658
U.S. Corporate Bonds & Notes
Auto-Cars/Light Trucks	—	19,070,982	0	19,070,982
Diversified Banking Institutions	—	72,443,255	—	72,443,255
Food-Retail	—	1,177,761	0	1,177,761
Paper & Related Products	—	7,724,757	25	7,724,782
Publishing-Periodicals	—	1,445,469	1,594	1,447,063
Recycling	—	—	9	9
Resorts/Theme Parks	—	1,888,000	0	1,888,000
Other Industries*	—	793,316,133	—	793,316,133
Foreign Corporate Bonds & Notes	—	177,414,787	—	177,414,787
Foreign Government Agencies	—	7,037,193	—	7,037,193
U.S. Government Agencies	—	546,112	—	546,112
U.S. Government Treasuries	—	67,643,765	—	67,643,765
Municipal Bonds & Notes	—	3,532,672	—	3,532,672
Common Stock	557,051	—	—	557,051
Membership Interest Certificates
Home Furnishings	—	—	0	0
Preferred Stock
Real Estate Investment Trusts	1,255,400	—	—	1,255,400
Other Industries*	—	1,039,707	—	1,039,707
Warrants	143,809	—	—	143,809
Short-Term Investment Securities:
Time Deposits	—	11,724,000	—	11,724,000

Total	$1,956,260	$1,166,004,593	$4,286	$1,167,965,139

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

38

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2013 —(unaudited)

Industry Allocation*

Sovereign	54.7%
Diversified Financial Services	12.0
Federal National Mtg. Assoc.	11.0
Banks-Commercial	6.0
United States Treasury Notes	4.8
Time Deposits	3.8
Sovereign Agency	3.0
Diversified Banking Institutions	1.9
Banks-Money Center	1.5
Collateralized Mortgage Obligation - Other	1.5
Tobacco	0.8
Banks-Special Purpose	0.8
SupraNational Banks	0.6
Foreign Government Treasuries	0.6
Oil Companies-Integrated	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Mutual	0.5
Pharmacy Services	0.4
Finance-Consumer Loans	0.4
Brewery	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Commercial	0.4
Oil-Field Services	0.3
Beverages-Wine/Spirits	0.3
Applications Software	0.3
Computers	0.3
Medical-Generic Drugs	0.2
Agricultural Operations	0.2
Finance-Credit Card	0.2
Electronic Components-Semiconductors	0.2
Electric-Distribution	0.2
Multimedia	0.2
Medical-Drugs	0.2
Banks-Mortgage	0.2
Airport Development/Maintenance	0.1
Special Purpose Entities	0.1
Pipelines	0.1
Insurance-Multi-line	0.1

109.7%

Country Allocation*

United States	30.1%
Japan	18.8
United Kingdom	16.2
Germany	10.5
Italy	7.6
Cayman Islands	4.9
Norway	3.7
Netherlands	3.4
Spain	3.0
Belgium	2.1
Canada	1.9
France	1.1
Finland	1.0
Mexico	0.9
Sweden	0.7
SupraNational	0.6
Ireland	0.6
Australia	0.5
Denmark	0.5
Luxembourg	0.4
Slovenia	0.2
Curacao	0.2
United Arab Emirates	0.2
Switzerland	0.2
Indonesia	0.2
Jersey	0.1
Chile	0.1

109.7%

Credit Quality#†

Aaa	53.4%
Aa	21.5
A	5.4
Baa	14.4
Caa	0.3
Ca	0.7
Not rated@	4.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

39

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 12.7%
Cayman Islands — 4.9%
ECP CLO, Ltd. FRS Series 2008-1A, Class A1 1.16% due 03/17/2022*	$		2,250,000	$2,211,984
Gannett Peak CLO, Ltd. FRS Series 2006-1A, Class A1A 0.55% due 10/27/2020*			2,836,364	2,778,658
Golub Capital Management CLO, Ltd. FRS Series 2007-1A, Class A 0.54% due 07/31/2021*			1,450,000	1,401,279
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.56% due 11/01/2017*			1,976,806	1,925,294
Ocean Trails CLO FRS Series 2006-1X, Class A1 0.56% due 10/12/2020(4)			2,679,078	2,619,388
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.55% due 11/22/2023*			2,150,000	2,113,127
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.63% due 04/17/2025*(1)			1,600,000	1,548,565
Red River CLO, Ltd. FRS Series 1X, Class A 0.58% due 07/27/2018(4)			2,506,637	2,411,064

				17,009,359

United Kingdom — 3.8%
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.44% due 09/20/2066(2)		EUR	94,764	122,881
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.60% due 09/20/2066(2)		EUR	1,359,620	1,776,865
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.91% due 02/15/2017*		EUR	3,300,000	4,529,856
Granite Master Issuer PLC FRS Series 2006-3, Class A4 0.28% due 12/20/2054(2)			1,266,648	1,248,440
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.31% due 12/20/2054(2)		EUR	1,006,823	1,351,070
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.33% due 12/20/2054(2)		EUR	162,391	217,915
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.34% due 12/20/2054(2)			811,954	799,775
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.73% due 12/20/2054(2)		GBP	974,345	1,524,294
Granite Master Issuer PLC FRS Series 2005-4, Class A6 0.73% due 12/20/2054(2)		GBP	32,478	50,810
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.84% due 06/20/2044(2)		GBP	426,024	668,715
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.88% due 09/20/2044(2)		GBP	398,114	626,673

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
Granite Mortgages PLC FRS Series 2003-3, Class 3A 0.89% due 01/20/2044(2)	GBP	196,068	$308,756

			13,226,050

United States — 4.0%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.57% due 10/25/2034(2)		1,289	1,301
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.41% due 03/20/2046(2)		947,846	655,142
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.47% due 02/25/2036(2)		1,055,261	732,035
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/2035(2)		208,773	194,716
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(2)		3,300,000	3,355,084
FHLMC Multifamily Structured Pass Through Certs. Series K709 , Class A2 2.09% due 03/25/2019(2)		3,000,000	3,087,933
GCO Education Loan Funding Trust FRS Series 2006-1, Class A11L 0.54% due 05/25/2036		300,000	262,097
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.44% due 06/25/2047(2)		1,235,147	717,140
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(2)		1,000,000	1,066,817
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/2035(2)		240,298	213,710
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.90% due 11/20/2034(2)		128,045	125,769
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		550,000	550,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 2.03% due 11/25/2037(2)		648,314	445,133

40

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series 2007-OA2 Class 2A 0.86% due 01/25/2047(2)		$495,336	$281,005
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.16% due 06/25/2046(2)		1,386,795	805,462
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.82% due 12/28/2037(2)		973,923	764,601

			13,657,945

Total Asset Backed Securities (cost $45,391,348)			43,893,354

CORPORATE BONDS & NOTES — 21.1%
Australia — 0.5%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015		850,000	870,807
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017		750,000	767,604

			1,638,411

Canada — 0.6%
Bank of Nova Scotia Bonds 5.75% due 01/28/2014	AUD	1,200,000	1,281,079
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/2013	AUD	800,000	852,321

			2,133,400

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021		50,000	54,781
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020		90,000	100,553

			155,334

Curacao — 0.2%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 2.88% due 04/15/2019	EUR	550,000	776,387

France — 0.4%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	409,737
Pernod-Ricard SA Senior Notes 7.00% due 01/15/2015	EUR	450,000	676,541
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	460,155

			1,546,433

Security Description		Principal Amount**	Value (Note 2)

Germany — 0.4%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	$363,396
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	929,553

			1,292,949

Ireland — 0.6%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	547,791
GE Capital UK Funding Company Guar. Notes 5.63% due 04/25/2019	GBP	644,000	1,181,546
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		250,000	250,000

			1,979,337

Japan — 3.0%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	10,280,510

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	426,145

Luxembourg — 0.4%
Gazprom OAO Via Gaz Capital SA Senior Notes 9.25% due 04/23/2019		710,000	925,663
TNK-BP Finance SA Company Guar. Notes 6.63% due 03/20/2017		126,000	143,010
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/2016		159,000	181,856

			1,250,529

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021		360,000	413,100

Netherlands — 0.4%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,319,452

Norway — 3.7%
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017		500,000	530,700
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017*		3,600,000	3,821,040
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/2013		1,150,000	1,153,598
Sparebank 1 Boligkreditt AS Bonds 1.75% due 11/15/2019*		1,900,000	1,860,290

41

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Norway (continued)
Sparebank 1 Boligkreditt AS Notes 2.30% due 06/30/2018*		$1,400,000	$1,454,600
Sparebank 1 Boligkreditt AS Notes 2.63% due 05/26/2017*		3,900,000	4,106,310

			12,926,538

Sweden — 0.6%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	664,199
Swedbank Hypotek AB FRS Bonds 0.76% due 03/28/2014*		590,000	592,013
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	690,556

			1,946,768

Switzerland — 0.2%
UBS AG Notes 4.88% due 08/04/2020		650,000	741,349

United Arab Emirates — 0.2%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	230,500
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		476,453	533,627

			764,127

United Kingdom — 3.6%
Abbey National Treasury Services PLC Bonds 3.38% due 06/08/2016	EUR	600,000	859,685
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		1,300,000	1,476,020
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*		850,000	871,420
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	796,714
HSBC Bank PLC Senior Notes 1.63% due 08/12/2013*(4)		2,050,000	2,062,343
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	1,150,000	1,744,476
Lloyds TSB Bank PLC Bonds 4.13% due 04/06/2017	EUR	2,500,000	3,717,516
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	541,294

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014*(4)		$350,000	$376,390

			12,445,858

United States — 6.1%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016		800,000	845,115
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,400,000	1,405,001
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/2021		750,000	848,214
Bank of America Corp. Senior Notes 4.75% due 08/01/2015		800,000	861,042
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	779,453
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	1,012,454
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016		750,000	806,197
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022		800,000	847,790
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		1,250,000	1,234,701
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	881,470
John Deere Capital Corp. FRS Senior Notes 0.71% due 10/04/2013		700,000	702,080
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	755,636
JPMorgan Chase & Co. Senior Notes 2.75% due 08/24/2022	EUR	250,000	337,685
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		1,900,000	1,902,295
MassMutual Global Funding II Senior Notes 2.30% due 09/28/2015*(4)		400,000	417,723
MetLife, Inc. Senior Notes 1.76% due 12/15/2017		200,000	200,596
Microsoft Corp. Senior Notes 0.88% due 11/15/2017		900,000	891,761
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	856,948

42

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021		$600,000	$660,869
New York Life Global Funding Notes 0.75% due 07/24/2015*		1,650,000	1,655,653
ONEOK Partners LP Company Guar. Notes 2.00% due 10/01/2017		200,000	201,580
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/2016		800,000	837,949
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	149,317
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		150,000	149,688
WM Covered Bond Program Sec. Notes 4.00% due 11/26/2016	EUR	850,000	1,264,006
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*		650,000	648,859

			21,154,082

Total Corporate Bonds & Notes (cost $67,958,308)			73,190,709

GOVERNMENT AGENCIES — 53.7%
Belgium — 2.1%
Kingdom of Belgium Bonds 3.50% due 06/28/2017	EUR	3,190,000	4,770,587
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	245,000	375,907
Kingdom of Belgium Bonds 4.00% due 03/28/2014	EUR	1,010,000	1,428,566
Kingdom of Belgium Senior Notes 4.25% due 09/28/2022	EUR	490,000	774,801

			7,349,861

Canada — 1.3%
Government of Canada Bonds 2.50% due 06/01/2015(3)	CAD	2,460,000	2,540,060
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	515,861
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,451,925

			4,507,846

Chile — 0.1%
Republic of Chile Senior Bonds 3.63% due 10/30/2042		360,000	338,400

Security Description		Principal Amount**	Value (Note 2)

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	$1,595,741

Finland — 1.0%
Republic of Finland Senior Notes 3.13% due 09/15/2014	EUR	2,550,000	3,621,278

France — 0.7%
Government of France Bonds 4.25% due 10/25/2017	EUR	1,500,000	2,333,652

Germany — 10.1%
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	7,620,000	10,225,390
Federal Republic of Germany Bonds 1.75% due 10/09/2015	EUR	4,470,000	6,298,185
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	1,350,000	1,874,802
Federal Republic of Germany Bonds 3.00% due 07/04/2020	EUR	5,860,000	8,963,238
Federal Republic of Germany Bonds 4.00% due 01/04/2018	EUR	1,970,000	3,095,384
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	2,580,000	4,571,930

			35,028,929

Indonesia — 0.2%
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		400,000	614,000

Italy — 4.0%
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	2,810,000	4,026,337
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	3,750,000	5,455,396
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,860,000	4,259,604

			13,741,337

Japan — 15.8%
Government of Japan Senior Notes 1.50% due 09/20/2014	JPY	750,000,000	8,389,756
Government of Japan Bonds 1.60% due 06/20/2014	JPY	1,000,000,000	11,162,775
Government of Japan Senior Bonds 1.70% due 12/20/2016	JPY	142,000,000	1,648,599
Government of Japan Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,503,903

43

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Bonds 1.90% due 03/20/2024	JPY	450,000,000	$5,446,745
Government of Japan Bonds 2.00% due 12/20/2025	JPY	70,000,000	849,109
Government of Japan Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,874,973
Government of Japan Bonds 2.10% due 12/20/2026	JPY	245,000,000	2,983,666
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	2,849,272
Government of Japan Bonds 2.10% due 12/20/2029	JPY	340,000,000	4,023,143
Government of Japan Bonds 2.20% due 09/20/2026	JPY	700,000,000	8,636,651
Government of Japan Bonds 2.30% due 03/20/2039	JPY	280,000,000	3,308,357

			54,676,949

Mexico — 0.2%
United Mexican States Senior Notes 4.75% due 03/08/2044		50,000	52,575
United Mexican States Bonds 8.50% due 11/18/2038	MXN	6,836,600	704,224

			756,799

Netherlands — 3.0%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,634,398
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,540,700
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	997,328
Government of Netherlands Bonds 4.25% due 07/15/2013*	EUR	1,200,000	1,658,911
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,741,507

			10,572,844

Slovenia — 0.2%
Republic of Slovenia Senior Notes 5.50% due 10/26/2022		760,000	787,550

Spain — 3.0%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,329,829
Kingdom of Spain Bonds 4.20% due 01/31/2037	EUR	480,000	521,147
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	1,570,000	2,188,256

Security Description		Principal Amount**	Value (Note 2)

Spain (continued)
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	2,360,000	$3,246,016
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	2,160,000	3,106,240

			10,391,488

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	2,300,000	388,377

United States — 11.4%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/2022		1,300,000	1,335,992
Federal National Mtg. Assoc. 3.00% due February TBA		5,000,000	5,163,281
3.00% due March TBA		5,000,000	5,149,218
3.42% due 10/01/2020		388,686	424,425
3.50% due February TBA		2,000,000	2,109,062
3.50% due March TBA		6,000,000	6,312,187
3.63% due 12/01/2020		291,775	322,067
3.75% due 03/01/2018		988,980	1,092,086
3.84% due 05/01/2018		530,000	589,242
4.00% due 10/01/2040		23,054	24,527
4.00% due 11/01/2040		25,124	26,729
4.00% due 10/01/2041		46,362	49,339
4.00% due February TBA		4,000,000	4,251,250
4.38% due 06/01/2021		995,540	1,143,429
4.50% due 02/01/2041		966,386	1,040,322
4.50% due 08/01/2041		409,273	441,353
4.50% due 10/01/2041		111,750	120,509
5.00% due 12/01/2033		899,516	976,794
5.00% due 06/01/2035		915,874	989,977
6.00% due 08/01/2036		20,555	22,492
6.00% due 02/01/2037		894,573	978,835
6.00% due 03/01/2037		278,441	307,025
6.00% due 08/01/2038		579,240	638,705
6.00% due 10/01/2038		36,900	40,295
6.00% due 04/01/2039		317,874	347,119
6.00% due 10/01/2039		311,219	340,534
6.00% due 12/01/2039		1,790,521	1,957,966
6.00% due 10/01/2041		350,715	382,873
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(2)		600,000	607,701
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(2)		800,000	808,728
Series 2012-M8, Class A2 2.35% due 05/25/2022(2)		600,000	598,421
Series 2012-M9, Class A2 2.48% due 04/25/2022(2)		850,000	857,840

			39,450,323

Total Government Agencies (cost $185,967,652)			186,155,374

GOVERNMENT TREASURIES — 17.2%
Italy — 3.6%
Republic of Italy Notes 3.50% due 11/01/2017	EUR	2,330,000	3,219,648
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	470,000	684,090

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT TREASURIES (continued)
Italy (continued)
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	$943,300
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,226,267
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	3,150,000	4,706,658
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	260,855
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,318,366

			12,359,184

United Kingdom — 8.8%
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	2,590,000	4,109,835
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	12,250,000	18,848,560
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	2,320,000	3,922,074
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	305,000	565,965
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,610,000	3,113,204

			30,559,638

United States — 4.8%
United States Treasury Notes 0.25% due 09/15/2015		440,000	438,728
0.63% due 09/30/2017		12,040,000	11,939,357
0.75% due 12/31/2017		300,000	298,383
1.00% due 09/30/2019		2,050,000	2,010,923
1.63% due 11/15/2022		2,230,000	2,158,919

			16,846,310

Total Government Treasuries (cost $59,144,278)			59,765,132

FOREIGN DEBT OBLIGATIONS — 0.6%
SupraNational — 0.6%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	497,966
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	535,426
Inter-American Development Bank Notes 7.00% due 06/15/2025		850,000	1,212,902

Total Foreign Debt Obligations (cost $1,788,242)			2,246,294

Total Long-Term Investment Securities
(cost $360,249,828)			$365,250,863

Security Description		Principal Amount**	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Foreign Government Treasuries — 0.6%
United Mexican States 4.50% due 04/18/2013	MXN	239,786,900	$1,868,737
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013		13,221,000	13,221,000

Total Short-Term Investment Securities
(cost $15,050,744)			15,089,737

TOTAL INVESTMENTS — (cost $375,300,572)(5)		109.7%	380,340,600
Liabilities in excess of other assets		(9.7)	(33,601,103)

NET ASSETS —		100.0%	$346,739,497

FORWARD SALES CONTRACTS — (3.1)%
U.S. Government Agencies — (3.1)%
Federal National Mtg. Assoc.
3.00% due April TBA		$(4,000,000)	(4,108,125)
4.50% due February TBA		(1,000,000)	(1,073,125)
5.00% due February TBA		(1,000,000)	(1,079,531)
6.00% due February TBA		(4,000,000)	(4,366,250)

Total Forward Sales Contracts (proceeds $(10,671,094))			$(10,627,031)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $51,123,453 representing 14.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Collateralized Mortgage Obligation
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $7,886,908 representing 2.3% of net assets.
(5)	See Note 3 for cost of investments on a tax basis.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
66	Long	Euro-Bund	March 2013	$12,848,517	$12,716,349	$(132,168)
17	Short	Japanese 10 Year Bond	March 2013	26,891,027	26,825,961	65,066
49	Long	Life Long Gilt	March 2013	9,124,544	9,043,579	(80,965)
44	Short	U.S. Treasury 2 Year Note	March 2013	9,696,500	9,698,563	(2,063)
91	Long	U.S. Treasury 5 Year Note	March 2013	11,296,086	11,259,828	(36,258)
35	Short	U.S. Treasury 10 Year Note	March 2013	4,649,218	4,594,844	54,374
145	Short	U.S. Treasury Long Bond	March 2013	21,192,928	20,802,969	389,959
91	Long	U.S. Treasury Ultra Long Bond	March 2013	15,023,524	14,244,344	(779,180)

						$(521,235)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	2,244,000	JPY	200,522,140	3/21/2013	$—	$(50,521)

Barclays Bank PLC	EUR	370,424	USD	492,297	2/8/2013	—	(10,676)
	EUR	431,000	CHF	537,429	3/20/2013	5,470	—
	EUR	1,309,000	USD	1,744,943	3/20/2013	—	(32,862)
	JPY	225,328,217	USD	2,587,000	3/21/2013	122,171	—
	USD	433,731	EUR	329,000	3/20/2013	13,097	—
	USD	323,355	GBP	201,644	3/20/2013	—	(3,624)
	USD	430,000	JPY	37,017,195	3/21/2013	—	(25,075)

						140,738	(72,237)

BNP Paribas SA	JPY	51,270,529	USD	583,000	3/21/2013	22,160	—
	USD	1,158,615	EUR	882,000	3/20/2013	39,264	—
	USD	1,160,000	JPY	101,758,448	3/21/2013	—	(46,881)

						61,424	(46,881)

Citibank N.A.	AUD	1,094,000	NZD	1,367,850	3/20/2013	7,507	—
	AUD	820,000	USD	858,857	3/20/2013	6,595	—
	EUR	855,000	GBP	734,642	3/20/2013	3,650	—
	EUR	263,000	SEK	2,318,477	3/20/2013	7,127	—
	EUR	861,000	USD	1,156,237	3/20/2013	—	(13,121)
	GBP	2,908,156	USD	4,586,162	2/20/2013	—	(25,758)
	JPY	1,017,319,241	USD	11,721,800	3/21/2013	593,510	—
	NZD	1,029,000	USD	860,326	3/20/2013	—	(691)
	USD	1,327,740	EUR	1,012,576	2/8/2013	47,168	—
	USD	1,742,598	CAD	1,720,754	2/27/2013	—	(18,337)
	USD	857,626	AUD	832,000	3/20/2013	7,109	—
	USD	5,833,093	EUR	4,440,000	3/20/2013	197,047	—
	USD	2,322,191	GBP	1,457,000	3/20/2013	—	(11,948)
	USD	5,282,000	JPY	461,221,405	3/21/2013	—	(236,774)

						869,713	(306,629)

Credit Suisse London Branch	CHF	1,219,255	EUR	1,009,000	3/20/2013	29,962	—
	CHF	10,222,299	USD	10,987,348	3/20/2013	—	(250,645)
	EUR	3,898,000	CHF	4,809,132	3/20/2013	—	(7,058)
	GBP	3,732,014	USD	6,027,725	2/20/2013	109,284	—
	USD	2,305,720	EUR	1,727,500	3/20/2013	40,466	—
	USD	1,160,000	JPY	102,023,160	3/21/2013	—	(43,985)

						179,712	(301,688)

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG London	CHF	232,394	AUD	241,000	3/20/2013	$—	$(5,003)
	CHF	233,259	NZD	304,000	3/20/2013	—	(2,064)
	EUR	2,167,000	CHF	2,690,926	3/20/2013	15,210	—
	EUR	1,708,000	GBP	1,463,918	3/20/2013	1,510	—
	EUR	327,000	NOK	2,434,384	3/20/2013	717	—
	EUR	4,297,000	USD	5,740,104	3/20/2013	—	(95,822)
	JPY	498,053,521	USD	5,789,000	3/21/2013	340,874	—
	USD	14,001,911	EUR	10,615,000	3/20/2013	414,740	—
	USD	432,986	GBP	268,000	3/20/2013	—	(8,041)
	USD	3,316,000	JPY	285,392,670	3/21/2013	—	(194,136)

						773,051	(305,066)

HSBC Bank PLC	EUR	1,547,000	NOK	11,383,750	3/20/2013	—	(20,921)
	EUR	3,250,000	SEK	28,137,803	3/20/2013	7,522	—
	GBP	530,000	USD	863,556	3/20/2013	23,179	—
	NOK	11,860,041	EUR	1,593,000	3/20/2013	—	(3,636)
	NOK	2,171,243	USD	381,000	3/20/2013	—	(15,745)
	SEK	6,489,929	EUR	747,120	3/20/2013	—	(5,112)
	USD	582,736	GBP	365,000	3/20/2013	—	(3,987)

						30,701	(49,401)

JPMorgan Chase Bank N.A.	EUR	2,305,940	USD	3,105,363	2/8/2013	—	(25,717)
	EUR	888,000	NOK	6,501,465	3/20/2013	—	(18,033)
	EUR	1,195,000	USD	1,591,064	3/20/2013	—	(31,913)
	GBP	718,000	USD	1,159,645	3/20/2013	21,173	—
	JPY	190,847,664	USD	2,166,000	3/21/2013	78,349	—
	NOK	8,591,193	EUR	1,170,000	3/20/2013	19,178	—
	NOK	6,404,000	SEK	7,474,813	3/20/2013	4,381	—
	SEK	11,528,340	EUR	1,328,000	3/20/2013	—	(7,914)
	USD	14,076,774	EUR	10,594,557	2/8/2013	308,858	—
	USD	2,943,736	EUR	2,217,007	3/20/2013	67,269	—
	USD	3,479,000	JPY	307,871,436	3/21/2013	—	(111,245)

						499,208	(194,822)

Morgan Stanley & Co. International PLC	GBP	6,209,477	USD	9,927,899	2/20/2013	80,554	—
	NOK	31,667,805	EUR	4,297,844	3/20/2013	50,501	—
	USD	674,862	AUD	645,313	3/20/2013	—	(4,159)
	USD	2,030,098	EUR	1,532,000	3/20/2013	50,572	—
	USD	583,000	JPY	51,622,434	3/21/2013	—	(18,311)

						181,627	(22,470)

Royal Bank of Canada	CAD	5,219,978	USD	5,255,000	3/20/2013	26,765	—
	EUR	191,000	CAD	251,817	3/20/2013	—	(7,189)
	EUR	358,000	USD	485,572	3/20/2013	—	(642)
	GBP	977,601	USD	1,545,865	2/20/2013	—	(4,470)
	USD	9,496,984	GBP	5,907,464	2/20/2013	—	(128,590)
	USD	2,699,000	CAD	2,690,227	3/20/2013	—	(4,517)
	USD	582,508	EUR	437,000	3/20/2013	10,999	—
	USD	583,212	GBP	361,000	3/20/2013	—	(10,804)

						37,764	(156,212)

Royal Bank of Scotland PLC	AUD	1,114,000	USD	1,153,768	3/20/2013	—	(4,062)
	CAD	372,867	USD	378,000	3/20/2013	4,543	—
	EUR	436,000	CHF	542,234	3/20/2013	3,961	—
	GBP	2,161,000	USD	3,471,061	3/20/2013	44,545	—
	SEK	2,828,224	EUR	328,000	3/20/2013	1,053	—
	USD	956,561	NZD	1,159,355	3/20/2013	13,531	—

						67,633	(4,062)

Standard Chartered Bank	EUR	860,000	USD	1,155,926	3/20/2013	—	(12,074)
	USD	769,670	EUR	585,000	3/20/2013	24,842	—
	USD	583,000	JPY	51,522,216	3/21/2013	—	(19,407)

						24,842	(31,481)

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank London	CHF	539,500	EUR	435,000	3/20/2013	$—	$(2,314)
	EUR	10,601,303	USD	14,147,757	2/8/2013	—	(247,035)
	EUR	436,000	NOK	3,265,400	3/20/2013	4,529	—
	EUR	1,783,000	USD	2,322,358	3/20/2013	—	(99,205)
	JPY	263,757,053	USD	3,047,000	3/21/2013	161,805	—
	NOK	6,473,789	EUR	869,000	3/20/2013	—	(2,714)
	USD	4,716,750	EUR	3,581,614	2/8/2013	146,481	—
	USD	29,995,517	JPY	2,683,296,992	2/28/2013	—	(647,677)
	USD	1,159,000	JPY	104,110,038	3/21/2013	—	(20,157)

						312,815	(1,019,102)

UBS AG London	CAD	1,781,258	USD	1,792,587	3/20/2013	8,511	—
	CHF	9,181,985	EUR	7,509,000	3/20/2013	103,958	—
	EUR	1,366,664	USD	1,822,428	2/8/2013	—	(33,273)
	EUR	2,587,000	CHF	3,197,460	3/20/2013	1,654	—
	EUR	1,292,000	USD	1,737,120	3/20/2013	—	(17,597)
	GBP	284,000	USD	454,008	2/20/2013	3,625	—
	GBP	532,000	USD	865,245	3/20/2013	21,697	—
	JPY	101,809,648	USD	1,162,000	3/21/2013	48,321	—
	NZD	1,039,000	USD	856,479	3/20/2013	—	(12,906)
	SEK	5,748,248	EUR	664,000	3/20/2013	—	(1,455)
	USD	1,552,021	EUR	1,168,137	2/8/2013	34,112	—
	USD	865,480	EUR	661,000	3/20/2013	32,251	—
	USD	3,400,000	JPY	299,899,067	3/21/2013	—	(119,453)

						254,129	(184,684)

Westpac Banking Corp.	AUD	2,757,000	NZD	3,459,268	3/20/2013	29,074	—
	AUD	4,425,000	USD	4,600,039	3/20/2013	939	—
	EUR	18,547,257	USD	24,457,582	2/8/2013	—	(726,484)
	USD	3,333,491	AUD	3,195,687	3/20/2013	—	(12,071)
	USD	1,152,690	NZD	1,374,000	3/20/2013	—	(2,993)

						30,013	(741,548)

Net Unrealized Appreciation (Depreciation)						$3,463,370	$(3,486,804)

AUD	— Australian Dollar	GBP	— British Pound	SEK	— Swedish Krona
CAD	— Canada Dollar	JPY	— Japanese Yen	USD	— United States Dollar
CHF	— Swiss Franc	NOK	— Norwegian Krone
EUR	— Euro Dollar	NZD	— New Zealand Dollar

Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	CAD	2,600	9/20/2035	3 month CDOR	2.985%	$—	$69,185
	USD	4,900	7/28/2017	3 month LIBOR	0.850%	—	21,850
	USD	5,700	7/28/2017	3 month LIBOR	0.868%	—	21,474
Barclays Bank PLC	JPY	1,271,000	6/19/2018	0.250%	6 month JYOR	(48,309)	1,768
	USD	3,760	12/20/2022	3 month LIBOR	3.000%	(19,357)	47,216
	SEK	20	12/20/2022	3 month STIBOR	2.750%	(17)	52
	AUD	1,780	12/20/2022	6 month BBSW	4.500%	(27,013)	35,920
	EUR	1,100	12/20/2022	6 month EURO	3.000%	—	—
	CHF	3,130	12/20/2022	6 month LIBOR	1.750%	(34,082)	11,739
	GBP	3,250	12/20/2022	6 month LIBOR	3.000%	(31,277)	43,898
	JPY	57,000	1/18/2023	6 month JYOR	1.221%	(57,750)	74,395
	JPY	129,980	1/22/2023	6 month JYOR	1.235%	—	1,971
	GBP	1,000	6/19/2023	6 month LIBOR	2.000%	—	3,782
	AUD	1,100	6/19/2023	6 month BBSW	3.750%	6,056	27,582

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Citibank, N.A.	EUR	21,400	2/4/2015	0.874%	6 month EURO	$9,157	$21,775
	USD	7,510	6/19/2018	3 month LIBOR	1.000%	(12,392)	78,170
	JPY	233,790	12/20/2022	1.250%	6 month JYOR	(14,520)	12,621
	EUR	2,770	12/20/2022	3.000%	6 month EURO	55,535	730
	USD	3,530	12/20/2022	3 month LIBOR	3.000%	(4,867)	31,020
	AUD	4,380	12/20/2022	6 month BBSW	4.500%	(44,618)	66,533
	EUR	6,390	12/20/2022	6 month EURO	3.000%	(169,939)	40,145
	GBP	4,200	12/20/2022	6 month LIBOR	3.000%	14,523	6,986
	NOK	11,070	12/20/2022	6 month NIBOR	4.000%	(3,644)	11,079
	USD	8,250	6/19/2023	3 month LIBOR	1.750%	104,487	229,886
Credit Suisse International	JPY	251,000	12/20/2022	1.250%	6 month JYOR	(17,667)	15,628
	CAD	770	12/20/2022	3 month CDOR	3.000%	(6,723)	9,075
	NZD	1,600	12/20/2022	3 month NZ Bank Bill	4.500%	(3,915)	15,513
	EUR	4,810	12/20/2022	6 month EURO	3.000%	(147,289)	49,587
	CHF	3,160	12/20/2022	6 month LIBOR	1.750%	(12,195)	24,936
	USD	4,680	6/19/2028	3 month LIBOR	2.250%	49,478	214,545
Deutsche Bank AG	NOK	4,640	12/20/2022	6 month NIBOR	4.000%	(3,704)	6,820
JPMorgan Chase Bank, N.A.	JPY	366,500	12/20/2022	6 month JYOR	1.250%	(10,061)	13,037
	NOK	4,420	12/20/2022	6 month NIBOR	4.000%	(3,552)	6,520
Morgan Stanley & Co. International PLC	USD	10,920	6/19/2018	3 month LIBOR	1.000%	45,486	50,159
	JPY	599,440	12/20/2022	1.250%	6 month JYOR	(19,296)	14,428
	JPY	897,160	12/20/2022	6 month JYOR	1.250%	625	6,661
	JPY	57,000	1/18/2023	6 month JYOR	1.220%	—	2,007
	JPY	101,300	1/23/2023	6 month JYOR	1.267%	—	1,196
	NOK	19,000	12/20/2022	6 month NIBOR	4.000%	(8,409)	21,169
	NZD	2,930	6/19/2023	3 month NZ Bank Bill	3.750%	(1,305)	64,745

							$1,375,803

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	USD	13,500	1/28/2017	1.216%	3 month LIBOR	$—	$(23,458)
	USD	15,800	1/28/2017	1.242%	3 month LIBOR	—	(23,495)
	CAD	4,500	9/22/2025	2.910%	3 month CDOR	—	(42,224)
Barclays Bank PLC	JPY	292,230	12/20/2022	1.250%	6 month JYOR	568	(2,941)
	JPY	193,880	12/20/2022	6 month JYOR	1.250%	10,709	(9,135)
	CHF	3,290	12/20/2022	1.750%	6 month LIBOR	9,495	(22,761)
	SEK	17,410	12/20/2022	2.750%	3 month STIBOR	(6,281)	(23,834)
	NOK	25,190	12/20/2022	4.000%	6 month NIBOR	(6,448)	(10,470)
	CHF	1,440	6/19/2023	1.000%	6 month LIBOR	686	(39,112)
	EUR	3,100	6/19/2023	1.750%	6 month EURO	(53,193)	(48,846)
	JPY	82,000	1/18/2028	2.480%	6 month JYOR	—	(2,000)
	JPY	214,670	1/23/2028	2.500%	6 month JYOR	—	(3,466)
	EUR	840	6/19/2043	2.250%	6 month EURO	(38,638)	(17,149)
Citibank, N.A.	CHF	670	12/20/2022	1.750%	6 month LIBOR	4,913	(7,614)
	GBP	6,080	12/20/2022	3.000%	6 month LIBOR	19,230	(50,368)
	USD	5,200	12/20/2022	3.000%	3 month LIBOR	18,634	(57,161)
	NZD	2,030	12/20/2022	4.500%	3 month NZ Bank Bill	372	(15,088)
	JPY	260,160	12/20/2022	6 month JYOR	1.250%	14,667	(12,554)

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Credit Suisse International	CHF	8,240	12/20/2022	1.750%	6 month LIBOR	$18,777	$(52,000)
	GBP	1,260	12/20/2022	3.000%	6 month LIBOR	(1,068)	(5,386)
	USD	7,630	12/20/2022	3.000%	3 month LIBOR	88,611	(145,140)
	JPY	324,730	12/20/2022	6 month JYOR	1.250%	17,151	(14,515)
	CHF	1,310	6/19/2023	1.000%	6 month LIBOR	(19,978)	(14,979)
	SEK	20,210	6/19/2023	2.000%	3 month STIBOR	(48,324)	(93,262)
	CAD	1,220	6/19/2023	3 month CDOR	2.250%	29,333	(116)
	GBP	240	6/19/2023	6 month LIBOR	2.000%	8,594	(521)
	USD	580	6/19/2043	2.750%	3 month LIBOR	15,174	(51,691)
Deutsche Bank AG	CHF	2,010	12/20/2022	1.750%	6 month LIBOR	7,111	(15,215)
	CAD	770	12/20/2022	3.000%	3 month CDOR	5,690	(8,042)
	USD	760	12/20/2022	3.000%	3 month LIBOR	6,538	(12,169)
	JPY	305,460	12/20/2022	6 month JYOR	1.250%	19,665	(17,185)
JPMorgan Chase Bank, N.A.	NZD	1,550	12/20/2022	3 month NZ Bank Bill	4.500%	12,431	(1,195)
Morgan Stanley & Co. International PLC	EUR	9,380	6/19/2018	1.000%	6 month EURO	(94,771)	(106,488)
	NOK	23,280	12/20/2022	4.000%	6 month NIBOR	(7,992)	(7,642)
	NZD	1,120	12/20/2022	4.500%	3 month NZ Bank Bill	539	(8,658)
	AUD	6,160	12/20/2022	4.500%	6 month BBSW	33,679	(64,501)
	JPY	89,290	6/19/2023	6 month JYOR	0.750%	14,211	(4,809)
	JPY	81,000	1/18/2028	2.477%	6 month JYOR	—	(2,094)
	JPY	137,300	1/24/2028	2.520%	6 month JYOR	—	(880)
Royal Bank of Canada	CAD	1,140	12/20/2022	3.000%	3 month CDOR	6,993	(10,475)

							$(1,048,639)

Total						$(329,476)	$327,164

#	Illiquid security. At January 31, 2013, the aggregate value of these securities was $(2,312) representing 0.0% of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZ Bank Bill	— New Zealand Bank Bill Reference Rate
STIBOR	— Stockholm Interbank Offered Rate

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Credit Default Swaps on Credit Indicies — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2013 (2)	Notional Amount(3)	Value at January 31, 2013(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.2447%	$6,800,000	$(71,483)	$(42,653)	$(28,830)
CDX North American Investment
Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.2447%	11,850,000	(124,572)	(69,794)	(54,778)

						$(196,055)	$(112,447)	$(83,608)

Credit Default Swaps on Credit Indicies — Sell Protection(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2013 (2)	Notional Amount(3)	Value at January 31, 2013(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.6161%	$2,100,000	$26,927	$2,285	$24,642
CDX North American Investment
Grade Index	1.000%	12/20/2017	Credit Suisse International	0.8901%	8,800,000	45,380	21,627	23,753
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.6161%	9,900,000	126,940	10,336	116,604
CDX North American Investment
Grade Index	1.000%	12/20/2017	JPMorgan Chase Bank, N.A.	0.8901%	2,300,000	11,861	2,829	9,032

						$211,108	$37,077	$174,031

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Cayman Islands	$—	$15,460,794	$1,548,565	$17,009,359
Other Countries*	—	26,883,995	—	26,883,995
Corporate Bonds & Notes:
United States	—	21,154,082	—	21,154,082
Other Countries*	—	52,036,627	—	52,036,627
Government Agencies:
Germany	—	35,028,929	—	35,028,929
Japan	—	54,676,949	—	54,676,949
United States	—	39,450,323	—	39,450,323
Other Countries*	—	56,999,173	—	56,999,173
Government Treasuries:
United Kingdom	—	30,559,638	—	30,559,638
Other Countries*	—	29,205,494	—	29,205,494
Foreign Debt Obligations	—	2,246,294	—	2,246,294
Short-Term Investment Securities:
Foreign Government Treasuries	—	1,868,737	—	1,868,737
Time Deposits	—	13,221,000	—	13,221,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	509,399	—	—	509,399
Open Forward Foreign Currency Contracts-Appreciation	—	3,463,370	—	3,463,370
Interest Rate Swap Contracts-Appreciation	—	1,375,803	—	1,375,803
Credit Default Swaps on Credit Indices-Sell Protection Appreciation	—	174,031	—	174,031

Total	$509,399	$383,805,239	$1,548,565	$385,863,203

LIABILITIES:
Forward Sales Contracts	—	10,627,031	—	10,627,031
Other Financial Instruments:@
Open Futures Contracts-Depreciation	1,030,634	—	—	1,030,634
Open Forward Foreign Currency Contracts-Depreciation	—	3,486,804	—	3,486,804
Interest Rate Swap Contracts-Depreciation	—	1,048,639	—	1,048,639
Credit Default Swaps on Credit Indices-Buy Protection Depreciation	—	83,608	—	83,608

Total	$1,030,634	$15,246,082	$—	$16,276,716

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

52

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	7.7%
Pipelines	4.3
Medical-Hospitals	3.9
Casino Hotels	3.0
Finance-Leasing Companies	2.6
Telephone-Integrated	2.5
Banks-Commercial	2.2
Commercial Services	2.0
Retail-Restaurants	1.9
Oil-Field Services	1.9
Coal	1.9
Diversified Banking Institutions	1.8
Building-Residential/Commercial	1.8
Containers-Metal/Glass	1.8
Repurchase Agreements	1.7
Consumer Products-Misc.	1.6
Building Products-Cement	1.6
Independent Power Producers	1.5
Cellular Telecom	1.5
Cable/Satellite TV	1.5
Telecom Services	1.5
Real Estate Investment Trusts	1.4
Medical-Drugs	1.3
Containers-Paper/Plastic	1.3
Casino Services	1.2
Diversified Minerals	1.2
Real Estate Operations & Development	1.2
Home Furnishings	1.1
Therapeutics	1.0
Paper & Related Products	1.0
Electric-Generation	0.9
Non-Hazardous Waste Disposal	0.9
Printing-Commercial	0.9
MRI/Medical Diagnostic Imaging	0.9
Beverages-Non-alcoholic	0.9
Commercial Services-Finance	0.9
Diversified Manufacturing Operations	0.9
Satellite Telecom	0.9
Steel-Producers	0.9
Real Estate Management/Services	0.9
Television	0.9
Retail-Office Supplies	0.8
Transport-Services	0.8
Enterprise Software/Service	0.8
Auto-Cars/Light Trucks	0.8
Alternative Waste Technology	0.8
Travel Services	0.8
Steel Pipe & Tube	0.7
Rental Auto/Equipment	0.7
Electronic Components-Semiconductors	0.7
Medical Products	0.7
Chemicals-Diversified	0.7
Communications Software	0.7
Theaters	0.7
Medical Instruments	0.7
Retail-Toy Stores	0.6
Oil Refining & Marketing	0.6
Publishing-Newspapers	0.6
Insurance-Multi-line	0.6
Financial Guarantee Insurance	0.6
Retail-Apparel/Shoe	0.6

Storage/Warehousing	0.6%
Chemicals-Specialty	0.6
Pharmacy Services	0.6
Advertising Services	0.6
Airlines	0.6
Retail-Drug Store	0.5
Building & Construction Products-Misc.	0.5
Finance-Other Services	0.5
Consulting Services	0.5
Marine Services	0.5
Chemicals-Other	0.5
Radio	0.5
Semiconductor Equipment	0.4
Data Processing/Management	0.4
Computers-Memory Devices	0.4
E-Commerce/Products	0.4
Direct Marketing	0.4
Retail-Pet Food & Supplies	0.4
Wire & Cable Products	0.4
Private Corrections	0.4
Music	0.4
Finance-Auto Loans	0.4
Cruise Lines	0.4
Building & Construction-Misc.	0.3
Food-Misc./Diversified	0.3
Coatings/Paint	0.3
Oil & Gas Drilling	0.3
Precious Metals	0.3
Broadcast Services/Program	0.3
Shipbuilding	0.3
Food-Dairy Products	0.3
Capacitors	0.3
Firearms & Ammunition	0.3
Gambling (Non-Hotel)	0.2
Transport-Equipment & Leasing	0.2
Retail-Propane Distribution	0.2
Motion Pictures & Services	0.2
Electric-Integrated	0.1
Health Care Facilities/Services	0.1

99.7%

Credit Quality#†

Baa	2.0%
Ba	20.5
B	51.2
Caa	19.5
Ca	0.2
Not rated@	6.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

53

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 85.6%
Advertising Services — 0.6%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	$1,505,000	$1,083,600
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	875,000	800,625

		1,884,225

Airlines — 0.6%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	343,308	298,678
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	222,794	216,110
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	1,373,000	1,366,135

		1,880,923

Alternative Waste Technology — 0.8%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,487,000	2,661,090

Auto-Cars/Light Trucks — 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/2021	2,400,000	2,664,000

Banks-Commercial — 1.8%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	1,003,316
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,263,500
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	1,655,000	1,882,562

		6,149,378

Beverages-Non-alcoholic — 0.9%
Innovation Ventures LLC/Innovation Venture Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	3,415,000	3,107,650

Broadcast Services/Program — 0.3%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*	975,000	1,016,438

Building & Construction Products-Misc. — 0.5%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,681,313

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,127,000	1,149,540

Security Description	Principal Amount	Value (Note 2)

Building Products-Cement — 1.6%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	$600,000	$678,000
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,375,000	1,467,812
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,950,000	3,178,625

		5,324,437

Building-Residential/Commercial — 1.8%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019	905,000	972,875
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	1,060,000	1,166,000
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	1,701,000	1,695,257
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	900,000	992,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/2020*	1,369,000	1,471,675

		6,298,057

Cable/Satellite TV — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	403,000	398,970
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,257,700
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	1,250,000	1,396,875
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*	900,000	987,750

		5,041,295

Capacitors — 0.3%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	950,000	969,000

Casino Hotels — 2.4%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	965,000	969,825

Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	491,000	435,762
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	2,888,450	3,188,127

54

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	$1,190,000	$1,317,925
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	334,000	328,990
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	564,000	603,480
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018	1,540,000	1,378,300

		8,222,409

Casino Services — 1.2%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*	1,033,811	612,533
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*	1,575,000	1,720,687
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	723,000	776,321
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	676,463
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*	449,000	466,960

		4,252,964

Cellular Telecom — 1.5%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016	1,802,000	1,896,605
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020	1,610,000	1,670,375
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	1,486,000	1,608,595

		5,175,575

Chemicals-Other — 0.5%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	1,440,000	1,584,000

Chemicals-Specialty — 0.6%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,900,000	1,909,500

Coal — 1.9%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,025,000	922,500
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*	865,000	897,437

Security Description	Principal Amount	Value (Note 2)

Coal (continued)
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	$1,596,000	$1,631,910
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*	1,440,000	1,544,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Senior Notes 7.38% due 02/01/2020*	1,390,000	1,442,125

		6,438,372

Coatings/Paint — 0.3%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,067,000	1,099,010

Commercial Services — 1.2%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*	2,215,000	2,469,725
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*	1,550,000	1,650,750

		4,120,475

Commercial Services-Finance — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	1,972,075
iPayment, Inc. Company Guar. Notes 10.25% due 05/15/2018	1,251,000	1,132,155

		3,104,230

Communications Software — 0.3%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	1,027,000	1,003,893

Consulting Services — 0.5%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,644,750

Consumer Products-Misc. — 1.6%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	3,043,000	2,799,560
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,275,000	1,303,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,175,000	1,283,688

		5,386,935

Containers-Metal/Glass — 1.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	1,381,000	1,529,457
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,277,125

		4,806,582

55

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 1.3%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$1,450,000	$1,566,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,355,000	1,419,362
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,440,000	1,584,000

		4,569,362

Data Processing/Management — 0.4%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*	1,450,000	1,489,875

Direct Marketing — 0.4%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,300,100	1,352,104

Diversified Banking Institutions — 1.8%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,755,000	1,886,762
GMAC LLC Sub. Notes 8.00% due 12/31/2018	3,757,000	4,423,867

		6,310,629

Diversified Manufacturing Operations — 0.7%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,262,225

E-Commerce/Products — 0.4%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	1,372,000	1,365,140

Electric-Generation — 0.9%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,437,975
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(2)(10)	1,890,000	921,375
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	765,956	844,467

		3,203,817

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	435,358	487,601

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,625,000	1,633,125

Security Description	Principal Amount	Value (Note 2)

Electronic Components-Semiconductors (continued)
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	$851,000	$870,148

		2,503,273

Enterprise Software/Service — 0.8%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	2,485,000	2,677,588

Finance-Auto Loans — 0.4%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,273,250

Finance-Leasing Companies — 1.6%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	2,225,000	2,202,750
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	1,644,000	1,734,420
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*	1,579,000	1,642,160

		5,579,330

Finance-Other Services — 0.5%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017	1,625,000	1,661,563

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,245,000	1,998,050

Firearms & Ammunition — 0.3%
FGI Operating Co., LLC/FGI Finance, Inc. Senior Sec. Notes 7.88% due 05/01/2020*	900,000	925,875

Food-Dairy Products — 0.3%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	915,000	979,050

Food-Misc./Diversified — 0.3%
Chiquita Brands International, Inc. Senior Sec. Notes 7.88% due 02/01/2021*	1,131,000	1,140,896

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(3)	1,049,861	477,687

Home Furnishings — 1.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,487,000	1,539,045
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014	2,205,000	2,213,291

		3,752,336

56

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 1.5%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	$1,206,000	$1,329,615
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,175,000	1,395,312
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023*	625,000	670,313
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,835,287

		5,230,527

Marine Services — 0.5%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,513,000	1,630,258

Medical Instruments — 0.7%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,185,000	2,305,175

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	775,000	813,750
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,525,000	1,635,563

		2,449,313

Medical-Drugs — 1.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	1,500,000	1,635,000
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	1,775,000	1,881,500

		3,516,500

Medical-Hospitals — 3.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,975,000	3,213,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	619,000	688,637
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	749,250
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,588,000	3,202,290
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,328,000	3,377,920
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020	1,860,000	1,943,700

		13,174,797

Security Description	Principal Amount	Value (Note 2)

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	$563,000	$616,485

MRI/Medical Diagnostic Imaging — 0.9%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,025,000	3,123,313

Music — 0.4%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,238,000	1,315,375

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.9%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	3,303,000	3,187,395

Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*	1,004,000	1,089,340

Oil Companies-Exploration & Production — 7.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,585,500
Atlas Energy Holdings Operating Co., LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,340,000	1,319,900
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	853,200
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,226,550
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,625,137
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016	600,000	641,160
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	967,500
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*	1,705,000	1,794,512
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	460,000	485,300
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,305,800
Halcon Resources Corp. Senior Notes 8.88% due 05/15/2021*	2,450,000	2,615,375

57

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	$1,480,000	$1,476,300
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	400,000	428,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	515,000	567,788
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016	1,070,000	797,150
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,000,000	1,075,000
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	882,000
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	1,264,000	1,445,700
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,128,563
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*	1,950,000	2,074,312

		25,294,747

Oil Refining & Marketing — 0.6%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	1,245,000	1,336,819
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*	620,000	672,700

		2,009,519

Oil-Field Services — 1.9%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018	1,420,000	1,505,200
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*	2,150,000	2,150,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	800,000	866,000
Oil States International, Inc. Company Guar. Notes 5.13% due 01/15/2023*	1,013,000	1,025,662
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	800,000	854,000

		6,400,862

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products — 1.0%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*	$1,650,000	$1,724,250
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	1,528,000	1,608,220

		3,332,470

Pipelines — 4.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,944,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	677,000	675,308
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	1,250,000	1,312,500
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	1,175,000	1,348,312
Energy Transfer Partners LP Senior Notes 7.50% due 10/15/2020	1,425,000	1,642,312
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,636,200
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	1,260,000	1,300,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	1,150,000	1,144,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023	450,000	474,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	855,000	927,675
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	786,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	1,478,000	1,537,120

		14,730,377

Precious Metals — 0.3%
Coeur d’Alene Mines Corp. Company Guar. Notes 7.88% due 02/01/2021*	1,005,000	1,027,613

58

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Printing-Commercial — 0.9%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	$1,600,000	$1,624,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	1,405,000	1,499,837

		3,123,837

Private Corrections — 0.4%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	1,200,000	1,329,000

Publishing-Newspapers — 0.6%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	1,910,000	2,005,500

Radio — 0.5%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,375,000	1,546,875

Real Estate Investment Trusts — 1.4%
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	1,232,000	1,342,880
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	1,378,000	1,460,680
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018	1,900,000	2,047,250

		4,850,810

Real Estate Management/Services — 0.9%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	2,780,000	2,946,800

Real Estate Operations & Development — 0.7%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,257,375

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	3,385,000	128

Rental Auto/Equipment — 0.7%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	715,000	775,775
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*	910,000	994,175
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	725,000	770,313

		2,540,263

Retail-Apparel/Shoe — 0.6%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*	1,300,000	1,296,750

Security Description	Principal Amount	Value (Note 2)

Retail-Apparel/Shoe (continued)
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	$615,000	$699,563

		1,996,313

Retail-Drug Store — 0.5%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,681,500

Retail-Office Supplies — 0.8%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*	2,615,000	2,876,500

Retail-Pet Food & Supplies — 0.4%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,348,313

Retail-Propane Distribution — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	210,000	227,850
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	410,000	448,950

		676,800

Retail-Restaurants — 1.9%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,429,450
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	1,144,000	1,189,760
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,495,000	1,614,600
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	2,230,000	2,388,887

		6,622,697

Retail-Toy Stores — 0.6%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017	2,000,000	2,105,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(8)(9)	750,000	0

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	891,000	980,100

Steel Pipe & Tube — 0.7%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,545,350

Steel-Producers — 0.9%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	1,465,000	1,589,525

59

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	$1,300,000	$1,397,500

		2,987,025

Storage/Warehousing — 0.6%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,919,385

Telecom Services — 0.5%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*	1,375,000	1,553,750

Telephone-Integrated — 2.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,580,000	1,653,255
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,279,038
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	2,675,000	3,156,500
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	1,529,000	1,532,822
Windstream Corp. Company Guar. Notes 7.00% due 03/15/2019	1,000,000	1,020,000

		8,641,615

Television — 0.8%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,650,000	1,716,000
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(6)	897,304	904,034

		2,620,034

Theaters — 0.7%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*	1,270,000	1,285,875
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	960,000	1,024,800

		2,310,675

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	741,578

Transport-Services — 0.8%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,190,160
ERA Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*	1,565,000	1,549,350

		2,739,510

Security Description	Principal Amount	Value (Note 2)

Travel Services — 0.8%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	$2,435,000	$2,617,625

Wire & Cable Products — 0.4%
International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*	1,300,000	1,332,500

Total U.S. Corporate Bonds & Notes (cost $281,990,167)		291,916,616

FOREIGN CORPORATE BONDS & NOTES — 10.5%
Banks-Commercial — 0.4%
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 12/31/2020*(5)	1,410,000	1,500,406

Casino Hotels — 0.3%
MCE Finance, Ltd. Company Guar. Notes 5.00% due 02/15/2021*	969,000	969,000

Chemicals-Diversified — 0.7%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*	776,000	849,720
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*	1,436,000	1,568,830

		2,418,550

Commercial Services — 0.8%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	2,736,000	2,770,200

Computers-Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018	1,325,000	1,460,813

Containers-Metal/Glass — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	1,410,000	1,420,575

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,272,000

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	770,000	783,475

Diversified Minerals — 1.2%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	1,200,000	1,233,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	885,800
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,800,000	1,863,000

		3,981,800

60

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 1.0%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017	$1,555,000	$1,648,300
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,690,200

		3,338,500

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 8/30/2010†(1)(3)(9)(11)	4,590,000	0

Insurance-Multi-line — 0.6%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 12/31/2017*(5)	1,967,000	2,001,423

Medical-Drugs — 0.3%
Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 10/15/2019*	1,075,000	1,150,250

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(3)	3,329,000	0

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,650,000	1,662,375

Satellite Telecom — 0.9%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(6)	2,825,000	2,994,500

Semiconductor Equipment — 0.4%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	1,350,000	1,508,625

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(3)(10)(11)	1,210,000	0

Telecom Services — 1.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,761,375
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(7)	1,435,969	1,514,947

		3,276,322

Therapeutics — 1.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018	3,195,000	3,450,600

Total Foreign Corporate Bonds & Notes (cost $40,158,160)		35,959,414

LOANS(14)(15) — 1.8%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(3)	1,200,000	0

Security Description	Shares/ Principal Amount	Value (Note 2)

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(2)(3)(4)(10)	$1,920,693	$0

Casino Hotels — 0.3%
Tropicana Entertainment BTL 7.50% due 03/16/2018	992,500	1,006,147

Communications Software — 0.4%
CompuCom Systems, Inc. BTL 10.25% due 10/01/2019	1,300,000	1,329,250

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st lien 9.00% due 10/23/2018	475,000	482,125

Health Care Facilities/Services — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	390,000	397,800

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(3)	1,720,938	0

Oil Companies-Exploration & Production — 0.3%
Sabine Oil & Gas LLC BTL 8.75% due 12/31/2018	917,028	929,254

Pharmacy Services — 0.6%
Aptalis Pharma, Inc. BTL-B 5.50% due 02/17/2017	1,885,750	1,907,751

Total Loans (cost $8,027,345)		6,052,327

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(3) (cost $0)	128,418	0

PREFERRED STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(3) (cost $0)	39,177	0

WARRANTS† — 0.1%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	2,100	52,500

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(3)	6,261	0

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(3)(4)	414	144,900
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(3)(4)	408	81,600

		226,500

Total Warrants (cost $41,808)		279,000

Total Long-Term Investment Securities (cost $330,217,480)		334,207,357

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(12) (cost $5,842,000)	$5,842,000	$5,842,000

TOTAL INVESTMENTS (cost $336,059,480)(13)	99.7%	340,049,357
Other assets less liabilities	0.3	1,023,236

NET ASSETS	100.0%	$341,072,593

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $143,922,695 representing 42.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2013, the aggregated value of these securities was $704,315 representing 0.2% of net assets.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security, Securities are classified as Level 3 based on the securities valuation inputs, see Note 2.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2013, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016	11/12/2010	$408	$—
(strike price $500.00)	05/16/2012	6	0

		414	0	$144,900	$350.00	0.04%
ION Media Networks, Inc Expires 12/18/2016	05/16/2012	408	0	81,600	200.00	0.02
(strike price $687.00)

TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	1,004,028
	01/29/2008	11,293	11,670
	03/14/2008	10,700	11,054
	04/09/2008	26,285	21,209
	06/30/2008	37,503	29,746
	10/07/2008	39,014	21,944
	01/15/2009	37,728	18,671
	03/31/2009	35,804	10,742
	06/30/2009	37,295	11,188
	09/30/2009	38,857	14,238
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
TOUSA, Inc. (Continued)	06/30/2012	53,413	$2,404
	09/30/2012	55,039	—
	12/31/2012	58,585	—

		1,920,693	1,156,894	$0	$0.00	0.00%

				$226,500		0.06%

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer
(7)	Security currently paying interest/dividends in the form of additional securities.
(8)	Company has filed for Chapter 7 bankruptcy protection
(9)	Security is in default and did not pay principal at maturity
(10)	Security in default.
(11)	Company filed for bankruptcy protection in country of issuance.
(12)	See Note 2 for the details of Joint Repurchase Agreements
(13)	See Note 3 for cost of investments on a tax basis
(14)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(15)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rate shown on FRS are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes
Gambling (Non-Hotel)	$—	$—	$477,687	$477,687
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	25,294,747	—	25,294,747
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	266,144,054	—	266,144,054
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	35,959,414	—	35,959,414
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	6,052,327	—	6,052,327
Common Stock	—	—	0	0
Preferred Stock	—	—	0	0
Warrants:
Oil-Field Services	—	52,500	—	52,500
Other Industries*	—	—	226,500	226,500
Repurchase Agreement	—	5,842,000	—	5,842,000

Total	$—	$339,345,042	$704,315	$340,049,357

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

64

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	27.8%
Repurchase Agreements	14.8
Government National Mtg. Assoc.	12.5
Federal National Mtg. Assoc.	9.4
Sovereign	7.1
Diversified Financial Services	6.0
U.S. Municipal Bonds & Notes	4.7
Diversified Banking Institutions	3.7
Banks-Commercial	3.6
Oil Companies-Integrated	3.1
United States Treasury Bonds	3.1
Commercial Paper	2.7
Oil Companies-Exploration & Production	2.7
Regional Authority	2.0
Finance-Investment Banker/Broker	1.4
Banks-Mortgage	1.0
Consumer Products-Misc.	0.9
Finance-Auto Loans	0.6
Banks-Money Center	0.6
Steel-Producers	0.4
Non-Ferrous Metals	0.4
Finance-Leasing Companies	0.3
Cable/Satellite TV	0.3
Auto-Cars/Light Trucks	0.3
Finance-Credit Card	0.3
U.S. Government Treasuries	0.2
Special Purpose Entities	0.2
Sugar	0.2
Federal Home Loan Mtg. Corp.	0.2
Banks-Special Purpose	0.2
Building Products-Wood	0.2
Telephone-Integrated	0.1
Sovereign Agency	0.1
Banks-Super Regional	0.1
Diamonds/Precious Stones	0.1

111.3%

Credit Quality†#

Aaa	65.9%
Aa	7.3
A	7.1
Baa	9.6
Ba	0.9
B	2.2
Caa	0.4
Not rated@	6.6

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

65

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Access Group, Inc. FRS Series 2008-1, Class A 1.60% due 10/27/2025		$708,495	$718,637
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.10% due 12/25/2034		284,701	249,044
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 1.39% due 11/19/2047*(1)	EUR	2,944,218	4,003,911
Arran Residential Mtg. Funding PLC FRS Series 2010-1A, Class A1B 1.39% due 05/16/2047*(1)	EUR	191,002	259,415
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 03/10/2013(2)		700,000	787,393
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A1A 5.50% due 08/25/2036		328,245	284,661
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.69% due 07/25/2035		1,752,802	1,717,977
Berica ABS SRL FRS Series 2011-1, Class A1 0.49% due 12/30/2055(1)	EUR	9,400,000	12,364,309
Berica Residential MBS FRS Series 8, Class A 0.65% due 03/31/2048(1)	EUR	10,655,156	13,039,095
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.49% due 04/25/2035(1)		133,680	107,694
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.54% due 06/25/2035*(1)		342,367	307,998
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.26% due 11/25/2036		6,905	3,336
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.68% due 10/25/2046		756,780	755,499
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.42% due 06/25/2045(1)		92,765	76,729
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class A1 1.10% due 03/06/2020*(2)		1,523,736	1,525,609
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(1)		320,516	329,347
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.39% due 01/19/2038(1)		491,138	393,585

Security Description		Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.39% due 08/25/2036(1)		$805,357	$807,149
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.45% due 09/25/2037(1)		554,691	435,849
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.66% due 03/25/2035(1)		484,599	436,496
Magnolia Funding Ltd. Series 2010-1A, Class A1 3.00% due 04/20/2017*(3)(5)	EUR	156,727	212,922
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.58% due 08/25/2035(1)		100,000	85,216
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.70% due 07/15/2042*(1)(5)		2,800,000	2,830,204
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.50% due 07/15/2042*(1)	EUR	4,900,000	6,719,783
Plymouth Rock CLO, Ltd., Inc. FRS Series 2010-1A, Class A 1.81% due 02/16/2019*		792,149	792,707
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(1)		332,003	316,734
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.55% due 10/25/2018(1)		125,732	121,593
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.49% due 12/25/2035		2,284,033	1,750,785
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*		2,491,307	2,372,922
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.30% due 07/25/2017		198,354	198,023
SLM Student Loan Trust FRS Series 2008-9, Class A 1.80% due 04/25/2023		1,617,033	1,686,592
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.44% due 07/25/2036		2,000,000	1,039,064
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.69% due 02/25/2035		2,000,000	1,763,016
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.16% due 02/25/2046(1)		396,335	373,769
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.51% due 11/25/2046(1)		609,847	558,519
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR14, Class 1A1 2.53% due 12/25/2035(1)		10,014	9,996
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR13, Class A1A1 0.49% due 10/25/2045(1)		649,619	610,018

66

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.43% due 04/25/2045(1)	$145,801	$136,311
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.70% due 04/25/2035(1)	6,633,017	6,615,347

Total Asset Backed Securities (cost $63,003,068)		66,797,254

FOREIGN CORPORATE BONDS & NOTES — 11.1%
Auto-Cars/Light Trucks — 0.3%
Volkswagen International Finance NV FRS Company Guar. Notes 0.92% due 04/01/2014*	1,800,000	1,805,416
Volkswagen International Finance NV FRS Company Guar. Notes 1.06% due 03/21/2014*(5)	300,000	301,450
Volkswagen International Finance NV FRS Company Guar. Notes 0.91% due 09/22/2013*	1,100,000	1,103,575

		3,210,441

Banks-Commercial — 3.1%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/2013*	1,000,000	1,025,653
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 04/25/2013*(4)(5)	2,010,000	2,090,740
Barclays Bank PLC FRS Senior Notes 1.35% due 01/13/2014	6,400,000	6,440,346
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021	8,400,000	9,336,793
DnB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(5)	6,000,000	6,368,400
Group BPCE SA Senior Notes 2.38% due 10/04/2013*(5)	3,000,000	3,026,451
Intesa Sanpaolo SpA FRS Notes 2.71% due 02/24/2014*(5)	6,400,000	6,443,251
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 04/05/2013*(4)(5)	1,200,000	1,128,000
UBS AG Senior Notes 5.75% due 04/25/2018	1,300,000	1,533,343

		37,392,977

Banks-Money Center — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/2013	1,300,000	1,316,931

Security Description	Principal Amount**	Value (Note 2)

Banks-Money Center (continued)
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	$600,000	$705,550
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 06/16/2013*(4)	4,100,000	4,924,141

		6,946,622

Banks-Mortgage — 1.0%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.88% due 04/25/2014	6,200,000	6,239,971
Stadshypotek AB Notes 1.45% due 09/30/2013*	5,700,000	5,736,480

		11,976,451

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014	2,200,000	2,349,323

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	587,500

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,294,026

Finance-Investment Banker/Broker — 0.6%
Credit Agricole Home Loan SFH FRS Bonds 1.05% due 07/21/2014*(5)	7,000,000	7,041,363

Finance-Leasing Companies — 0.3%
Banque PSA Finance FRS Senior Notes 2.21% due 04/04/2014*(5)	4,200,000	4,151,314

Non-Ferrous Metals — 0.4%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*(5)	4,800,000	4,727,976

Oil Companies-Exploration & Production — 1.4%
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018	14,400,000	17,532,000

Oil Companies-Integrated — 2.3%
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,608,360
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	7,800,000	8,714,628
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,800,000	8,950,500
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039	400,000	543,038

		27,816,526

67

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 3.30% due 04/28/2015*(3)(5)		$73,261	$8,035
Pindo Deli Finance BV FRS Company Guar. Notes 3.30% due 04/28/2018*(3)(5)		432,197	43,090
Pindo Deli Finance BV VRS Company Guar. Bonds 3.30% due 04/28/2027*(3)(5)		1,743,170	43,448
Tjiwi Kimia Finance BV FRS Company Guar. Notes 3.30% due 04/28/2018*(3)(5)		293,490	29,261
Tjiwi Kimia Finance BV FRS Company Guar. Notes zero coupon due 04/28/2015(3)(5)		195,908	24,415
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(3)(5)		724,965	21,660

			169,909

Special Purpose Entity — 0.1%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/2013*		1,100,000	1,112,265

Steel-Producers — 0.4%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,862,000

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(5)		2,300,000	2,603,625

Total Foreign Corporate Bonds & Notes
(cost $126,135,114)			133,774,318

FOREIGN GOVERNMENT AGENCIES — 8.6%
Regional Authority — 2.0%
Province of Ontario, Canada Bonds 3.15% due 06/02/2022	CAD	9,400,000	9,630,712
Province of Quebec, Canada Bonds 3.50% due 12/01/2022	CAD	13,600,000	14,181,143

			23,811,855

Sovereign — 6.5%
Federal Republic of Germany Bonds 0.75% due 09/13/2013	EUR	25,800,000	35,162,981
Federal Republic of Germany Bonds 1.75% due 06/14/2013	EUR	25,700,000	35,103,460
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	8,000,000	8,537,859
Government of Canada Bonds 1.75% due 03/01/2013	CAD	600,000	601,925

Security Description		Principal Amount**	Value (Note 2)

Sovereign (continued)
Russian Federation Senior Bonds 7.50% due 03/31/2030*(5)(6)		$304	$380

			79,406,605

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	872,000

Total Foreign Government Agencies
(cost $98,601,427)			104,090,460

FOREIGN GOVERNMENT TREASURIES — 0.3%
Sovereign — 0.3%
United Kingdom Gilt Bonds 0.13% due 03/22/2024	GBP	2,026,240	3,549,408
United Kingdom Gilt Bonds 1.88% due 11/22/2022	GBP	238,844	493,937

Total Foreign Government Treasuries
(cost $3,939,502)			4,043,345

MUNICIPAL BONDS & NOTES — 4.7%
U.S. Municipal Bonds & Notes — 4.7%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040		800,000	969,360
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040		900,000	1,090,530
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024		1,800,000	2,246,742
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025		1,600,000	1,982,832
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026		985,000	1,212,929
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028		1,800,000	2,191,986
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023		1,900,000	2,379,161
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024		700,000	873,733
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025		3,700,000	4,585,299
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021		800,000	809,416

68

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount**	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021	$1,000,000	$1,011,770
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022	1,100,000	1,107,612
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023	600,000	608,196
District of Columbia Revenue 5.59% due 12/01/2034	4,000,000	4,930,520
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040	2,200,000	2,839,870
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019	400,000	447,484
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020	500,000	565,680
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/2025	1,000,000	1,153,120
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2025	400,000	482,576
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2026	900,000	1,079,703
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2027	1,000,000	1,192,000
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023	800,000	937,904
New York City Transitional Finance Authority Revenue 4.91% due 11/01/2024	500,000	590,420
New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025	500,000	597,505
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2026	4,100,000	4,963,788
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2027	5,100,000	6,143,511
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,100,000	9,873,962

Total Municipal Bonds & Notes (cost $54,209,114)		56,867,609

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 10.1%
Banks-Commercial — 0.5%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	$3,900,000	$4,022,171
UBS AG Stamford Branch Notes 5.88% due 12/20/2017	1,900,000	2,255,665

		6,277,836

Banks-Super Regional — 0.1%
JP Morgan Chase Bank NA FRS Sub. Notes 0.64% due 06/13/2016	600,000	588,879

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,240,592

Cable/Satellite TV — 0.3%
CSC Holdings LLC Senior Notes 8.50% due 06/15/2015	3,255,000	3,397,406

Consumer Products-Misc. — 0.9%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	10,900,000	11,145,250

Diversified Banking Institutions — 3.6%
Ally Financial, Inc. FRS Company Guar. Notes 3.71% due 06/20/2014	500,000	512,560
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	5,027,625
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	7,900,000	9,122,051
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,847,216
Citigroup, Inc. Senior Notes 5.85% due 07/02/2013	1,700,000	1,734,306
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	3,069,373
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,394,023
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,521,814
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	351,116
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	1,800,000	1,970,993
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	831,476

69

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley FRS Senior Notes 0.78% due 10/15/2015		$100,000	$97,745
Morgan Stanley FRS Senior Notes 1.28% due 04/29/2013		7,100,000	7,110,778
Morgan Stanley Senior Notes 2.88% due 07/28/2014		500,000	512,178
Morgan Stanley Notes 6.63% due 04/01/2018		3,200,000	3,769,862
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	979,299

			43,852,415

Diversified Financial Services — 0.5%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/31/2039		5,000,000	5,457,850

Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015		1,000,000	1,039,271
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015		5,800,000	6,347,700

			7,386,971

Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 5.88% due 05/02/2013		3,100,000	3,141,295

Finance-Investment Banker/Broker — 0.8%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015		400,000	444,693
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,078,731
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,614,695
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018(7)(8)		245,000	61,556
Merrill Lynch & Co., Inc. FRS Senior Notes 0.49% due 05/30/2014	EUR	200,000	269,950
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,167,579
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,288,790

			9,925,994

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.51% due 09/27/2013*		400,000	400,201

Security Description	Principal Amount**	Value (Note 2)

Internet Connectivity Services — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/2008(3)(5)(7)†	$1,700,000	$0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/2010(3)(5)(7)†	400,000	0

		0

Oil Companies-Exploration & Production — 1.3%
EOG Resources, Inc. FRS Senior Notes 1.06% due 02/03/2014	6,100,000	6,144,140
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	7,800,000	8,989,500

		15,133,640

Oil Companies-Integrated — 0.8%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	9,300,000	10,194,976

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(3)(5)	60,536	67,274
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(6)	300,000	324,895
SSIF Nevada LP FRS Bank Guar. Notes 1.01% due 04/14/2014*(5)	1,100,000	1,105,427

		1,497,596

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*(5)	1,570,000	1,490,448

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	169,000	233,247

Total U.S. CORPORATE BONDS & NOTES
(cost $114,184,425)		122,364,596

U.S. GOVERNMENT AGENCIES — 22.3%
Federal Home Loan Mtg. Corp. — 0.2%
4.50% due 03/01/2041	1,090,275	1,191,203
4.50% due 05/01/2041	395,973	423,665
Federal Home Loan Mtg. Corp. FRS Series T-61, Class 1A1 1.54% due 07/25/2044(1)	740,979	757,274
Series T-62, Class 1A1 1.34% due 10/25/2044(1)	135,260	133,456

		2,505,598

Federal National Mtg. Assoc. — 9.4%
2.50% due 08/01/2027	14,141,742	14,658,799
2.50% due 09/01/2027	7,603,974	7,881,994
2.50% due 10/01/2027	5,930,303	6,147,130
2.50% due 11/01/2027	1,433,234	1,485,636
2.50% due 12/01/2027	4,496,129	4,660,518
2.50% due April TBA	15,000,000	15,501,562
3.50% due 10/01/2025	870,428	921,022

70

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 11/01/2025	$2,527,083	$2,673,971
3.50% due 12/01/2025	911,586	964,572
3.50% due 08/01/2026	844,859	893,967
3.50% due 01/01/2026	8,585,754	9,084,802
3.50% due 02/01/2026	11,538,541	12,209,221
3.50% due 03/01/2026	5,073,801	5,368,715
3.50% due 04/01/2026	6,240,844	6,603,593
3.50% due 06/01/2026	36,340	38,452
3.50% due 07/01/2026	3,200,568	3,386,601
3.50% due 09/01/2026	1,272,645	1,346,618
3.50% due 10/01/2026	390,607	413,311
3.50% due 12/01/2026	3,459,210	3,660,277
4.00% due 12/01/2040	124,477	132,429
4.00% due 02/01/2041	852,280	922,437
4.50% due 02/01/2025	433,675	467,285
4.50% due 04/01/2041	432,274	466,157
5.00% due 06/01/2023	187,233	205,073
5.00% due 04/01/2024	47,106	51,594
5.00% due 02/01/2027	41,110	44,394
5.00% due 07/01/2027	373,142	402,484
5.00% due 03/01/2028	132,048	142,649
5.00% due 04/01/2028	489,833	529,159
5.00% due 05/01/2028	140,565	151,851
5.00% due 06/01/2028	254,047	274,444
5.00% due 07/01/2028	196,509	212,286
5.00% due 04/01/2029	387,557	418,672
5.00% due 05/01/2029	138,605	150,009
5.00% due 03/01/2034	58,672	65,876
5.00% due 08/01/2034	613,965	668,181
5.00% due 12/01/2034	91,333	99,054
5.00% due 03/01/2035	34,959	37,856
5.00% due 04/01/2035	4,995,624	5,412,565
5.00% due 07/01/2035	171,037	189,365
5.00% due 08/01/2035	113,598	125,771
5.00% due 09/01/2035	79,371	86,984
5.00% due 11/01/2035	3,727,200	4,028,770
5.50% due 10/01/2036	125,070	135,874
5.00% due 06/01/2037	489,302	528,891
5.00% due 02/01/2040	51,783	56,167
5.00% due 05/01/2040	53,130	58,989
5.00% due 06/01/2040	42,556	47,116
5.00% due 02/01/2041	46,885	51,425
Federal National Mtg. Assoc. FRS 2.55% due 06/01/2035	232,459	247,562

		114,312,130

Government National Mtg. Assoc. — 12.5%
3.00% due 10/15/2042	13,005,407	13,592,391
3.00% due 04/15/2042	841,113	879,077
3.00% due 09/15/2042	13,055,998	13,645,266
3.00% due 07/15/2042	415,242	433,983
3.00% due 08/15/2042	1,396,824	1,459,868
3.00% due 01/15/2042	70,969	74,172
3.00% due March TBA	108,000,000	112,691,250
4.50% due 01/15/2040	772,816	846,946
4.50% due 02/15/2040	826,866	907,790
4.50% due 03/15/2040	552,856	606,963
4.50% due 06/15/2040	577,757	634,301
4.50% due 08/15/2040	181,513	199,277
4.50% due 09/15/2040	17,224	18,910
4.50% due 10/15/2040	950,302	1,043,307
4.50% due 12/15/2040	981,058	1,077,073

Security Description	Shares/ Principal Amount**	Value (Note 2)
4.50% due 04/15/2040	$1,350,634	$1,482,818
4.50% due 05/15/2040	784,561	862,468
4.50% due 02/15/2041	479,581	523,219
Government National Mtg. Assoc. FRS 0.50% due 05/20/2037(1)	454,821	455,604

		151,434,683

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,100,000	2,820,231

Total U.S. Government Agencies (cost $271,051,505)		271,072,642

U.S. GOVERNMENT TREASURIES — 30.9%
United States Treasury Bonds — 3.1%
2.13% due 02/15/2041 TIPS (10)	3,785,184	5,437,950
2.75% due 11/15/2042	8,700,000	7,998,562
3.00% due 05/15/2042(9)	15,200,000	14,782,000
3.75% due 08/15/2041	600,000	674,719
3.88% due 08/15/2040	100,000	115,141
4.38% due 02/15/2038	400,000	498,438
4.38% due 05/15/2040	5,100,000	6,367,034
6.25% due 08/15/2023	300,000	421,078
7.13% due 02/15/2023	1,100,000	1,625,078

		37,920,000

United States Treasury Notes — 27.8%
0.13% due 04/15/2017TIPS(10)	9,833,472	10,584,041
0.13% due 01/15/2022TIPS(10)	29,400,837	31,778,159
0.13% due 07/15/2022TIPS(10)	14,218,176	15,361,189
0.13% due 01/15/2023TIPS(10)	4,887,995	5,238,938
0.25% due 01/31/2014	1,600,000	1,601,250
1.00% due 01/15/2014	15,900,000	16,025,467
1.13% due 01/15/2021TIPS(9)(10)	13,894,188	16,260,535
1.25% due 03/15/2014	23,400,000	23,676,050
1.63% due 08/15/2022	800,000	778,313
1.63% due 11/15/2022	1,900,000	1,839,438
1.75% due 05/15/2022	9,300,000	9,192,473
2.00% due 11/15/2021	86,903,000	88,471,339
2.00% due 02/15/2022	5,400,000	5,476,361
2.13% due 12/31/2015	700,000	734,782
2.13% due 08/15/2021	61,400,000	63,357,125
2.63% due 08/15/2020	20,400,000	22,047,932
2.63% due 11/15/2020	22,300,000	24,061,343

		336,484,735

Total U.S. Government Treasuries (cost $371,332,423)		374,404,735

OPTIONS — PURCHASED — 0.1%
Sovereign — 0.1%
Put Options — Purchased(5)(12) (cost $542,017)	6,800,000	630,686

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(3)(5)	11,286	0

Telecom Equipment-Fiber Optics — 0.0%
Viatel Holding Bermuda Ltd.(3)(5)	2	1

Total Common Stock (cost $400,000)		1

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(3)(5) (cost $0)	1	6

71

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount**	Value (Note 2)

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)(3)(5) (cost $0)	250	$0

Total Long-Term Investment Securities (cost $1,103,398,595)		1,134,045,652

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Commercial Paper — 2.7%
Banco Do Brasil SA 0.01% due 06/28/2013	$10,800,000	10,782,126
Daimler Finance North America 1.07% due 10/11/2013*	10,100,000	10,024,351
Daimler Finance North America 1.07% due 10/15/2013*	1,400,000	1,389,347
Ford Motor Credit Co. 0.51% due 02/11/2013	4,900,000	4,899,306
Ford Motor Credit Co. 0.96% due 03/05/2013	5,800,000	5,795,051

		32,890,181

U.S. Government Treasuries — 0.2%
0.01% due 09/19/2013	392,000	391,737
0.01% due 01/09/2014	61,000	60,922
0.19% due 08/22/2013(9)	2,472,000	2,470,544

		2,923,203

Total Short-Term Investment Securities (cost $35,744,979)		35,813,384

REPURCHASE AGREEMENTS — 14.8%
Agreement with Barclays Capital bearing interest at 0.11% dated 01/28/2013 to be repurchased 02/05/2013 in the amount of $30,000,642 and collateralized by $23,799,000 of United States Treasury Bonds bearing interest at 4.50% due 05/15/2038 and having an approximate value of $30,703,956	30,000,000	30,000,000
Agreement with Citigroup Global Markets bearing interest at 0.16% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $5,500,024 and collateralized by $5,620,000 of United States Treasury Notes bearing interest at 0.25% due 09/15/2015 and having an approximate value of $5,611,219	5,500,000	5,500,000
Agreement with Citigroup Global Markets bearing interest at 0.18% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $5,500,028 and collateralized by $5,620,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 1.02% due 10/15/2017 and having an approximate value of $5,612,666	5,500,000	5,500,000

Security Description	Principal Amount**	Value (Note 2)

REPURCHASE AGREEMENTS continued
Agreement with J.P. Morgan Securities, bearing interest at 0.18% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $4,100,021 and collateralized by $4,245,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 2.21% due 12/05/2022 and having an approximate value of $4,199,706	$4,100,000	$4,100,000
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.16% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $5,400,024 and collateralized by $5,512,000 of United States Treasury Notes bearing interest at 1.38% due 01/31/2020 and having an approximate value of $5,519,751	5,400,000	5,400,000
Agreement with Morgan Stanley & Co., LLC bearing interest at 0.17% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $11,100,052 and collateralized by $8,595,000 of United States Treasury Bonds bearing interest at 4.63% due 02/15/2040 and having an approximate value of $11,353,458	11,100,000	11,100,000
Agreement with Royal Bank of Scotland bearing interest at 0.17% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $88,000,416 and collateralized by $89,685,000 of United States Treasury Notes bearing interest at 0.25% due 04/30/2014 and having an approximate value of $89,811,120	88,000,000	88,000,000
Agreement with Royal Bank of Scotland bearing interest at 0.14% dated 01/17/2013 to be repurchased 02/06/2013 in the amount of $30,002,217 and collateralized by $29,903,000 of United States Treasury Bonds bearing interest at 4.50% due 05/15/2038 and having an approximate value of $30,631,835	30,000,000	30,000,000

Total Repurchase Agreements (cost $179,600,000)		179,600,000

TOTAL INVESTMENTS (cost $1,318,743,574)(11)	111.3%	1,349,459,036
Liabilities in excess of other assets	(11.3)	(136,747,937)

NET ASSETS	100.0%	$1,212,711,099

72

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount**	Value (Note 2)

FORWARD SALES CONTRACTS — (6.1)%
U.S. Government Agencies. — (6.1)%
Federal National Mtg. Assoc.
3.00% due March 30 TBA	(3,000,000)	(3,097,969)
3.50% due March 30 TBA	(22,000,000)	(23,261,564)
4.00% due February 15 TBA	(7,000,000)	(7,471,407)
4.00% due February 30 TBA	(1,000,000)	(1,062,813)
4.50% due February 15 TBA	(500,000)	(537,109)
5.00% due March 30 TBA	(7,000,000)	(7,557,812)
5.00% due February 30 TBA	(6,000,000)	(6,477,187)
5.50% due February 30 TBA	(6,000,000)	(6,510,000)

		(55,975,861)

Government National Mtg. Assoc.
4.50% due February 30 TBA	(2,000,000)	(2,181,562)
4.50% due March 30 TBA	(13,000,000)	(14,155,780)
6.00% due March 30 TBA	(2,000,000)	(2,245,859)

		(18,583,201)

Total Forward Sales Contracts (proceeds $(74,698,516))		$(74,559,062)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $93,678,043 representing 7.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $44,389,827 representing 3.7% of net assets.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Security in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	Put Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at January 31, 2013	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/21/2015	September 2015	$3.45	$6,800,000	$542,017	$630,686	$88,670

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2013	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	$1.40	$3,400,000	$80,920	$2,377	$78,543
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 0.85% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	0.85	9,300,000	2,790	3,395	(605)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	1.25	9,300,000	15,810	14,303	1,507

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Written Options on Interest Rate Swap Contracts (continued)
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2013	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 0.85% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	$0.85	$23,300,000	$10,485	$10,485	$0
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	1.25	23,300,000	27,960	27,960	0
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 1.40% versus the three month USD-LIBOR-BBA maturing on 03/20/2018	March 2013	1.40	3,400,000	23,460	57,293	(33,833)
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing on 05/01/2018	April 2013	1.30	11,900,000	32,428	32,428	0
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.15% versus the six month USD-EURIBOR maturing on 07/26/2015	July 2013	1.15	38,500,000	83,157	82,334	823
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 1.70% versus the six month USD-EURIBOR maturing on 07/26/2018	July 2013	1.70	20,500,000	107,953	105,077	2,876
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 1.70% versus the six month USD-EURIBOR maturing on 07/26/2018	July 2013	1.70	10,200,000	60,183	52,282	7,901
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	1.80	2,000,000	8,400	84	8,316
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	2,000,000	15,000	150	14,850
Call option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to pay a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	1.80	8,000,000	33,000	36,584	(3,584)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 2.65% versus the three month USD-LIBOR-BBA maturing on 07/31/2023	July 2013	2.65	8,000,000	62,400	61,504	896
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	28,600,000	543,400	603,918	(60,518)

			$201,700,000	$1,107,346	$1,090,174	$17,172

USD	— United States Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
BBA	— British Banking Association

74

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
230	Short	5 Year U.S. Treasury Note	March 2013	$28,659,892	$28,458,906	$200,986
137	Short	10 Year U.S. Treasury Note	March 2013	18,251,710	17,985,531	266,179
33	Short	Euro OAT	March 2013	6,062,407	5,988,513	73,894
52	Long	Euribor	September 2013	17,516,449	17,513,731	(2,718)
489	Long	Euribor	December 2013	164,858,452	164,571,937	(286,515)

						$251,826

OAT — Obligations Assimilables du Trésor

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	GBP	4,272,000	USD	6,879,172	3/12/2013	$105,134	$—

Barclays Bank PLC	CNY	97,648,240	USD	15,547,597	2/1/2013	—	(154,506)
	CNY	11,012,435	USD	1,754,690	8/5/2013	—	(2,259)
	JPY	113,644,000	USD	1,276,747	4/17/2013	33,363	—
	USD	15,495,500	CNY	97,648,239	2/1/2013	206,604	—
	USD	337,011	EUR	258,000	3/18/2013	13,385	—
	USD	5,981,608	MYR	18,397,632	4/15/2013	—	(88,462)

						253,352	(245,227)

Citibank N.A.	CAD	24,317,000	USD	24,611,476	3/21/2013	256,538	—
	CNY	5,818,313	USD	926,394	2/1/2013	—	(9,206)
	USD	926,926	CNY	5,818,313	2/1/2013	8,675	—

						265,213	(9,206)

Goldman Sachs International	CNY	7,860,069	USD	1,251,484	2/1/2013	—	(12,437)
	USD	1,253,000	CNY	7,860,069	2/1/2013	10,921	—
	USD	128,000	BRL	261,850	4/2/2013	2,609	—

						13,530	(12,437)

HSBC Bank USA	BRL	2,226,696	USD	1,078,617	2/4/2013	—	(39,568)
	CNY	104,208,931	USD	16,383,841	2/1/2013	—	(373,240)
	USD	16,592,194	CNY	104,208,931	2/1/2013	164,887	—
	USD	850,000	BRL	1,707,225	4/2/2013	1,553	—
	USD	52,549	MXN	669,225	4/3/2013	—	(218)

						166,440	(413,026)

JPMorgan Chase Bank N.A	CNY	61,504,520	USD	9,792,778	2/1/2013	—	(97,317)
	EUR	197,000	USD	259,030	3/18/2013	—	(8,521)
	EUR	26,000,000	USD	33,610,265	6/14/2013	—	(1,714,212)
	EUR	25,800,000	USD	31,823,840	9/13/2013	—	(3,239,194)
	EUR	5,508,000	USD	6,785,484	10/11/2013	—	(700,626)
	USD	9,653,068	CNY	61,504,520	2/1/2013	237,027	—
	USD	5,850,552	MXN	76,463,789	4/3/2013	128,624	—
	USD	7,168,662	EUR	5,508,000	10/11/2013	317,447	—

						683,098	(5,759,870)

Morgan Stanley & Co., Inc.	USD	3,221,527	NOK	18,612,000	2/14/2013	184,085	—
	USD	1,550,828	MXN	20,117,241	4/3/2013	22,263	—

						206,348	—

Royal Bank of Scotland PLC	CNY	68,622,210	USD	10,739,000	2/1/2013	—	(295,638)
	EUR	39,865,000	USD	51,476,199	3/18/2013	—	(2,665,444)
	USD	10,926,060	CNY	68,622,210	2/1/2013	108,579	—
	USD	5,752,880	EUR	4,275,000	3/18/2013	53,103	—

						161,682	(2,961,082)

75

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	BRL	2,226,696	USD	1,076,895	4/2/2013	$—	$(33,767)
	USD	1,084,870	BRL	2,226,696	2/4/2013	33,314	—
	USD	127,000	BRL	259,766	4/2/2013	2,570	—
	USD	1,850,261	CNY	11,684,400	8/5/2013	13,895	—

						49,779	(33,767)

Westpac Banking Corp.	AUD	17,620,000	USD	18,331,848	3/14/2013	10,441	—

Net Unrealized Appreciation (Depreciation)						$1,915,017	$(9,434,615)

AUD	— Australian Dollar	EUR	— Euro Dollar	MXN	— Mexican Peso
BRL	— Brazilian Real	GBP	— British Pound	NOK	— Norwegian Krone
CAD	— Canadian Dollar	JPY	— Japanese Yen	USD	— United States Dollar
CNY	— Yuan Renminbi	MYR	— Malaysian Ringgit

Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation / (Depreciation)
Bank of America NA	BRL	20,900	1/2/2015	8.440%	1-Year BRL-CDI	$111,453	$28,314
	BRL	15,100	1/2/2015	7.585%	1-Year BRL-CDI	(31,587)	331
	BRL	3,300	1/2/2017	8.860%	1-Year BRL-CDI	20,511	(4,499)
Barclays Bank PLC	BRL	2,100	1/2/2014	11.990%	1-Year BRL-CDI	166	88,145
	BRL	1,300	1/2/2014	12.510%	1-Year BRL-CDI	490	52,009
	BRL	2,700	1/2/2014	7.400%	1-Year BRL-CDI	(254)	3,713
	AUD	5,000	12/15/2017	6 month AUD Bank Bill	5.500%	(16,937)	496,964
	AUD	13,200	3/15/2023	6 month AUD Bank Bill	3.750%	(79,982)	(193,523)
Citibank NA	AUD	3,600	3/15/2018	6 month AUD Bank Bill	3.750%	15,169	30,406
	AUD	8,800	3/15/2018	6 month AUD Bank Bill	3.500%	(22,632)	43,474
Goldman Sachs Bank USA	BRL	31,300	1/2/2015	7.550%	1-Year BRL-CDI	(76,933)	2,084
	AUD	18,400	3/15/2023	4.000%	6 month AUD Bank Bill	(26,857)	(3,076)
	EUR	2,900	3/20/2023	6 Month Euribor	1.750%	53,799	15,899
	USD	52,100	6/19/2023	2.000%	3 Month LIBOR	850,851	53,032
HSBC Bank USA NA	BRL	7,200	1/2/2014	11.935%	1-Year BRL-CDI	11,133	260,383
	BRL	7,500	1/2/2014	12.120%	1-Year BRL-CDI	4,353	329,276
	BRL	1,400	1/2/2014	12.555%	1-Year BRL-CDI	825	56,355
	BRL	18,400	1/2/2014	10.530%	1-Year BRL-CDI	2,334	397,664
	BRL	71,100	1/2/2015	10.135%	1-Year BRL-CDI	116,363	1,617,622
	BRL	85,400	1/2/2015	8.825%	1-Year BRL-CDI	137,822	771,050
	BRL	11,700	1/2/2015	8.075%	1-Year BRL-CDI	19,535	12,210
	BRL	63,900	1/2/2015	7.775%	1-Year BRL-CDI	(39,557)	23,801
Morgan Stanley Capital Services LLC	BRL	12,700	1/2/2014	7.785%	1-Year BRL-CDI	20,965	23,748
	EUR	13,300	3/21/2017	2.000%	6 Month Euribor	(65,520)	769,337
UBS AG	BRL	19,400	1/2/2015	9.930%	1-Year BRL-CDI	10,048	419,921
	MXN	87,100	6/2/2021	28-Day MXN-TIIE	7.500%	238,336	710,108

Total						$1,253,894	$6,004,748

@	Illiquid security

AUD	Bank Bill — Australian Bank Bill Reference Rate
BRL-CDI	— Brazil Interbank Deposit Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN-TIIE	— Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

76

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Credit Default Swaps on Corporate and Sovereign Issues— Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2013(3)	Notional Amount(2)	Value at January 31, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	1.4227%	$1,800,000	$(243,231)	$(136,050)	$(107,181)
Pearson Dollar Finance Two PLC 5.500% due 05/06/2013	(0.610)%	6/20/2013	Barclays Bank PLC	0.1313%	1,100,000	(2,044)	—	(2,044)
Reynolds American, Inc. 7.250% due 06/01/2013	(1.200)%	6/20/2013	Barclays Bank PLC	0.2480%	500,000	(1,848)	—	(1,848)
Tate & Lyle International Finance PLC 6.500% due 06/28/2012	(1.150)%	6/20/2016	Barclays Bank PLC	0.4545%	2,300,000	(53,949)	—	(53,949)

						$(301,072)	$(136,050)	$(165,022)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2013(3)	Notional Amount(2)	Value at January 31, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	1.3193%	$900,000	$5,176	$(8,327)	$13,503
Goldman Sachs Corp. 5.95% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	0.1057%	$900,000	(13,499)	(34,620)	21,121

						$(8,323)	$(42,947)	$34,624

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

77

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$66,584,332	$212,922	$66,797,254
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	169,909	169,909
Other Industries*	—	133,604,409	—	133,604,409
Foreign Government Agencies:
Sovereign	—	79,406,605	—	79,406,605
Other Government Agencies*	—	24,683,855	—	24,683,855
Foreign Government Treasuries	—	4,043,345	—	4,043,345
Municipal Bonds & Notes	—	56,867,609	—	56,867,609
U.S. Corporate Bonds & Notes:
Internet Connectivity Services	—	—	0	0
Special Purpose Entities	—	1,430,322	67,274	1,497,596
Other Industries*	—	120,867,000	—	120,867,000
U.S. Government Agencies:
Federal National Mtg. Assoc	—	114,312,130	—	114,312,130
Government National Mtg. Assoc	—	151,434,683	—	151,434,683
Other U.S. Government Agencies*	—	5,325,829	—	5,325,829
U.S. Government Treasuries:
United State Treasury Bonds	—	37,920,000	—	37,920,000
United State Treasury Notes	—	336,484,735	—	336,484,735
Put Options — Purchased	—	630,686	—	630,686
Common Stock:
Communications Software	—	—	0	0
Telecom Equipment-Fiber Optics	—	1	—	1
Membership Interest Certificates	—	—	6	6
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	32,890,181	—	32,890,181
U.S. Government Treasuries	—	2,923,203	—	2,923,203
Repurchase Agreement	—	179,600,000	—	179,600,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Appreciation	—	115,712	—	115,712
Open Futures Contracts-Appreciation	541,059	—	—	541,059
Open Forward Foreign Currency Contracts-Appreciation	—	1,915,017	—	1,915,017
Interest Rate Swaps Contracts-Appreciation	—	6,205,846	—	6,205,846
Credit Default Swaps on Corporate & Sovereign Issues — Sell Protection-Appreciation	—	34,624	—	34,624

Total	$541,059	$1,357,280,124	$450,111	$1,358,271,294

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	—	74,559,062	—	74,559,062
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts — Depreciation	—	98,540	—	98,540
Open Futures Contracts-Depreciation	289,233	—	—	289,233
Open Forward Foreign Currency Contracts-Depreciation	—	9,434,615	—	9,434,615
Interest Rate Swaps Contracts-Depreciation	—	201,098	—	201,098
Credit Default Swaps on Corporate & Sovereign Issues — Buy Protection-Depreciation	—	165,022	—	165,022

Total	$289,233	$84,458,337	$—	$84,747,570

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

78

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreement	8.4%
Diversified Financial Services	7.9
Federal National Mtg. Assoc.	7.4
Oil Companies-Integrated	4.1
Medical-Drugs	4.0
Government National Mtg. Assoc.	3.6
Diversified Banking Institutions	3.2
United States Treasury Notes	2.5
Computers	2.3
Banks-Super Regional	2.1
Telephone-Integrated	2.0
Oil Companies-Exploration & Production	1.9
Federal Home Loan Mtg. Corp.	1.8
Medical-Biomedical/Gene	1.7
Multimedia	1.7
Applications Software	1.6
Electric-Integrated	1.6
Food-Misc./Diversified	1.5
Insurance-Multi-line	1.5
Chemicals-Diversified	1.5
Finance-Credit Card	1.4
Banks-Commercial	1.4
Tobacco	1.3
Cable/Satellite TV	1.3
United States Treasury Bonds	1.3
Enterprise Software/Service	1.1
Diversified Manufacturing Operations	1.1
Medical-HMO	1.1
Auto-Cars/Light Trucks	1.0
Retail-Building Products	1.0
Instruments-Controls	1.0
Real Estate Investment Trusts	1.0
Networking Products	0.9
Semiconductor Equipment	0.8
Web Portals/ISP	0.8
Electronic Components-Semiconductors	0.8
Transport-Rail	0.8
Consumer Products-Misc.	0.8
Aerospace/Defense-Equipment	0.8
Semiconductor Components-Integrated Circuits	0.7
Oil-Field Services	0.7
Retail-Drug Store	0.7
Medical Instruments	0.7
Pipelines	0.7
Retail-Regional Department Stores	0.6
Investment Management/Advisor Services	0.6
Beverages-Non-alcoholic	0.6
Finance-Other Services	0.6
Electric Products-Misc.	0.5
Insurance-Life/Health	0.5
Internet Security	0.5
Commercial Services-Finance	0.5
Cosmetics & Toiletries	0.5
Insurance-Reinsurance	0.5
Television	0.5
Auto-Heavy Duty Trucks	0.4
Auto/Truck Parts & Equipment-Original	0.4
Medical Products	0.4
Retail-Discount	0.4
Aerospace/Defense	0.4
Engineering/R&D Services	0.4

Municipal Bonds	0.4%
Oil Field Machinery & Equipment	0.4
Retail-Apparel/Shoe	0.4
Oil Refining & Marketing	0.4
Rental Auto/Equipment	0.4
Finance-Auto Loans	0.4
Electric-Generation	0.3
Apparel Manufacturers	0.3
Gas-Distribution	0.3
E-Commerce/Services	0.3
Industrial Gases	0.3
E-Commerce/Products	0.3
Brewery	0.3
Diversified Minerals	0.3
Sovereign	0.3
Building-Residential/Commercial	0.3
Retail-Restaurants	0.3
Medical-Wholesale Drug Distribution	0.2
Data Processing/Management	0.2
Pharmacy Services	0.2
Cellular Telecom	0.2
Agricultural Chemicals	0.2
Retail-Major Department Stores	0.2
Therapeutics	0.2
Airlines	0.2
Medical-Generic Drugs	0.2
Finance-Investment Banker/Broker	0.2
Telecom Services	0.2
Cruise Lines	0.2
Dialysis Centers	0.2
Computer Services	0.2
Oil & Gas Drilling	0.2
Coal	0.2
Medical-Hospitals	0.2
Computers-Integrated Systems	0.2
Retail-Auto Parts	0.2
Rubber-Tires	0.2
Paper & Related Products	0.1
Tennessee Valley Authority	0.1
Batteries/Battery Systems	0.1
Private Equity	0.1
Hotels/Motels	0.1
Building-Heavy Construction	0.1
Finance-Consumer Loans	0.1
Electronic Measurement Instruments	0.1
Food-Dairy Products	0.1
Private Corrections	0.1
Shipbuilding	0.1
Consulting Services	0.1
Diversified Operations	0.1
Electronic Security Devices	0.1
Casino Services	0.1
Multilevel Direct Selling	0.1
Beverages-Wine/Spirits	0.1
Office Automation & Equipment	0.1
Publishing-Newspapers	0.1
Food-Confectionery	0.1
Retail-Perfume & Cosmetics	0.1
Gold Mining	0.1
Banks-Fiduciary	0.1
Distribution/Wholesale	0.1

79

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited) — (continued)

Building Products-Wood	0.1%
Casino Hotels	0.1
Printing-Commercial	0.1
Containers-Metal/Glass	0.1
Travel Services	0.1
Metal-Copper	0.1
Tools-Hand Held	0.1
Wire & Cable Products	0.1
Broadcast Services/Program	0.1
Computers-Memory Devices	0.1
Instruments-Scientific	0.1
Electronic Forms	0.1
Building & Construction Products-Misc.	0.1
Satellite Telecom	0.1
Agricultural Operations	0.1
Machinery-Farming	0.1

107.5%

*	Calculated as a percentage of net assets

80

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.0%
Aerospace/Defense — 0.4%
General Dynamics Corp.	10,600	$702,780

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	15,079	1,320,468

Agricultural Chemicals — 0.2%
Monsanto Co.	3,900	395,265

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	3,181	90,754

Airlines — 0.2%
Alaska Air Group, Inc.†	4,200	193,746
United Continental Holdings, Inc.†	7,600	183,540

		377,286

Apparel Manufacturers — 0.3%
Coach, Inc.	1,900	96,900
Hanesbrands, Inc.†	5,600	209,888
VF Corp.	2,080	306,966

		613,754

Applications Software — 1.6%
Citrix Systems, Inc.†	2,319	169,658
Microsoft Corp.	95,949	2,635,719

		2,805,377

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	33,900	439,005
General Motors Co.†	33,148	931,127

		1,370,132

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	3,600	141,048
PACCAR, Inc.	13,622	641,051

		782,099

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	23,756	738,574

Banks-Commercial — 0.1%
CIT Group, Inc.†	1,272	53,869
East West Bancorp, Inc.	2,400	56,280

		110,149

Banks-Fiduciary — 0.1%
State Street Corp.	3,125	173,906

Banks-Super Regional — 1.7%
Capital One Financial Corp.	1,200	67,584
Fifth Third Bancorp	22,300	363,267
Huntington Bancshares, Inc.	2,951	20,539
PNC Financial Services Group, Inc.	1,944	120,139
Wells Fargo & Co.	70,151	2,443,360

		3,014,889

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,900	252,329

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	16,989	632,670
PepsiCo, Inc.	5,082	370,224

		1,002,894

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	6,200	200,632

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,500	$203,310

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.†	3,100	101,494

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	603	34,679

Building Products-Wood — 0.1%
Masco Corp.	9,018	165,841

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,600	233,726

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	1,290	53,587
NVR, Inc.†	229	235,792
PulteGroup, Inc.†	8,943	185,478

		474,857

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	13,437	511,681
DIRECTV†	1,092	55,845
DISH Network Corp., Class A	3,433	127,948
Time Warner Cable, Inc.	6,283	561,323

		1,256,797

Casino Services — 0.1%
Bally Technologies, Inc.†	4,300	207,088

Chemicals-Diversified — 1.5%
Axiall Corp.	5,230	293,843
Dow Chemical Co.	17,925	577,185
E.I. du Pont de Nemours & Co.	1,676	79,526
Huntsman Corp.	11,600	204,508
LyondellBasell Industries NV, Class A	13,200	837,144
PPG Industries, Inc.	4,277	589,670

		2,581,876

Coal — 0.1%
Walter Energy, Inc.	3,588	134,729

Commercial Services-Finance — 0.5%
Alliance Data Systems Corp.†	1,250	197,000
H&R Block, Inc.	11,600	264,132
Lender Processing Services, Inc.	9,800	235,592
Mastercard, Inc., Class A	348	180,403

		877,127

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	1,864	145,728
International Business Machines Corp.	814	165,299

		311,027

Computers — 2.3%
Apple, Inc.	8,603	3,917,032
Hewlett-Packard Co.	3,085	50,933

		3,967,965

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	39,100	223,652
MICROS Systems, Inc.†	1,000	46,030

		269,682

Computers-Memory Devices — 0.1%
EMC Corp.†	3,005	73,953
SanDisk Corp.†	864	43,191

		117,144

81

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consulting Services — 0.1%
CoreLogic, Inc.†	8,100	$212,544

Consumer Products-Misc. — 0.4%
Jarden Corp.	4,300	253,012
Kimberly-Clark Corp.	3,800	340,138
Spectrum Brands Holdings, Inc.	1,400	70,896

		664,046

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,900	136,242

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	1,726	185,321
Procter & Gamble Co.	8,847	664,940

		850,261

Cruise Lines — 0.2%
Carnival Corp.(1)	2,218	85,881
Royal Caribbean Cruises, Ltd.	6,695	242,359

		328,240

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,600	212,004

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	2,814	324,764

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	772	168,157

Diversified Banking Institutions — 2.1%
Bank of America Corp.	69,920	791,494
Citigroup, Inc.	38,315	1,615,361
Goldman Sachs Group, Inc.	5,901	872,522
Morgan Stanley	16,446	375,791

		3,655,168

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	17,900	919,881
Parker Hannifin Corp.	900	83,673
Pentair, Ltd.	6,102	309,249
SPX Corp.	2,454	183,142

		1,495,945

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,827	485,069

E-Commerce/Services — 0.3%
Expedia, Inc.	6,146	401,027
IAC/InterActiveCorp	4,500	185,625

		586,652

Electric Products-Misc. — 0.5%
Emerson Electric Co.	16,582	949,320

Electric-Generation — 0.1%
AES Corp.	19,200	208,128

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	13,550	613,680
Edison International	2,318	111,704
Exelon Corp.	6,738	211,843
NextEra Energy, Inc.	8,708	627,411
NV Energy, Inc.	10,800	204,444

		1,769,082

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 0.8%
Altera Corp.	9,207	$307,698
Avago Technologies, Ltd.	1,558	55,730
Broadcom Corp., Class A	19,774	641,666
Freescale Semiconductor, Ltd.†	16,344	236,171
LSI Corp.†	4,400	30,976
Texas Instruments, Inc.	1,900	62,852
Xilinx, Inc.	2,453	89,510

		1,424,603

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,839	107,399

Electronic Measurement Instruments — 0.1%
Itron, Inc.†	4,700	218,033

Electronic Security Devices — 0.1%
Tyco International, Ltd.	6,896	208,466

Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	8,200	209,674
Fluor Corp.	7,734	501,395

		711,069

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	700	29,085
Oracle Corp.	48,257	1,713,606

		1,742,691

Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	5,600	218,232

Finance-Credit Card — 1.2%
American Express Co.	3,801	223,537
Discover Financial Services	19,200	737,088
Visa, Inc., Class A	7,680	1,212,749

		2,173,374

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	9,195	178,291

Finance-Other Services — 0.6%
CME Group, Inc.	13,428	776,676
IntercontinentalExchange, Inc.†	1,459	202,436

		979,112

Food-Confectionery — 0.1%
J.M. Smucker Co.	2,200	194,986

Food-Dairy Products — 0.1%
Dean Foods Co.†	11,900	217,889

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,700	59,724

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	1,800	66,078
ConAgra Foods, Inc.	6,900	225,561
General Mills, Inc.	10,661	447,122
Ingredion, Inc.	3,100	204,817
Kellogg Co.	3,398	198,783
Kraft Foods Group, Inc.	6,833	315,821
Mondelez International, Inc., Class A	18,415	511,753

		1,969,935

Gas-Distribution — 0.3%
NiSource, Inc.	5,969	161,342
Sempra Energy	1,587	119,104
UGI Corp.	6,600	232,584

		513,030

82

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	4,200	$234,318

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	6,438	562,874

Instruments-Controls — 1.0%
Honeywell International, Inc.	24,597	1,678,499
Mettler-Toledo International, Inc.†	200	42,506

		1,721,005

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	1,600	115,424

Insurance-Life/Health — 0.3%
Lincoln National Corp.	8,700	252,126
Protective Life Corp.	7,000	221,480
Prudential Financial, Inc.	1,719	99,496

		573,102

Insurance-Multi-line — 1.4%
ACE, Ltd.	15,629	1,333,622
Allstate Corp.	16,700	733,130
Hartford Financial Services Group, Inc.	8,537	211,718
MetLife, Inc.	2,446	91,334

		2,369,804

Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	6,648	254,419
Everest Re Group, Ltd.	1,900	220,039
RenaissanceRe Holdings, Ltd.	2,500	214,100
Validus Holdings, Ltd.	700	25,487

		714,045

Internet Application Software — 0.0%
Splunk, Inc.†	1,722	56,757

Internet Security — 0.5%
Symantec Corp.†	40,900	890,393

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	11,101	736,218
Invesco, Ltd.	12,015	327,409

		1,063,627

Medical Information Systems — 0.0%
Cerner Corp.†	637	52,584

Medical Instruments — 0.7%
Boston Scientific Corp.†	25,295	188,954
Intuitive Surgical, Inc.†	188	107,983
Medtronic, Inc.	18,600	866,760

		1,163,697

Medical Products — 0.3%
CareFusion Corp.†	5,151	159,887
Covidien PLC	6,170	384,638

		544,525

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	1,132	106,397
Amgen, Inc.	11,400	974,244
Biogen Idec, Inc.†	4,545	709,383
Celgene Corp.†	3,644	360,610
Gilead Sciences, Inc.†	9,000	355,050
Vertex Pharmaceuticals, Inc.†	8,570	383,765

		2,889,449

Security Description	Shares	Value (Note 2)

Medical-Drugs — 3.5%
Abbott Laboratories	144	$4,879
AbbVie, Inc.	844	30,966
Eli Lilly & Co.	12,400	665,756
Johnson & Johnson	10,900	805,728
Merck & Co., Inc.	48,224	2,085,688
Pfizer, Inc.	83,747	2,284,618
Zoetis, Inc.†	8,600	223,600

		6,101,235

Medical-HMO — 0.9%
Cigna Corp.	997	58,165
Humana, Inc.	5,259	391,059
UnitedHealth Group, Inc.	19,949	1,101,385

		1,550,609

Medical-Hospitals — 0.1%
Community Health Systems, Inc.	3,100	118,823

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	7,134	312,541
McKesson Corp.	800	84,184

		396,725

Metal-Aluminum — 0.0%
Alcoa, Inc.	5,886	52,032

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,744	131,976

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,800	203,328

Multimedia — 1.3%
Time Warner, Inc.	31,773	1,605,172
Viacom, Inc., Class B	9,900	597,465

		2,202,637

Networking Products — 0.8%
Cisco Systems, Inc.	64,664	1,330,138

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,900	200,299

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	2,943	187,087

Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	3,369	269,587
Concho Resources, Inc.†	1,237	112,839
Energen Corp.	500	24,070
EOG Resources, Inc.	3,858	482,173
Occidental Petroleum Corp.	17,837	1,574,472

		2,463,141

Oil Companies-Integrated — 3.6%
Chevron Corp.	20,229	2,329,369
ConocoPhillips	8,000	464,000
Exxon Mobil Corp.	27,277	2,454,112
Marathon Oil Corp.	8,600	289,046
Marathon Petroleum Corp.	3,389	251,498
Phillips 66	7,558	457,788

		6,245,813

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	985	62,360
National Oilwell Varco, Inc.	8,068	598,162

		660,522

83

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Refining & Marketing — 0.4%
Cheniere Energy, Inc.†	6,897	$146,423
Tesoro Corp.	2,800	136,332
Valero Energy Corp.	1,507	65,901
Western Refining, Inc.	8,200	275,766

		624,422

Oil-Field Services — 0.7%
Halliburton Co.	1,425	57,969
Schlumberger, Ltd.	15,562	1,214,614

		1,272,583

Paper & Related Products — 0.1%
International Paper Co.	5,600	231,952

Pharmacy Services — 0.1%
Omnicare, Inc.	5,500	214,225

Pipelines — 0.2%
Williams Cos., Inc.	9,827	344,436

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	16,400	150,880

Private Equity — 0.1%
American Capital, Ltd.†	17,900	239,144

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	10,200	200,226

Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc.	500	64,895
Boston Properties, Inc.	100	10,528
CBL & Associates Properties, Inc.	10,100	217,049
Extra Space Storage, Inc.	5,500	219,120
General Growth Properties, Inc.	17,600	343,552
HCP, Inc.	2,600	120,614
Hospitality Properties Trust	6,000	151,320
Realty Income Corp.	2,500	109,200
Ventas, Inc.	3,900	258,531

		1,494,809

Retail-Apparel/Shoe — 0.4%
Gap, Inc.	6,600	215,688
Lululemon Athletica, Inc.†	1,621	111,849
PVH Corp.	1,200	142,644
Ross Stores, Inc.	2,958	176,593

		646,774

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	725	268,033

Retail-Building Products — 1.0%
Home Depot, Inc.	21,459	1,436,036
Lowe’s Cos., Inc.	7,895	301,510

		1,737,546

Retail-Discount — 0.4%
Target Corp.	6,453	389,826
Wal-Mart Stores, Inc.	4,750	332,262

		722,088

Retail-Drug Store — 0.6%
CVS Caremark Corp.	12,000	614,400
Walgreen Co.	10,958	437,882

		1,052,282

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	8,663	391,394

Security Description	Shares	Value (Note 2)

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	2,800	$236,348
Macy’s, Inc.	20,000	790,200

		1,026,548

Retail-Restaurants — 0.3%
Brinker International, Inc.	6,100	199,714
Yum! Brands, Inc.	3,897	253,071

		452,785

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	7,700	105,952

Semiconductor Components-Integrated Circuits — 0.7%
Maxim Integrated Products, Inc.	1,962	61,705
QUALCOMM, Inc.	18,820	1,242,685

		1,304,390

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	7,400	95,534
ASML Holding NV	1,001	75,165
KLA-Tencor Corp.	3,460	189,989
Lam Research Corp.†	26,970	1,109,546

		1,470,234

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,800	212,640

Steel-Producers — 0.0%
United States Steel Corp.	3,260	72,861

Telecom Services — 0.1%
Amdocs, Ltd.	5,800	207,002

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	1,746	39,075

Telephone-Integrated — 1.3%
AT&T, Inc.	23,055	802,083
CenturyLink, Inc.	14,234	575,765
Verizon Communications, Inc.	19,429	847,299

		2,225,147

Television — 0.5%
CBS Corp., Class B	19,216	801,692

Therapeutics — 0.2%
Onyx Pharmaceuticals, Inc.†	2,333	180,854
Warner Chilcott PLC, Class A	14,300	202,631

		383,485

Tobacco — 1.1%
Altria Group, Inc.	3,900	131,352
Philip Morris International, Inc.	19,923	1,756,412

		1,887,764

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,700	130,611

Transport-Rail — 0.6%
CSX Corp.	27,986	616,532
Norfolk Southern Corp.	5,950	409,776

		1,026,308

Web Portals/ISP — 0.8%
AOL, Inc.	5,500	168,575
Google, Inc., Class A†	1,720	1,299,787

		1,468,362

Total Common Stock (cost $89,576,152)		105,052,705

84

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.13% due 09/25/2046(2)	$78,309	$51,638
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(2)	41,272	41,670
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(3)	270,000	306,922
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(3)	145,000	157,633
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	27,172	27,864
Banc of America Re-Remic Trust Series 2012-PARK, Class A 2.96% due 12/10/2030*(3)	100,000	101,114
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(3)	150,000	170,082
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(3)	55,000	61,673
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(3)	155,000	173,792
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(3)	115,000	130,607
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.72% due 06/11/2040(3)	125,000	142,079
BMW Vehicle Owner Trust Series 2011-A, Class A2 0.63% due 02/25/2014	9,374	9,376
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(3)	261,391	181,727
Citigroup Mtg. Loan Trust FRS Series 2007-WFH2, Class A2 0.35% due 03/25/2037	54,561	54,418
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.53% due 01/25/2036	250,000	242,836
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(3)	95,000	111,116
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	242,496	204,558
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 11/15/2045(3)	185,000	187,112
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.47% due 07/17/2028*(3)	97,821	98,424

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.40% due 07/20/2046(2)	$498,974	$259,213
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	497,688	394,823
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.69% due 10/25/2035	240,000	233,960
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	99,273	99,411
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.84% due 09/25/2034(2)	75,926	77,255
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.41% due 02/15/2039(3)	130,000	145,442
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(3)	150,000	162,342
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.58% due 09/25/2035	113,796	112,114
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.06% due 06/25/2034	400,000	333,734
Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.11% due 07/05/2035(3)	82,655	82,857
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(3)	105,000	111,847
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(3)	1,000,000	1,118,257
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(3)	385,000	438,858
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(3)	140,000	157,848
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.36% due 04/25/2036	410,479	291,473
Honda Auto Receivables Owner Trust Series 2011-3, Class A2 0.67% due 04/21/2014	83,767	83,838
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(3)	112,072	115,853
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(3)	110,000	118,131
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/2032(3)	295,000	299,673

85

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.33% due 09/15/2021*(3)	$50,434	$50,320
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	53,898	51,225
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(3)	120,000	131,157
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(3)	25,000	26,903
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.27% due 11/12/2037(3)	1,055,000	1,161,830
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(3)	180,000	204,937
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Pass Through Certificate, Series 2006-4, Class AM 5.20% due 12/12/2049(3)	175,000	191,622
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(3)	140,000	142,110
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(3)	55,000	55,792
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(3)	160,000	181,681
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(3)	265,000	301,565
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(3)	145,000	158,296
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(3)	35,000	38,823
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.10% due 12/12/2049(3)	300,000	348,197
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(3)	425,000	488,605
Option One Mtg. Loan Trust FRS Series 2007-6, Class 2A1 0.26% due 07/25/2037	10,458	10,447
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.77% due 11/25/2034	196,685	190,239
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.57% due 08/25/2035	310,987	294,037
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.63% due 04/25/2035	145,000	141,663
Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.53% due 04/15/2014	103,588	103,635

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Volkswagen Auto Lease Trust Series 2011-A, Class A2 1.00% due 02/20/2014	$32,161	$32,186
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(3)	80,000	86,349
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(3)	225,000	239,193
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(3)	115,000	123,848
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(3)	79,416	87,363
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(3)	249,944	276,017
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.73% due 05/15/2043(3)	175,000	197,687
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.73% due 05/15/2043(3)	195,000	222,983
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(3)	105,000	117,280
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(3)	115,000	129,938
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	151,911	113,255
Wells Fargo Home Equity Trust FRS Series 2006-1, Class A3 0.35% due 05/25/2036	22,469	22,452
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	83,188	85,523
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	30,510	31,736
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	236,113	232,802
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	95,000	96,267
World Omni Auto Receivables Trust Series 2011-B, Class A2 0.65% due 08/15/2014	52,854	52,887

Total Asset Backed Securities (cost $13,759,847)		13,512,420

86

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.85% due 09/15/2041	$35,000	$36,877

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 11/15/2042	55,000	50,923

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 1.09% due 04/10/2014*	365,000	366,693
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	30,000	28,159

		394,852

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	27,875

Banks-Commercial — 0.4%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	237,205
KeyBank NA Senior Notes 1.65% due 02/01/2018	250,000	251,028
Wachovia Bank NA FRS Sub. Notes 0.69% due 11/03/2014	195,000	194,426

		682,659

Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	100,000	113,887
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	95,000	99,023
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016(4)	395,000	427,751

		640,661

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	120,000	143,855
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	206,845

		350,700

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022*	95,000	101,175
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	20,000	20,266

		121,441

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	$185,000	$205,812
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	48,486
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	77,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	225,000	248,799
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	60,000	57,689
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	160,000	189,200
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	165,000	174,762

		1,002,282

Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	150,000	160,500

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	74,250

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	156,750

Computers — 0.0%
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	30,000	29,538

Consumer Products-Misc. — 0.4%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	90,000	93,488
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	225,000	245,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	200,000	204,500
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	125,000	141,406

		684,644

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	195,000	215,963

87

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	$20,000	$19,724
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	143,176
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,999
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	321,424
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	63,869
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	15,000	16,780
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	35,000	42,532
Citigroup, Inc. FRS Sub. Notes 0.58% due 06/09/2016	165,000	158,193
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	120,000	140,225
Citigroup, Inc. Senior Notes 5.88% due 05/29/2037	45,000	52,873
Citigroup, Inc. Senior Notes 5.88% due 01/30/2042	40,000	48,091
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	65,000	70,039
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	210,518
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	119,732
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	80,000	79,866
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	75,000	90,935
Morgan Stanley Notes 5.45% due 01/09/2017	120,000	132,774
Morgan Stanley Senior Notes 5.50% due 01/26/2020	80,000	89,343
Morgan Stanley Senior Notes 5.50% due 07/28/2021	35,000	39,400
Morgan Stanley Senior Notes 6.38% due 07/24/2042	40,000	47,497

		1,902,990

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	$150,000	$154,510
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	150,000	175,381

		329,891

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042*	40,000	38,710
General Electric Co. Senior Notes 0.85% due 10/09/2015	110,000	110,174
General Electric Co. Senior Notes 4.13% due 10/09/2042	40,000	39,532
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	46,764

		235,180

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 11/29/2022	80,000	76,784

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/2017	180,000	207,900

Electric-Integrated — 0.5%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	115,143
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	207,555
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	115,000	115,141
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	69,969
Nevada Power Co. Senior Notes 5.45% due 05/15/2041	45,000	53,717
NiSource Finance Corp. Bonds 5.80% due 02/01/2042	50,000	55,196
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	113,738
Southern Power Co. Senior Notes 5.15% due 09/15/2041	35,000	38,555
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	109,954

		878,968

88

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
Oncor Electric Delivery Co., LLC Senior Sec. Notes 5.25% due 09/30/2040	$45,000	$50,199

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	185,000	181,316
Oracle Corp. Senior Notes 5.38% due 07/15/2040	25,000	30,391

		211,707

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	204,227
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	408,325

		612,552

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 7.30% due 08/20/2013	275,000	285,199

Food-Misc./Diversified — 0.4%
ConAgra Foods, Inc. Senior Notes 4.65% due 01/25/2043	90,000	90,085
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	86,418
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/2020	220,000	261,471
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/2013	230,000	230,200

		668,174

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	71,419

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	73,692

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 4.40% due 05/30/2021	25,000	26,882
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	90,000	98,842

		125,724

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	68,000	74,970

Security Description	Principal Amount	Value (Note 2)

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	$275,000	$350,554

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	42,937
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	113,633
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013*	100,000	100,858

		257,428

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	40,000	40,241
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	55,000	54,476
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,458

		114,175

Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	82,775

Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	60,000	74,269

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*	210,000	220,500

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.65% due 06/15/2042	20,000	23,608
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	65,000	73,333

		96,941

Medical-Drugs — 0.3%
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*	120,000	120,509
Bristol-Myers Squibb Co. Senior Notes 2.00% due 08/01/2022	35,000	33,145
Bristol-Myers Squibb Co. Senior Notes 3.25% due 08/01/2042	40,000	35,378
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	60,000	75,164
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	205,000	220,375

		484,571

89

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	$200,000	$233,654
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022	115,000	114,760
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	25,000	25,003

		373,417

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	35,000	33,872
Cigna Corp. Senior Notes 5.38% due 02/15/2042	45,000	50,247
Humana, Inc. Senior Notes 4.63% due 12/01/2042	55,000	53,361
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	55,000	54,310
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	30,000	28,180
UnitedHealth Group, Inc. Senior Notes 5.70% due 10/15/2040	50,000	58,875

		278,845

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	167,475

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	35,000	34,299

Multimedia — 0.4%
NBCUniversal Media LLC Senior Notes 4.38% due 04/01/2021	275,000	302,898
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	90,000	109,665
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	30,000	36,598
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/2042	95,000	96,723
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	40,000	47,960
Viacom, Inc. Senior Notes 4.38% due 03/15/2043*	20,000	18,824
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	18,000	17,147

		629,815

Security Description	Principal Amount	Value (Note 2)

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	$80,000	$97,507

Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	210,000	248,827
Apache Corp. Senior Notes 4.25% due 01/15/2044	30,000	28,683
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	140,000	156,100
Devon Energy Corp. Senior Notes 4.75% due 05/15/2042	25,000	24,865
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	15,000	14,724
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	90,000	97,425
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	214,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	36,546

		821,170

Oil Companies-Integrated — 0.2%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	30,000	41,122
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	45,000	54,930
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	170,000	186,360

		282,412

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 6.00% due 11/15/2041	50,000	57,521

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	190,000	213,224

Pipelines — 0.5%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	55,000	71,999
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	20,000	19,034
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	90,000	103,822
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	85,000	95,557

90

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	$20,000	$23,973
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/2038	120,000	150,653
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	74,086
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	175,000	174,850
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	100,694

		814,668

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	195,000	215,963

Real Estate Investment Trusts — 0.1%
ERP Operating LP Senior Notes 4.63% due 12/15/2021	30,000	33,398
HCP, Inc. Senior Notes 5.38% due 02/01/2021	70,000	81,112
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	44,072
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	55,000	58,173

		216,755

Rental Auto/Equipment — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	215,000	238,112
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*	145,000	154,063
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	205,000	228,575

		620,750

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	30,000	37,638

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	35,000	42,379
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	75,213	97,796

		140,175

Security Description	Principal Amount	Value (Note 2)

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	$175,000	$193,375

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	45,000	41,347
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	28,000	28,899

		70,246

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	125,000	137,188

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022	35,000	33,847
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*	160,000	151,893
AT&T, Inc. Senior Notes 6.30% due 01/15/2038	50,000	61,054
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	241,900
Verizon Communications, Inc. Senior Notes 2.00% due 11/01/2016	95,000	98,321
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	125,000	119,792
Verizon Communications, Inc. Senior Notes 4.60% due 04/01/2021	60,000	68,128
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/2019	40,000	49,605
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	109,250
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	90,000	98,775

		1,032,565

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	46,928
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/2021	120,000	133,433
Philip Morris International, Inc. Senior Notes 4.38% due 11/15/2041	15,000	15,400
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/2018	30,000	36,108

		231,869

91

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Toys — 0.0%
Mattel, Inc. Senior Notes 2.50% due 11/01/2016	$65,000	$67,706

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	125,000	126,984
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	117,398
CSX Corp. Senior Notes 4.10% due 03/15/2044	20,000	18,814
CSX Corp. Senior Notes 4.75% due 05/30/2042	70,000	72,071

		335,267

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	134,375

Water — 0.0%
American Water Capital Corp. Senior Notes 4.30% due 12/01/2042	65,000	65,171

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	125,000	128,750

Total U.S. Corporate Bonds & Notes (cost $18,703,283)		19,514,623

FOREIGN CORPORATE BONDS & NOTES — 2.9%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	35,000	34,803

Banks-Commercial — 0.9%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	195,000	217,720
Caixa Economica Federal Senior Notes 2.38% due 11/06/2017*	150,000	147,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect Bank Guar. Notes 3.38% due 01/19/2017	65,000	69,788
DNB Bank ASA Senior Notes 3.20% due 04/03/2017*	290,000	307,496
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	289,803
Standard Chartered PLC Senior Notes 3.20% due 05/12/2016*	135,000	142,276
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	247,575
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,495

		1,625,153

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	$200,000	$206,777
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	114,272

		321,049

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	158,550
Pentair Finance SA Company Guar. Notes 3.15% due 09/15/2022*	60,000	58,369

		216,919

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	139,425
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	240,000	247,884
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.00% due 10/25/2022*	120,000	119,946
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.30% due 10/25/2042*	25,000	24,835

		532,090

Diversified Operations — 0.1%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	200,000	210,825

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 3.63% due 01/12/2023*	200,000	199,000

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	117,504

Finance-Investment Banker/Broker — 0.1%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	200,000	193,000

Gold Mining — 0.0%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	55,000	56,381

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	50,000	50,507
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.40% due 11/10/2016	125,000	130,720
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	123,781

		305,008

92

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	$75,000	$74,305
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	40,000	47,076

		121,381

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	110,000	113,102
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	70,000	69,226
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	188,400
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	65,000	63,582
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	103,266
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	25,000	24,838

		562,414

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	96,300

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,125

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	240,435

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	150,000	153,780

Total Foreign Corporate Bonds & Notes (cost $5,064,435)		5,146,167

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023*	200,000	205,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*	105,000	111,038
State of Israel Senior Notes 4.50% due 01/30/2043	200,000	197,276

Total Foreign Government Agencies (cost $502,110)		513,314

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Mtg. Corp. — 1.8%
2.50% due 12/01/2027	$54,325	$56,391
3.50% due 05/01/2042	150,205	158,404
3.50% due 08/01/2042	186,045	196,720
3.50% due February 30 TBA	180,000	189,169
4.00% due February 30 TBA	820,000	869,328
4.50% due February 15 TBA	620,000	659,598
5.00% due 03/01/2019	28,726	30,808
5.00% due February 30 TBA	550,000	591,594
5.29% due 06/01/2037	15,564	16,748
5.42% due 07/01/2037	36,802	39,661
5.50% due 07/01/2034	113,544	123,583
5.51% due 06/01/2037	127,721	137,588
5.57% due 06/01/2037	15,055	16,234
6.50% due 05/01/2016	562	571
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027	103,645	13,324
Series 4097, Class CI
3.00% due 08/15/2027	220,033	30,172
Series 4146, Class AI
3.00% due 12/15/2027	168,757	22,579

		3,152,472

Federal National Mtg. Assoc. — 7.4%
zero coupon due 06/01/2017	610,000	582,613
2.50% due March 15 TBA	1,280,000	1,325,200
3.00% due 05/01/2027	75,282	80,187
3.00% due 06/01/2027	84,007	89,349
3.00% due March 30 TBA	3,310,000	3,418,092
3.50% due 03/01/2042	51,789	55,081
3.50% due 08/01/2042	138,024	146,048
3.50% due 09/01/2042	88,802	94,170
3.50% due 10/01/2042	49,684	52,874
3.50% due 12/01/2042	189,357	201,539
3.50% due February 15 TBA	660,000	697,847
3.50% due February 30 TBA	540,000	569,447
4.00% due 11/01/2041	429,574	457,149
4.00% due 12/01/2041	491,027	535,283
4.00% due 03/01/2042	444,874	480,369
4.00% due February 30 TBA	50,000	53,141
4.50% due 09/01/2041	485,834	523,005
4.50% due February 15 TBA	310,000	333,008
4.50% due February 30 TBA	500,000	536,562
4.63% due 05/01/2013	480,000	485,371
5.00% due 03/01/2018	41,386	44,781
5.00% due 04/01/2018	13,765	14,794
5.00% due 07/01/2018	46,228	50,020
5.00% due 08/01/2018	20,984	22,705
5.00% due 06/01/2019	35,350	38,250
5.00% due 09/01/2041	446,028	488,966
5.00% due February 15 TBA	70,000	75,545
5.00% due February 30 TBA	220,000	237,497
5.50% due 10/01/2017	95,365	102,502
5.50% due 11/01/2017	26,741	28,713
5.50% due 04/01/2037	409,696	449,694
6.00% due 08/01/2017	40,677	43,704
6.00% due 05/01/2038	137,364	150,303
6.50% due 10/01/2039	129,906	145,036
6.50% due February 30 TBA	120,000	132,825
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(5)	458,892	62,649
Series 2012-144, Class EI
3.00% due 01/25/2028(5)	139,088	18,608

93

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-145, Class EI
3.00% due 01/25/2028(5)	$287,874	$39,178
Series 2013-9, Class IO
3.00% due 02/25/2028(5)(8)	120,000	16,312
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(5)	307,727	28,337

		12,906,754

Government National Mtg. Assoc. — 3.6%
3.00% due February TBA	2,270,000	2,368,603
4.00% due 07/20/2034	120,000	131,689
4.00% due 10/20/2040	91,978	100,105
4.50% due 03/20/2038	80,000	89,666
4.50% due 05/15/2039	133,119	147,216
4.50% due 07/15/2040	109,689	120,424
4.50% due 07/20/2040	68,391	75,142
4.50% due 10/20/2040	739,448	810,587
5.00% due 10/20/2039	592,640	650,608
5.50% due 01/15/2034	329,554	370,767
7.50% due 01/15/2032	68,232	83,102
Government National Mtg. Assoc.
Series 2011-52, Class LV 3.50% due February TBA	890,000	956,611
Series 2010-73, Class CA 4.00% due 11/20/2040	209,016	227,352
Series 2009-103, Class PD 4.50% due 08/20/2035	164,394	175,394

		6,307,266

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	288,002

Total U.S. Government Agencies (cost $22,572,643)		22,654,494

U.S. GOVERNMENT TREASURIES — 3.8%
United States Treasury Bonds — 1.3%
0.75% due 02/15/2042 TIPS(6)	122,281	129,551
2.75% due 08/15/2042	75,000	69,071
2.75% due 11/15/2042	75,000	68,953
3.00% due 05/15/2042	92,000	89,470
3.13% due 11/15/2041	156,000	155,951
3.75% due 08/15/2041	317,000	356,476
4.38% due 05/15/2041	360,000	449,381
5.38% due 02/15/2031	654,000	902,316

		2,221,169

United States Treasury Notes — 2.5%
0.25% due 08/31/2014	1,731,000	1,731,540
0.25% due 02/15/2015	1,023,000	1,022,361
0.88% due 01/31/2018	275,000	274,936
1.13% due 12/31/2019	360,000	354,347
1.63% due 11/15/2022	940,000	910,037

		4,293,221

Total U.S. Government Treasuries (cost $6,536,601)		6,514,390

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	154,117
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/2040	110,000	159,297

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	$120,000	$117,314
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	168,481
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	88,028

Total Municipal Bonds & Notes (cost $644,140)		687,237

Total Long-Term Investment Securities (cost $157,359,211)		173,595,350

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 06/13/13(7) (cost $54,982)	55,000	54,983

REPURCHASE AGREEMENT — 8.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $14,779,004 and collateralized by $14,565,000 of United States Treasury Notes, bearing interest at 1.50% due 06/30/2016 and having an approximate value of $15,075,285 (cost $14,779,000)	14,779,000	14,779,000

TOTAL INVESTMENTS (cost $172,193,193) (9)	107.5%	188,429,333
Liabilities in excess of other assets	(7.5)	(13,212,826)

NET ASSETS	100.0%	$175,216,507

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $7,449,697 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Interest only
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation, See Note 2.
(9)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

94

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation/ (Depreciation)
20	Long	S&P 500 E-Mini Index	March 2013	$1,483,677	$1,493,300	$9,623
12	Long	U.S. Treasury 2 Year Notes	March 2013	2,644,524	2,645,062	538
23	Long	U.S. Treasury 5 Year Notes	March 2013	2,854,071	2,845,891	(8,180)
21	Short	U.S. Treasury 10 Year Notes	March 2013	2,793,519	2,756,906	36,613
3	Long	U.S. Treasury 30 Year Bonds	March 2013	447,975	430,406	(17,569)
2	Long	U.S. Ultra Bonds	March 2013	326,598	313,063	(13,535)

						$7,490

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$105,052,705	$—	$—	$105,052,705
Asset Backed Securities:
Diversified Financial Services	—	13,512,420	—	13,512,420
U.S. Corporate Bonds & Notes	—	19,514,623		19,514,623
Foreign Corporate Bonds & Notes	—	5,146,167	—	5,146,167
Foreign Government Agencies	—	513,314	—	513,314
U.S. Government Agencies:
Federal National Mtg. Assoc	—	12,890,442	16,312	12,906,754
Other U.S. Government Agencies*		9,747,740		9,747,740
U.S. Government Treasuries	—	6,514,390	—	6,514,390
Municipal Bonds & Notes	—	687,237	—	687,237
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,983	—	54,983
Repurchase Agreement	—	14,779,000	—	14,779,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	46,774	—	—	46,774

Total	$105,099,479	$83,360,316	$16,312	$188,476,107

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$39,284	$—	$—	$39,284

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

95

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.1%
Federal National Mtg. Assoc.	6.8
Diversified Banking Institutions	5.1
Medical-Drugs	4.9
Oil Companies-Integrated	3.6
Oil Companies-Exploration & Production	3.0
United States Treasury Bonds	2.9
Diversified Manufacturing Operations	2.9
Federal Home Loan Mtg. Corp.	2.8
Tobacco	2.8
Food-Misc./Diversified	2.5
Diversified Financial Services	2.3
Government National Mtg. Assoc.	2.2
Banks-Super Regional	2.0
Multimedia	2.0
Insurance-Multi-line	1.8
Aerospace/Defense	1.7
Banks-Fiduciary	1.7
Telephone-Integrated	1.7
Computer Services	1.6
Aerospace/Defense-Equipment	1.2
Investment Management/Advisor Services	1.2
Retail-Discount	1.2
Cable/Satellite TV	1.2
Chemicals-Diversified	1.1
Insurance-Property/Casualty	1.1
Banks-Commercial	1.1
Electric-Integrated	1.1
Instruments-Controls	1.1
Auto/Truck Parts & Equipment-Original	1.0
Cellular Telecom	1.0
Retail-Drug Store	1.0
Beverages-Wine/Spirits	0.9
Enterprise Software/Service	0.8
Medical Instruments	0.8
Medical Products	0.8
Insurance-Life/Health	0.8
Instruments-Scientific	0.7
Pipelines	0.7
Sovereign	0.7
Transport-Services	0.7
Finance-Credit Card	0.6
Insurance Brokers	0.6
Advertising Agencies	0.6
Beverages-Non-alcoholic	0.6
Industrial Gases	0.5
Real Estate Investment Trusts	0.5
Commercial Services-Finance	0.5
Electronic Security Devices	0.5
Cosmetics & Toiletries	0.5
Tools-Hand Held	0.4
Toys	0.4
Auto-Cars/Light Trucks	0.3
Computers	0.3
Electronic Components-Semiconductors	0.3
Retail-Restaurants	0.3
Retail-Regional Department Stores	0.3
Medical Labs & Testing Services	0.3
Small Business Administration	0.3
Retail-Auto Parts	0.3
Data Processing/Management	0.3

Transport-Rail	0.3%
Food-Retail	0.3
Oil & Gas Drilling	0.2
Pharmacy Services	0.2
Engineering/R&D Services	0.2
Retail-Office Supplies	0.2
Metal Processors & Fabrication	0.2
Medical-Wholesale Drug Distribution	0.2
Soap & Cleaning Preparation	0.2
Finance-Auto Loans	0.2
Investment Companies	0.2
Machinery-Construction & Mining	0.2
Brewery	0.2
Oil-Field Services	0.2
Applications Software	0.2
Municipal Bonds	0.2
Publishing-Books	0.2
Property Trust	0.2
Metal-Iron	0.2
Banks-Special Purpose	0.1
SupraNational Banks	0.1
Rental Auto/Equipment	0.1
Independent Power Producers	0.1
Medical-Generic Drugs	0.1
Finance-Investment Banker/Broker	0.1
Web Portals/ISP	0.1
Banks-Money Center	0.1
Television	0.1
Electric-Transmission	0.1
Electric-Generation	0.1
Food-Confectionery	0.1
Metal-Diversified	0.1
Medical-HMO	0.1
Banks-Mortgage	0.1
Sovereign Agency	0.1

98.6%

*	Calculated as a percentage of net assets

96

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 59.6%
Advertising Agencies — 0.6%
Omnicom Group, Inc.	71,140	$3,861,479

Aerospace/Defense — 1.6%
Lockheed Martin Corp.	98,320	8,541,058
Northrop Grumman Corp.	27,790	1,807,462

		10,348,520

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	88,860	7,781,470

Applications Software — 0.2%
Check Point Software Technologies, Ltd.†	20,010	1,000,500

Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	29,150	818,824

Auto/Truck Parts & Equipment-Original — 1.0%
Delphi Automotive PLC†	62,790	2,427,461
Johnson Controls, Inc.	125,890	3,913,920

		6,341,381

Banks-Commercial — 0.2%
Zions Bancorporation	42,140	982,705

Banks-Fiduciary — 1.7%
Bank of New York Mellon Corp.	229,112	6,222,682
State Street Corp.	79,290	4,412,488

		10,635,170

Banks-Super Regional — 1.6%
PNC Financial Services Group, Inc.	37,450	2,314,410
SunTrust Banks, Inc.	29,000	822,730
Wells Fargo & Co.	207,220	7,217,473

		10,354,613

Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	15,570	542,926
Dr Pepper Snapple Group, Inc.	18,420	830,189
PepsiCo, Inc.	34,050	2,480,543

		3,853,658

Beverages-Wine/Spirits — 0.9%
Diageo PLC	183,674	5,467,832

Cable/Satellite TV — 0.8%
Comcast Corp., Special Class A	136,190	5,002,259

Cellular Telecom — 0.7%
Vodafone Group PLC	1,539,566	4,202,255

Chemicals-Diversified — 1.1%
Celanese Corp., Series A	26,660	1,249,821
E.I. du Pont de Nemours & Co.	18,160	861,692
PPG Industries, Inc.	37,620	5,186,669

		7,298,182

Commercial Services-Finance — 0.5%
Mastercard, Inc., Class A	1,508	781,747
Moody’s Corp.	22,310	1,223,034
Western Union Co.	92,140	1,311,153

		3,315,934

Computer Services — 1.6%
Accenture PLC, Class A	71,650	5,150,918
International Business Machines Corp.	25,110	5,099,088

		10,250,006

Security Description	Shares	Value (Note 2)

Computers — 0.3%
Hewlett-Packard Co.	134,590	$2,222,081

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	39,784	2,990,165

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	10,810	881,448
Fiserv, Inc.†	11,830	950,067

		1,831,515

Diversified Banking Institutions — 4.1%
Bank of America Corp.	201,880	2,285,282
Goldman Sachs Group, Inc.	55,470	8,201,794
JPMorgan Chase & Co.	298,850	14,060,892
Morgan Stanley	65,500	1,496,675

		26,044,643

Diversified Manufacturing Operations — 2.8%
3M Co.	63,720	6,407,046
Danaher Corp.	121,490	7,280,896
Eaton Corp. PLC	56,620	3,224,509
Pentair, Ltd.	19,296	977,921

		17,890,372

Electric-Integrated — 0.8%
Duke Energy Corp.	14,780	1,015,977
PG&E Corp.	12,780	544,939
PPL Corp.	68,650	2,079,409
Public Service Enterprise Group, Inc.	48,650	1,516,907

		5,157,232

Electronic Components-Semiconductors — 0.3%
Intel Corp.	61,320	1,290,173
Microchip Technology, Inc.	26,690	892,780

		2,182,953

Electronic Security Devices — 0.5%
Tyco International, Ltd.	99,330	3,002,746

Engineering/R&D Services — 0.2%
Fluor Corp.	19,760	1,281,041

Enterprise Software/Service — 0.8%
Oracle Corp.	152,410	5,412,079

Finance-Credit Card — 0.5%
American Express Co.	16,590	975,658
Visa, Inc., Class A	16,070	2,537,614

		3,513,272

Food-Confectionery — 0.1%
J.M. Smucker Co.	5,780	512,281

Food-Misc./Diversified — 2.4%
Danone SA	47,992	3,325,949
General Mills, Inc.	100,210	4,202,807
Kellogg Co.	11,800	690,300
Kraft Foods Group, Inc.	7,606	351,549
Mondelez International, Inc., Class A	41,220	1,145,504
Nestle SA	77,294	5,427,270

		15,143,379

Food-Retail — 0.2%
Kroger Co.	40,370	1,118,249

Independent Power Producers — 0.1%
NRG Energy, Inc.	37,380	897,120

97

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	40,090	$3,505,069

Instruments-Controls — 1.1%
Honeywell International, Inc.	99,360	6,780,326

Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.	63,010	4,545,541

Insurance Brokers — 0.5%
Aon PLC	56,760	3,277,322

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	85,640	4,956,843

Insurance-Multi-line — 1.7%
ACE, Ltd.	68,970	5,885,210
MetLife, Inc.	132,320	4,940,829

		10,826,039

Insurance-Property/Casualty — 0.9%
Chubb Corp.	17,720	1,423,093
Travelers Cos., Inc.	58,800	4,613,448

		6,036,541

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	17,483	4,130,883
Franklin Resources, Inc.	24,950	3,415,156

		7,546,039

Medical Instruments — 0.8%
Medtronic, Inc.	47,980	2,235,868
St. Jude Medical, Inc.	76,740	3,123,318

		5,359,186

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	15,790	915,031

Medical Products — 0.6%
Becton, Dickinson and Co.	11,760	988,311
Covidien PLC	45,680	2,847,691

		3,836,002

Medical-Drugs — 4.7%
Abbott Laboratories	79,770	2,702,607
AbbVie, Inc.	55,940	2,052,439
Bayer AG	11,983	1,182,542
Johnson & Johnson	136,340	10,078,253
Merck & Co., Inc.	40,010	1,730,432
Pfizer, Inc.	403,675	11,012,254
Roche Holding AG	5,066	1,121,139
Zoetis, Inc.†	5,240	136,240

		30,015,906

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	26,570	1,205,481

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	6,900	1,265,460

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	9,310	347,356

Multimedia — 1.7%
Viacom, Inc., Class B	75,190	4,537,717
Walt Disney Co.	118,680	6,394,478

		10,932,195

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling — 0.2%
Transocean, Ltd.	27,360	$1,551,586

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	35,020	2,802,300
Apache Corp.	44,900	3,760,824
EOG Resources, Inc.	10,350	1,293,543
EQT Corp.	20,550	1,220,876
Noble Energy, Inc.	28,060	3,024,587
Occidental Petroleum Corp.	58,640	5,176,153

		17,278,283

Oil Companies-Integrated — 2.8%
Chevron Corp.	59,391	6,838,873
Exxon Mobil Corp.	122,506	11,021,865

		17,860,738

Oil-Field Services — 0.2%
Schlumberger, Ltd.	13,080	1,020,894

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	16,490	880,896

Pipelines — 0.3%
Williams Cos., Inc.	61,070	2,140,504

Publishing-Books — 0.2%
McGraw-Hill Cos., Inc.	16,930	973,814

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	25,490	1,874,025

Retail-Discount — 0.8%
Target Corp.	84,240	5,088,938

Retail-Drug Store — 1.0%
CVS Caremark Corp.	101,478	5,195,674
Walgreen Co.	24,820	991,807

		6,187,481

Retail-Office Supplies — 0.2%
Staples, Inc.	107,490	1,448,965

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	46,300	2,143,227

Retail-Restaurants — 0.3%
McDonald’s Corp.	22,570	2,150,695

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	17,346	1,156,002

Telephone-Integrated — 1.4%
AT&T, Inc.	168,270	5,854,113
CenturyLink, Inc.	22,355	904,260
Verizon Communications, Inc.	55,970	2,440,852

		9,199,225

Tobacco — 2.7%
Altria Group, Inc.	30,000	1,010,400
Lorillard, Inc.	80,430	3,142,400
Philip Morris International, Inc.	147,740	13,024,758

		17,177,558

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	36,804	2,827,651

Toys — 0.4%
Hasbro, Inc.	61,070	2,282,186

98

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport-Rail — 0.3%
Canadian National Railway Co.	9,580	$916,423
Union Pacific Corp.	6,730	884,726

		1,801,149

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	55,440	4,395,838

Total Common Stock (cost $284,365,747)		381,503,908

CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.1%
General Motors Co., Series B 4.75%	22,620	979,898

Electric-Integrated — 0.1%
PPL Corp. 9.50%	6,710	362,743

Total Convertible Preferred Stock (cost $1,466,500)		1,342,641

PREFERRED STOCK — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $241,111)	4,800	273,312

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.80% due 12/28/2040*(1)	$551,955	347,938
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(2)	431,750	435,031
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 06/10/2017(3)	700,000	818,915
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	568,088
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,289,107
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	437,368
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(4)	107,530	112,242
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(4)	279,000	292,619
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(4)	71,000	77,030
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(4)	647,000	720,723

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(4)	$197,389	$219,942
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(4)	101,332	115,395
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(4)	793,000	928,612
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	318,085	282,875
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,896,536
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	819,132
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	862,226
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.21% due 05/15/2041(3)	192,837	201,080
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	167,029	187,675
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 5.93% due 02/15/2051(3)	600,000	635,447
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	1,323,511	1,501,329
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.18% due 11/15/2030*(3)(6)	1,718,062	35,447
RAAC VRS Series 2004-SP3, Class AI3 4.97% due 09/25/2034(4)	44,169	44,177
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	655,986	391,450
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(1)(3)	545,105	501,497

Total Asset Backed Securities (cost $13,172,214)		13,721,881

99

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	$444,000	$484,679

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	268,840

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	829,121
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	687,654
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	601,616
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	637,563

		2,755,954

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,032,429

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	609,687
Cox Communications, Inc. Senior Notes 4.63% due 06/01/2013	708,000	717,816
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	800,000	866,066

		2,193,569

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	272,411
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	549,301

		821,712

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	350,537
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	584,945
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	629,809
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	858,937

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	$182,000	$182,220
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	939,351
Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,496,164

		5,041,963

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	340,778
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2037*	474,000	502,440

		843,218

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	581,318

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	180,838

Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/2034(1)	564,249	615,990

Electric-Integrated — 0.2%
Entergy Louisiana LLC Senior Sec. Notes 8.09% due 01/02/2017	96,991	99,677
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	217,501
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	672,780
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	468,538
System Energy Resources, Inc. Sec. Notes 5.13% due 01/15/2014*(1)	67,763	68,570

		1,527,066

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	628,627

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	191,304

100

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.2%
Hyundai Capital America Senior Notes 2.13% due 10/02/2017*	$146,000	$146,082
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	413,222
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	588,346

		1,147,650

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	811,541

Finance-Investment Banker/Broker — 0.1%
Merrill Lynch & Co., Inc. Senior Notes 6.15% due 04/25/2013	720,000	728,779

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	321,405
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	267,730

		589,135

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 5.00% due 04/15/2013	342,000	345,025

Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	5,000	5,629

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	632,907

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 04/10/2013*	340,000	342,916
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	307,619

		650,535

Insurance-Property/Casualty — 0.2%
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/2067	940,000	1,022,250

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	848,000	1,049,675

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	$720,000	$854,288
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	640,246

		1,494,534

Medical-Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,140,000	1,145,862

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	375,407

Multimedia — 0.3%
News America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	910,073
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	987,351

		1,897,424

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	269,474
Apache Corp. Senior Bonds 4.75% due 04/15/2043	200,000	206,666
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	185,529

		661,669

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	243,183

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	800,000	829,083

Pipelines — 0.4%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	935,051
Energy Transfer Partners LP Senior Bonds 3.60% due 02/01/2023	346,000	342,129
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	698,349
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	140,068
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	277,768

		2,393,365

101

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Property Trust — 0.2%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	$620,000	$685,295
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	233,000	287,409

		972,704

Real Estate Investment Trusts — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	160,426
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	615,644
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	182,028
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	533,023
HRPT Properties Trust Senior Notes 6.25% due 08/15/2016	988,000	1,086,162
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	784,933

		3,362,216

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	900,140

Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	233,655

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	226,710

Retail-Discount — 0.4%
Target Corp. Senior Bonds 4.00% due 07/01/2042	633,000	623,927
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,779,529

		2,403,456

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Bonds 5.55% due 08/15/2041	869,000	980,825

Television — 0.1%
Hearst-Argyle Television, Inc. Senior Bonds 7.50% due 11/15/2027	800,000	640,000

Total U.S. Corporate Bonds & Notes (cost $38,826,838)		42,910,866

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	$532,000	$546,013

Banks-Commercial — 0.9%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	450,800
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	582,030
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	594,150
BPCE SA FRS Sub. Notes 12.50% due 09/30/2019*(5)	593,000	725,375
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	538,443
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	625,624
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	549,182
ING Bank NV Government Guar. Notes 3.90% due 03/19/2014*	830,000	862,003
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	305,887
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	632,106
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,495

		6,069,095

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.07% due 01/30/2014*	640,000	648,154

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	362,754

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	1,012,704

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,233,825

Diversified Banking Institutions — 0.2%
BNP Paribas SA FRS Jr. Sub. Bonds 7.20% due 06/25/2037*(5)	400,000	416,200
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	489,056
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	159,811

		1,065,067

102

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	$1,110,000	$1,064,061

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,038,289

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	820,944

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	445,000	462,825

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	189,000	201,337
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	176,712

		378,049

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	273,658

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	314,061

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	656,841
Gazprom OAO Via Gaz Capital SA Senior Notes 3.85% due 02/06/2020*(1)	200,000	200,060
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	342,592	373,425

		1,230,326

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	219,665
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	608,335
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	534,941
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	663,242
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,301,479

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	$237,000	$259,661
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	202,206
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	628,480
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	773,483

		5,191,492

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	358,297
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	639,468

		997,765

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	352,814

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	655,103

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	671,216

Total Foreign Corporate Bonds & Notes (cost $22,482,654)		24,388,215

FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	867,479
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	652,090
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	143,820
Russian Federation Senior Bonds 3.63% due 04/29/2015*(1)	1,400,000	1,470,000
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	485,166
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	892,724

Total Foreign Government Agencies (cost $4,243,181)		4,511,279

103

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 12.2%
Federal Home Loan Mtg. Corp. — 2.8%
2.50% due March TBA	$825,000	$850,781
3.00% due March TBA	1,424,000	1,460,490
3.50% due 02/01/2042	661,442	700,523
3.50% due 03/01/2042	581,888	611,904
4.00% due 11/01/2040	1,284,570	1,362,814
4.00% due 01/01/2041	1,578,747	1,674,910
4.50% due 08/01/2018	169,130	179,912
4.50% due 11/01/2018	290,849	309,391
4.50% due 01/01/2019	80,667	85,810
4.50% due 03/01/2019	21,948	23,370
4.50% due 08/01/2019	13,759	14,666
4.50% due 02/01/2020	30,621	32,640
4.50% due 08/01/2024	674,982	718,223
4.50% due 04/01/2035	215,972	230,648
5.00% due 03/01/2018	92,526	98,801
5.00% due 05/01/2018	53,943	57,602
5.00% due 09/01/2018	89,767	96,752
5.00% due 02/01/2019	161,130	172,812
5.00% due 09/01/2033	409,771	445,175
5.00% due 03/01/2034	167,490	187,614
5.00% due 04/01/2034	74,159	80,196
5.00% due 08/01/2035	121,294	131,015
5.00% due 10/01/2035	350,524	385,185
5.00% due 11/01/2035	909,775	982,695
5.00% due 12/01/2036	154,948	167,367
5.00% due 07/01/2039	1,043,664	1,123,401
5.50% due 01/01/2019	176,561	191,541
5.50% due 04/01/2019	13,337	14,337
5.50% due 06/01/2019	9,311	10,101
5.50% due 07/01/2019	39,503	42,749
5.50% due 10/01/2024	98,057	107,125
5.50% due 06/01/2025	150,937	164,706
5.50% due 07/01/2025	80,123	87,432
5.50% due 08/01/2025	122,353	133,514
5.50% due 09/01/2025	80,899	88,279
5.50% due 12/01/2033	174,954	197,639
5.50% due 01/01/2034	356,815	388,807
5.50% due 04/01/2034	71,667	80,466
5.50% due 11/01/2034	44,401	49,228
5.50% due 05/01/2035	42,910	47,575
5.50% due 09/01/2035	83,144	92,184
5.50% due 10/01/2035	88,770	97,242
6.00% due 04/01/2016	3,736	4,013
6.00% due 04/01/2017	27,028	29,216
6.00% due 07/01/2017	16,663	18,012
6.00% due 10/01/2017	22,111	23,901
6.00% due 08/01/2019	100,854	110,246
6.00% due 09/01/2019	19,983	22,079
6.00% due 11/01/2019	49,016	54,155
6.00% due 05/01/2021	30,824	34,056
6.00% due 10/01/2021	106,314	117,460
6.00% due 02/01/2023	157,622	171,798
6.00% due 12/01/2025	58,461	63,975
6.00% due 02/01/2026	47,435	51,909
6.00% due 04/01/2034	80,874	90,169
6.00% due 07/01/2034	180,862	199,486
6.00% due 08/01/2034	437,822	486,543
6.00% due 09/01/2034	39,089	42,996
6.00% due 07/01/2035	117,781	129,331
6.00% due 08/01/2035	92,367	101,424
6.00% due 11/01/2035	232,328	255,966
6.00% due 03/01/2036	85,304	93,983

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.00% due 07/01/2036	$57,550	$63,632
6.00% due 10/01/2036	153,279	169,075
6.00% due 01/01/2037	192,115	211,914
6.00% due 03/01/2037	110,882	121,582
6.00% due 05/01/2037	261,502	288,452
6.00% due 06/01/2037	207,466	227,486
6.50% due 05/01/2034	33,353	37,668
6.50% due 06/01/2034	67,314	76,094
6.50% due 08/01/2034	278,948	314,860
6.50% due 10/01/2034	99,269	114,203
6.50% due 11/01/2034	3,289	3,706
6.50% due 05/01/2037	103,308	115,686
6.50% due 07/01/2037	111,611	125,106

		17,947,804

Federal National Mtg. Assoc. — 6.8%
2.50% due April TBA	1,130,000	1,166,636
3.00% due 03/01/2027	149,995	157,753
3.00% due February TBA	830,000	857,105
3.50% due 11/01/2041	98,097	104,197
3.50% due 01/01/2042	784,355	834,208
3.50% due 02/01/2042	598,039	631,862
3.50% due April TBA	4,716,000	4,959,520
3.80% due 02/01/2018	87,670	96,915
3.85% due 07/01/2018	103,131	114,834
4.00% due 09/01/2040	212,105	228,332
4.00% due April TBA	480,000	511,125
4.02% due 08/01/2013	207,693	208,235
4.50% due 04/01/2018	80,237	86,405
4.50% due 06/01/2018	123,328	132,809
4.50% due 07/01/2018	62,762	67,586
4.50% due 03/01/2019	91,597	98,638
4.50% due 04/01/2020	154,106	165,953
4.50% due 05/01/2020	33,767	36,326
4.50% due 07/01/2020	45,020	48,481
4.50% due 08/01/2033	453,600	489,155
4.50% due 03/01/2034	1,367,092	1,474,249
4.50% due 02/01/2035	82,909	89,252
4.50% due 09/01/2035	99,020	106,410
4.50% due 02/01/2041	377,242	412,941
4.50% due 04/01/2041	482,496	528,156
4.50% due April TBA	1,190,000	1,274,602
4.56% due 05/01/2014	234,087	241,464
4.60% due 09/01/2019	83,673	96,351
4.74% due 04/01/2013	26,569	26,593
4.83% due 08/01/2014	479,876	498,881
4.86% due 02/01/2014	258,600	260,318
4.88% due 03/01/2020	109,412	121,878
4.94% due 08/01/2015	200,000	214,995
5.00% due 02/01/2018	375,752	406,576
5.00% due 12/01/2018	225,775	244,296
5.00% due 07/01/2019	91,840	100,005
5.00% due 11/01/2019	117,798	127,903
5.00% due 03/01/2020	54,563	59,414
5.00% due 07/01/2020	61,441	66,903
5.00% due 08/01/2020	41,409	45,091
5.00% due 12/01/2020	155,499	168,254
5.00% due 11/01/2033	213,120	231,430
5.00% due 03/01/2034	172,749	187,277
5.00% due 05/01/2034	76,729	83,129
5.00% due 08/01/2034	79,193	85,799
5.00% due 09/01/2034	204,440	221,492
5.00% due 01/01/2035	209,556	227,036

104

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 06/01/2035	$351,899	$380,371
5.00% due 07/01/2035	750,856	812,413
5.00% due 08/01/2035	165,055	179,079
5.00% due 09/01/2035	116,447	125,870
5.00% due 10/01/2035	681,581	736,728
5.00% due 08/01/2036	154,577	167,084
5.00% due 10/01/2039	207,672	231,211
5.00% due 11/01/2039	259,592	286,850
5.00% due 11/01/2040	151,701	167,140
5.00% due 01/01/2041	72,215	79,639
5.00% due 03/01/2041	95,051	104,602
5.27% due 12/01/2016	321,299	370,016
5.37% due 05/01/2018	510,000	576,229
5.50% due 11/01/2017	105,173	112,829
5.50% due 01/01/2018	177,665	190,767
5.50% due 02/01/2018	97,795	105,120
5.50% due 07/01/2019	161,415	174,806
5.50% due 08/01/2019	41,674	45,007
5.50% due 09/01/2019	171,936	186,354
5.50% due 01/01/2021	122,974	134,061
5.50% due 03/01/2021	44,235	48,223
5.50% due 05/01/2022	61,324	66,852
5.50% due 02/01/2033	241,602	265,189
5.50% due 06/01/2033	271,443	297,943
5.50% due 07/01/2033	952,795	1,045,816
5.50% due 11/01/2033	304,921	334,690
5.50% due 12/01/2033	56,500	63,517
5.50% due 01/01/2034	230,965	255,408
5.50% due 02/01/2034	454,717	503,593
5.50% due 03/01/2034	66,278	75,877
5.50% due 04/01/2034	70,416	77,786
5.50% due 05/01/2034	499,023	562,919
5.50% due 06/01/2034	30,761	33,985
5.50% due 07/01/2034	529,275	584,488
5.50% due 09/01/2034	801,002	883,340
5.50% due 10/01/2034	1,342,023	1,482,282
5.50% due 11/01/2034	1,331,796	1,471,390
5.50% due 12/01/2034	628,034	693,862
5.50% due 01/01/2035	835,662	923,253
5.50% due 04/01/2035	97,668	107,906
5.50% due 09/01/2035	361,488	393,839
5.50% due 01/01/2036	416,586	453,958
5.50% due 06/01/2036	161,885	183,761
5.50% due 01/01/2037	151,331	165,160
5.50% due 03/01/2037	161,142	182,916
5.50% due 08/01/2037	519,171	566,612
5.72% due 07/01/2016	180,561	203,604
6.00% due 01/01/2017	16,429	17,441
6.00% due 02/01/2017	94,341	100,150
6.00% due 08/01/2017	67,243	72,247
6.00% due 03/01/2018	21,847	23,473
6.00% due 11/01/2018	170,853	181,375
6.00% due 01/01/2021	60,951	66,760
6.00% due 05/01/2021	29,939	32,793
6.00% due 07/01/2021	139,847	153,177
6.00% due 11/01/2025	62,329	68,278
6.00% due 04/01/2034	347,877	391,732
6.00% due 05/01/2034	168,591	186,947
6.00% due 06/01/2034	783,325	879,092
6.00% due 07/01/2034	388,858	433,497
6.00% due 08/01/2034	369,975	415,106
6.00% due 10/01/2034	434,515	485,044
6.00% due 11/01/2034	51,475	57,964

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2034	$29,233	$32,626
6.00% due 08/01/2035	94,844	105,621
6.00% due 09/01/2035	255,657	287,008
6.00% due 10/01/2035	155,736	174,212
6.00% due 11/01/2035	33,829	37,343
6.00% due 12/01/2035	444,812	496,449
6.00% due 02/01/2036	305,785	343,434
6.00% due 03/01/2036	32,547	35,928
6.00% due 04/01/2036	122,981	136,002
6.00% due 06/01/2036	105,493	117,964
6.00% due 12/01/2036	103,033	114,992
6.00% due 07/01/2037	188,719	210,219
6.50% due 06/01/2031	88,812	100,049
6.50% due 07/01/2031	31,919	35,994
6.50% due 09/01/2031	81,210	91,312
6.50% due 02/01/2032	38,002	44,626
6.50% due 07/01/2032	231,526	262,226
6.50% due 08/01/2032	180,295	202,553
6.50% due 01/01/2033	107,657	121,269
6.50% due 04/01/2034	31,827	35,639
6.50% due 06/01/2034	43,163	50,826
6.50% due 08/01/2034	178,157	200,450
6.50% due 05/01/2036	101,161	112,886
6.50% due 01/01/2037	81,882	91,207
6.50% due 02/01/2037	340,014	379,881
6.50% due 05/01/2037	154,511	171,841
6.50% due 07/01/2037	160,451	179,275
7.50% due 02/01/2030	14,701	17,775
7.50% due 03/01/2031	60,284	73,222
7.50% due 02/01/2032	28,676	34,988

		43,554,008

Government National Mtg. Assoc. — 2.2%
3.00% due March TBA	2,020,000	2,105,662
3.50% due 12/15/2041	291,336	314,968
3.50% due 02/15/2042	202,223	219,574
3.50% due 03/20/2042	587,960	631,459
4.00% due 01/20/2041	1,651,181	1,798,095
4.50% due 07/20/2033	24,866	27,297
4.50% due 09/20/2033	199,817	219,291
4.50% due 12/20/2034	101,841	111,766
4.50% due 11/15/2039	618,741	677,749
4.50% due 03/15/2040	418,438	464,882
4.50% due 04/15/2040	720,070	788,892
4.50% due 06/15/2040	245,238	271,615
4.50% due 01/20/2041	425,597	467,608
4.50% due 11/20/2041	579,399	634,418
5.00% due 07/20/2033	43,664	48,087
5.00% due 06/15/2034	173,792	190,475
5.00% due 10/15/2034	88,848	97,472
5.00% due 05/15/2039	820,492	895,664
5.00% due 11/20/2041	1,163,259	1,276,786
5.50% due 11/15/2032	203,480	224,157
5.50% due 05/15/2033	913,587	1,005,853
5.50% due 08/15/2033	59,410	65,410
5.50% due 12/15/2033	223,499	248,575
5.50% due 09/15/2034	87,834	96,567
5.50% due 10/15/2035	7,882	8,658
6.00% due 09/15/2032	179,472	204,076
6.00% due 04/15/2033	232,327	263,335
6.00% due 02/15/2034	144,471	163,753
6.00% due 07/15/2034	100,245	113,875
6.00% due 09/15/2034	74,445	84,078

105

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 01/20/2035	$51,673	$58,570
6.00% due 02/20/2035	72,213	84,730
6.00% due 04/20/2035	38,856	44,042
6.00% due 01/15/2038	314,839	356,663

		14,264,102

Small Business Administration — 0.3%
Series 2003-20G, Class 1 4.35% due 07/01/2023	58,982	64,539
Series 2004-20D, Class 1 4.77% due 04/01/2024	179,238	199,191
Series 2005-20C, Class 1 4.95% due 03/01/2025	459,204	504,745
Series 2004-20I, Class 1 4.99% due 09/01/2024	291,922	326,052
Series 2004-20E, Class 1 5.18% due 05/01/2024	300,757	335,307
Series 2004-20F, Class 1 5.52% due 06/01/2024	416,134	469,810

		1,899,644

Sovereign Agency — 0.1%
Financing Corp. Senior Sec. Notes 9.65% due 11/02/2018	235,000	340,122

Total U.S. Government Agencies (cost $73,703,885)		78,005,680

U.S. GOVERNMENT TREASURIES — 13.0%
United States Treasury Bonds — 2.9%
4.50% due 08/15/2039	11,530,400	14,672,434
5.00% due 05/15/2037	634,000	860,457
5.25% due 02/15/2029	657,000	881,818
5.38% due 02/15/2031	439,000	605,683
6.00% due 02/15/2026	170,000	239,673
6.25% due 08/15/2023	611,000	857,596
6.75% due 08/15/2026	377,000	567,267

		18,684,928

United States Treasury Notes — 10.1%
0.50% due 08/15/2014	2,489,000	2,499,598
0.88% due 12/31/2016	13,659,000	13,791,328
1.88% due 02/28/2014	6,040,000	6,149,475
1.88% due 04/30/2014	1,701,000	1,736,348
2.00% due 11/30/2013	1,361,000	1,381,574
2.13% due 05/31/2015	14,136,000	14,727,945
2.63% due 02/29/2016	505,000	538,772
2.75% due 10/31/2013	976,000	994,834
3.13% due 05/15/2019	5,832,000	6,525,005
3.50% due 05/31/2013	1,900,000	1,921,079
3.50% due 05/15/2020	1,809,000	2,069,751
3.75% due 11/15/2018	6,163,000	7,099,486
3.88% due 02/15/2013	462,000	462,650
4.13% due 05/15/2015	1,220,000	1,325,606
4.75% due 05/15/2014	829,000	877,250
8.00% due 11/15/2021	318,000	482,317
8.50% due 02/15/2020	1,341,000	1,989,395

		64,572,413

Total U.S. Government Treasuries (cost $79,716,685)		83,257,341

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds 7.14% due 01/01/2040 (cost $702,617)	$675,000	$977,508

Total Long-Term Investment Securities (cost $518,921,432)		630,892,631

TOTAL INVESTMENTS (cost $518,921,432)(7)	98.6%	630,892,631
Other assets less liabilities	1.4	9,180,724

NET ASSETS	100.0%	$640,073,355

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $21,765,567 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $3,204,055 representing 0.5% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Perpetual maturity—maturity date reflects the next call date.
(6)	Interest Only
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

106

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$381,503,908	$—	$—	$381,503,908
Convertible Preferred Stock	1,342,641	—	—	1,342,641
Preferred Stock	273,312	—	—	273,312
Asset Backed Securities:
Diversified Financial Services	—	13,286,850	435,031	13,721,881
U.S. Corporate Bonds & Notes	—	42,910,866	—	42,910,866
Foreign Corporate Bonds & Notes	—	24,388,215	—	24,388,215
Foreign Government Agencies	—	4,511,279	—	4,511,279
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	43,554,008	—	43,554,008
Other U.S. Government Agencies*	—	34,451,672	—	34,451,672
U.S. Government Treasuries:
United States Treasury Bonds	—	18,684,928	—	18,684,928
United States Treasury Notes	—	64,572,413	—	64,572,413
Municipal Bonds & Notes	—	977,508	—	977,508

Total	$383,119,861	$247,337,739	$435,031	$630,892,631

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

107

SunAmerica Series Trust Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2013—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.5%
Domestic Fixed Income Investment Companies	22.2
United States Treasury Notes	13.3
International Equity Investment Companies	12.7
Registered Investment Companies	3.0
United States Treasury Bonds	1.2
International Fixed Income Investment Companies	0.7

98.6%

*	Calculated as a percentage of net assets

108

SunAmerica Series Trust Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.1%
Domestic Equity Investment Companies — 45.5%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	851,934	$36,209,235
Anchor Series Trust Growth and Income Portfolio, Class 1	3,983,824	35,934,142
Anchor Series Trust Growth Portfolio, Class 1†	3,157,242	72,861,022
Anchor Series Trust Natural Resources Portfolio, Class 1	760,853	17,760,397
Seasons Series Trust Focus Growth Portfolio, Class 1	3,519,857	35,025,220
Seasons Series Trust Focus Value Portfolio, Class 1	2,716,519	35,836,488
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,781,337	20,007,237
Seasons Series Trust Large Cap Value Portfolio, Class 1	5,662,941	73,517,503
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	1,343,412	18,183,131
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,479,603	39,468,622
Seasons Series Trust Small Cap Portfolio, Class 1†	1,919,884	20,393,583
Seasons Series Trust Stock Portfolio, Class 1†	3,583,341	64,509,158
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	1,504,063	18,001,480
SunAmerica Series Trust Equity Index Portfolio, Class 1	14,159,739	179,744,345
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	2,835,613	53,279,112
SunAmerica Series Trust Growth-Income Portfolio, Class 1	2,952,609	72,902,915
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	2,481,957	20,845,411
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	5,396,761	91,655,225
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,380,726	18,191,468
SunAmerica Series Trust Real Estate Portfolio, Class 1	2,347,138	35,141,847
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,868,008	38,391,004

		997,858,545

Domestic Fixed Income Investment Companies — 22.2%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	6,470,755	100,211,149
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,715,268	115,963,221
Seasons Series Trust Real Return Portfolio, Class 1	6,555,733	67,022,946
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	6,196,886	86,125,864
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	2,994,136	17,891,827
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	10,713,457	99,116,081

		486,331,088

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies — 12.7%
Seasons Series Trust International Equity Portfolio, Class 1	9,394,782	$74,901,188
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	4,410,755	36,398,065
SunAmerica Series Trust Foreign Value Portfolio, Class 1	3,930,097	57,930,106
SunAmerica Series Trust Global Equities Portfolio, Class 1	5,923,330	89,702,226
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	2,013,840	18,863,570

		277,795,155

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1	1,426,594	16,552,347

Total Affiliated Registered Investment Companies (cost $1,682,750,965)		1,778,537,135

U.S. GOVERNMENT TREASURIES — 14.5%
United States Treasury Bonds 1.2%
7.25% due 08/15/2022	$2,660,000	3,926,618
7.63% due 11/15/2022	1,995,000	3,026,166
7.88% due 02/15/2021	1,190,000	1,761,571
8.00% due 11/15/2021	4,551,800	6,903,802
8.13% due 05/15/2021	1,380,000	2,082,506
8.13% due 08/15/2021	1,335,000	2,027,531
8.50% due 02/15/2020	1,295,000	1,921,153
8.75% due 05/15/2020	920,000	1,391,715
8.75% due 08/15/2020	2,445,000	3,727,862

		26,768,924

United States Treasury Notes 13.3%
1.63% due 08/15/2022	28,770,000	27,990,074
1.63% due 11/15/2022	21,921,400	21,222,655
1.75% due 05/15/2022	23,080,000	22,813,149
2.00% due 11/15/2021	20,622,600	20,994,776
2.00% due 02/15/2022	19,850,000	20,130,699
2.13% due 08/15/2021	22,770,000	23,495,794
2.63% due 08/15/2020	21,133,900	22,841,118
2.63% due 11/15/2020	28,123,600	30,344,914
3.13% due 05/15/2021	18,235,000	20,322,050
3.50% due 05/15/2020	22,220,000	25,422,813
3.63% due 02/15/2020	26,150,000	30,123,571
3.63% due 02/15/2021	22,577,300	26,055,604

		291,757,217

Total U.S. Government Treasuries (cost $323,315,526)		318,526,141

Total Long-Term Investment Securities (cost $2,006,066,491)		2,097,063,276

SHORT TERM INVESTMENTS — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio (cost $65,490,188)	65,490,188	65,490,188

TOTAL INVESTMENTS (cost $2,071,556,679)(1)	98.6%	2,162,553,464
Other assets less liabilities	1.4	30,398,094

NET ASSETS	100.0%	$2,192,951,558

109

SunAmerica Series Trust Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

†	Non-income producing security
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF — Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
8,649	Long	S&P 500 E-Mini Index	March 2013	$634,829,046	$645,777,585	$10,948,539

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$997,858,545	$—	$—	$997,858,545
Domestic Fixed Income Investment Companies	486,331,088	—	—	486,331,088
International Equity Investment Companies	277,795,155	—	—	277,795,155
International Fixed Income Investment Companies	16,552,347	—	—	16,552,347
U.S. Government Treasuries:
United States Treasury Bonds	—	26,768,924	—	26,768,924
United States Treasury Notes	—	291,757,217	—	291,757,217
Short-Term Investment Securities:
Registered Investment Companies	65,490,188	—	—	65,490,188
Other Financial Instruments:+
Open Futures Contracts - Appreciation	10,948,539	—	—	10,948,539

Total	$1,854,975,862	$318,526,141	$—	$2,173,502,003

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

110

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.9%
Domestic Fixed Income Investment Companies	14.1
United States Treasury Notes	13.6
International Equity Investment Companies	12.6
Registered Investment Companies	3.0
International Fixed Income Investment Companies	1.5
United States Treasury Bonds	1.2

98.9%

*	Calculated as a percentage of net assets

111

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.1%
Domestic Equity Investment Companies — 52.9%
Seasons Series Trust Focus Value Portfolio, Class 1	536,137	$7,072,718
Seasons Series Trust Large Cap Growth Portfolio, Class 1	820,177	9,211,884
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,096,975	14,241,168
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	177,025	2,396,045
Seasons Series Trust Mid Cap Value Portfolio, Class 1	306,205	4,873,966
Seasons Series Trust Small Cap Portfolio, Class 1†	224,941	2,389,392
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	172,856	4,701,282
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	483,577	11,835,747
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	703,413	7,041,410
SunAmerica Series Trust Equity Index Portfolio, Class 1	2,030,511	25,775,399
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	499,039	6,954,442
SunAmerica Series Trust Growth-Income Portfolio, Class 1	470,396	11,614,564
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	286,292	2,404,507
SunAmerica Series Trust Marisco Focused Growth Portfolio, Class 1	917,911	9,306,574
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	969,549	16,466,221
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	182,274	2,401,515
SunAmerica Series Trust Real Estate Portfolio, Class 1	308,324	4,616,293
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	131,983	2,469,287
SunAmerica Series Trust Small Company Value Portfolio, Class 1	363,272	7,465,901

		153,238,315

Domestic Fixed Income Investment Companies — 14.1%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	437,289	6,772,193
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	381,494	4,553,586
Seasons Series Trust Real Return Portfolio, Class 1	442,275	4,521,630
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	659,223	9,162,050
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	387,774	2,317,192
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	1,458,302	13,491,553

		40,818,204

International Equity Investment Companies — 12.6%
Seasons Series Trust International Equity Portfolio, Class 1	1,214,731	9,684,609
SunAmerica Series Trust Foreign Value Portfolio, Class 1	836,884	12,335,777

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust Global Equities Portfolio, Class 1	473,049	$7,163,802
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	775,395	7,263,100

		36,447,288

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	382,415	4,437,044

Total Affiliated Registered Investment Companies (cost $225,225,370)		234,940,851

U.S. GOVERNMENT TREASURIES — 14.8%
United States Treasury Bonds — 1.2%
7.25% due 08/15/2022	$355,000	524,041
7.63% due 11/15/2022	235,000	356,466
7.88% due 02/15/2021	244,800	362,380
8.00% due 11/15/2021	551,900	837,077
8.13% due 05/15/2021	150,000	226,359
8.13% due 08/15/2021	145,000	220,219
8.50% due 02/15/2020	150,000	222,528
8.75% due 05/15/2020	150,000	226,910
8.75% due 08/15/2020	295,000	449,783

		3,425,763

United States Treasury Notes — 13.6%
1.63% due 08/15/2022	3,941,500	3,834,650
1.63% due 11/15/2022	2,971,000	2,876,299
1.75% due 05/15/2022	3,087,000	3,051,308
2.00% due 11/15/2021	2,877,700	2,929,634
2.00% due 02/15/2022	2,755,000	2,793,958
2.13% due 08/15/2021	2,967,800	3,062,399
2.63% due 08/15/2020	2,825,400	3,053,639
2.63% due 11/15/2020	3,908,100	4,216,777
3.13% due 05/15/2021	2,425,800	2,703,440
3.50% due 05/15/2020	2,895,900	3,313,318
3.63% due 02/15/2020	3,560,400	4,101,413
3.63% due 02/15/2021	3,078,700	3,553,011

		39,489,846

Total U.S. Government Treasuries (cost $43,625,293)		42,915,609

Total Long-Term Investment Securities (cost $268,850,663)		277,856,460

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio (cost $8,646,195)	8,646,195	8,646,195

TOTAL INVESTMENTS (cost $277,496,858)(1)	98.9%	286,502,655
Other assets less liabilities	1.1	3,261,538

NET ASSETS	100.0%	$289,764,193

†	Non-income producing security
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

112

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF — Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
855	Long	S&P 500 E-Mini Index	March 2013	$63,216,143	$63,838,575	$622,432

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Domestic Equity Investment Companies	$153,238,315	$—	$—	$153,238,315
Domestic Fixed Income Investment Companies	40,818,204	—	—	40,818,204
International Equity Investment Companies	36,447,288	—	—	36,447,288
International Fixed Income Investment Companies	4,437,044	—	—	4,437,044
U.S. Government Treasuries:
United State Treasury Bonds	—	3,425,763	—	3,425,763
United State Treasury Notes	—	39,489,846	—	39,489,846
Short-Term Investment Securities:
Registered Investment Companies	8,646,195	—	—	8,646,195
Other Financial Instruments:@
Open Futures Contracts-Appreciation	622,432	—	—	622,432

Total	$244,209,478	$42,915,609	$—	$287,125,087

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

113

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Electric-Integrated	34.2%
Pipelines	8.9
Telephone-Integrated	8.7
Cable/Satellite TV	7.5
Gas-Distribution	5.9
Telecom Services	5.8
Oil Companies-Exploration & Production	4.8
Independent Power Producers	4.5
Cellular Telecom	4.3
Electric-Generation	2.9
Electric-Transmission	2.1
Energy-Alternate Sources	2.1
Wireless Equipment	1.5
Water	1.3
Real Estate Investment Trusts	0.8
Building-Heavy Construction	0.5
Broadcast Services/Program	0.5
Electric-Distribution	0.2
Oil Refining & Marketing	0.2
Multimedia	0.1

96.8%

*	Calculated as a percentage of net assets

114

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 89.1%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings, Bhd	263,100	$236,257

Building-Heavy Construction — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	40,000	252,211

Cable/Satellite TV — 7.5%
Charter Communications, Inc., Class A†	2,060	160,618
Comcast Corp., Special Class A	50,600	1,858,538
Kabel Deutschland Holding AG	4,477	363,030
Liberty Global, Inc., Class A†	4,680	319,597
Time Warner Cable, Inc.	11,152	996,320

		3,698,103

Cellular Telecom — 4.3%
Cellcom Israel, Ltd.	16,690	130,683
ENTEL Chile SA	8,098	176,118
Mobile Telesystems OJSC ADR	28,095	552,348
Tim Participacoes SA ADR	28,326	623,172
Turkcell Iletisim Hizmetleri AS†	43,030	267,905
Vodafone Group PLC	129,992	354,814

		2,105,040

Electric-Distribution — 0.2%
AGL Energy, Ltd.	6,500	104,384

Electric-Generation — 2.9%
AES Corp.	85,370	925,411
CEZ AS	9,582	310,323
E. ON Russia JSC	787,304	71,997
Tractebel Energia SA	7,200	127,957

		1,435,688

Electric-Integrated — 28.6%
AES Gener SA	25,870	17,785
Alliant Energy Corp.	560	25,670
Ameren Corp.	780	25,303
American Electric Power Co., Inc.	16,672	755,075
Cia Paranaense de Energia-Copel ADR	9,510	153,682
Cleco Corp.	590	25,223
CLP Holdings, Ltd.	31,500	267,259
CMS Energy Corp.	64,080	1,646,856
Dominion Resources, Inc.	1,920	103,891
DTE Energy Co.	1,970	124,721
Duke Energy Corp.	12,060	829,004
Edison International	29,290	1,411,485
EDP - Energias de Portugal SA	424,686	1,369,518
EDP - Energias do Brasil SA	73,000	446,868
FirstEnergy Corp.	12,160	492,358
GDF Suez	17,807	365,335
Great Plains Energy, Inc.	13,975	299,065
Iberdrola SA	67,676	364,989
Light SA	23,710	243,845
NextEra Energy, Inc.	9,800	706,090
Northeast Utilities	11,750	478,577
NV Energy, Inc.	12,750	241,357
OGE Energy Corp.	14,580	855,992
PG&E Corp.	8,660	369,262
Portland General Electric Co.	4,350	124,932
PPL Corp.	25,930	785,420
Public Service Enterprise Group, Inc.	30,650	955,667
SSE PLC	15,567	350,341
Transmissora Alianca de Energia Eletrica Sa	9,310	109,868
Xcel Energy, Inc.	6,280	174,458

		14,119,896

Security Description	Shares	Value (Note 2)

Electric-Transmission — 2.1%
ITC Holdings Corp.	5,500	$445,500
Red Electrica Corp. SA	11,084	617,195

		1,062,695

Energy-Alternate Sources — 2.1%
China Longyuan Power Group Corp.	204,000	170,978
EDP Renovaveis SA†	151,942	866,489

		1,037,467

Gas-Distribution — 5.9%
Atmos Energy Corp.	1,490	55,666
CenterPoint Energy, Inc.	25,120	513,453
China Resources Gas Group, Ltd.	50,000	111,020
Enagas SA	30,157	713,710
Gas Natural SDG SA	3,990	79,666
National Grid PLC	16,922	185,587
NiSource, Inc.	23,540	636,286
Sempra Energy	7,980	598,899

		2,894,287

Independent Power Producers — 4.5%
Calpine Corp.†	57,690	1,138,224
NRG Energy, Inc.	45,349	1,088,376

		2,226,600

Multimedia — 0.1%
News Corp., Class A	1,000	27,740

Oil Companies-Exploration & Production — 4.2%
Cabot Oil & Gas Corp.	4,730	249,649
Energen Corp.	4,960	238,774
EQT Corp.	12,030	714,702
Noble Energy, Inc.	2,710	292,111
QEP Resources, Inc.	15,030	441,131
WPX Energy, Inc.†	10,796	162,264

		2,098,631

Oil Refining & Marketing — 0.2%
Cheniere Energy, Inc.†	3,770	80,037

Pipelines — 8.9%
APA Group	9,871	59,393
Enbridge, Inc.	5,330	234,330
Kinder Morgan, Inc.	44,044	1,649,888
ONEOK, Inc.	11,210	526,982
Spectra Energy Corp.	24,550	681,999
TransCanada Corp.	2,510	118,806
Williams Cos., Inc.	32,150	1,126,858

		4,398,256

Real Estate Investment Trusts — 0.8%
American Tower Corp.	5,240	399,026

Telecom Services — 5.1%
Virgin Media, Inc.	42,580	1,677,226
XL Axiata Tbk PT	374,500	192,249
Ziggo NV	20,520	654,619

		2,524,094

Telephone-Integrated — 8.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	339,030	397,896
BT Group PLC	37,490	147,815
CenturyLink, Inc.	7,853	317,654

115

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Telephone-Integrated (continued)
Frontier Communications Corp.	55,250	$252,493
Portugal Telecom SGPS SA	26,379	154,015
TDC A/S	79,393	607,581
Telecom Italia SpA RSP	715,408	611,970
Telefonica Brasil SA ADR	14,663	369,214
Telefonica Deutschland Holding AG†*	16,260	139,532
Verizon Communications, Inc.	16,160	704,738
Windstream Corp.	58,720	571,933

		4,274,841

Water — 1.3%
Aguas Andinas SA	228,700	169,349
Cia de Saneamento Basico do Estado de Sao Paulo	2,200	99,099
Cia de Saneamento de Minas Gerais-COPASA	9,400	228,751
Suez Environnement Co.	9,770	129,354

		626,553

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†	4,850	337,851

Total Common Stock (cost $37,442,162)		43,939,657

CONVERTIBLE PREFERRED STOCK — 3.3%
Electric-Integrated — 3.3%
NextEra Energy, Inc. 7.00%	8,710	478,440
PPL Corp. 8.75%	10,450	571,511
PPL Corp. 9.50%	10,650	575,739

Total Convertible Preferred Stock (cost $1,575,217)		1,625,690

PREFERRED STOCK — 2.3%
Electric-Integrated — 2.3%
Cia Energetica de Minas Gerais	48,925	530,685
Cia Paranaense de Energia, Class B	16,900	276,667
NextEra Energy, Inc.	6,690	343,732

Total Preferred Stock (cost $1,328,654)		1,151,084

CONVERTIBLE BONDS & NOTES — 1.5%
Telecom Services — 0.7%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/2016	$163,000	355,340

Wireless Equipment — 0.8%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014	156,000	361,335

Total Convertible Bonds & Notes (cost $393,789)		716,675

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 0.6%
Oil Companies-Exploration & Production — 0.6%
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020(1) (cost $273,915)	$270,000	$302,400

Total Long-Term Investment Securities (cost $41,013,737)		47,735,506

TOTAL INVESTMENTS (cost $41,013,737)(2)	96.8%	47,735,506
Other assets less liabilities	3.2	1,572,215

NET ASSETS	100.0%	$49,307,721

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregated value of these securities was $139,532 representing 0.3% of the net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2013, the aggregated value of these securities was $302,400 representing 0.6 % of net assets.
(2)	See Note 3 for the cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

116

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	17,026	USD	22,921	4/15/2013	$—	$(205)
	GBP	600,483	USD	965,709	4/15/2013	13,701	—

						13,701	(205)

Credit Suisse London Branch	EUR	12,036	USD	16,032	4/15/2013	—	(316)
	USD	49,911	EUR	37,497	4/15/2013	1,021	—
	USD	44,254	GBP	27,496	4/15/2013	—	(661)

						1,021	(977)

Deutsche Bank AG	EUR	628,622	USD	822,340	4/15/2013	—	(31,527)
	GBP	600,483	USD	966,195	4/15/2013	14,187	—
	USD	135,563	EUR	100,757	4/15/2013	1,296	—

						15,483	(31,527)

JPMorgan Chase Bank N.A.	EUR	328,000	USD	430,197	3/18/2013	—	(15,268)
	EUR	628,622	USD	822,274	4/15/2013	—	(31,594)
	USD	164,819	GBP	102,000	3/18/2013	—	(3,085)

						—	(49,947)

Merrill Lynch International Bank Ltd.	EUR	20,193	USD	26,393	4/15/2013	—	(1,035)

UBS AG	EUR	1,551,655	USD	2,030,663	3/18/2013	—	(76,678)
	USD	7,326	EUR	5,522	4/12/2013	174	—
	EUR	10,624	USD	14,299	4/15/2013	—	(131)
	USD	75,442	EUR	56,743	4/15/2013	1,633	—

						1,807	(76,809)

Net Unrealized Appreciation (Depreciation)						$32,012	$(160,500)

BRL	— Brazilian Real
EUR	— Euro Dollar
GBP	— British Pound
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$3,698,103	$—	$—	$3,698,103
Electric-Integrated	14,119,896	—	—	14,119,896
Gas-Distribution	2,894,287	—	—	2,894,287
Pipelines	4,398,256	—	—	4,398,256
Telecom Services	2,524,094	—	—	2,524,094
Telephone-Integrated	4,274,841	—	—	4,274,841
Other Industries*	12,030,180	—	—	12,030,180
Convertible Preferred Stocks	1,625,690	—	—	1,625,690
Preferred Stocks	1,151,084	—	—	1,151,084
Convertible Bonds & Notes	—	716,675	—	716,675
U.S. Corporate Bonds & Notes	—	302,400	—	302,400
Other Financial Instruments:@
Open Foward Foreign Currency Contracts-Appreciation	—	32,012	—	32,012

Total	$46,716,431	$1,051,087	$—	$47,767,518

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$160,500	$—	$160,500

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

117

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	9.0%
Oil Companies-Integrated	5.2
Medical-Drugs	5.1
Repurchase Agreement	5.1
Diversified Banking Institutions	3.3
Computers	3.1
Diversified Manufacturing Operations	2.9
Electric-Integrated	2.5
Telephone-Integrated	2.3
Banks-Super Regional	2.2
Oil Companies-Exploration & Production	1.9
Computer Services	1.9
Real Estate Investment Trusts	1.8
Beverages-Non-alcoholic	1.8
Cosmetics & Toiletries	1.8
Applications Software	1.7
Tobacco	1.6
Medical-Biomedical/Gene	1.5
Retail-Discount	1.5
Multimedia	1.4
Web Portals/ISP	1.4
Electronic Components-Semiconductors	1.3
Insurance-Multi-line	1.2
Retail-Restaurants	1.2
Insurance-Reinsurance	1.1
E-Commerce/Products	1.1
Food-Misc./Diversified	1.1
Cable/Satellite TV	1.0
Oil-Field Services	1.0
Finance-Credit Card	1.0
Enterprise Software/Service	0.9
Retail-Building Products	0.9
Aerospace/Defense	0.9
Chemicals-Diversified	0.9
Medical Products	0.9
Semiconductor Components-Integrated Circuits	0.9
Commercial Services-Finance	0.8
Medical-HMO	0.8
Networking Products	0.7
Transport-Services	0.7
Transport-Rail	0.7
Medical Instruments	0.7
Computers-Memory Devices	0.6
Retail-Drug Store	0.6
Investment Management/Advisor Services	0.6
Agricultural Chemicals	0.5
Insurance-Life/Health	0.5
Pipelines	0.5
Aerospace/Defense-Equipment	0.5
Machinery-Construction & Mining	0.5
Banks-Fiduciary	0.4
Insurance-Property/Casualty	0.4
U.S. Government Treasuries	0.4
Oil Field Machinery & Equipment	0.4
Industrial Gases	0.4
Instruments-Controls	0.3
Banks-Commercial	0.3
Medical-Wholesale Drug Distribution	0.3
Auto-Cars/Light Trucks	0.3
Oil & Gas Drilling	0.3
E-Commerce/Services	0.3

Consumer Products-Misc.	0.3%
Electric Products-Misc.	0.3
Chemicals-Specialty	0.3
Retail-Major Department Stores	0.3
Pharmacy Services	0.3
Retail-Apparel/Shoe	0.3
Distribution/Wholesale	0.3
Auto/Truck Parts & Equipment-Original	0.3
Finance-Other Services	0.3
Athletic Footwear	0.3
Gas-Distribution	0.2
Instruments-Scientific	0.2
Insurance Brokers	0.2
Apparel Manufacturers	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Food-Retail	0.2
Semiconductor Equipment	0.2
Metal-Copper	0.2
Medical-Generic Drugs	0.2
Oil Refining & Marketing	0.2
Hotels/Motels	0.2
Metal Processors & Fabrication	0.2
Retail-Regional Department Stores	0.2
Non-Hazardous Waste Disposal	0.2
Television	0.2
Beverages-Wine/Spirits	0.2
Retail-Auto Parts	0.2
Electronic Components-Misc.	0.2
Paper & Related Products	0.2
Data Processing/Management	0.2
Broadcast Services/Program	0.1
Internet Security	0.1
Food-Confectionery	0.1
Gold Mining	0.1
Telecom Equipment-Fiber Optics	0.1
Finance-Investment Banker/Broker	0.1
Building-Residential/Commercial	0.1
Engines-Internal Combustion	0.1
Cellular Telecom	0.1
Advertising Agencies	0.1
Electronic Measurement Instruments	0.1
Agricultural Operations	0.1
Electronic Forms	0.1
Food-Wholesale/Distribution	0.1
Steel-Producers	0.1
Tools-Hand Held	0.1
Medical Labs & Testing Services	0.1
Cruise Lines	0.1
Toys	0.1
Engineering/R&D Services	0.1
Telecommunication Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Publishing-Books	0.1
Vitamins & Nutrition Products	0.1
Electronic Security Devices	0.1
Coal	0.1
Coatings/Paint	0.1
Retail-Bedding	0.1
Machinery-Pumps	0.1
Office Automation & Equipment	0.1

118

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited) — (continued)

Industrial Automated/Robotic	0.1%
Medical Information Systems	0.1
Commercial Services	0.1
Motorcycle/Motor Scooter	0.1
Machinery-General Industrial	0.1
Computers-Integrated Systems	0.1
Security Services	0.1
Food-Meat Products	0.1
Retail-Automobile	0.1
Electronic Connectors	0.1
Containers-Metal/Glass	0.1
Casino Hotels	0.1
Dialysis Centers	0.1
Metal-Aluminum	0.1
Retail-Office Supplies	0.1
Appliances	0.1
Dental Supplies & Equipment	0.1
Computer Aided Design	0.1
Savings & Loans/Thrifts	0.1
Internet Infrastructure Software	0.1
Airlines	0.1
Hazardous Waste Disposal	0.1
Retail-Jewelry	0.1
Disposable Medical Products	0.1
Finance-Consumer Loans	0.1
Independent Power Producers	0.1

99.7%

*	Calculated as a percentage of net assets

119

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 85.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,111	$74,004
Omnicom Group, Inc.	3,742	203,116

		277,120

Aerospace/Defense — 0.9%
Boeing Co.	9,614	710,186
General Dynamics Corp.	4,702	311,743
Lockheed Martin Corp.	3,805	330,540
Northrop Grumman Corp.	3,477	226,144
Raytheon Co.	4,673	246,174
Rockwell Collins, Inc.	1,986	116,936

		1,941,723

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	11,945	1,046,024

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	891	204,190
Monsanto Co.	7,573	767,524
Mosaic Co.	3,919	240,039

		1,211,753

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	9,329	266,156

Airlines — 0.1%
Southwest Airlines Co.	10,454	117,189

Apparel Manufacturers — 0.2%
Coach, Inc.	4,019	204,969
Ralph Lauren Corp.	868	144,504
VF Corp.	1,248	184,180

		533,653

Appliances — 0.1%
Whirlpool Corp.	1,103	127,264

Applications Software — 1.7%
Citrix Systems, Inc.†	2,645	193,508
Intuit, Inc.	3,942	245,902
Microsoft Corp.	107,308	2,947,751
Red Hat, Inc.†	2,739	152,179
Salesforce.com, Inc.†	1,851	318,612

		3,857,952

Athletic Footwear — 0.3%
NIKE, Inc., Class B	10,340	558,877

Audio/Video Products — 0.0%
Harman International Industries, Inc.	961	43,034

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	54,012	699,455

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,001	235,347

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.†	1,658	122,990
Delphi Automotive PLC†	4,184	161,754
Johnson Controls, Inc.	9,687	301,169

		585,913

Banks-Commercial — 0.3%
BB&T Corp.	9,911	300,105
First Horizon National Corp.	3,501	35,745
M&T Bank Corp.	1,723	176,935
Regions Financial Corp.	20,017	155,732
Zions Bancorporation	2,609	60,842

		729,359

Security Description	Shares	Value (Note 2)

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	16,555	$449,634
Northern Trust Corp.	3,091	159,094
State Street Corp.	6,585	366,455

		975,183

Banks-Super Regional — 2.2%
Capital One Financial Corp.	8,240	464,077
Comerica, Inc.	2,696	92,634
Fifth Third Bancorp	12,714	207,111
Huntington Bancshares, Inc.	12,119	84,348
KeyCorp	13,226	124,324
PNC Financial Services Group, Inc.	7,492	463,006
SunTrust Banks, Inc.	7,633	216,548
US Bancorp	26,638	881,718
Wells Fargo & Co.	69,355	2,415,635

		4,949,401

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	54,643	2,034,905
Coca-Cola Enterprises, Inc.	3,822	133,273
Dr Pepper Snapple Group, Inc.	2,948	132,867
Monster Beverage Corp.†	2,112	101,165
PepsiCo, Inc.	21,913	1,596,362

		3,998,572

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	2,254	138,260
Brown-Forman Corp., Class B	2,147	138,911
Constellation Brands, Inc., Class A†	2,145	69,412

		346,583

Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,208	99,757

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,384	234,782
Scripps Networks Interactive, Inc., Class A	1,231	76,039

		310,821

Building Products-Wood — 0.0%
Masco Corp.	5,059	93,035

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,956	93,599
Lennar Corp., Class A	2,326	96,622
PulteGroup, Inc.†	4,816	99,884

		290,105

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	3,057	44,754
Comcast Corp., Class A	37,644	1,433,484
DIRECTV†	8,558	437,656
Time Warner Cable, Inc.	4,275	381,929

		2,297,823

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	1,126	140,998

Casino Services — 0.0%
International Game Technology	3,770	57,945

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	4,487	45,005
Sprint Nextel Corp.†	42,564	239,635

		284,640

120

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals-Diversified — 0.9%
Dow Chemical Co.	16,989	$547,046
E.I. du Pont de Nemours & Co.	13,210	626,814
FMC Corp.	1,946	119,621
LyondellBasell Industries NV, Class A	5,378	341,073
PPG Industries, Inc.	2,023	278,911

		1,913,465

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	2,173	154,609
Ecolab, Inc.	3,735	270,414
International Flavors & Fragrances, Inc.	1,155	81,347
Sigma-Aldrich Corp.	1,705	131,847

		638,217

Coal — 0.1%
CONSOL Energy, Inc.	3,227	101,134
Peabody Energy Corp.	3,802	95,620

		196,754

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,212	196,514

Commercial Services — 0.1%
Iron Mountain, Inc.	2,363	80,838
Quanta Services, Inc.†	3,020	87,490

		168,328

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	6,877	407,737
Equifax, Inc.	1,694	99,438
H&R Block, Inc.	3,843	87,505
Mastercard, Inc., Class A	1,514	784,858
Moody’s Corp.	2,747	150,590
Paychex, Inc.	4,582	149,511
Total System Services, Inc.	2,276	52,917
Western Union Co.	8,451	120,258

		1,852,814

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,183	123,755

Computer Services — 1.9%
Accenture PLC, Class A	9,046	650,317
Cognizant Technology Solutions Corp., Class A†	4,253	332,500
Computer Sciences Corp.	2,201	92,002
International Business Machines Corp.	15,047	3,055,594

		4,130,413

Computer Software — 0.0%
Akamai Technologies, Inc.†	2,514	102,345

Computers — 3.1%
Apple, Inc.	13,326	6,067,461
Dell, Inc.	20,673	273,711
Hewlett-Packard Co.	27,853	459,853

		6,801,025

Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,396	159,717

Computers-Memory Devices — 0.6%
EMC Corp.†	29,844	734,461
NetApp, Inc.†	5,076	182,736
SanDisk Corp.†	3,425	171,215
Seagate Technology PLC	4,759	161,711

Security Description	Shares	Value (Note 2)

Computers-Memory Devices (continued)
Western Digital Corp.	3,106	$145,982

		1,396,105

Consulting Services — 0.0%
SAIC, Inc.	4,020	48,642

Consumer Products-Misc. — 0.3%
Clorox Co.	1,848	144,902
Kimberly-Clark Corp.	5,543	496,154

		641,056

Containers-Metal/Glass — 0.1%
Ball Corp.	2,180	97,053
Owens-Illinois, Inc.†	2,331	55,478

		152,531

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,463	52,200
Sealed Air Corp.	2,756	51,592

		103,792

Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	6,122	103,952
Colgate-Palmolive Co.	6,292	675,572
Estee Lauder Cos., Inc., Class A	3,401	207,223
Procter & Gamble Co.	38,734	2,911,247

		3,897,994

Cruise Lines — 0.1%
Carnival Corp.	6,316	244,556

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	631	51,452
Fidelity National Information Services, Inc.	3,531	131,035
Fiserv, Inc.†	1,891	151,866

		334,353

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,011	83,979
Patterson Cos., Inc.	1,185	42,814

		126,793

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,187	136,992

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,084	110,644

Distribution/Wholesale — 0.3%
Fastenal Co.	3,820	189,778
Fossil, Inc.†	765	80,769
Genuine Parts Co.	2,198	149,530
WW Grainger, Inc.	847	184,493

		604,570

Diversified Banking Institutions — 3.3%
Bank of America Corp.	152,686	1,728,405
Citigroup, Inc.	41,543	1,751,453
Goldman Sachs Group, Inc.	6,258	925,308
JPMorgan Chase & Co.	53,852	2,533,737
Morgan Stanley	19,578	447,357

		7,386,260

Diversified Manufacturing Operations — 2.9%
3M Co.	9,018	906,760
Danaher Corp.	8,243	494,003
Dover Corp.	2,536	175,440

121

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Eaton Corp. PLC	6,542	$372,567
General Electric Co.	148,553	3,309,761
Illinois Tool Works, Inc.	6,040	379,493
Ingersoll-Rand PLC	3,966	203,813
Leggett & Platt, Inc.	2,001	58,909
Parker Hannifin Corp.	2,113	196,446
Pentair, Ltd.	2,979	150,976
Textron, Inc.	3,992	114,810

		6,362,978

Diversified Operations — 0.0%
Leucadia National Corp.	2,807	71,438

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	5,133	1,362,812
eBay, Inc.†	16,498	922,733
Netflix, Inc.†	787	130,044

		2,415,589

E-Commerce/Services — 0.3%
Expedia, Inc.	1,318	85,999
priceline.com, Inc.†	706	483,942
TripAdvisor, Inc.†	1,553	71,873

		641,814

Electric Products-Misc. — 0.3%
Emerson Electric Co.	10,258	587,271
Molex, Inc.	1,957	53,152

		640,423

Electric-Generation — 0.0%
AES Corp.	8,748	94,828

Electric-Integrated — 2.5%
Ameren Corp.	3,437	111,496
American Electric Power Co., Inc.	6,874	311,324
CMS Energy Corp.	3,739	96,092
Consolidated Edison, Inc.	4,149	235,995
Dominion Resources, Inc.	8,140	440,455
DTE Energy Co.	2,438	154,350
Duke Energy Corp.	9,977	685,819
Edison International	4,616	222,445
Entergy Corp.	2,518	162,663
Exelon Corp.	12,102	380,487
FirstEnergy Corp.	5,925	239,903
Integrys Energy Group, Inc.	1,104	60,378
NextEra Energy, Inc.	5,995	431,940
Northeast Utilities	4,447	181,126
Pepco Holdings, Inc.	3,251	63,460
PG&E Corp.	6,091	259,720
Pinnacle West Capital Corp.	1,554	82,953
PPL Corp.	8,241	249,620
Public Service Enterprise Group, Inc.	7,167	223,467
SCANA Corp.	1,867	87,394
Southern Co.	12,383	547,700
TECO Energy, Inc.	2,884	51,249
Wisconsin Energy Corp.	3,259	128,502
Xcel Energy, Inc.	6,908	191,904

		5,600,442

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	1,547	58,616
Jabil Circuit, Inc.	2,650	50,111
TE Connectivity, Ltd.	5,986	232,736

		341,463

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	8,573	$22,290
Altera Corp.	4,541	151,760
Broadcom Corp., Class A	7,351	238,540
First Solar, Inc.†	851	23,981
Intel Corp.	70,492	1,483,152
LSI Corp.†	7,840	55,194
Microchip Technology, Inc.	2,757	92,222
Micron Technology, Inc.†	14,415	108,977
NVIDIA Corp.	8,852	108,525
Texas Instruments, Inc.	15,878	525,244
Xilinx, Inc.	3,696	134,867

		2,944,752

Electronic Connectors — 0.1%
Amphenol Corp., Class A	2,271	153,451

Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,013	265,302

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	4,936	221,034
FLIR Systems, Inc.	2,125	50,511

		271,545

Electronic Security Devices — 0.1%
Tyco International, Ltd.	6,598	199,458

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,332	101,125

Engineering/R&D Services — 0.1%
Fluor Corp.	2,359	152,934
Jacobs Engineering Group, Inc.†	1,843	88,667

		241,601

Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,504	287,534

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	2,019	83,889
CA, Inc.	4,750	117,895
Oracle Corp.	53,249	1,890,872

		2,092,656

Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,323	68,001

Filtration/Separation Products — 0.0%
Pall Corp.	1,574	107,504

Finance-Consumer Loans — 0.1%
SLM Corp.	6,547	110,579

Finance-Credit Card — 1.0%
American Express Co.	13,792	811,108
Discover Financial Services	7,151	274,527
Visa, Inc., Class A	7,385	1,166,165

		2,251,800

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	15,535	256,793
E*TRADE Financial Corp.†	3,647	38,695

		295,488

Finance-Other Services — 0.3%
CME Group, Inc.	4,345	251,315
IntercontinentalExchange, Inc.†	1,030	142,912
NASDAQ OMX Group, Inc.	1,659	46,983
NYSE Euronext	3,442	118,990

		560,200

122

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food-Confectionery — 0.1%
Hershey Co.	2,119	$168,355
J.M. Smucker Co.	1,537	136,224

		304,579

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,624	48,045

Food-Meat Products — 0.1%
Hormel Foods Corp.	1,899	65,724
Tyson Foods, Inc., Class A	4,066	89,940

		155,664

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	2,539	93,207
ConAgra Foods, Inc.	5,773	188,719
General Mills, Inc.	9,140	383,332
H.J. Heinz Co.	4,543	275,442
Kellogg Co.	3,503	204,926
Kraft Foods Group, Inc.	8,392	387,878
McCormick & Co., Inc.	1,877	117,031
Mondelez International, Inc., Class A	25,175	699,613

		2,350,148

Food-Retail — 0.2%
Kroger Co.	7,279	201,628
Safeway, Inc.	3,394	65,335
Whole Foods Market, Inc.	2,444	235,235

		502,198

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	8,327	264,549

Gas-Distribution — 0.2%
AGL Resources, Inc.	1,669	69,764
CenterPoint Energy, Inc.	6,055	123,764
NiSource, Inc.	4,388	118,608
Sempra Energy	3,186	239,109

		551,245

Gold Mining — 0.1%
Newmont Mining Corp.	7,033	302,138

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	1,217	114,824

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,074	95,658

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	3,487	139,410
Starwood Hotels & Resorts Worldwide, Inc.	2,776	170,474
Wyndham Worldwide Corp.	1,987	110,855

		420,739

Human Resources — 0.0%
Robert Half International, Inc.	1,994	70,269

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,566	109,584

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,974	176,061

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,015	263,602
Airgas, Inc.	996	94,859
Praxair, Inc.	4,209	464,547

		823,008

Security Description	Shares	Value (Note 2)

Instruments-Controls — 0.3%
Honeywell International, Inc.	11,098	$757,328

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,626	57,300
Thermo Fisher Scientific, Inc.	5,103	368,131
Waters Corp.†	1,232	112,814

		538,245

Insurance Brokers — 0.2%
Aon PLC	4,514	260,638
Marsh & McLennan Cos., Inc.	7,712	273,622

		534,260

Insurance-Life/Health — 0.5%
Aflac, Inc.	6,643	352,478
Lincoln National Corp.	3,896	112,906
Principal Financial Group, Inc.	3,910	121,249
Prudential Financial, Inc.	6,573	380,445
Torchmark Corp.	1,345	74,930
Unum Group	3,897	90,839

		1,132,847

Insurance-Multi-line — 1.2%
ACE, Ltd.	4,814	410,779
Allstate Corp.	6,825	299,617
American International Group, Inc.†(1)	20,914	791,177
Assurant, Inc.	1,115	42,638
Cincinnati Financial Corp.	2,074	88,020
Genworth Financial, Inc., Class A†	6,967	63,887
Hartford Financial Services Group, Inc.	6,181	153,289
Loews Corp.	4,405	191,045
MetLife, Inc.	15,456	577,127
XL Group PLC	4,258	118,032

		2,735,611

Insurance-Property/Casualty — 0.4%
Chubb Corp.	3,711	298,030
Progressive Corp.	7,882	177,266
Travelers Cos., Inc.	5,404	423,998

		899,294

Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	25,840	2,504,671

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,120	117,466

Internet Security — 0.1%
Symantec Corp.†	9,830	213,999
VeriSign, Inc.†	2,199	95,459

		309,458

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	2,916	193,389
BlackRock, Inc.	1,777	419,870
Franklin Resources, Inc.	1,955	267,600
Invesco, Ltd.	6,290	171,402
Legg Mason, Inc.	1,661	45,927
T. Rowe Price Group, Inc.	3,611	258,006

		1,356,194

Linen Supply & Related Items — 0.0%
Cintas Corp.	1,504	63,559

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	9,264	911,485
Joy Global, Inc.	1,500	94,755

		1,006,240

123

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery-Farming — 0.2%
Deere & Co.	5,549	$521,939

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,394	163,725

Machinery-Pumps — 0.1%
Flowserve Corp.	708	110,993
Xylem, Inc.	2,632	73,512

		184,505

Medical Information Systems — 0.1%
Cerner Corp.†	2,066	170,548

Medical Instruments — 0.7%
Boston Scientific Corp.†	19,450	145,291
Edwards Lifesciences Corp.†	1,635	147,036
Intuitive Surgical, Inc.†	563	323,376
Medtronic, Inc.	14,327	667,638
St. Jude Medical, Inc.	4,366	177,696

		1,461,037

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,340	119,930
Quest Diagnostics, Inc.	2,252	130,503

		250,433

Medical Products — 0.9%
Baxter International, Inc.	7,783	527,999
Becton, Dickinson and Co.	2,790	234,472
CareFusion Corp.†	3,144	97,590
Covidien PLC	6,706	418,052
Hospira, Inc.†	2,341	79,875
Stryker Corp.	4,093	256,426
Varian Medical Systems, Inc.†	1,550	109,507
Zimmer Holdings, Inc.	2,458	183,367

		1,907,288

Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	2,752	258,660
Amgen, Inc.	10,871	929,036
Biogen Idec, Inc.†	3,352	523,180
Celgene Corp.†	5,992	592,968
Gilead Sciences, Inc.†	21,466	846,834
Life Technologies Corp.†	2,437	157,650

		3,308,328

Medical-Drugs — 5.1%
Abbott Laboratories	22,392	758,641
AbbVie, Inc.	22,392	821,562
Allergan, Inc.	4,357	457,529
Bristol-Myers Squibb Co.	23,384	845,098
Eli Lilly & Co.	14,467	776,733
Forest Laboratories, Inc.†	3,316	120,371
Johnson & Johnson	39,259	2,902,025
Merck & Co., Inc.	43,067	1,862,648
Pfizer, Inc.	104,301	2,845,331

		11,389,938

Medical-Generic Drugs — 0.2%
Actavis, Inc.†	1,810	156,366
Mylan, Inc.†	5,773	163,203
Perrigo Co.	1,250	125,637

		445,206

Security Description	Shares	Value (Note 2)

Medical-HMO — 0.8%
Aetna, Inc.	4,740	$228,610
Cigna Corp.	4,050	236,277
Coventry Health Care, Inc.	1,905	87,306
Humana, Inc.	2,241	166,641
UnitedHealth Group, Inc.	14,471	798,944
WellPoint, Inc.	4,302	278,856

		1,796,634

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,508	58,556

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	3,336	151,354
Cardinal Health, Inc.	4,813	210,858
McKesson Corp.	3,344	351,889

		714,101

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,062	378,171

Metal-Aluminum — 0.1%
Alcoa, Inc.	15,118	133,643

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	13,448	474,042

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	2,019	75,329

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,205	168,006

Multimedia — 1.4%
News Corp., Class A	28,564	792,365
Time Warner, Inc.	13,414	677,675
Viacom, Inc., Class B	6,545	394,991
Walt Disney Co.	25,105	1,352,658

		3,217,689

Networking Products — 0.7%
Cisco Systems, Inc.	75,213	1,547,131

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	4,237	135,118
Waste Management, Inc.	6,177	224,719

		359,837

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,844	40,982
Xerox Corp.	17,901	143,387

		184,369

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,411	54,338

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	985	73,964
Ensco PLC, Class A	3,291	209,209
Helmerich & Payne, Inc.	1,498	96,381
Nabors Industries, Ltd.†	4,114	68,581
Noble Corp.	3,580	144,990
Rowan Cos. PLC, Class A†	1,759	60,650

		653,775

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	7,080	566,541
Apache Corp.	5,543	464,282
Cabot Oil & Gas Corp.	2,973	156,915
Chesapeake Energy Corp.	7,344	148,202

124

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc.†	5,482	$102,129
Devon Energy Corp.	5,336	305,166
EOG Resources, Inc.	3,837	479,548
EQT Corp.	2,119	125,890
Newfield Exploration Co.†	1,916	56,522
Noble Energy, Inc.	2,520	271,631
Occidental Petroleum Corp.	11,477	1,013,075
Pioneer Natural Resources Co.	1,746	205,225
QEP Resources, Inc.	2,523	74,050
Range Resources Corp.	2,304	154,760
Southwestern Energy Co.†	4,950	169,785
WPX Energy, Inc.†	2,822	42,415

		4,336,136

Oil Companies-Integrated — 5.2%
Chevron Corp.	27,726	3,192,649
ConocoPhillips	17,196	997,368
Exxon Mobil Corp.	64,589	5,811,072
Hess Corp.	4,209	282,677
Marathon Oil Corp.	10,007	336,335
Marathon Petroleum Corp.	4,805	356,579
Murphy Oil Corp.	2,615	155,645
Phillips 66	8,865	536,953

		11,669,278

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	3,495	221,268
FMC Technologies, Inc.†	3,368	159,475
National Oilwell Varco, Inc.	6,048	448,399

		829,142

Oil Refining & Marketing — 0.2%
Tesoro Corp.	1,989	96,844
Valero Energy Corp.	7,842	342,931

		439,775

Oil-Field Services — 1.0%
Baker Hughes, Inc.	6,228	278,516
Halliburton Co.	13,146	534,779
Schlumberger, Ltd.	18,807	1,467,887

		2,281,182

Paper & Related Products — 0.2%
International Paper Co.	6,221	257,674
MeadWestvaco Corp.	2,476	77,622

		335,296

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	11,565	617,802

Pipelines — 0.5%
Kinder Morgan, Inc.	8,959	335,604
ONEOK, Inc.	2,899	136,282
Spectra Energy Corp.	9,432	262,021
Williams Cos., Inc.	9,546	334,587

		1,068,494

Publishing-Books — 0.1%
McGraw-Hill Cos., Inc.	3,934	226,284

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	3,255	63,896
Washington Post Co., Class B	64	24,683

		88,579

Security Description	Shares	Value (Note 2)

Quarrying — 0.0%
Vulcan Materials Co.	1,836	$103,844

Real Estate Investment Trusts — 1.8%
American Tower Corp.	5,601	426,516
Apartment Investment & Management Co., Class A	2,062	56,251
AvalonBay Communities, Inc.	1,620	210,260
Boston Properties, Inc.	2,137	224,983
Equity Residential	4,558	252,468
HCP, Inc.	6,404	297,082
Health Care REIT, Inc.	3,679	231,188
Host Hotels & Resorts, Inc.	10,267	172,383
Kimco Realty Corp.	5,775	119,947
Plum Creek Timber Co., Inc.	2,289	110,284
Prologis, Inc.	6,529	260,507
Public Storage	2,043	314,479
Simon Property Group, Inc.	4,382	701,909
Ventas, Inc.	4,187	277,556
Vornado Realty Trust	2,400	202,704
Weyerhaeuser Co.	7,672	231,081

		4,089,598

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	4,274	92,233

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,127	56,350
Gap, Inc.	4,211	137,615
Limited Brands, Inc.	3,391	162,836
Ross Stores, Inc.	3,150	188,055
Urban Outfitters, Inc.†	1,550	66,325

		611,181

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	523	193,353
O’Reilly Automotive, Inc.†	1,624	150,464

		343,817

Retail-Automobile — 0.1%
AutoNation, Inc.†	552	26,772
CarMax, Inc.†	3,241	127,760

		154,532

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,247	190,599

Retail-Building Products — 0.9%
Home Depot, Inc.	21,181	1,417,433
Lowe’s Cos., Inc.	15,933	608,481

		2,025,914

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,717	39,834

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,784	61,528

Retail-Discount — 1.5%
Big Lots, Inc.†	820	26,363
Costco Wholesale Corp.	6,126	626,935
Dollar General Corp.†	3,720	171,938
Dollar Tree, Inc.†	3,219	128,728
Family Dollar Stores, Inc.	1,357	76,942
Target Corp.	9,219	556,920
Wal-Mart Stores, Inc.	23,695	1,657,465

		3,245,291

125

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Drug Store — 0.6%
CVS Caremark Corp.	17,661	$904,243
Walgreen Co.	12,170	486,313

		1,390,556

Retail-Jewelry — 0.1%
Tiffany & Co.	1,688	110,986

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	2,019	41,046
Nordstrom, Inc.	2,154	118,965
TJX Cos., Inc.	10,331	466,755

		626,766

Retail-Office Supplies — 0.1%
Staples, Inc.	9,546	128,680

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,523	99,619

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	2,998	138,777
Macy’s, Inc.	5,600	221,256

		360,033

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	446	136,926
Darden Restaurants, Inc.	1,822	84,723
McDonald’s Corp.	14,223	1,355,310
Starbucks Corp.	10,534	591,168
Yum! Brands, Inc.	6,400	415,616

		2,583,743

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	3,470	47,747

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	6,734	57,575
People’s United Financial, Inc.	4,925	60,627

		118,202

Schools — 0.0%
Apollo Group, Inc., Class A†	1,417	28,652

Security Services — 0.1%
ADT Corp.	3,293	156,418

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	4,269	186,299
Linear Technology Corp.	3,278	120,041
QUALCOMM, Inc.	24,140	1,593,964

		1,900,304

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	16,967	219,044
KLA-Tencor Corp.	2,359	129,532
Lam Research Corp.†	2,427	99,847
Teradyne, Inc.†	2,661	43,002

		491,425

Steel-Producers — 0.1%
Nucor Corp.	4,500	207,045
United States Steel Corp.	2,044	45,683

		252,728

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,520	48,108

Security Description	Shares	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	20,936	$251,232
JDS Uniphase Corp.†	3,314	48,086

		299,318

Telecommunication Equipment — 0.1%
Harris Corp.	1,609	74,336
Juniper Networks, Inc.†	7,304	163,463

		237,799

Telephone-Integrated — 2.3%
AT&T, Inc.	80,465	2,799,377
CenturyLink, Inc.	8,844	357,740
Frontier Communications Corp.	14,144	64,638
Verizon Communications, Inc.	40,430	1,763,152
Windstream Corp.	8,332	81,154

		5,066,061

Television — 0.2%
CBS Corp., Class B	8,371	349,238

Tobacco — 1.6%
Altria Group, Inc.	28,688	966,212
Lorillard, Inc.	5,502	214,963
Philip Morris International, Inc.	23,666	2,086,395
Reynolds American, Inc.	4,593	202,000

		3,469,570

Tools-Hand Held — 0.1%
Snap-on, Inc.	825	66,841
Stanley Black & Decker, Inc.	2,391	183,701

		250,542

Toys — 0.1%
Hasbro, Inc.	1,638	61,212
Mattel, Inc.	4,861	182,920

		244,132

Transport-Rail — 0.7%
CSX Corp.	14,611	321,880
Norfolk Southern Corp.	4,477	308,331
Union Pacific Corp.	6,664	876,050

		1,506,261

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	2,284	151,087
Expeditors International of Washington, Inc.	2,961	127,027
FedEx Corp.	4,138	419,800
Ryder System, Inc.	724	41,109
United Parcel Service, Inc., Class B	10,136	803,683

		1,542,706

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,876	218,576

Web Portals/ISP — 1.4%
Google, Inc., Class A†	3,771	2,849,707
Yahoo!, Inc.†	14,744	289,425

		3,139,132

Wireless Equipment — 0.2%
Crown Castle International Corp.†	4,153	292,869
Motorola Solutions, Inc.	3,974	232,042

		524,911

Total Common Stock (cost $174,601,624)		189,568,290

126

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 9.0%
iShares S&P 500 Index Fund	65,797	$9,899,816
SPDR S&P 500 ETF Trust, Series 1	67,820	10,152,654

Total Exchange-Traded Funds (cost $19,202,797)		20,052,470

Total Long-Term Investment Securities (cost $193,804,421)		209,620,760

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.01% due 03/14/13(2)	$40,000	39,998
0.04% due 03/14/13(2)	230,000	229,988
0.06% due 03/14/13(2)	565,000	564,969

(cost $834,955)		834,955

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 5.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $11,270,000)	$11,270,000	$11,270,000

TOTAL INVESTMENTS (cost $205,909,376)(4)	99.7%	221,725,715
Other assets less liabilities	0.3	750,963

NET ASSETS	100.0%	$222,476,678

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
163	Long	S&P 500 E-Mini Index	March 2013	$12,113,171	$12,170,395	$57,224

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$11,389,938	$—	$—	$11,389,938
Oil Companies — Integrated	11,669,278	—	—	11,669,278
Other Industries*	166,509,074	—	—	166,509,074
Exchange-Traded Funds	20,052,470	—	—	20,052,470
Short-Term Investment Securities:
U.S. Government Treasuries	—	834,955	—	834,955
Repurchase Agreement	—	11,270,000	—	11,270,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	57,224	—	—	57,224

Total	$209,677,984	$12,104,955	$—	$221,782,939

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

127

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	8.9%
Oil Companies-Integrated	7.2
Banks-Super Regional	4.8
Investment Management/Advisor Services	4.6
Telephone-Integrated	4.2
Banks-Commercial	3.3
Electric-Integrated	3.0
Pipelines	2.6
Retail-Restaurants	2.5
Semiconductor Components-Integrated Circuits	2.4
Tobacco	2.3
Gas-Distribution	2.2
Chemicals-Diversified	2.1
Medical Products	2.0
Electric Products-Misc.	2.0
Insurance-Multi-line	1.9
Retail-Building Products	1.8
Oil Companies-Exploration & Production	1.8
Food-Confectionery	1.8
Retail-Major Department Stores	1.7
Insurance-Life/Health	1.7
Applications Software	1.7
Insurance-Property/Casualty	1.7
Finance-Other Services	1.6
Computers	1.6
Multimedia	1.5
Retail-Apparel/Shoe	1.4
Apparel Manufacturers	1.3
Time Deposits	1.3
Semiconductor Equipment	1.2
Banks-Fiduciary	1.1
Aerospace/Defense-Equipment	1.1
Retail-Mail Order	1.1
Diversified Manufacturing Operations	1.1
Insurance Brokers	1.0
Publishing-Books	1.0
Beverages-Non-alcoholic	1.0
Non-Hazardous Waste Disposal	1.0
Computer Services	1.0
Insurance-Reinsurance	1.0
Cable/Satellite TV	1.0
Food-Misc./Diversified	0.9
Industrial Gases	0.9
Auto-Heavy Duty Trucks	0.8
Instruments-Controls	0.8
Commercial Services-Finance	0.8
Electronic Components-Semiconductors	0.8
Tools-Hand Held	0.7
Theaters	0.7
Retail-Jewelry	0.7
Cosmetics & Toiletries	0.7
Distribution/Wholesale	0.6
Real Estate Investment Trusts	0.6
Transport-Services	0.5
Consumer Products-Misc.	0.5
Water	0.2

99.7%

*	Calculated as a percentage of net assets

128

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	47,130	$4,127,174

Apparel Manufacturers — 1.3%
Coach, Inc.	43,965	2,242,215
VF Corp.	18,980	2,801,068

		5,043,283

Applications Software — 1.7%
Microsoft Corp.	231,655	6,363,563

Auto-Heavy Duty Trucks — 0.8%
PACCAR, Inc.	69,336	3,262,952

Banks-Commercial — 3.3%
BB&T Corp.	129,142	3,910,420
Cullen/Frost Bankers, Inc.	53,260	3,136,481
M&T Bank Corp.	55,080	5,656,165

		12,703,066

Banks-Fiduciary — 1.1%
Northern Trust Corp.	83,839	4,315,193

Banks-Super Regional — 4.8%
US Bancorp	104,375	3,454,812
Wells Fargo & Co.	427,125	14,876,764

		18,331,576

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	106,050	3,949,302

Cable/Satellite TV — 1.0%
Time Warner Cable, Inc.	41,203	3,681,076

Chemicals-Diversified — 2.1%
E.I. du Pont de Nemours & Co.	79,175	3,756,854
PPG Industries, Inc.	29,748	4,101,357

		7,858,211

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	53,050	3,145,335

Computer Services — 1.0%
Accenture PLC, Class A	53,782	3,866,388

Computers — 1.6%
Apple, Inc.	13,063	5,947,715

Consumer Products-Misc. — 0.5%
Tupperware Brands Corp.	23,980	1,827,276

Cosmetics & Toiletries — 0.7%
Procter & Gamble Co.	33,405	2,510,720

Distribution/Wholesale — 0.6%
Genuine Parts Co.	34,665	2,358,260

Diversified Manufacturing Operations — 1.1%
3M Co.	40,150	4,037,083

Electric Products-Misc. — 2.0%
Emerson Electric Co.	94,735	5,423,579
Molex, Inc.	79,415	2,156,911

		7,580,490

Electric-Integrated — 3.0%
CMS Energy Corp.	110,705	2,845,119
NextEra Energy, Inc.	49,610	3,574,400
Northeast Utilities	50,669	2,063,748
NV Energy, Inc.	79,600	1,506,828
Southern Co.	30,795	1,362,063

		11,352,158

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 0.8%
Xilinx, Inc.	85,289	$3,112,196

Finance-Other Services — 1.6%
CME Group, Inc.	108,375	6,268,410

Food-Confectionery — 1.8%
Hershey Co.	51,639	4,102,718
J.M. Smucker Co.	29,890	2,649,151

		6,751,869

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	128,644	3,575,017

Gas-Distribution — 2.2%
NiSource, Inc.	123,749	3,344,935
Sempra Energy	69,251	5,197,288

		8,542,223

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	38,490	3,365,181

Instruments-Controls — 0.8%
Honeywell International, Inc.	46,700	3,186,808

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co.	109,225	4,035,864

Insurance-Life/Health — 1.7%
Prudential Financial, Inc.	110,395	6,389,663

Insurance-Multi-line — 1.9%
Cincinnati Financial Corp.	55,330	2,348,205
Hartford Financial Services Group, Inc.	199,188	4,939,863

		7,288,068

Insurance-Property/Casualty — 1.7%
Travelers Cos., Inc.	80,713	6,332,742

Insurance-Reinsurance — 1.0%
Validus Holdings, Ltd.	101,440	3,693,430

Investment Management/Advisor Services — 4.6%
Ameriprise Financial, Inc.	49,275	3,267,918
BlackRock, Inc.	29,039	6,861,335
T. Rowe Price Group, Inc.	102,367	7,314,122

		17,443,375

Medical Products — 2.0%
Baxter International, Inc.	57,610	3,908,262
Becton, Dickinson and Co.	44,391	3,730,620

		7,638,882

Medical-Drugs — 8.9%
Abbott Laboratories	50,850	1,722,798
AbbVie, Inc.	50,830	1,864,953
Johnson & Johnson	70,590	5,218,013
Merck & Co., Inc.	279,605	12,092,916
Pfizer, Inc.	477,230	13,018,834

		33,917,514

Multimedia — 1.5%
Time Warner, Inc.	116,310	5,875,981

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	122,550	3,908,120

Oil Companies-Exploration & Production — 1.8%
Occidental Petroleum Corp.	78,692	6,946,143

Oil Companies-Integrated — 7.2%
Chevron Corp.	56,780	6,538,217

129

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Integrated (continued)
ConocoPhillips	140,070	$8,124,060
Exxon Mobil Corp.	91,534	8,235,314
Marathon Petroleum Corp.	61,088	4,533,340

		27,430,931

Pipelines — 2.6%
Kinder Morgan, Inc.	83,182	3,115,998
ONEOK, Inc.	40,900	1,922,709
Williams Cos., Inc.	144,752	5,073,557

		10,112,264

Publishing-Books — 1.0%
McGraw-Hill Cos., Inc.	68,905	3,963,416

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc.	32,040	2,322,900

Retail-Apparel/Shoe — 1.4%
Limited Brands, Inc.	108,996	5,233,988

Retail-Building Products — 1.8%
Home Depot, Inc.	104,800	7,013,216

Retail-Jewelry — 0.7%
Tiffany & Co.	38,220	2,512,965

Retail-Mail Order — 1.1%
Williams-Sonoma, Inc.	92,762	4,081,528

Retail-Major Department Stores — 1.7%
Nordstrom, Inc.	50,460	2,786,906
TJX Cos., Inc.	81,392	3,677,290

		6,464,196

Retail-Restaurants — 2.5%
Dunkin’ Brands Group, Inc.	92,550	3,379,001
McDonald’s Corp.	20,683	1,970,883
Yum! Brands, Inc.	65,062	4,225,126

		9,575,010

Semiconductor Components-Integrated Circuits — 2.4%
Analog Devices, Inc.	113,846	4,968,240
Linear Technology Corp.	110,715	4,054,383

		9,022,623

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	85,630	4,701,943

Telephone-Integrated — 4.2%
AT&T, Inc.	131,060	4,559,577
CenturyLink, Inc.	55,330	2,238,099
Verizon Communications, Inc.	212,030	9,246,628

		16,044,304

Theaters — 0.7%
Cinemark Holdings, Inc.	98,530	2,772,634

Tobacco — 2.3%
Lorillard, Inc.	120,080	4,691,525
Philip Morris International, Inc.	45,185	3,983,510

		8,675,035

Tools-Hand Held — 0.7%
Snap-on, Inc.	34,540	2,798,431

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	24,470	1,940,226

Security Description	Shares	Value (Note 2)

Water — 0.2%
American Water Works Co., Inc.	19,790	$757,561

Total Long-Term Investment Securities (cost $323,000,087)		375,955,478

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013 (cost $4,793,000)	$4,793,000	4,793,000

TOTAL INVESTMENTS (cost $327,793,087) (1)	99.7%	380,748,478
Other assets less liabilities	0.3	1,187,495

NET ASSETS	100.0%	$381,935,973

(1)	See Note 3 for cost of investments on a tax basis.

130

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$33,917,514	$—	$—	$33,917,514
Oil Companies-Integrated	27,430,931	—	—	27,430,931
Other Industries*	314,607,033	—	—	314,607,033
Short-Term Investment Securities:
Time Deposits	—	4,793,000	—	4,793,000

Total	$375,955,478	$4,793,000	$—	$380,748,478

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

131

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.5%
Medical-Drugs	6.5
Computers	5.6
Computer Services	4.7
Tobacco	4.6
Banks-Commercial	4.0
E-Commerce/Products	3.9
Oil Companies-Integrated	3.5
Repurchase Agreements	3.4
Oil Field Machinery & Equipment	3.3
Medical Products	3.1
Publishing-Books	2.5
Transport-Services	2.4
Auto-Cars/Light Trucks	2.4
Food-Misc./Diversified	2.4
Transport-Rail	2.3
Pharmacy Services	2.3
Beverages-Non-alcoholic	2.2
Cellular Telecom	2.2
Food-Confectionery	2.1
Medical-Generic Drugs	2.0
Quarrying	2.0
Retail-Auto Parts	1.9
Oil Companies-Exploration & Production	1.8
Insurance Brokers	1.7
Electronic Security Devices	1.6
Web Portals/ISP	1.6
Finance-Other Services	1.6
Finance-Credit Card	1.5
Semiconductor Components-Integrated Circuits	1.4
Computers-Memory Devices	1.3
Retail-Major Department Stores	1.3
Security Services	1.3
Consulting Services	1.2
Soap & Cleaning Preparation	1.1
Telecom Equipment-Fiber Optics	0.9
Electronics-Military	0.7
Decision Support Software	0.7
Insurance-Life/Health	0.6
Medical-HMO	0.6
Retail-Restaurants	0.5
Telecom Services	0.4
Internet Content-Entertainment	0.4
Retail-Automobile	0.4
Chemicals-Diversified	0.3

100.7%

*	Calculated as a percentage of net assets

132

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.2%
Auto-Cars/Light Trucks — 2.4%
Ford Motor Co.	175,670	$2,274,927

Banks-Commercial — 4.0%
CIT Group, Inc.†	83,860	3,551,471
M&T Bank Corp.	2,800	287,532

		3,839,003

Beverages-Non-alcoholic — 2.2%
Dr Pepper Snapple Group, Inc.	48,020	2,164,261

Cellular Telecom — 2.2%
America Movil SAB de CV, Series L ADR	82,500	2,075,700

Chemicals-Diversified — 0.3%
PPG Industries, Inc.	2,410	332,267

Computer Services — 4.7%
International Business Machines Corp.	22,240	4,516,277

Computers — 5.6%
Apple, Inc.	11,720	5,336,233

Computers-Memory Devices — 1.3%
Western Digital Corp.	27,620	1,298,140

Consulting Services — 1.2%
Towers Watson & Co., Class A	18,710	1,142,807

Decision Support Software — 0.7%
MSCI, Inc.†	19,100	644,434

Diversified Banking Institutions — 8.5%
Citigroup, Inc.	89,544	3,775,175
JPMorgan Chase & Co.	92,020	4,329,541

		8,104,716

E-Commerce/Products — 3.9%
eBay, Inc.†	66,160	3,700,329

Electronic Security Devices — 1.6%
Tyco International, Ltd.	51,580	1,559,263

Electronics-Military — 0.7%
L-3 Communications Holdings, Inc.	9,300	706,056

Finance-Credit Card — 1.5%
Discover Financial Services	37,130	1,425,421

Finance-Other Services — 1.6%
CME Group, Inc.	25,830	1,494,007

Food-Confectionery — 2.1%
J.M. Smucker Co.	22,680	2,010,128

Food-Misc./Diversified — 2.4%
Kraft Foods Group, Inc.	29,920	1,382,903
Mondelez International, Inc., Class A	31,780	883,166

		2,266,069

Insurance Brokers — 1.7%
Marsh & McLennan Cos., Inc.	46,030	1,633,144

Insurance-Life/Health — 0.6%
Lincoln National Corp.	21,340	618,433

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	11,490	355,845

Medical Products — 3.1%
Covidien PLC	47,320	2,949,929

Medical-Drugs — 6.5%
Abbott Laboratories	31,660	1,072,641
AbbVie, Inc.	31,660	1,161,605

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Bristol-Myers Squibb Co.	37,970	$1,372,236
Pfizer, Inc.	60,430	1,648,530
Sanofi	10,340	1,008,890

		6,263,902

Medical-Generic Drugs — 2.0%
Actavis, Inc.†	22,780	1,967,964

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	11,140	615,039

Oil Companies-Exploration & Production — 1.8%
Noble Energy, Inc.	16,160	1,741,886

Oil Companies-Integrated — 3.5%
Chevron Corp.	29,410	3,386,562

Oil Field Machinery & Equipment — 3.3%
National Oilwell Varco, Inc.	42,120	3,122,777

Pharmacy Services — 2.3%
Express Scripts Holding Co.†	41,004	2,190,434

Publishing-Books — 2.5%
McGraw-Hill Cos., Inc.	40,970	2,356,594

Quarrying — 2.0%
Vulcan Materials Co.	34,490	1,950,754

Retail-Auto Parts — 1.9%
AutoZone, Inc.†	4,840	1,789,348

Retail-Automobile — 0.4%
CarMax, Inc.†	8,890	350,444

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	28,210	1,274,528

Retail-Restaurants — 0.5%
Yum! Brands, Inc.	6,950	451,333

Security Services — 1.3%
ADT Corp.	25,795	1,225,263

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	20,800	1,373,424

Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.	70,020	840,240

Telecom Services — 0.4%
Amdocs, Ltd.	10,000	356,900

Tobacco — 4.6%
Philip Morris International, Inc.	50,000	4,408,000

Transport-Rail — 2.3%
CSX Corp.	100,800	2,220,624

Transport-Services — 2.4%
United Parcel Service, Inc., Class B	28,890	2,290,688

Web Portals/ISP — 1.6%
Google, Inc., Class A†	2,030	1,534,051

Total Common Stock (cost $74,666,479)		92,158,144

PREFERRED STOCK — 1.1%
Soap & Cleaning Preparation — 1.1%
Henkel AG & Co. KGaA (cost $931,094)	11,553	1,020,105

Total Long-Term Investment Securities (cost $75,597,573)		93,178,249

133

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $3,250,001 and collateralized by $3,315,000 of United States Treasury Notes, bearing interest at 0.75%, due 06/30/2017 and having an approximate value of $3,319,144. (cost $3,250,000)	$3,250,000	$3,250,000

TOTAL INVESTMENTS (cost $78,847,573)(1)	100.7%	96,428,249
Liabilities in excess of other assets	(0.7)	(628,906)

NET ASSETS	100.0%	$95,799,343

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$5,336,233	$—	$—	$5,336,233
Diversified Banking Institutions	8,104,716	—	—	8,104,716
Medical-Drugs	6,263,902	—	—	6,263,902
Other Industries*	72,453,293	—	—	72,453,293
Preferred Stock	1,020,105	—	—	1,020,105
Repurchase Agreement	—	3,250,000	—	3,250,000

Total	$93,178,249	$3,250,000	$—	$96,428,249

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

134

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Finance-Credit Card	6.7%
Oil Companies-Exploration & Production	6.4
Retail-Drug Store	6.1
Banks-Super Regional	5.9
Banks-Fiduciary	5.6
Insurance-Property/Casualty	5.3
Web Portals/ISP	4.6
Insurance-Reinsurance	4.4
Insurance-Multi-line	4.0
Commercial Paper	3.9
Agricultural Chemicals	3.8
Retail-Discount	3.3
Retail-Bedding	3.2
Pharmacy Services	2.7
Multimedia	2.2
Industrial Gases	1.9
Real Estate Operations & Development	1.7
Diversified Financial Services	1.5
Diversified Operations	1.4
Beverages-Non-alcoholic	1.4
Diversified Banking Institutions	1.3
Electronic Components-Semiconductors	1.3
Beverages-Wine/Spirits	1.2
Transport-Services	1.1
Retail-Automobile	1.1
Chemicals-Specialty	1.0
Auto-Heavy Duty Trucks	1.0
Enterprise Software/Service	1.0
Applications Software	1.0
Commercial Services	0.9
E-Commerce/Services	0.9
Finance-Investment Banker/Broker	0.9
Brewery	0.8
E-Commerce/Products	0.8
Tobacco	0.7
Oil-Field Services	0.7
Oil & Gas Drilling	0.7
Entertainment Software	0.6
Metal-Diversified	0.6
Retail-Jewelry	0.6
Diversified Minerals	0.6
Motorcycle/Motor Scooter	0.5
Electric Products-Misc.	0.4
Building Products-Cement	0.4
Computer Services	0.4
Medical Labs & Testing Services	0.4
Computers	0.3
Investment Management/Advisor Services	0.3
Electronic Measurement Instruments	0.3
Food-Wholesale/Distribution	0.3
Medical-HMO	0.3
Cellular Telecom	0.3
Finance-Other Services	0.2
Food-Misc./Diversified	0.2
Home Decoration Products	0.2
Broadcast Services/Program	0.2
Cosmetics & Toiletries	0.2
Power Converter/Supply Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

135

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.9%
Agricultural Chemicals — 3.8%
Monsanto Co.	362,389	$36,728,125
Potash Corp. of Saskatchewan, Inc.	229,007	9,732,798

		46,460,923

Applications Software — 1.0%
Microsoft Corp.	431,790	11,861,271

Auto-Heavy Duty Trucks — 1.0%
PACCAR, Inc.	266,730	12,552,314

Banks-Fiduciary — 5.6%
Bank of New York Mellon Corp.	2,575,240	69,943,518

Banks-Super Regional — 5.9%
Wells Fargo & Co.	2,095,549	72,987,972

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	458,080	17,058,899

Beverages-Wine/Spirits — 1.2%
Diageo PLC ADR	122,750	14,644,075

Brewery — 0.8%
Heineken Holding NV	175,312	10,360,638

Broadcast Services/Program — 0.2%
Grupo Televisa SAB ADR	79,860	2,236,879

Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	46,800	4,620,564

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	130,120	3,273,819

Chemicals-Specialty — 1.0%
Ecolab, Inc.	176,110	12,750,364

Commercial Services — 0.9%
Iron Mountain, Inc.	333,706	11,416,082

Computer Services — 0.4%
International Business Machines Corp.	22,560	4,581,259

Computers — 0.3%
Hewlett-Packard Co.	256,245	4,230,605

Cosmetics & Toiletries — 0.2%
Natura Cosmeticos SA	77,300	2,084,521

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	40,900	6,047,474
JPMorgan Chase & Co.	224,476	10,561,596

		16,609,070

Diversified Financial Services — 1.5%
Julius Baer Group, Ltd.	448,000	18,337,454

Diversified Minerals — 0.6%
BHP Billiton PLC	200,800	6,869,372

Diversified Operations — 1.4%
China Merchants Holdings International Co., Ltd.	4,822,976	17,132,964

E-Commerce/Products — 0.8%
Netflix, Inc.†	59,230	9,787,165

E-Commerce/Services — 0.9%
Groupon, Inc.†	436,250	2,399,375
Liberty Interactive Corp., Class A†	336,400	7,151,864
Liberty Ventures, Series A†	22,624	1,688,429

		11,239,668

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 0.4%
Emerson Electric Co.	95,520	$5,468,520

Electronic Components-Semiconductors — 1.3%
Intel Corp.	167,530	3,524,831
Texas Instruments, Inc.	387,180	12,807,915

		16,332,746

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	94,192	4,217,918

Enterprise Software/Service — 1.0%
Oracle Corp.	351,000	12,464,010

Entertainment Software — 0.6%
Activision Blizzard, Inc.	644,700	7,343,133

Finance-Credit Card — 6.7%
American Express Co.	1,260,630	74,137,650
Visa, Inc., Class A	54,480	8,602,937

		82,740,587

Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	668,230	11,045,842

Finance-Other Services — 0.2%
CME Group, Inc.	48,900	2,828,376

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	2,755,273

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	128,700	4,088,799

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,536,997

Industrial Gases — 1.9%
Air Products & Chemicals, Inc.	163,830	14,323,657
Praxair, Inc.	86,500	9,547,005

		23,870,662

Insurance-Multi-line — 4.0%
ACE, Ltd.	144,020	12,289,227
Loews Corp.	853,850	37,031,474

		49,320,701

Insurance-Property/Casualty — 5.3%
Alleghany Corp.†	53,246	19,199,975
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,447,925
Fairfax Financial Holdings, Ltd. (OTC)	17,490	6,261,420
Markel Corp.†	4,150	1,975,939
Progressive Corp.	1,596,900	35,914,281

		65,799,540

Insurance-Reinsurance — 4.4%
Berkshire Hathaway, Inc., Class A†	335	48,868,125
Everest Re Group, Ltd.	53,475	6,192,940

		55,061,065

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	63,690	4,223,921

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	49,450	4,425,775

Medical-HMO — 0.3%
UnitedHealth Group, Inc.	63,600	3,511,356

Metal-Diversified — 0.6%
Rio Tinto PLC	129,360	7,303,873

136

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Motorcycle/Motor Scooter — 0.5%
Harley-Davidson, Inc.	108,110	$5,667,126

Multimedia — 2.2%
Walt Disney Co.	503,600	27,133,968

Oil & Gas Drilling — 0.7%
Transocean, Ltd.	153,648	8,713,378

Oil Companies-Exploration & Production — 6.4%
Canadian Natural Resources, Ltd.	1,098,748	33,204,165
Devon Energy Corp.	147,672	8,445,362
EOG Resources, Inc.	81,100	10,135,878
Occidental Petroleum Corp.	309,372	27,308,266

		79,093,671

Oil-Field Services — 0.7%
Schlumberger, Ltd.	111,760	8,722,868

Pharmacy Services — 2.7%
Express Scripts Holding Co.†	634,940	33,918,495

Power Converter/Supply Equipment — 0.1%
Schneider Electric SA	23,220	1,768,729

Real Estate Operations & Development — 1.7%
Brookfield Asset Management, Inc., Class A	234,676	8,666,585
Hang Lung Group, Ltd.	1,957,000	11,872,611

		20,539,196

Retail-Automobile — 1.1%
CarMax, Inc.†	334,620	13,190,720

Retail-Bedding — 3.2%
Bed Bath & Beyond, Inc.†	679,820	39,905,434

Retail-Discount — 3.3%
Costco Wholesale Corp.	394,692	40,392,779

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Drug Store — 6.1%
CVS Caremark Corp.	1,487,926	$76,181,811

Retail-Jewelry — 0.6%
Cie Financiere Richemont SA, Class A	31,800	2,615,494
Tiffany & Co.	65,030	4,275,722

		6,891,216

Tobacco — 0.7%
Philip Morris International, Inc.	99,205	8,745,913

Transport-Services — 1.1%
Kuehne & Nagel International AG	114,000	13,391,132

Web Portals/ISP — 4.6%
Google, Inc., Class A†	75,828	57,302,461

Total Long-Term Investment Securities (cost $801,663,732)		1,187,937,387

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Commercial Paper — 3.9%
Societe Generale North America 0.15% due 02/01/2013 (cost $48,848,000)	$48,848,000	48,848,000

TOTAL INVESTMENTS (cost $850,511,732) (1)	99.8%	1,236,785,387
Other assets less liabilities	0.2	2,030,474

NET ASSETS	100.0%	$1,238,815,861

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$69,943,518	$—	$—	$69,943,518
Banks-Super Regional	72,987,972	—	—	72,987,972
Finance-Credit Card	82,740,587	—	—	82,740,587
Insurance-Property/Casualty	65,799,540	—	—	65,799,540
Oil Companies-Exploration & Production	79,093,671	—	—	79,093,671
Retail-Drug Store	76,181,811	—	—	76,181,811
Other Industries*	741,190,288	—	—	741,190,288
Short-Term Investment Securities:
Commercial Paper	—	48,848,000	—	48,848,000

Total	$1,187,937,387	$48,848,000	$—	$1,236,785,387

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

137

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	10.0%
Consumer Products-Misc.	6.7
Retail-Restaurants	6.6
Food-Misc./Diversified	6.5
Commercial Services-Finance	6.5
Telephone-Integrated	6.3
Cosmetics & Toiletries	3.5
Computers	3.4
Transport-Rail	3.4
Retail-Drug Store	3.4
Diversified Manufacturing Operations	3.4
Beverages-Non-alcoholic	3.4
Chemicals-Diversified	3.3
Oil Companies-Integrated	3.3
Electric Products-Misc.	3.3
Toys	3.3
Distribution/Wholesale	3.3
Industrial Gases	3.2
Applications Software	3.2
Food-Wholesale/Distribution	3.2
Electronic Components-Semiconductors	3.1
Tobacco	3.1
Aerospace/Defense	3.0
Repurchase Agreement	1.6

100.0%

*	Calculated as a percentage of net assets

138

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31,2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense — 3.0%
Northrop Grumman Corp.	48,972	$3,185,139

Applications Software — 3.2%
Microsoft Corp.	122,190	3,356,559

Beverages-Non-alcoholic — 3.4%
PepsiCo, Inc.	48,233	3,513,774

Chemicals-Diversified — 3.3%
E.I. du Pont de Nemours & Co.	73,792	3,501,430

Commercial Services-Finance — 6.5%
Automatic Data Processing, Inc.	56,984	3,378,582
Paychex, Inc.	104,691	3,416,067

		6,794,649

Computers — 3.4%
Hewlett-Packard Co.	218,339	3,604,777

Consumer Products-Misc. — 6.7%
Clorox Co.	45,143	3,539,663
Kimberly-Clark Corp.	38,739	3,467,528

		7,007,191

Cosmetics & Toiletries — 3.5%
Procter & Gamble Co.	48,386	3,636,692

Distribution/Wholesale — 3.3%
Genuine Parts Co.	50,858	3,459,870

Diversified Manufacturing Operations — 3.4%
General Electric Co.	157,741	3,514,469

Electric Products-Misc. — 3.3%
Emerson Electric Co.	60,746	3,477,709

Electronic Components-Semiconductors — 3.1%
Intel Corp.	156,674	3,296,421

Food-Misc./Diversified — 6.5%
General Mills, Inc.	80,669	3,383,258
Kellogg Co.	59,082	3,456,297

		6,839,555

Food-Wholesale/Distribution — 3.2%
Sysco Corp.	105,046	3,337,311

Industrial Gases — 3.2%
Air Products & Chemicals, Inc.	38,961	3,406,360

Medical-Drugs — 10.0%
Johnson & Johnson	47,216	3,490,207
Merck & Co., Inc.	79,157	3,423,540
Pfizer, Inc.	129,472	3,531,996

		10,445,743

Oil Companies-Integrated — 3.3%
Chevron Corp.	30,354	3,495,263

Retail-Drug Store — 3.4%
Walgreen Co.	88,275	3,527,469

Retail-Restaurants — 6.6%
Darden Restaurants, Inc.	74,567	3,467,365
McDonald’s Corp.	36,826	3,509,150

		6,976,515

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated — 6.3%
AT&T, Inc.	95,218	$3,312,634
Verizon Communications, Inc.	75,803	3,305,769

		6,618,403

Tobacco — 3.1%
Lorillard, Inc.	84,023	3,282,779

Toys — 3.3%
Hasbro, Inc.	92,606	3,460,686

Transport-Rail — 3.4%
Norfolk Southern Corp.	52,284	3,600,799

Total Long-Term Investment Securities (cost $92,410,123)		103,339,563

REPURCHASE AGREEMENT — 1.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,698,000)	$1,698,000	1,698,000

TOTAL INVESTMENTS (cost $94,108,123)(2)	100.0%	105,037,563
Liabilities in excess of other assets	0.0	(6,537)

NET ASSETS	100.0%	$105,031,026

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

139

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31,2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$6,794,649	$—	$—	$6,794,649
Consumer Products-Misc.	7,007,191	—	—	7,007,191
Food-Misc./Diversified	6,839,555	—	—	6,839,555
Medical-Drugs	10,445,743	—	—	10,445,743
Retail-Restaurants	6,976,515	—	—	6,976,515
Telephone-Integrated	6,618,403	—	—	6,618,403
Other Industries*	58,657,507	—	—	58,657,507
Repurchase Agreement	—	1,698,000	—	1,698,000

Total	$103,339,563	$1,698,000	$—	$105,037,563

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

140

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.9%
Time Deposits	5.3
Computers	5.1
E-Commerce/Products	4.3
Applications Software	4.0
Computer Services	3.8
Oil-Field Services	3.6
Web Portals/ISP	3.4
Metal Processors & Fabrication	3.4
Finance-Other Services	3.3
Tobacco	3.1
Retail-Restaurants	2.7
Oil Companies-Exploration & Production	2.6
Medical Instruments	2.5
Multimedia	2.4
Semiconductor Components-Integrated Circuits	2.2
Apparel Manufacturers	2.2
Internet Infrastructure Software	2.2
Diversified Manufacturing Operations	1.9
Diagnostic Kits	1.9
Investment Management/Advisor Services	1.9
Cable/Satellite TV	1.9
Medical-HMO	1.9
Finance-Credit Card	1.8
Medical-Drugs	1.7
E-Commerce/Services	1.7
Computer Aided Design	1.6
Food-Confectionery	1.6
Internet Content-Information/News	1.4
Oil Field Machinery & Equipment	1.4
Cosmetics & Toiletries	1.3
Agricultural Chemicals	1.3
Medical-Wholesale Drug Distribution	1.2
Aerospace/Defense	1.2
Retail-Perfume & Cosmetics	1.1
Internet Content-Entertainment	0.9
Electric Products-Misc.	0.9
Computer Software	0.9
Machinery-Pumps	0.8
Machinery-General Industrial	0.8
Electronic Components-Semiconductors	0.8
Motorcycle/Motor Scooter	0.8
Retail-Auto Parts	0.8
Electronic Measurement Instruments	0.7
Retail-Discount	0.7
Web Hosting/Design	0.6
Computers-Memory Devices	0.6

99.1%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.8%
Aerospace/Defense — 1.2%
Boeing Co.	59,875	$4,422,966

Agricultural Chemicals — 1.3%
Monsanto Co.	46,640	4,726,964

Apparel Manufacturers — 2.2%
Coach, Inc.	52,120	2,658,120
VF Corp.	37,180	5,487,024

		8,145,144

Applications Software — 4.0%
Citrix Systems, Inc.†	116,910	8,553,135
Intuit, Inc.	48,250	3,009,835
Red Hat, Inc.†	61,580	3,421,385

		14,984,355

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	182,968	6,967,422

Computer Aided Design — 1.6%
ANSYS, Inc.†	82,555	6,076,048

Computer Services — 3.8%
Cognizant Technology Solutions Corp., Class A†	181,740	14,208,433

Computer Software — 0.9%
Akamai Technologies, Inc.†	77,272	3,145,743

Computers — 5.1%
Apple, Inc.	41,600	18,940,896

Computers-Memory Devices — 0.6%
EMC Corp.†	84,957	2,090,792

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	80,940	4,931,674

Diagnostic Kits — 1.9%
IDEXX Laboratories, Inc.†	73,910	7,036,971

Diversified Manufacturing Operations — 1.9%
Danaher Corp.	117,571	7,046,030

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	25,640	6,807,420
eBay, Inc.†	165,337	9,247,298

		16,054,718

E-Commerce/Services — 1.7%
priceline.com, Inc.†	8,980	6,155,521

Electric Products-Misc. — 0.9%
AMETEK, Inc.	83,112	3,406,761

Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A	66,166	2,147,086
Mellanox Technologies, Ltd.†	15,876	844,921

		2,992,007

Electronic Measurement Instruments — 0.7%
Trimble Navigation, Ltd.†	44,300	2,768,750

Finance-Credit Card — 1.8%
Visa, Inc., Class A	42,390	6,693,805

Finance-Other Services — 3.3%
IntercontinentalExchange, Inc.†	89,216	12,378,720

Food-Confectionery — 1.6%
Hershey Co.	74,460	5,915,847

Security Description	Shares	Value (Note 2)

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	111,670	$3,458,420

Internet Content-Information/News — 1.4%
LinkedIn Corp., Class A†	42,800	5,298,212

Internet Infrastructure Software — 2.2%
F5 Networks, Inc.†	56,340	5,908,939
TIBCO Software, Inc.†	91,114	2,135,712

		8,044,651

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	40,440	5,820,529
BlackRock, Inc.	5,011	1,183,999

		7,004,528

Machinery-General Industrial — 0.8%
Roper Industries, Inc.	25,570	3,003,197

Machinery-Pumps — 0.8%
Flowserve Corp.	19,277	3,022,055

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	16,130	9,264,749

Medical-Biomedical/Gene — 6.9%
Biogen Idec, Inc.†	77,206	12,050,312
Celgene Corp.†	82,600	8,174,096
Gilead Sciences, Inc.†	83,440	3,291,708
Illumina, Inc.†	42,133	2,133,194

		25,649,310

Medical-Drugs — 1.7%
Allergan, Inc.	60,266	6,328,533

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	124,508	6,874,087

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	43,210	4,546,988

Metal Processors & Fabrication — 3.4%
Precision Castparts Corp.	68,110	12,491,374

Motorcycle/Motor Scooter — 0.8%
Harley-Davidson, Inc.	56,937	2,984,638

Multimedia — 2.4%
Walt Disney Co.	164,742	8,876,299

Oil Companies-Exploration & Production — 2.6%
Concho Resources, Inc.†	15,570	1,420,295
EOG Resources, Inc.	25,915	3,238,857
Noble Energy, Inc.	47,910	5,164,219

		9,823,371

Oil Field Machinery & Equipment — 1.4%
National Oilwell Varco, Inc.	68,880	5,106,763

Oil-Field Services — 3.6%
Oceaneering International, Inc.	48,707	3,078,770
Schlumberger, Ltd.	129,943	10,142,051

		13,220,821

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	31,880	2,953,682

Retail-Discount — 0.7%
Dollar General Corp.†	56,215	2,598,257

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.	43,432	4,248,518

Retail-Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	9,130	2,803,001

142

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Restaurants (continued)
Starbucks Corp.	130,850	$7,343,302

		10,146,303

Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	124,720	8,235,262

Tobacco — 3.1%
Philip Morris International, Inc.	131,911	11,629,274

Web Hosting/Design — 0.6%
Rackspace Hosting, Inc.†	27,790	2,093,977

Web Portals/ISP — 3.4%
Google, Inc., Class A†	16,905	12,774,940

Total Long-Term Investment Securities (cost $293,208,371)		348,767,776

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Time Deposits — 5.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013 (cost $19,612,000)	$19,612,000	19,612,000

TOTAL INVESTMENTS (cost $312,820,371)(1)	99.1%	368,379,776
Other assets less liabilities	0.9	3,329,158

NET ASSETS	100.0%	$371,708,934

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$18,940,896	$—	$—	$18,940,896
Medical-Biomedical/Gene	25,649,310	—	—	25,649,310
Other Industries*	304,177,570	—	—	304,177,570
Short-Term Investment Securities:
Time Deposits	—	19,612,000	—	19,612,000

Total	$348,767,776	$19,612,000	$—	$368,379,776

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

143

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	6.5%
Computers	6.1
Semiconductor Components-Integrated Circuits	4.1
Web Portals/ISP	3.4
E-Commerce/Products	3.4
Retail-Restaurants	3.2
Applications Software	2.8
Electronic Components-Semiconductors	2.8
Oil Field Machinery & Equipment	2.8
Finance-Credit Card	2.6
Transport-Rail	2.6
Medical-Biomedical/Gene	2.6
Oil-Field Services	2.4
Cosmetics & Toiletries	2.3
Diversified Manufacturing Operations	2.1
Repurchase Agreements	2.0
Agricultural Chemicals	2.0
Multimedia	2.0
Retail-Discount	2.0
Apparel Manufacturers	1.9
Oil Companies-Exploration & Production	1.8
Oil Companies-Integrated	1.7
Brewery	1.6
Computers-Integrated Systems	1.6
Retail-Auto Parts	1.6
Food-Misc./Diversified	1.6
Retail-Major Department Stores	1.5
Beverages-Non-alcoholic	1.5
Athletic Footwear	1.5
Instruments-Controls	1.5
Oil & Gas Drilling	1.3
Metal Processors & Fabrication	1.3
Chemicals-Specialty	1.3
Aerospace/Defense-Equipment	1.2
Chemicals-Diversified	1.1
Engines-Internal Combustion	1.1
Medical Information Systems	1.1
Medical Products	1.1
Vitamins & Nutrition Products	1.1
Beverages-Wine/Spirits	1.0
Tobacco	1.0
Machinery-Construction & Mining	1.0
Banks-Commercial	0.9
Containers-Metal/Glass	0.9
Retail-Jewelry	0.9
Transport-Truck	0.9
Data Processing/Management	0.9
Medical-Generic Drugs	0.8
Aerospace/Defense	0.8
Auto/Truck Parts & Equipment-Original	0.7
Distribution/Wholesale	0.7
Diversified Banking Institutions	0.7
Machinery-General Industrial	0.6
Computers-Memory Devices	0.6
Electric Products-Misc.	0.4
Banks-Fiduciary	0.4
Software Tools	0.4
Telecom Equipment-Fiber Optics	0.1

99.8%

*	Calculated as a percentage of net assets

144

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.8%
Aerospace/Defense — 0.8%
TransDigm Group, Inc.	3,480	$471,331

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	8,420	737,339

Agricultural Chemicals — 2.0%
Monsanto Co.	11,850	1,200,998

Apparel Manufacturers — 1.9%
Coach, Inc.	12,230	623,730
Ralph Lauren Corp.	3,260	542,725

		1,166,455

Applications Software — 2.8%
Intuit, Inc.	11,090	691,794
Salesforce.com, Inc.†	5,950	1,024,174

		1,715,968

Athletic Footwear — 1.5%
NIKE, Inc., Class B	16,500	891,825

Auto/Truck Parts & Equipment-Original — 0.7%
Johnson Controls, Inc.	14,130	439,302

Banks-Commercial — 0.9%
Standard Chartered PLC	21,387	569,004

Banks-Fiduciary — 0.4%
Northern Trust Corp.	4,680	240,880

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	23,950	891,898

Beverages-Wine/Spirits — 1.0%
Brown-Forman Corp., Class B	9,735	629,855

Brewery — 1.6%
SABMiller PLC	19,830	990,687

Chemicals-Diversified — 1.1%
PPG Industries, Inc.	5,020	692,107

Chemicals-Specialty — 1.3%
Ecolab, Inc.	10,860	786,264

Computers — 6.1%
Apple, Inc.	8,040	3,660,693

Computers-Integrated Systems — 1.6%
Teradata Corp.†	14,670	977,902

Computers-Memory Devices — 0.6%
SanDisk Corp.†	6,710	335,433

Containers-Metal/Glass — 0.9%
Crown Holdings, Inc.†	14,990	567,521

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	7,010	752,664
Estee Lauder Cos., Inc., Class A	10,330	629,407

		1,382,071

Data Processing/Management — 0.9%
Fiserv, Inc.†	6,470	519,606

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	1,990	433,462

Diversified Banking Institutions — 0.7%
Goldman Sachs Group, Inc.	2,930	433,230

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 2.1%
Eaton Corp. PLC	10,340	$588,863
Parker Hannifin Corp.	7,320	680,540

		1,269,403

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	3,695	981,022
eBay, Inc.†	18,990	1,062,111

		2,043,133

Electric Products-Misc. — 0.4%
AMETEK, Inc.	6,170	252,908

Electronic Components-Semiconductors — 2.8%
Avago Technologies, Ltd.	14,830	530,469
Broadcom Corp., Class A	23,950	777,177
Texas Instruments, Inc.	12,170	402,584

		1,710,230

Engines-Internal Combustion — 1.1%
Cummins, Inc.	5,910	678,645

Finance-Credit Card — 2.6%
American Express Co.	10,530	619,269
Visa, Inc., Class A	6,090	961,672

		1,580,941

Food-Misc./Diversified — 1.6%
Nestle SA	13,559	952,058

Instruments-Controls — 1.5%
Honeywell International, Inc.	4,670	318,681
Mettler-Toledo International, Inc.†	2,630	558,954

		877,635

Machinery-Construction & Mining — 1.0%
Joy Global, Inc.	9,090	574,215

Machinery-General Industrial — 0.6%
Roper Industries, Inc.	2,910	341,780

Medical Information Systems — 1.1%
Cerner Corp.†	7,970	657,924

Medical Products — 1.1%
Baxter International, Inc.	9,560	648,550

Medical-Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†	3,440	323,326
Biogen Idec, Inc.†	2,830	441,706
Vertex Pharmaceuticals, Inc.†	17,950	803,801

		1,568,833

Medical-Drugs — 6.5%
Allergan, Inc.	10,090	1,059,551
Bristol-Myers Squibb Co.	24,050	869,167
Novo Nordisk A/S, Class B	6,467	1,189,899
Roche Holding AG	3,729	825,252

		3,943,869

Medical-Generic Drugs — 0.8%
Perrigo Co.	4,770	479,433

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	4,390	805,126

Multimedia — 2.0%
Walt Disney Co.	22,290	1,200,985

145

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 1.3%
Ensco PLC, Class A	12,750	$810,518

Oil Companies-Exploration & Production — 1.8%
Concho Resources, Inc.†	3,010	274,572
Noble Energy, Inc.	7,730	833,217

		1,107,789

Oil Companies-Integrated — 1.7%
Chevron Corp.	4,400	506,660
Phillips 66	8,155	493,948

		1,000,608

Oil Field Machinery & Equipment — 2.8%
Cameron International Corp.†	13,320	843,289
National Oilwell Varco, Inc.	11,660	864,473

		1,707,762

Oil-Field Services — 2.4%
Oceaneering International, Inc.	5,430	343,230
Schlumberger, Ltd.	14,320	1,117,676

		1,460,906

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	10,360	959,854

Retail-Discount — 2.0%
Costco Wholesale Corp.	11,630	1,190,214

Retail-Jewelry — 0.9%
Tiffany & Co.	8,080	531,260

Retail-Major Department Stores — 1.5%
TJX Cos., Inc.	20,030	904,955

Retail-Restaurants — 3.2%
McDonald’s Corp.	13,730	1,308,332
Yum! Brands, Inc.	9,710	630,567

		1,938,899

Semiconductor Components-Integrated Circuits — 4.1%
QUALCOMM, Inc.	37,740	2,491,972

Software Tools — 0.4%
VMware, Inc., Class A†	2,880	220,262

Security Description	Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,850	$70,200

Tobacco — 1.0%
Philip Morris International, Inc.	6,970	614,475

Transport-Rail — 2.6%
Kansas City Southern	7,610	708,567
Union Pacific Corp.	6,620	870,265

		1,578,832

Transport-Truck — 0.9%
J.B. Hunt Transport Services, Inc.	7,780	523,361

Vitamins & Nutrition Products — 1.1%
Mead Johnson Nutrition Co.	8,340	633,840

Web Portals/ISP — 3.4%
Google, Inc., Class A†	2,715	2,051,698

Total Long-Term Investment Securities (cost $43,217,183)		59,116,904

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $1,206,000 and collateralized by $1,230,000 of United States Treasury Notes, bearing interest at 0.75%, due 06/30/2017 and having an approximate value of $1,231,538. (cost $1,206,000)	$1,206,000	$1,206,000

TOTAL INVESTMENTS (cost $44,423,183)(1)	99.8%	60,322,904
Other assets less liabilities	0.2	101,779

NET ASSETS	100.0%	$60,424,683

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$3,660,693	$—	$—	$3,660,693
Medical-Drugs	3,943,869	—	—	3,943,869
Other Industries*	51,512,342	—	—	51,512,342
Repurchase Agreement	—	1,206,000	—	1,206,000

Total	$59,116,904	$1,206,000	$—	$60,322,904

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

146

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	5.5%
Diversified Banking Institutions	5.5
Oil Companies-Integrated	4.0
Computers	3.8
Finance-Credit Card	3.2
Oil Field Machinery & Equipment	3.1
Investment Management/Advisor Services	3.0
Food-Misc./Diversified	2.9
Cosmetics & Toiletries	2.8
Electric-Integrated	2.8
Diversified Manufacturing Operations	2.7
Electronic Components-Semiconductors	2.7
Oil Companies-Exploration & Production	2.5
Medical Products	2.3
Multimedia	2.2
Medical Instruments	2.2
Web Portals/ISP	2.1
Computer Services	2.0
Industrial Gases	1.9
Computers-Memory Devices	1.9
Insurance-Multi-line	1.8
Enterprise Software/Service	1.8
Aerospace/Defense-Equipment	1.7
Banks-Super Regional	1.7
Instruments-Controls	1.7
Medical-Biomedical/Gene	1.6
Instruments-Scientific	1.6
Tobacco	1.5
Retail-Discount	1.4
Beverages-Wine/Spirits	1.4
Commercial Services-Finance	1.3
Metal Processors & Fabrication	1.3
Transport-Rail	1.2
Applications Software	1.2
Retail-Restaurants	1.2
Real Estate Investment Trusts	1.2
Cable/Satellite TV	1.1
Banks-Fiduciary	1.0
Transport-Services	1.0
Soap & Cleaning Preparation	0.9
Tools-Hand Held	0.9
Athletic Footwear	0.9
Engineering/R&D Services	0.9
Textile-Apparel	0.9
Apparel Manufacturers	0.8
Retail-Regional Department Stores	0.8
Oil-Field Services	0.8
Brewery	0.8
Chemicals-Diversified	0.7
Distribution/Wholesale	0.7
Telephone-Integrated	0.6
Retail-Apparel/Shoe	0.6
Retail-Jewelry	0.5
Auto-Cars/Light Trucks	0.5
Auto/Truck Parts & Equipment-Original	0.5
Coatings/Paint	0.5
Internet Content-Entertainment	0.2

98.3%

*	Calculated as a percentage of net assets

147

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.3%
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	100,970	$8,841,943

Apparel Manufacturers — 0.8%
VF Corp.	29,070	4,290,151

Applications Software — 1.2%
Check Point Software Technologies, Ltd.†	74,770	3,738,500
Citrix Systems, Inc.†	33,180	2,427,449

		6,165,949

Athletic Footwear — 0.9%
NIKE, Inc., Class B	85,320	4,611,546

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	25,457	2,563,035

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC†	62,920	2,432,487

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	98,614	2,678,356
State Street Corp.	47,570	2,647,271

		5,325,627

Banks-Super Regional — 1.7%
Wells Fargo & Co.	247,890	8,634,009

Beverages-Wine/Spirits — 1.4%
Diageo PLC	173,030	5,150,968
Pernod-Ricard SA	14,753	1,846,917

		6,997,885

Brewery — 0.8%
Heineken NV	55,980	3,936,542

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	151,860	5,782,829

Chemicals-Diversified — 0.7%
Celanese Corp., Series A	78,470	3,678,674

Coatings/Paint — 0.5%
Sherwin-Williams Co.	14,430	2,339,680

Commercial Services-Finance — 1.3%
Mastercard, Inc., Class A	12,540	6,500,736

Computer Services — 2.0%
Accenture PLC, Class A	81,710	5,874,132
Cognizant Technology Solutions Corp., Class A†	56,020	4,379,643

		10,253,775

Computers — 3.8%
Apple, Inc.	33,090	15,066,208
Hewlett-Packard Co.	250,590	4,137,241

		19,203,449

Computers-Memory Devices — 1.9%
EMC Corp.†	400,090	9,846,215

Cosmetics & Toiletries — 2.8%
Colgate-Palmolive Co.	47,250	5,073,232
Procter & Gamble Co.	124,480	9,355,917

		14,429,149

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	16,110	3,509,080

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 5.5%
Bank of America Corp.	412,250	$4,666,670
Goldman Sachs Group, Inc.	66,750	9,869,655
JPMorgan Chase & Co.	288,330	13,565,926

		28,102,251

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	228,760	13,709,587

Electric-Integrated — 2.8%
American Electric Power Co., Inc.	112,640	5,101,465
CMS Energy Corp.	207,660	5,336,862
Wisconsin Energy Corp.	94,330	3,719,432

		14,157,759

Electronic Components-Semiconductors — 2.7%
Altera Corp.	183,450	6,130,899
Microchip Technology, Inc.	224,190	7,499,155

		13,630,054

Engineering/R&D Services — 0.9%
Fluor Corp.	71,020	4,604,227

Enterprise Software/Service — 1.8%
Oracle Corp.	261,760	9,295,098

Finance-Credit Card — 3.2%
American Express Co.	131,090	7,709,403
Visa, Inc., Class A	54,940	8,675,575

		16,384,978

Food-Misc./Diversified — 2.9%
Danone SA	105,843	7,335,148
General Mills, Inc.	80,160	3,361,911
Mondelez International, Inc., Class A	145,090	4,032,051

		14,729,110

Industrial Gases — 1.9%
Linde AG	27,548	5,027,191
Praxair, Inc.	44,070	4,864,006

		9,891,197

Instruments-Controls — 1.7%
Honeywell International, Inc.	124,900	8,523,176

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.	111,150	8,018,361

Insurance-Multi-line — 1.8%
ACE, Ltd.	109,710	9,361,554

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	32,390	1,003,118

Investment Management/Advisor Services — 3.0%
BlackRock, Inc.	37,708	8,909,646
Franklin Resources, Inc.	45,360	6,208,877

		15,118,523

Medical Instruments — 2.2%
Medtronic, Inc.	84,060	3,917,196
St. Jude Medical, Inc.	176,700	7,191,690

		11,108,886

Medical Products — 2.3%
Baxter International, Inc.	47,410	3,216,295
Covidien PLC	138,780	8,651,545

		11,867,840

148

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 1.6%
Celgene Corp.†	41,900	$4,146,424
Gilead Sciences, Inc.†	107,800	4,252,710

		8,399,134

Medical-Drugs — 5.5%
Johnson & Johnson	155,290	11,479,037
Pfizer, Inc.	474,240	12,937,267
Valeant Pharmaceuticals International, Inc.†	55,230	3,662,854
Zoetis, Inc.†	5,700	148,200

		28,227,358

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	35,190	6,453,846

Multimedia — 2.2%
Walt Disney Co.	210,110	11,320,727

Oil Companies-Exploration & Production — 2.5%
EOG Resources, Inc.	48,290	6,035,284
Occidental Petroleum Corp.	74,260	6,554,930

		12,590,214

Oil Companies-Integrated — 4.0%
Chevron Corp.	73,920	8,511,888
Exxon Mobil Corp.	135,680	12,207,130

		20,719,018

Oil Field Machinery & Equipment — 3.1%
Cameron International Corp.†	71,430	4,522,233
Dresser-Rand Group, Inc.†	97,800	5,970,690
National Oilwell Varco, Inc.	73,360	5,438,911

		15,931,834

Oil-Field Services — 0.8%
Schlumberger, Ltd.	52,330	4,084,356

Real Estate Investment Trusts — 1.2%
American Tower Corp.	79,520	6,055,448

Retail-Apparel/Shoe — 0.6%
Hennes & Mauritz AB, Class B	84,390	3,108,620

Security Description	Shares	Value (Note 2)

Retail-Discount — 1.4%
Target Corp.	117,150	$7,077,031

Retail-Jewelry — 0.5%
Tiffany & Co.	41,880	2,753,610

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	90,570	4,192,485

Retail-Restaurants — 1.2%
McDonald’s Corp.	64,240	6,121,430

Soap & Cleaning Preparation — 0.9%
Reckitt Benckiser Group PLC	71,871	4,789,751

Telephone-Integrated — 0.6%
AT&T, Inc.	95,740	3,330,795

Textile-Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	23,583	4,446,118

Tobacco — 1.5%
Philip Morris International, Inc.	89,780	7,915,005

Tools-Hand Held — 0.9%
Stanley Black & Decker, Inc.	60,150	4,621,324

Transport-Rail — 1.2%
Canadian National Railway Co.	64,710	6,190,159

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	66,030	5,235,519

Web Portals/ISP — 2.1%
Google, Inc., Class A†	13,950	10,541,875

Total Long-Term Investment Securities (cost $412,128,633)		502,954,137

TOTAL INVESTMENTS (cost $412,128,633)(1)	98.3%	502,954,137
Other assets less liabilities	1.7	8,616,959

NET ASSETS	100.0%	$511,571,096

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$28,102,251	$—	$—	$28,102,251
Medical-Drugs	28,227,358	—	—	28,227,358
Other Industries*	446,624,528	—	—	446,624,528

Total	$502,954,137	$—	$—	$502,954,137

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

149

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 —(unaudited)

Industry Allocation*

Computers	6.0%
E-Commerce/Products	5.0
Medical-Biomedical/Gene	4.2
Transport-Rail	4.0
Web Portals/ISP	3.7
Commercial Services-Finance	3.6
Retail-Major Department Stores	3.4
Finance-Credit Card	3.3
Medical-Drugs	3.1
Repurchase Agreements	2.9
Retail-Apparel/Shoe	2.8
Investment Management/Advisor Services	2.6
Television	2.6
Applications Software	2.6
Retail-Discount	2.6
Retail-Building Products	2.2
Agricultural Chemicals	2.2
Retail-Restaurants	2.0
Diversified Manufacturing Operations	2.0
Wireless Equipment	1.9
Computer Services	1.9
Food-Retail	1.8
Semiconductor Components-Integrated Circuits	1.8
Brewery	1.8
Oil Companies-Exploration & Production	1.6
Auto/Truck Parts & Equipment-Original	1.5
Electronic Measurement Instruments	1.5
Medical Instruments	1.4
Rental Auto/Equipment	1.4
Telecom Services	1.4
Finance-Other Services	1.3
Metal Processors & Fabrication	1.3
Apparel Manufacturers	1.3
Medical-HMO	1.3
Engines-Internal Combustion	1.3
Pipelines	1.2
Pharmacy Services	1.2
Software Tools	1.2
Internet Content-Information/News	1.1
E-Commerce/Services	1.1
Banks-Super Regional	1.1
Internet Content-Entertainment	1.0
Food-Confectionery	1.0
Banks-Commercial	0.9
Distribution/Wholesale	0.9
Oil-Field Services	0.8
Medical-Wholesale Drug Distribution	0.8
Medical-Hospitals	0.8
Medical Information Systems	0.7
Electronic Components-Semiconductors	0.5
Beverages-Wine/Spirits	0.4

100.0%

*	Calculated as a percentage of net assets

150

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Agricultural Chemicals — 2.2%
Monsanto Co.	40,990	$4,154,336

Apparel Manufacturers — 1.3%
Coach, Inc.	7,440	379,440
Under Armour, Inc., Class A†	42,500	2,161,975

		2,541,415

Applications Software — 2.6%
Red Hat, Inc.†	44,260	2,459,085
Salesforce.com, Inc.†	14,630	2,518,262

		4,977,347

Auto/Truck Parts & Equipment-Original — 1.5%
Delphi Automotive PLC	76,000	2,938,160

Banks-Commercial — 0.9%
BB&T Corp.	59,260	1,794,393

Banks-Super Regional — 1.1%
Capital One Financial Corp.	38,170	2,149,734

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A†	26,460	856,246

Brewery — 1.8%
Anheuser-Busch InBev NV ADR	38,830	3,440,338

Commercial Services-Finance — 3.6%
Alliance Data Systems Corp.†	21,460	3,382,096
Mastercard, Inc., Class A	6,930	3,592,512

		6,974,608

Computer Services — 1.9%
Accenture PLC, Class A	50,407	3,623,759

Computers — 6.0%
Apple, Inc.	25,254	11,498,399

Distribution/Wholesale — 0.9%
WW Grainger, Inc.	8,042	1,751,708

Diversified Manufacturing Operations — 2.0%
Danaher Corp.	30,710	1,840,450
Eaton Corp. PLC	35,770	2,037,102

		3,877,552

E-Commerce/Products — 5.0%
Amazon.com, Inc.†	16,067	4,265,789
eBay, Inc.†	94,640	5,293,215

		9,559,004

E-Commerce/Services —1.1%
priceline.com, Inc.†	3,160	2,166,085

Electronic Components-Semiconductors — 0.5%
Broadcom Corp., Class A	28,190	914,766

Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc.	62,520	2,799,646

Engines-Internal Combustion — 1.3%
Cummins, Inc.	21,934	2,518,681

Finance-Credit Card — 3.3%
Discover Financial Services	31,510	1,209,669
Visa, Inc., Class A	32,120	5,072,069

		6,281,738

Finance-Other Services — 1.3%
IntercontinentalExchange, Inc.†	18,690	2,593,237

Security Description	Shares	Value (Note 2)

Food-Confectionery — 1.0%
Hershey Co.	24,710	$1,963,210

Food-Retail — 1.8%
Whole Foods Market, Inc.	36,450	3,508,312

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	64,250	1,989,823

Internet Content-Information/News — 1.1%
LinkedIn Corp., Class A†	17,560	2,173,752

Investment Management/Advisor Services — 2.6%
Affiliated Managers Group, Inc.†	17,398	2,504,094
Ameriprise Financial, Inc.	38,510	2,553,983

		5,058,077

Medical Information Systems — 0.7%
Cerner Corp.†	16,230	1,339,787

Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	4,620	2,653,636

Medical-Biomedical/Gene — 4.2%
Alexion Pharmaceuticals, Inc.†	21,493	2,020,127
Celgene Corp.†	20,600	2,038,576
Gilead Sciences, Inc.†	102,240	4,033,368

		8,092,071

Medical-Drugs — 3.1%
AbbVie, Inc.	6,790	249,125
Allergan, Inc.	26,205	2,751,787
Sanofi ADR	56,974	2,773,494
Zoetis, Inc.†	4,060	105,560

		5,879,966

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	45,980	2,538,556

Medical-Hospitals — 0.8%
HCA Holdings, Inc.	41,580	1,565,487

Medical-Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	36,710	1,608,265

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	14,048	2,576,403

Oil Companies-Exploration & Production — 1.6%
Pioneer Natural Resources Co.	26,000	3,056,040

Oil-Field Services — 0.8%
Schlumberger, Ltd.	20,870	1,628,904

Pharmacy Services — 1.2%
Catamaran Corp.†	46,080	2,391,091

Pipelines — 1.2%
Williams Cos., Inc.	68,560	2,403,028

Rental Auto/Equipment — 1.4%
Hertz Global Holdings, Inc.†	143,175	2,617,239

Retail-Apparel/Shoe — 2.8%
Limited Brands, Inc.	67,050	3,219,741
Lululemon Athletica, Inc.†	30,230	2,085,870

		5,305,611

Retail-Building Products — 2.2%
Home Depot, Inc.	62,150	4,159,078

Retail-Discount — 2.6%
Dollar General Corp.†	86,404	3,993,593

151

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Discount (continued)
Target Corp.	15,730	$950,249

		4,943,842

Retail-Major Department Stores — 3.4%
Nordstrom, Inc.	48,520	2,679,760
TJX Cos., Inc.	86,790	3,921,172

		6,600,932

Retail-Restaurants — 2.0%
Starbucks Corp.	70,350	3,948,042

Semiconductor Components-Integrated Circuits — 1.8%
QUALCOMM, Inc.	52,670	3,477,800

Software Tools — 1.2%
VMware, Inc., Class A†	29,740	2,274,515

Telecom Services — 1.4%
Virgin Media, Inc.	66,330	2,612,739

Television — 2.6%
CBS Corp., Class B	69,310	2,891,613
Liberty Media Corp.†	19,381	2,161,176

		5,052,789

Transport-Rail — 4.0%
Kansas City Southern	35,530	3,308,198
Union Pacific Corp.	33,839	4,448,475

		7,756,673

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 3.7%
Google, Inc., Class A†	9,490	$7,171,498

Wireless Equipment — 1.9%
Crown Castle International Corp.†	52,240	3,683,965

Total Long-Term Investment Securities (cost $161,834,225)		187,442,283

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/2013, to be repurchased 02/01/2013 in the amount of $5,562,002 and collateralized by $5,835,000 of Federal National Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $5,675,529 (cost $5,562,000)	$5,562,000	5,562,000

TOTAL INVESTMENTS (cost $167,396,225)(1)	100.0%	193,004,283
Other assets less liabilities	0.0	34,775

NET ASSETS	100.0%	$193,039,058

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$11,498,399	$—	$—	$11,498,399
E-Commerce/Products	9,559,004	—	—	9,559,004
Other Industries*	166,384,880	—	—	166,384,880
Repurchase Agreement	—	5,562,000	—	5,562,000

Total	$187,442,283	$5,562,000	$—	$193,004,283

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

152

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.0%
Commercial Services-Finance	3.9
Medical-Drugs	3.7
E-Commerce/Products	3.7
Computers	3.5
Enterprise Software/Service	3.3
Repurchase Agreements	3.3
Web Portals/ISP	3.2
Diversified Banking Institutions	3.1
Multimedia	3.0
Cosmetics & Toiletries	2.8
Oil-Field Services	2.8
Cable/Satellite TV	2.7
Semiconductor Components-Integrated Circuits	2.5
Instruments-Controls	2.3
Retail-Discount	2.3
Aerospace/Defense-Equipment	2.2
Diversified Manufacturing Operations	2.2
Retail-Apparel/Shoe	2.2
Retail-Building Products	2.1
Finance-Credit Card	2.1
Applications Software	2.0
Wireless Equipment	2.0
Electronic Components-Semiconductors	1.9
Computers-Memory Devices	1.8
Retail-Restaurants	1.7
Internet Content-Entertainment	1.6
Retail-Drug Store	1.6
Food-Misc./Diversified	1.6
Oil Companies-Exploration & Production	1.6
Engineering/R&D Services	1.5
Food-Retail	1.5
Electric Products-Misc.	1.5
Building-Residential/Commercial	1.4
Computer Services	1.3
Vitamins & Nutrition Products	1.3
Semiconductor Equipment	1.0
Transport-Truck	1.0
Medical Instruments	1.0
Oil Refining & Marketing	1.0
Pharmacy Services	1.0
Chemicals-Diversified	0.9
Cruise Lines	0.9
Retail-Automobile	0.8
Data Processing/Management	0.8
Electronic Design Automation	0.7
Medical Products	0.7
Apparel Manufacturers	0.7
Internet Content-Information/News	0.7
Therapeutics	0.7
Aerospace/Defense	0.5
Engines-Internal Combustion	0.5
Investment Management/Advisor Services	0.5
Software Tools	0.4

100.0%

*	Calculated as a percentage of net assets

153

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Aerospace/Defense — 0.5%
Boeing Co.	6,637	$490,275

Aerospace/Defense-Equipment — 2.2%
United Technologies Corp.	23,056	2,019,014

Apparel Manufacturers — 0.7%
Michael Kors Holdings, Ltd.†	11,445	642,408

Applications Software — 2.0%
Red Hat, Inc.†	12,255	680,888
Salesforce.com, Inc.†	6,347	1,092,509

		1,773,397

Building-Residential/Commercial — 1.4%
D.R. Horton, Inc.	26,433	625,405
PulteGroup, Inc.†	30,403	630,558

		1,255,963

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	46,558	1,772,929
DISH Network Corp., Class A	17,876	666,238

		2,439,167

Chemicals-Diversified — 0.9%
LyondellBasell Industries NV, Class A	13,117	831,880

Commercial Services-Finance — 3.9%
Alliance Data Systems Corp.†	6,828	1,076,093
Global Payments, Inc.	20,544	1,011,997
Mastercard, Inc., Class A	2,699	1,399,162

		3,487,252

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	6,542	511,454
International Business Machines Corp.	3,435	697,545

		1,208,999

Computers — 3.5%
Apple, Inc.	6,820	3,105,214

Computers-Memory Devices — 1.8%
EMC Corp.†	66,959	1,647,861

Cosmetics & Toiletries — 2.8%
Estee Lauder Cos., Inc., Class A	18,356	1,118,431
Procter & Gamble Co.	18,611	1,398,803

		2,517,234

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.	22,501	814,536

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	8,931	685,276

Diversified Banking Institutions — 3.1%
Citigroup, Inc.	17,305	729,579
Goldman Sachs Group, Inc.	13,910	2,056,732

		2,786,311

Diversified Manufacturing Operations — 2.2%
3M Co.	9,011	906,056
General Electric Co.	48,739	1,085,905

		1,991,961

E-Commerce/Products — 3.7%
Amazon.com, Inc.†	6,219	1,651,144
eBay, Inc.†	29,606	1,655,864

		3,307,008

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 1.5%
AMETEK, Inc.	32,685	$1,339,758

Electronic Components-Semiconductors — 1.9%
Intel Corp.	40,597	854,161
Xilinx, Inc.	24,480	893,275

		1,747,436

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	47,145	656,730

Engineering/R&D Services — 1.5%
Fluor Corp.	21,136	1,370,247

Engines-Internal Combustion — 0.5%
Cummins, Inc.	3,972	456,105

Enterprise Software/Service — 3.3%
Oracle Corp.	66,688	2,368,091
Workday, Inc., Class A†	11,801	630,409

		2,998,500

Finance-Credit Card — 2.1%
Visa, Inc., Class A	11,717	1,850,231

Food-Misc./Diversified — 1.6%
Mondelez International, Inc., Class A	50,099	1,392,251

Food-Retail — 1.5%
Whole Foods Market, Inc.	14,159	1,362,804

Instruments-Controls — 2.3%
Honeywell International, Inc.	29,951	2,043,856

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	46,832	1,450,387

Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	5,158	638,509

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	3,074	442,441

Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	1,579	906,946

Medical Products — 0.7%
Baxter International, Inc.	9,621	652,689

Medical-Biomedical/Gene — 5.0%
Biogen Idec, Inc.†	7,157	1,117,065
Celgene Corp.†	14,528	1,437,691
Gilead Sciences, Inc.†	32,294	1,273,998
Illumina, Inc.†	13,895	703,504

		4,532,258

Medical-Drugs — 3.7%
Abbott Laboratories	27,659	937,087
Allergan, Inc.	16,080	1,688,561
Pfizer, Inc.	25,493	695,449

		3,321,097

Multimedia — 3.0%
Viacom, Inc., Class B	23,461	1,415,872
Walt Disney Co.	23,256	1,253,033

		2,668,905

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	11,178	894,463
Cobalt International Energy, Inc.†	20,509	496,523

		1,390,986

154

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Refining & Marketing — 1.0%
Tesoro Corp.	18,420	$896,870

Oil-Field Services — 2.8%
Halliburton Co.	29,447	1,197,904
Schlumberger, Ltd.	16,340	1,275,337

		2,473,241

Pharmacy Services — 1.0%
Express Scripts Holding Co.†	16,606	887,093

Retail-Apparel/Shoe — 2.2%
Lululemon Athletica, Inc.†	11,351	783,219
Urban Outfitters, Inc.†	27,445	1,174,372

		1,957,591

Retail-Automobile — 0.8%
AutoNation, Inc.†	14,143	685,935

Retail-Building Products — 2.1%
Home Depot, Inc.	28,170	1,885,136

Retail-Discount — 2.3%
Costco Wholesale Corp.	14,214	1,454,661
Family Dollar Stores, Inc.	10,283	583,046

		2,037,707

Retail-Drug Store — 1.6%
Walgreen Co.	35,251	1,408,630

Retail-Restaurants — 1.7%
Starbucks Corp.	27,534	1,545,208

Semiconductor Components-Integrated Circuits — 2.5%
QUALCOMM, Inc.	34,032	2,247,133

Semiconductor Equipment — 1.0%
Lam Research Corp.†	22,745	935,729

Software Tools — 0.4%
VMware, Inc., Class A†	4,758	363,892

Therapeutics — 0.7%
BioMarin Pharmaceutical, Inc.†	11,001	603,845

Transport-Truck — 1.0%
J.B. Hunt Transport Services, Inc.	13,485	907,136

Vitamins & Nutrition Products — 1.3%
Mead Johnson Nutrition Co.	15,709	1,193,884

Web Portals/ISP — 3.2%
Google, Inc., Class A†	3,748	2,832,326

Wireless Equipment — 2.0%
Aruba Networks, Inc.†	39,658	913,720
Crown Castle International Corp.†	11,933	841,515

		1,755,235

Total Long-Term Investment Securities (cost $81,512,371)		86,842,483

Security Description	Principal Amount	Value (Note 2)

Repurchase Agreement — 3.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,943,000)	$2,943,000	$2,943,000

TOTAL INVESTMENTS (cost $84,455,371)(2)	100.0%	89,785,483
Liabilities in excess of other assets	0.0	(3,955)

NET ASSETS	100.0%	$89,781,528

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

155

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Medical-Biomedical/Gene	$4,532,258	$—	$—	$4,532,258
Other Industries*	82,310,225	—	—	82,310,225
Repurchase Agreement	—	2,943,000	—	2,943,000

Total	$86,842,483	$2,943,000	$—	$89,785,483

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

156

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	89.1%
Commercial Paper	9.3
Real Estate Operations & Development	3.6
Wireless Equipment	0.6

102.6%

*	Calculated as a percentage of net assets

157

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.9%
Real Estate Investment Trusts — 86.7%
Alexandria Real Estate Equities, Inc.	356,163	$25,821,817
American Campus Communities, Inc.	393,891	18,343,504
American Tower Corp.	121,450	9,248,417
AvalonBay Communities, Inc.	86,500	11,226,835
BioMed Realty Trust, Inc.	553,880	11,271,458
Boston Properties, Inc.	105,885	11,147,573
BRE Properties, Inc.	202,050	10,280,304
CBL & Associates Properties, Inc.	336,950	7,241,055
Corporate Office Properties Trust	242,162	6,407,607
DCT Industrial Trust, Inc.	451,880	3,190,273
DDR Corp.	574,200	9,525,978
Digital Realty Trust, Inc.	344,372	23,386,303
DuPont Fabros Technology, Inc.	355,677	8,408,204
EastGroup Properties, Inc.	104,330	5,846,653
Education Realty Trust, Inc.	797,710	8,575,382
Equity Residential	146,290	8,103,003
Essex Property Trust, Inc.	59,458	9,143,451
Federal Realty Investment Trust	57,240	6,058,854
General Growth Properties, Inc.	118,000	2,303,360
HCP, Inc.	87,880	4,076,753
Home Properties, Inc.	63,040	3,875,069
Host Hotels & Resorts, Inc.	607,520	10,200,261
Kimco Realty Corp.	412,510	8,567,833
LaSalle Hotel Properties	246,700	6,734,910
Liberty Property Trust	223,840	8,767,813
Macerich Co.	45,430	2,713,080
Post Properties, Inc.	172,960	8,390,290
Prologis, Inc.	104,100	4,153,590
Public Storage	69,110	10,638,102
Rayonier, Inc.	199,903	10,762,778
Simon Property Group, Inc.	124,916	20,009,045
SL Green Realty Corp.	87,540	7,036,465
Sunstone Hotel Investors, Inc.†	176,560	2,042,799
Taubman Centers, Inc.	49,900	4,066,850
Ventas, Inc.	148,500	9,844,065
Vornado Realty Trust	155,967	13,172,973

		330,582,707

Real Estate Operations & Development — 3.6%
Forest City Enterprises, Inc., Class A†	819,311	13,854,549

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.6%
SBA Communications Corp., Class A†	29,320	$2,042,431

Total Common Stock (cost $298,724,255)		346,479,687

PREFERRED STOCK — 2.4%
Real Estate Investment Trusts — 2.4%
CBL & Associates Properties, Inc. 7.38%	75,800	1,911,676
Digital Realty Trust, Inc. Series D 5.50%	53,000	2,274,028
DuPont Fabros Technology, Inc. Series B 7.63%	53,600	1,455,240
Prologis, Inc. Series M 6.75%	93,800	2,358,132
Taubman Centers, Inc. Series J 6.50%	46,610	1,202,072

Total Preferred Stock (cost $5,443,911)		9,201,148

Total Long-Term Investment Securities (cost $304,168,166)		355,680,835

SHORT-TERM INVESTMENT SECURITIES — 9.3%
Commercial Paper — 9.3%
Bank of Nova Scotia 0.10% due 02/04/2013	$16,000,000	15,999,867
Bank of Tokyo-Mitsubishi UFJ 0.14% due 02/05/2013	4,000,000	3,999,929
Societe Generale North America 0.15% due 02/01/2013	15,356,000	15,356,000

Total Short-Term Investment Securities (cost $35,355,796)		35,355,796

TOTAL INVESTMENTS (cost $339,523,962)(1)	102.6%	391,036,631
Liabilities in excess of other assets	(2.6)	(9,871,294)

NET ASSETS	100.0%	$381,165,337

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$330,582,707	$—	$—	$330,582,707
Other Industries*	15,896,980	—	—	15,896,980
Preferred Stock	9,201,148	—	—	9,201,148
Short-Term Investment Securities:
Commercial Paper	—	35,355,796	—	35,355,796

Total	$355,680,835	$35,355,796	$—	$391,036,631

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

158

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	6.2%
Retail-Apparel/Shoe	4.1
Insurance-Life/Health	3.3
Insurance-Reinsurance	3.2
U.S. Government Agencies	2.9
Building-Mobile Home/Manufactured Housing	2.9
Oil-Field Services	2.6
Steel-Producers	2.6
Medical Products	2.6
Electronic Components-Misc.	2.6
Machine Tools & Related Products	2.6
Oil & Gas Drilling	2.5
Chemicals-Specialty	2.4
Metal Processors & Fabrication	2.3
Building & Construction Products-Misc.	2.3
Retail-Automobile	2.2
Oil Companies-Exploration & Production	2.0
Transport-Services	2.0
Building-Heavy Construction	2.0
Transport-Marine	1.9
Insurance-Property/Casualty	1.8
Machinery-General Industrial	1.7
Home Furnishings	1.7
Banks-Commercial	1.7
Building Products-Wood	1.6
Coatings/Paint	1.5
Aerospace/Defense-Equipment	1.4
Building-Residential/Commercial	1.4
Transport-Rail	1.4
Leisure Products	1.3
Lasers-System/Components	1.3
Miscellaneous Manufacturing	1.3
Retail-Hair Salons	1.2
Building Products-Doors & Windows	1.2
Engines-Internal Combustion	1.2
Chemicals-Plastics	1.2
Environmental Monitoring & Detection	1.2
Identification Systems	1.1
Auto-Truck Trailers	1.1
Retail-Computer Equipment	1.1
Insurance-Multi-line	1.1
Machinery-Electrical	1.0
Medical Sterilization Products	0.9
Rental Auto/Equipment	0.9
Machinery-Construction & Mining	0.9
Auto/Truck Parts & Equipment-Original	0.9
Distribution/Wholesale	0.9
Engineering/R&D Services	0.8
Human Resources	0.8
Instruments-Controls	0.8
Airlines	0.8
Power Converter/Supply Equipment	0.7
Audio/Video Products	0.7
Apparel Manufacturers	0.7
Machinery-Pumps	0.7
Retail-Home Furnishings	0.6
Electric-Integrated	0.6
Insurance Brokers	0.5
Semiconductor Equipment	0.5
Retail-Leisure Products	0.4
Data Processing/Management	0.4

Industrial Automated/Robotic	0.4%
Circuit Boards	0.4
Wire & Cable Products	0.4
Retail-Auto Parts	0.3
Batteries/Battery Systems	0.1

99.8%

*	Calculated as a percentage of net assets

159

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Aerospace/Defense-Equipment — 1.4%
AAR Corp.	233,000	$4,392,050

Airlines — 0.8%
SkyWest, Inc.	180,800	2,285,312

Apparel Manufacturers — 0.7%
Maidenform Brands, Inc.†	105,200	2,041,932

Audio/Video Products — 0.7%
Harman International Industries, Inc.	45,800	2,050,924

Auto-Truck Trailers — 1.1%
Wabash National Corp.†	330,000	3,415,500

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	41,300	2,717,540

Banks-Commercial — 1.7%
Chemical Financial Corp.	72,100	1,752,751
Oriental Financial Group, Inc.	96,300	1,383,831
Peoples Bancorp, Inc. OH	30,000	651,000
TrustCo Bank Corp.	236,000	1,248,440

		5,036,022

Batteries/Battery Systems — 0.1%
EnerSys, Inc.†	9,100	372,463

Building & Construction Products-Misc. — 2.3%
Drew Industries, Inc.	49,400	1,809,028
Gibraltar Industries, Inc.†	120,400	2,091,348
Simpson Manufacturing Co., Inc.	91,800	2,976,156

		6,876,532

Building Products-Doors & Windows — 1.2%
Apogee Enterprises, Inc.	148,600	3,633,270

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	120,000	4,878,000

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	164,000	5,963,040

Building-Mobile Home/Manufactured Housing — 2.9%
Thor Industries, Inc.	180,000	7,574,400
Winnebago Industries, Inc.†	68,500	1,282,320

		8,856,720

Building-Residential/Commercial — 1.4%
M/I Homes, Inc.†	91,000	2,478,840
MDC Holdings, Inc.	44,500	1,749,740

		4,228,580

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	110,000	3,536,500

Chemicals-Specialty — 2.4%
Cabot Corp.	72,000	2,694,960
H.B. Fuller Co.	64,300	2,512,844
Sensient Technologies Corp.	56,800	2,164,080

		7,371,884

Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	71,000	1,134,225

Coatings/Paint — 1.5%
RPM International, Inc.	145,000	4,525,450

Data Processing/Management — 0.4%
Schawk, Inc.	104,200	1,337,928

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	$2,605,194

Diversified Manufacturing Operations — 6.2%
A.O. Smith Corp.	17,250	1,195,080
Carlisle Cos., Inc.	67,800	4,349,370
EnPro Industries, Inc.†	90,000	4,003,200
Pentair, Ltd.	43,380	2,198,499
Trinity Industries, Inc.	175,000	6,947,500

		18,693,649

Electric-Integrated — 0.6%
NV Energy, Inc.	96,000	1,817,280

Electronic Components-Misc. — 2.6%
Benchmark Electronics, Inc.†	228,900	4,019,484
Gentex Corp.	206,000	3,940,780

		7,960,264

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	70,000	2,543,100

Engines-Internal Combustion — 1.2%
Briggs & Stratton Corp.	152,300	3,614,079

Environmental Monitoring & Detection — 1.2%
Mine Safety Appliances Co.	76,000	3,512,720

Home Furnishings — 1.7%
American Woodmark Corp.†	2,700	75,087
Hooker Furniture Corp.	70,500	1,064,550
La-Z-Boy, Inc.	250,000	3,910,000

		5,049,637

Human Resources — 0.8%
Insperity, Inc.	75,000	2,522,250

Identification Systems — 1.1%
Brady Corp., Class A	100,000	3,489,000

Industrial Automated/Robotic — 0.4%
Nordson Corp.	19,000	1,284,780

Instruments-Controls — 0.8%
Watts Water Technologies, Inc., Class A	52,700	2,429,470

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	1,577,765

Insurance-Life/Health — 3.3%
Protective Life Corp.	195,600	6,188,784
StanCorp Financial Group, Inc.	97,000	3,772,330

		9,961,114

Insurance-Multi-line — 1.1%
Old Republic International Corp.	280,000	3,192,000

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	80,400	3,341,424
HCC Insurance Holdings, Inc.	41,500	1,605,220
RLI Corp.	7,400	510,674

		5,457,318

Insurance-Reinsurance — 3.2%
Aspen Insurance Holdings, Ltd.	103,000	3,513,330
Montpelier Re Holdings, Ltd.	132,500	3,230,350
Validus Holdings, Ltd.	84,958	3,093,321

		9,837,001

Lasers-System/Components — 1.3%
Rofin-Sinar Technologies, Inc.†	148,100	3,795,803

160

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Leisure Products — 1.3%
Brunswick Corp.	110,000	$3,977,600

Machine Tools & Related Products — 2.6%
Kennametal, Inc.	86,100	3,530,961
Lincoln Electric Holdings, Inc.	81,000	4,368,330

		7,899,291

Machinery-Construction & Mining — 0.9%
Astec Industries, Inc.	77,900	2,751,428

Machinery-Electrical — 1.0%
Franklin Electric Co., Inc.	46,000	3,059,920

Machinery-General Industrial — 1.7%
Applied Industrial Technologies, Inc.	36,900	1,622,124
Gardner Denver, Inc.	52,300	3,680,351

		5,302,475

Machinery-Pumps — 0.7%
Graco, Inc.	35,271	2,017,501

Medical Products — 2.6%
Hill-Rom Holdings, Inc.	64,200	2,130,156
Teleflex, Inc.	50,000	3,750,000
West Pharmaceutical Services, Inc.	35,500	2,101,955

		7,982,111

Medical Sterilization Products — 0.9%
STERIS Corp.	74,100	2,795,793

Metal Processors & Fabrication — 2.3%
CIRCOR International, Inc.	33,900	1,406,850
Kaydon Corp.	85,300	2,115,440
Mueller Industries, Inc.	65,300	3,484,408

		7,006,698

Miscellaneous Manufacturing — 1.3%
Aptargroup, Inc.	16,600	855,398
Hillenbrand, Inc.	118,800	2,940,300

		3,795,698

Oil & Gas Drilling — 2.5%
Atwood Oceanics, Inc.†	86,600	4,569,882
Rowan Cos. PLC, Class A†	84,000	2,896,320

		7,466,202

Oil Companies-Exploration & Production — 2.0%
Energen Corp.	50,000	2,407,000
Unit Corp.†	78,000	3,754,140

		6,161,140

Oil-Field Services — 2.6%
Helix Energy Solutions Group, Inc.†	180,000	4,269,600
Oil States International, Inc.†	48,000	3,723,840

		7,993,440

Power Converter/Supply Equipment — 0.7%
Powell Industries, Inc.†	50,000	2,262,500

Rental Auto/Equipment — 0.9%
McGrath RentCorp	92,100	2,752,869

Retail-Apparel/Shoe — 4.1%
Brown Shoe Co., Inc.	212,000	3,654,880
Cato Corp., Class A	91,000	2,508,870
Jos. A. Bank Clothiers, Inc.†	54,900	2,225,646
Men’s Wearhouse, Inc.	132,700	4,027,445

		12,416,841

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Auto Parts — 0.3%
Pep Boys-Manny Moe & Jack	81,400	$905,982

Retail-Automobile — 2.2%
Group 1 Automotive, Inc.	100,000	6,774,000

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	142,000	3,294,400

Retail-Discount — 0.0%
Fred’s, Inc., Class A	7,500	99,150

Retail-Hair Salons — 1.2%
Regis Corp.	211,000	3,745,250

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.	89,700	1,945,593

Retail-Leisure Products — 0.4%
West Marine, Inc.†	111,800	1,339,364

Semiconductor Equipment — 0.5%
Cohu, Inc.	145,000	1,519,600

Steel-Producers — 2.6%
Reliance Steel & Aluminum Co.	75,200	4,866,944
Steel Dynamics, Inc.	205,000	3,118,050

		7,984,994

Transport-Marine — 1.9%
Teekay Corp.	41,879	1,473,303
Tidewater, Inc.	84,500	4,154,865

		5,628,168

Transport-Rail — 1.4%
Genesee & Wyoming, Inc., Class A†	49,500	4,186,710

Transport-Services — 2.0%
Bristow Group, Inc.	105,000	5,982,900

Wire & Cable Products — 0.4%
General Cable Corp.†	33,300	1,119,546

Total Long-Term Investment Securities (cost $220,222,516)		294,163,460

SHORT-TERM INVESTMENT SECURITIES — 2.9%
U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.00% due 02/01/2013 (cost $8,900,000)	$8,900,000	8,900,000

REPURCHASE AGREEMENT — 0.0%
State Street Bank & Trust Co. bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $124,000 and collateralized by $135,000 by Federal Home Loan Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having approximate value of 131,310 (cost $124,000)	124,000	124,000

TOTAL INVESTMENTS (cost $229,246,516)(1)	99.8%	303,187,460
Other assets less liabilities	0.2	507,138

NET ASSETS	100.0%	$303,694,598

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

161

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Diversified Manufacturing Operations	$18,693,649	$—	$—	$18,693,649
Other Industries*	275,469,811	—	—	275,469,811
Short-Term Investment Securities:
U.S. Government Agencies	—	8,900,000	—	8,900,000
Repurchase Agreement	—	124,000	—	124,000

Total	$294,163,460	$9,024,000	$—	$303,187,460

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

162

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.5%
Medical-Biomedical/Gene	3.7
Applications Software	3.3
Electronic Components-Semiconductors	3.0
Chemicals-Diversified	2.9
Oil Companies-Exploration & Production	2.9
Apparel Manufacturers	2.6
Retail-Apparel/Shoe	2.5
Coatings/Paint	2.3
Banks-Commercial	2.1
Repurchase Agreement	2.0
Medical-Generic Drugs	2.0
E-Commerce/Services	1.8
Investment Management/Advisor Services	1.8
Medical-HMO	1.8
Building & Construction Products-Misc.	1.8
Retail-Catalog Shopping	1.7
Medical Instruments	1.7
Motorcycle/Motor Scooter	1.7
Filtration/Separation Products	1.7
Transport-Truck	1.7
Electronic Measurement Instruments	1.6
Hotels/Motels	1.5
Diversified Manufacturing Operations	1.4
Electronic Connectors	1.4
Retail-Auto Parts	1.4
Hazardous Waste Disposal	1.3
Engineering/R&D Services	1.3
Medical-Drugs	1.3
Broadcast Services/Program	1.3
Retail-Gardening Products	1.3
Transport-Rail	1.3
Internet Infrastructure Software	1.3
Semiconductor Equipment	1.2
Industrial Automated/Robotic	1.2
Retirement/Aged Care	1.2
Professional Sports	1.1
Retail-Pet Food & Supplies	1.1
Retail-Vitamins & Nutrition Supplements	1.0
Wireless Equipment	1.0
Private Equity	1.0
Web Hosting/Design	1.0
Oil Field Machinery & Equipment	1.0
Racetracks	1.0
Insurance-Reinsurance	0.9
Therapeutics	0.9
Auto-Cars/Light Trucks	0.9
Vitamins & Nutrition Products	0.9
Finance-Investment Banker/Broker	0.9
Oil-Field Services	0.9
Chemicals-Specialty	0.9
Medical Products	0.9
Beverages-Non-alcoholic	0.9
Dialysis Centers	0.8
Internet Content-Information/News	0.8
Machinery-General Industrial	0.8
Publishing-Periodicals	0.8
Lighting Products & Systems	0.8
Consulting Services	0.8
Cruise Lines	0.8
Power Converter/Supply Equipment	0.8

Building-Residential/Commercial	0.8%
Auto/Truck Parts & Equipment-Original	0.7
Retail-Misc./Diversified	0.7
Retail-Restaurants	0.7
Communications Software	0.7
Food-Dairy Products	0.7
Networking Products	0.6
Airlines	0.6
Finance-Leasing Companies	0.6
Enterprise Software/Service	0.5
Internet Application Software	0.5
Computers-Memory Devices	0.4

100.7%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Airlines — 0.6%
Delta Air Lines, Inc.†	100,800	$1,400,112

Apparel Manufacturers — 2.6%
Michael Kors Holdings, Ltd.†	58,500	3,283,605
VF Corp.	16,300	2,405,554

		5,689,159

Applications Software — 3.3%
Citrix Systems, Inc.†	33,300	2,436,228
Nuance Communications, Inc.†	103,300	2,484,365
Red Hat, Inc.†	43,275	2,404,359

		7,324,952

Auto-Cars/Light Trucks — 0.9%
Tesla Motors, Inc.†	53,400	2,003,034

Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	70,700	1,575,196

Banks-Commercial — 2.1%
M&T Bank Corp.	24,700	2,536,443
Signature Bank†	28,300	2,092,219

		4,628,662

Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	40,300	1,930,370

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	40,100	2,782,138

Building & Construction Products-Misc. — 1.8%
Armstrong World Industries, Inc.	28,300	1,556,217
Fortune Brands Home & Security, Inc.†	69,900	2,288,526

		3,844,743

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	44,800	1,677,760

Chemicals-Diversified — 2.9%
FMC Corp.	46,200	2,839,914
PPG Industries, Inc.	26,300	3,625,981

		6,465,895

Chemicals-Specialty — 0.9%
WR Grace & Co.†	27,300	1,960,140

Coatings/Paint — 2.3%
Sherwin-Williams Co.	31,700	5,139,838

Commercial Services-Finance — 5.5%
Alliance Data Systems Corp.†	31,400	4,948,640
FleetCor Technologies, Inc.†	61,200	3,662,208
Moody’s Corp.	64,000	3,508,480

		12,119,328

Communications Software — 0.7%
SolarWinds, Inc.†	28,000	1,523,760

Computers-Memory Devices — 0.4%
Fusion-io, Inc.†	53,000	926,440

Consulting Services — 0.8%
CoreLogic, Inc.†	65,400	1,716,096

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd.	46,900	1,697,780

Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc.†	15,900	1,835,019

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	49,000	$3,143,350

E-Commerce/Services — 1.8%
Expedia, Inc.	30,300	1,977,075
OpenTable, Inc.†	38,700	2,039,103

		4,016,178

Electronic Components-Semiconductors — 3.0%
Avago Technologies, Ltd.	111,300	3,981,201
Xilinx, Inc.	74,100	2,703,909

		6,685,110

Electronic Connectors — 1.4%
Amphenol Corp., Class A	45,600	3,081,192

Electronic Measurement Instruments — 1.6%
Agilent Technologies, Inc.	78,000	3,492,840

Engineering/R&D Services — 1.3%
Fluor Corp.	43,300	2,807,139

Enterprise Software/Service — 0.5%
Workday, Inc., Class A†	21,500	1,148,530

Filtration/Separation Products — 1.7%
Pall Corp.	54,700	3,736,010

Finance-Investment Banker/Broker — 0.9%
Lazard, Ltd., Class A	56,800	1,968,120

Finance-Leasing Companies — 0.6%
Air Lease Corp.†	57,500	1,372,525

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	88,900	1,439,291

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†	30,360	2,864,466

Hotel/Motels — 1.5%
Marriott International, Inc., Class A	84,300	3,370,314

Industrial Automated/Robotic — 1.2%
Rockwell Automation, Inc.	28,900	2,577,591

Insurance-Reinsurance — 0.9%
Axis Capital Holdings, Ltd.	53,800	2,058,926

Internet Application Software — 0.5%
Splunk, Inc.†	33,600	1,107,456

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	14,600	1,807,334

Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	26,400	2,768,832

Investment Management/Advisor Services — 1.8%
T. Rowe Price Group, Inc.	54,930	3,924,749

Lighting Products & Systems — 0.8%
Acuity Brands, Inc.	25,400	1,747,520

Machinery-General Industrial — 0.8%
Wabtec Corp.	19,300	1,806,866

Medical Instruments — 1.7%
Bruker Corp.†	98,000	1,653,260
Thoratec Corp.†	59,500	2,173,535

		3,826,795

Medical Products — 0.9%
Sirona Dental Systems, Inc.†	29,300	1,947,571

164

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	16,100	$1,513,239
Illumina, Inc.†	42,320	2,142,662
Regeneron Pharmaceuticals, Inc.†	16,700	2,904,798
Vertex Pharmaceuticals, Inc.†	33,800	1,513,564

		8,074,263

Medical-Drugs — 1.3%
Valeant Pharmaceuticals International, Inc.†	42,000	2,785,440

Medical-Generic Drugs — 2.0%
Actavis, Inc.†	32,800	2,833,592
Perrigo Co.	14,700	1,477,497

		4,311,089

Medical-HMO — 1.8%
Health Net, Inc.†	40,800	1,109,760
Humana, Inc.	37,820	2,812,295

		3,922,055

Motorcycle/Motor Scooter — 1.7%
Harley-Davidson, Inc.	72,500	3,800,450

Networking Products — 0.6%
Palo Alto Networks, Inc.†	25,300	1,400,608

Oil Companies-Exploration & Production — 2.9%
Concho Resources, Inc.†	45,900	4,186,998
Range Resources Corp.	33,900	2,277,063

		6,464,061

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	33,450	2,117,720

Oil-Field Services — 0.9%
Oceaneering International, Inc.	31,111	1,966,526

Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.	45,400	1,687,972

Private Equity — 1.0%
Blackstone Group LP	121,400	2,245,900

Professional Sports — 1.1%
Madison Square Garden, Co., Class A†	46,100	2,398,122

Publishing-Periodicals — 0.8%
Nielsen Holdings NV†	55,100	1,791,301

Racetracks — 1.0%
Penn National Gaming, Inc.†	43,300	2,106,978

Retail-Apparel/Shoe — 2.5%
Ross Stores, Inc.	35,900	2,143,230
Urban Outfitters, Inc.†	75,400	3,226,366

		5,369,596

Retail-Auto Parts — 1.4%
O’Reilly Automotive, Inc.†	32,700	3,029,655

Retail-Catalog Shopping — 1.7%
MSC Industrial Direct Co., Class A	48,400	3,829,408

Retail-Gardening Products — 1.3%
Tractor Supply Co.	26,800	2,778,356

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	58,099	1,541,947

Retail-Pet Food & Supplies — 1.1%
PetSmart, Inc.	35,700	2,335,137

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 0.7%
Panera Bread Co., Class A†	9,600	$1,534,176

Retail-Vitamins & Nutrition Supplements — 1.0%
GNC Holdings, Inc., Class A	63,500	2,282,190

Retirement/Aged Care — 1.2%
Brookdale Senior Living, Inc.†	95,300	2,574,053

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	48,900	2,685,099

Therapeutics — 0.9%
Onyx Pharmaceuticals, Inc.†	26,300	2,038,776

Transport-Rail — 1.3%
Canadian Pacific Railway, Ltd.	24,000	2,772,720

Transport-Truck — 1.7%
J.B. Hunt Transport Services, Inc.	55,000	3,699,850

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	26,100	1,983,600

Web Hosting/Design — 1.0%
Rackspace Hosting, Inc.†	29,100	2,192,685

Wireless Equipment — 1.0%
Aruba Networks, Inc.†	98,900	2,278,656

Total Long-Term Investment Securities (cost $178,444,606)		216,937,516

REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $4,509,001 and collateralized by $4,595,000 of United States Treasury Notes, bearing interest at 0.75%, due 06/30/2017 and having an approximate value of $4,600,744. (cost $4,509,000)	$4,509,000	4,509,000

TOTAL INVESTMENTS (cost $182,953,606)(1)	100.7%	221,446,516
Liabilities in excess of other assets	(0.7)	(1,647,870)

NET ASSETS	100.0%	$219,798,646

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

165

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$12,119,328	$—	$—	$12,119,328
Other Industries*	204,818,188	—	—	204,818,188
Repurchase Agreement	—	4,509,000	—	4,509,000

Total	$216,937,516	$4,509,000	$—	$221,446,516

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

166

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Retail-Apparel/Shoe	4.3%
Consulting Services	3.7
Commercial Services-Finance	3.0
Wireless Equipment	2.7
Oil Companies-Exploration & Production	2.7
Therapeutics	2.6
E-Commerce/Services	2.5
Transport-Rail	2.5
Machinery-General Industrial	2.5
Commercial Services	2.3
Repurchase Agreements	2.2
Computer Aided Design	2.2
Medical Products	2.1
Airlines	1.8
Medical Instruments	1.8
Industrial Gases	1.7
Aerospace/Defense	1.7
Retail-Restaurants	1.6
Rental Auto/Equipment	1.6
Food-Misc./Diversified	1.6
Data Processing/Management	1.6
Aerospace/Defense-Equipment	1.6
Pharmacy Services	1.5
Investment Management/Advisor Services	1.5
Retail-Vitamins & Nutrition Supplements	1.5
Machinery-Pumps	1.5
Apparel Manufacturers	1.5
Medical-Drugs	1.4
Transactional Software	1.4
Real Estate Management/Services	1.3
Human Resources	1.3
Telecom Services	1.3
Finance-Other Services	1.3
Auto-Cars/Light Trucks	1.3
Beverages-Wine/Spirits	1.3
Electronic Components-Semiconductors	1.3
Enterprise Software/Service	1.3
Internet Telephone	1.2
Consumer Products-Misc.	1.2
Instruments-Scientific	1.2
Medical-Biomedical/Gene	1.2
E-Marketing/Info	1.2
Distribution/Wholesale	1.1
Diversified Manufacturing Operations	1.1
E-Commerce/Products	1.1
Medical-Generic Drugs	1.1
Retail-Mail Order	1.1
Medical Information Systems	1.0
Toys	1.0
Retail-Building Products	1.0
Machinery-Electrical	1.0
Computer Data Security	1.0
Food-Retail	1.0
Oil-Field Services	1.0
Diagnostic Equipment	0.9
Building Products-Cement	0.9
Dental Supplies & Equipment	0.9
Web Hosting/Design	0.8
Auto/Truck Parts & Equipment-Original	0.8
Internet Application Software	0.8
Building & Construction Products-Misc.	0.8

Computers-Periphery Equipment	0.7%
Networking Products	0.7
Finance-Investment Banker/Broker	0.7
Telecom Equipment-Fiber Optics	0.7
Applications Software	0.7
Satellite Telecom	0.6
Retail-Convenience Store	0.3
Retail-Sporting Goods	0.3
Retail-Perfume & Cosmetics	0.2

100.3%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Aerospace/Defense — 1.7%
TransDigm Group, Inc.	11,310	$1,531,826

Aerospace/Defense-Equipment — 1.6%
Triumph Group, Inc.	20,120	1,415,844

Airlines — 1.8%
Copa Holdings SA, Class A	14,900	1,633,040

Apparel Manufacturers — 1.5%
Under Armour, Inc., Class A†	26,370	1,341,442

Applications Software — 0.7%
ServiceNow, Inc.†	21,849	605,654

Auto-Cars/Light Trucks — 1.3%
Tesla Motors, Inc.†	30,929	1,160,147

Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.†	9,500	704,710

Beverages-Wine/Spirits — 1.3%
Constellation Brands, Inc., Class A†	35,400	1,145,544

Building & Construction Products-Misc. — 0.8%
Owens Corning†	16,730	697,139

Building Products-Cement — 0.9%
Headwaters, Inc.†	85,840	803,462

Commercial Services — 2.3%
CoStar Group, Inc.†	11,110	1,041,896
Quanta Services, Inc.†	35,300	1,022,641

		2,064,537

Commercial Services-Finance — 3.0%
Alliance Data Systems Corp.†	11,600	1,828,160
Vantiv, Inc., Class A†	41,335	860,595

		2,688,755

Computer Aided Design — 2.2%
Aspen Technology, Inc.†	65,490	2,003,994

Computer Data Security — 1.0%
Fortinet, Inc.†	37,162	876,652

Computers-Periphery Equipment — 0.7%
Stratasys, Ltd.†	8,686	681,677

Consulting Services — 3.7%
Advisory Board Co.†	20,640	1,119,307
CoreLogic, Inc.†	35,195	923,517
Verisk Analytics, Inc., Class A†	24,620	1,358,039

		3,400,863

Consumer Products-Misc. — 1.2%
Jarden Corp. †	11,860	697,842
SodaStream International, Ltd.†	8,740	420,307

		1,118,149

Data Processing/Management — 1.6%
CommVault Systems, Inc.†	18,460	1,416,436

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	24,960	782,746

Diagnostic Equipment — 0.9%
Cepheid, Inc.†	22,430	812,415

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	14,040	1,023,937

Diversified Manufacturing Operations — 1.1%
Colfax Corp.†	22,724	1,013,718

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.1%
MercadoLibre, Inc.	11,410	$1,008,644

E-Commerce/Services — 2.5%
Angie’s List, Inc.†	36,784	461,639
Expedia, Inc.	17,600	1,148,400
Zillow, Inc., Class A†	18,130	686,039

		2,296,078

E-Marketing/Info — 1.2%
ExactTarget, Inc.†	48,073	1,057,125

Electronic Components-Semiconductors — 1.3%
Skyworks Solutions, Inc. †	47,820	1,144,811

Enterprise Software/Service — 1.3%
Guidewire Software, Inc.†	34,420	1,139,990

Finance-Investment Banker/Broker — 0.7%
Stifel Financial Corp.†	16,760	617,606

Finance-Other Services — 1.3%
IntercontinentalExchange, Inc.†	8,500	1,179,375

Food-Misc./Diversified — 1.6%
Annie’s, Inc.†	24,881	892,233
Boulder Brands, Inc.†	42,710	573,595

		1,465,828

Food-Retail — 1.0%
Fresh Market, Inc.†	17,790	869,753

Human Resources — 1.3%
Team Health Holdings, Inc.†	35,650	1,207,466

Industrial Gases — 1.7%
Airgas, Inc.	16,520	1,573,365

Instruments-Scientific — 1.2%
FEI Co.	18,260	1,113,130

Internet Application Software — 0.8%
Splunk, Inc.	21,310	702,378

Internet Telephone — 1.2%
BroadSoft, Inc.†	33,389	1,134,224

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,550	1,374,531

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	12,050	893,628

Machinery-General Industrial — 2.5%
Chart Industries, Inc.†	13,170	871,722
Wabtec Corp.	14,490	1,356,554

		2,228,276

Machinery-Pumps — 1.5%
Graco, Inc.	23,790	1,360,788

Medical Information Systems — 1.0%
athenahealth, Inc.†	10,960	947,711

Medical Instruments — 1.8%
Bruker Corp.†	56,070	945,901
Thoratec Corp.†	18,311	668,901

		1,614,802

Medical Products — 2.1%
Hanger, Inc.†	30,426	874,139
Sirona Dental Systems, Inc.†	15,870	1,054,879

		1,929,018

168

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 1.2%
Cubist Pharmaceuticals, Inc.†	24,620	$1,059,645

Medical-Drugs — 1.4%
Achillion Pharmaceuticals, Inc.†	26,910	241,652
Auxilium Pharmaceuticals, Inc.†	35,400	651,360
Orexigen Therapeutics, Inc.†	72,580	415,157

		1,308,169

Medical-Generic Drugs — 1.1%
Impax Laboratories, Inc.†	49,840	1,004,774

Networking Products — 0.7%
EZchip Semiconductor, Ltd.†	22,110	680,767

Oil Companies-Exploration & Production — 2.7%
Approach Resources, Inc.†	28,379	754,598
Cabot Oil & Gas Corp.	13,380	706,196
PDC Energy, Inc.†	26,570	983,887

		2,444,681

Oil-Field Services — 1.0%
Oil States International, Inc.†	11,150	865,017

Pharmacy Services — 1.5%
Catamaran Corp.†	26,760	1,388,576

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	56,750	1,224,665

Rental Auto/Equipment — 1.6%
Hertz Global Holdings, Inc.†	80,240	1,466,787

Retail-Apparel/Shoe — 4.3%
Chico’s FAS, Inc.	62,780	1,125,645
DSW, Inc., Class A	18,346	1,227,898
PVH Corp.	12,760	1,516,781

		3,870,324

Retail-Building Products — 1.0%
Lumber Liquidators Holdings, Inc.†	15,570	921,433

Retail-Convenience Store — 0.3%
Susser Holdings Corp.†	6,010	251,579

Retail-Mail Order — 1.1%
Williams-Sonoma, Inc.	22,270	979,880

Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.	2,318	226,747

Retail-Restaurants — 1.6%
Panera Bread Co., Class A†	9,180	1,467,056

Retail-Sporting Goods — 0.3%
Hibbett Sports, Inc.†	4,626	243,605

Retail-Vitamins & Nutrition Supplements — 1.5%
GNC Holdings, Inc., Class A	37,925	1,363,025

Satellite Telecom — 0.6%
Iridium Communications, Inc.†	72,401	506,807

Telecom Equipment-Fiber Optics — 0.7%
IPG Photonics Corp.	9,290	608,309

Telecom Services — 1.3%
Virgin Media, Inc.	29,950	1,179,731

Therapeutics — 2.6%
BioMarin Pharmaceutical, Inc.†	20,117	1,104,222
Onyx Pharmaceuticals, Inc.†	16,180	1,254,274

		2,358,496

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 1.0%
LeapFrog Enterprises, Inc.†	103,730	$934,607

Transactional Software — 1.4%
ACI Worldwide, Inc.†	27,210	1,293,563

Transport-Rail — 2.5%
Kansas City Southern	24,040	2,238,364

Web Hosting/Design — 0.8%
Rackspace Hosting, Inc.†	9,870	743,705

Wireless Equipment — 2.7%
SBA Communications Corp., Class A†	35,699	2,486,792

Total Long-Term Investment Securities (cost $74,932,069)		88,898,318

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co. bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $2,043,001 and collateralized by $2,145,000 by Federal Home Loan Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having approximate value of $2,086,377 (cost $2,043,000)	$2,043,000	2,043,000

TOTAL INVESTMENTS (cost $76,975,069)(1)	100.3%	90,941,318
Liabilities in excess of other assets	(0.3)	(315,691)

NET ASSETS	100.0%	$90,625,627

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

169

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$88,898,318	$—	$—	$88,898,318
Repurchase Agreement	—	2,043,000	—	2,043,000

Total	$88,898,318	$2,043,000	$—	$90,941,318

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

170

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Time Deposits	8.7%
Oil Companies-Exploration & Production	3.7
Medical Instruments	3.5
Diversified Manufacturing Operations	2.6
Electronic Components-Semiconductors	2.6
Non-Hazardous Waste Disposal	2.4
Banks-Commercial	2.4
Medical-Biomedical/Gene	2.2
Enterprise Software/Service	2.1
Retail-Restaurants	2.0
Therapeutics	1.9
Transactional Software	1.9
Office Furnishings-Original	1.9
Chemicals-Specialty	1.8
Retail-Apparel/Shoe	1.8
Apparel Manufacturers	1.6
Commercial Services-Finance	1.6
Food-Misc./Diversified	1.6
Networking Products	1.6
Oil Field Machinery & Equipment	1.5
Auto/Truck Parts & Equipment-Original	1.4
Medical-Hospitals	1.4
Computers-Integrated Systems	1.4
Building-Residential/Commercial	1.3
Patient Monitoring Equipment	1.3
Building & Construction Products-Misc.	1.3
Wire & Cable Products	1.3
Computer Aided Design	1.3
Web Hosting/Design	1.1
Oil-Field Services	1.1
Transport-Truck	1.1
Electronic Design Automation	1.1
Telecom Equipment-Fiber Optics	1.1
Commercial Services	1.0
Semiconductor Equipment	1.0
Computer Data Security	1.0
Building & Construction-Misc.	0.9
Aerospace/Defense	0.9
Human Resources	0.9
Retail-Gardening Products	0.9
Transport-Services	0.9
Containers-Metal/Glass	0.9
Computer Services	0.9
Footwear & Related Apparel	0.9
Theaters	0.9
Investment Management/Advisor Services	0.9
Miscellaneous Manufacturing	0.9
Hazardous Waste Disposal	0.9
Medical-HMO	0.9
Oil & Gas Drilling	0.9
Industrial Automated/Robotic	0.9
Medical-Drugs	0.8
Machinery-Electrical	0.8
Medical Products	0.8
Physicians Practice Management	0.8
Chemicals-Plastics	0.8
Telecom Services	0.8
Transport-Marine	0.7
Finance-Investment Banker/Broker	0.7
Retail-Vitamins & Nutrition Supplements	0.7
Consumer Products-Misc.	0.7

Retail-Bedding	0.7%
Communications Software	0.7
Chemicals-Diversified	0.7
Cosmetics & Toiletries	0.7
Retail-Automobile	0.7
Diagnostic Equipment	0.7
Data Processing/Management	0.6
Motion Pictures & Services	0.6
Distribution/Wholesale	0.6
Consulting Services	0.6
Rubber-Tires	0.6
Advanced Materials	0.6
Agricultural Chemicals	0.5
Home Furnishings	0.5
Machinery-General Industrial	0.4
E-Marketing/Info	0.3
Semiconductor Components-Integrated Circuits	0.3
Heart Monitors	0.3
Diversified Operations	0.3
Airlines	0.2
Dental Supplies & Equipment	0.2
Food-Dairy Products	0.1

100.6%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 91.9%
Advanced Materials — 0.6%
Hexcel Corp.†	58,139	$1,557,544

Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	36,558	2,427,086

Agricultural Chemicals — 0.5%
Intrepid Potash, Inc.	57,708	1,344,596

Airlines — 0.2%
Spirit Airlines, Inc.†	31,434	609,505

Apparel Manufacturers — 1.6%
Hanesbrands, Inc.†	73,562	2,757,104
Oxford Industries, Inc.	5,292	261,319
Under Armour, Inc., Class A†	24,048	1,223,322

		4,241,745

Auto/Truck Parts & Equipment-Original — 1.4%
TRW Automotive Holdings Corp.†	62,929	3,626,598

Banks-Commercial — 2.4%
BBCN Bancorp, Inc.	106,114	1,282,918
Signature Bank†	31,939	2,361,250
SVB Financial Group†	37,972	2,520,202

		6,164,370

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.†	61,915	2,027,097
Trex Co., Inc.†	30,262	1,278,570

		3,305,667

Building & Construction-Misc. — 0.9%
MasTec, Inc.†	86,263	2,441,243

Building-Residential/Commercial — 1.3%
M/I Homes, Inc.†	60,220	1,640,393
PulteGroup, Inc.†	83,953	1,741,185

		3,381,578

Chemicals-Diversified — 0.7%
Rockwood Holdings, Inc.	31,855	1,743,424

Chemicals-Plastics — 0.8%
PolyOne Corp.	97,743	2,134,707

Chemicals-Specialty — 1.8%
Cytec Industries, Inc.	29,215	2,141,459
Methanex Corp.	66,781	2,394,433

		4,535,892

Commercial Services — 1.0%
Acacia Research Corp.†	36,074	920,969
HMS Holdings Corp.†	58,631	1,598,281

		2,519,250

Commercial Services-Finance — 1.6%
Cardtronics, Inc.†	106,807	2,765,233
Heartland Payment Systems, Inc.	42,169	1,339,288

		4,104,521

Communications Software — 0.7%
SolarWinds, Inc.†	32,079	1,745,739

Computer Aided Design — 1.3%
Aspen Technology, Inc.†	106,627	3,262,786

Computer Data Security — 1.0%
Fortinet, Inc.†	84,766	1,999,630

Security Description	Shares	Value (Note 2)

Computer Data Security (continued)
Qualys, Inc.†	34,873	$456,836

		2,456,466

Computer Services — 0.9%
j2 Global, Inc.	40,430	1,286,483
Manhattan Associates, Inc.†	15,188	1,040,530

		2,327,013

Computers-Integrated Systems — 1.4%
Jack Henry & Associates, Inc.	53,870	2,234,528
MICROS Systems, Inc.†	27,042	1,244,743

		3,479,271

Consulting Services — 0.6%
MAXIMUS, Inc.	23,351	1,601,178

Consumer Products-Misc. — 0.7%
Jarden Corp.†	29,860	1,756,962

Containers-Metal/Glass — 0.9%
Greif, Inc., Class A	49,597	2,330,067

Cosmetics & Toiletries — 0.7%
Elizabeth Arden, Inc.†	44,721	1,717,734

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	21,724	1,666,883

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	17,909	561,626

Diagnostic Equipment — 0.7%
Cepheid, Inc.†	46,335	1,678,254

Distribution/Wholesale — 0.6%
WESCO International, Inc.†	22,577	1,646,541

Diversified Manufacturing Operations — 2.6%
Actuant Corp., Class A	44,028	1,297,946
Carlisle Cos., Inc.	35,792	2,296,057
EnPro Industries, Inc.†	53,975	2,400,808
Koppers Holdings, Inc.	17,706	718,155

		6,712,966

Diversified Operations — 0.3%
Primoris Services Corp.	34,907	669,516

E-Marketing/Info — 0.3%
ExactTarget, Inc.†	40,000	879,600

Electronic Components-Semiconductors — 2.6%
Cavium, Inc.†	23,981	801,925
Lattice Semiconductor Corp.†	220,847	982,769
Microsemi Corp.†	101,132	2,115,681
Peregrine Semiconductor Corp.†	45,953	550,517
Semtech Corp.†	71,914	2,168,926

		6,619,818

Electronic Design Automation — 1.1%
Cadence Design Systems, Inc.†	204,680	2,851,192

Enterprise Software/Service — 2.1%
Guidewire Software, Inc.†	69,036	2,286,472
MedAssets, Inc.†	79,199	1,548,341
MicroStrategy, Inc., Class A†	14,674	1,471,362

		5,306,175

Finance-Investment Banker/Broker — 0.7%
Stifel Financial Corp.†	49,101	1,809,372

172

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food-Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	21,577	$349,332

Food-Misc./Diversified — 1.6%
Annie’s, Inc.†	6,481	232,408
B&G Foods, Inc.	52,614	1,667,864
Hain Celestial Group, Inc.†	37,718	2,149,549

		4,049,821

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.†	49,421	2,277,320

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	39,651	2,204,199

Heart Monitors — 0.3%
HeartWare International, Inc.†	8,535	771,393

Home Furnishings — 0.5%
La-Z-Boy, Inc.	84,610	1,323,300

Human Resources — 0.9%
Team Health Holdings, Inc.†	71,540	2,423,060

Industrial Automated/Robotic — 0.9%
Cognex Corp.	55,294	2,192,960

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	15,515	2,233,074

Machinery-Electrical — 0.8%
Regal-Beloit Corp.	29,382	2,178,969

Machinery-General Industrial — 0.4%
IDEX Corp.	20,720	1,033,721

Medical Instruments — 3.5%
DexCom, Inc.†	123,989	1,888,352
Endologix, Inc.†	163,721	2,509,843
Techne Corp.	18,145	1,300,634
Thoratec Corp.†	54,485	1,990,337
Volcano Corp.†	55,798	1,397,182

		9,086,348

Medical Products — 0.8%
Sirona Dental Systems, Inc.†	32,476	2,158,680

Medical-Biomedical/Gene — 2.2%
Amarin Corp. PLC ADR†	71,421	608,507
Ariad Pharmaceuticals, Inc.†	46,347	921,378
Cubist Pharmaceuticals, Inc.†	60,649	2,610,333
NPS Pharmaceuticals, Inc.†	176,506	1,560,313

		5,700,531

Medical-Drugs — 0.8%
Medivation, Inc.†	40,192	2,184,837

Medical-HMO — 0.9%
Centene Corp.†	50,900	2,196,844

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	79,433	2,031,102
Health Management Associates, Inc., Class A†	147,116	1,535,891

		3,566,993

Miscellaneous Manufacturing — 0.9%
Trimas Corp.†	71,574	2,210,921

Motion Pictures & Services — 0.6%
Lions Gate Entertainment Corp.†	90,907	1,665,416

Security Description	Shares	Value (Note 2)

Networking Products — 1.6%
LogMeIn, Inc.†	50,814	$1,153,478
NETGEAR, Inc.†	46,374	1,628,191
Procera Networks, Inc.†	72,811	1,225,409

		4,007,078

Non-Hazardous Waste Disposal — 2.4%
Progressive Waste Solutions, Ltd.	123,888	2,751,552
Waste Connections, Inc.	95,483	3,439,298

		6,190,850

Office Furnishings-Original — 1.9%
Interface, Inc.	119,565	2,006,301
Steelcase, Inc., Class A	206,451	2,813,927

		4,820,228

Oil & Gas Drilling — 0.9%
Atwood Oceanics, Inc.†	41,565	2,193,385

Oil Companies-Exploration & Production — 3.7%
Berry Petroleum Co., Class A	37,112	1,366,464
Gulfport Energy Corp.†	39,992	1,650,470
Kodiak Oil & Gas Corp.†	231,194	2,126,985
Oasis Petroleum, Inc.†	81,638	2,929,171
Rosetta Resources, Inc.†	28,525	1,512,395

		9,585,485

Oil Field Machinery & Equipment — 1.5%
Dresser-Rand Group, Inc.†	34,090	2,081,195
Thermon Group Holdings, Inc.†	70,367	1,702,881

		3,784,076

Oil-Field Services — 1.1%
MRC Global, Inc.†	59,817	1,838,176
TETRA Technologies, Inc.†	123,880	1,052,980

		2,891,156

Patient Monitoring Equipment — 1.3%
Insulet Corp.†	97,105	2,240,212
Masimo Corp.	53,030	1,076,509

		3,316,721

Physicians Practice Management — 0.8%
MEDNAX, Inc.†	25,183	2,154,658

Retail-Apparel/Shoe — 1.8%
DSW, Inc., Class A	31,702	2,121,815
Genesco, Inc.†	38,361	2,391,041

		4,512,856

Retail-Automobile — 0.7%
Group 1 Automotive, Inc.	25,112	1,701,087

Retail-Bedding — 0.7%
Mattress Firm Holding Corp.†	62,652	1,756,762

Retail-Gardening Products — 0.9%
Tractor Supply Co.	22,998	2,384,203

Retail-Restaurants — 2.0%
Bravo Brio Restaurant Group, Inc.†	81,618	1,216,108
Brinker International, Inc.	77,081	2,523,632
Papa John’s International, Inc.†	23,295	1,306,850

		5,046,590

Retail-Vitamins & Nutrition Supplements — 0.7%
Vitamin Shoppe, Inc.†	29,184	1,782,559

173

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Rubber-Tires — 0.6%
Cooper Tire & Rubber Co.	62,564	$1,592,879

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	29,864	843,061

Semiconductor Equipment — 1.0%
Teradyne, Inc.†	154,031	2,489,141

Telecom Equipment-Fiber Optics — 1.1%
Ciena Corp.†	82,564	1,292,952
IPG Photonics Corp.	22,290	1,459,549

		2,752,501

Telecom Services — 0.8%
tw telecom, Inc.†	71,141	1,965,626

Theaters — 0.9%
Cinemark Holdings, Inc.	79,659	2,241,604

Therapeutics — 1.9%
BioMarin Pharmaceutical, Inc.†	46,783	2,567,919
Onyx Pharmaceuticals, Inc.†	30,944	2,398,779

		4,966,698

Transactional Software — 1.9%
ACI Worldwide, Inc.†	54,982	2,613,844
Bottomline Technologies (de), Inc.†	79,085	2,299,792

		4,913,636

Transport-Marine — 0.7%
Kirby Corp.†	25,662	1,813,020

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Services — 0.9%
UTi Worldwide, Inc.	160,305	$2,366,102

Transport-Truck — 1.1%
Werner Enterprises, Inc.	122,008	2,881,829

Web Hosting/Design — 1.1%
NIC, Inc.	56,211	916,239
Web.com Group, Inc.†	123,360	1,998,432

		2,914,671

Wire & Cable Products — 1.3%
Belden, Inc.	67,765	3,262,885

Total Long-Term Investment Securities (cost $198,232,165)		236,155,951

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Time Deposits — 8.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013 (cost $22,318,000)	$22,318,000	22,318,000

TOTAL INVESTMENTS (cost $220,550,165) (1)	100.6%	258,473,951
Liabilities in excess of other assets	(0.6)	(1,484,578)

NET ASSETS	100.0%	$256,989,373

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$236,155,951	$—	$—	$236,155,951
Short-Term Investment Securities:
Time Deposits	—	22,318,000	—	22,318,000

Total	$236,155,951	$22,318,000	$—	$258,473,951

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

174

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreements	10.9%
Medical-Biomedical/Gene	10.0
Finance-Credit Card	6.0
Retail-Building Products	5.7
Retail-Restaurants	4.7
Banks-Super Regional	4.7
Medical-Drugs	4.5
Web Portals/ISP	4.1
Pipelines	4.0
Athletic Footwear	3.8
Casino Hotels	3.5
Agricultural Chemicals	3.3
Retail-Discount	3.2
Metal Processors & Fabrication	3.0
Medical Instruments	3.0
Computer Services	3.0
Retail-Major Department Stores	3.0
Web Hosting/Design	2.9
Retail-Auto Parts	2.9
E-Commerce/Products	2.8
Diversified Banking Institutions	2.7
Oil-Field Services	2.5
Transport-Rail	2.3
Cable/Satellite TV	1.8
Engines-Internal Combustion	1.1
Brewery	1.1
Pharmacy Services	0.4

100.9%

*	Calculated as a percentage of net assets

175

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.0%
Agricultural Chemicals — 3.3%
Monsanto Co.	46,129	$4,675,174

Athletic Footwear — 3.8%
NIKE, Inc., Class B	97,681	5,279,658

Banks-Super Regional — 4.7%
Wells Fargo & Co.	189,565	6,602,549

Brewery — 1.1%
Anheuser-Busch InBev NV ADR	17,130	1,517,718

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	67,824	2,582,738

Casino Hotels — 3.5%
Wynn Resorts, Ltd.	39,595	4,958,086

Computer Services — 3.0%
Accenture PLC, Class A	58,357	4,195,285

Diversified Banking Institutions — 2.7%
Citigroup, Inc.	91,402	3,853,508

E-Commerce/Products — 2.8%
eBay, Inc.†	69,155	3,867,839

Engines-Internal Combustion — 1.1%
Cummins, Inc.	14,085	1,617,381

Finance-Credit Card — 6.0%
American Express Co.	44,972	2,644,803
Visa, Inc., Class A	36,770	5,806,351

		8,451,154

Medical Instruments — 3.0%
Intuitive Surgical, Inc.†	7,321	4,205,036

Medical-Biomedical/Gene — 10.0%
Biogen Idec, Inc.†	42,241	6,592,975
Celgene Corp.†	7,189	711,424
Gilead Sciences, Inc.†	168,674	6,654,189

		13,958,588

Medical-Drugs — 4.5%
Bristol-Myers Squibb Co.	173,279	6,262,303

Metal Processors & Fabrication — 3.0%
Precision Castparts Corp.	22,975	4,213,615

Oil-Field Services — 2.5%
Schlumberger, Ltd.	44,373	3,463,313

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	9,944	531,208

Pipelines — 4.0%
Kinder Morgan, Inc.	149,763	5,610,122

Retail-Auto Parts — 2.9%
AutoZone, Inc.†	10,882	4,023,075

Retail-Building Products — 5.7%
Home Depot, Inc.	73,075	4,890,179
Lowe’s Cos., Inc.	80,350	3,068,566

		7,958,745

Retail-Discount — 3.2%
Dollar General Corp.†	96,385	4,454,915

Retail-Major Department Stores — 3.0%
TJX Cos., Inc.	92,080	4,160,174

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 4.7%
Chipotle Mexican Grill, Inc.†	6,587	$2,022,275
McDonald’s Corp.	19,072	1,817,371
Starbucks Corp.	49,741	2,791,465

		6,631,111

Transport-Rail — 2.3%
Union Pacific Corp.	24,565	3,229,315

Web Hosting/Design — 2.9%
Equinix, Inc.†	19,234	4,143,581

Web Portals/ISP — 4.1%
Google, Inc., Class A†	7,536	5,694,880

Total Long-Term Investment Securities (cost $104,775,742)		126,141,071

REPURCHASE AGREEMENT — 10.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $15,246,004 and collateralized by $15,535,000 of United States Treasury Notes bearing interest at 0.75% due 06/30/2017 and having an approximate value of $15,554,419 (cost $15,246,000)	$15,246,000	15,246,000

TOTAL INVESTMENTS (cost $120,021,742)(1)	100.9%	141,387,071
Liabilities in excess of other assets	(0.9)	(1,246,713)

NET ASSETS	100.0%	$140,140,358

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

176

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Finance-Credit Card	$8,451,154	$—	$—	$8,451,154
Medical-Biomedical/Gene	13,958,588	—	—	13,958,588
Retail-Building Products	7,958,745	—	—	7,958,745
Other Industries*	95,772,584	—	—	95,772,584
Repurchase Agreement	—	15,246,000	—	15,246,000

Total	$126,141,071	$15,246,000	$—	$141,387,071

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

177

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Applications Software	15.7%
Semiconductor Equipment	9.9
Repurchase Agreement	7.9
Internet Security	7.3
Electronic Design Automation	7.2
Semiconductor Components-Integrated Circuits	7.0
Electronic Components-Semiconductors	6.6
Computers-Memory Devices	6.4
Computers	5.3
Enterprise Software/Service	4.0
Networking Products	2.8
Web Portals/ISP	2.6
Electronic Components-Misc.	2.2
Transactional Software	1.8
Computers-Periphery Equipment	1.4
Finance-Credit Card	1.2
Consulting Services	1.1
Computer Services	1.0
Internet Content-Entertainment	0.6
Computer Software	0.6
Commercial Services-Finance	0.6
Medical Products	0.5
Telephone-Integrated	0.5
E-Services/Consulting	0.5
Audio/Video Products	0.4
Commercial Services	0.4
Telecom Equipment-Fiber Optics	0.3
Internet Infrastructure Software	0.3
Computers-Integrated Systems	0.3
Security Services	0.2
Multimedia	0.2

96.8%

*	Calculated as a percentage of net assets

178

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.9%
Applications Software — 15.7%
Check Point Software Technologies, Ltd.†	28,870	$1,443,500
Citrix Systems, Inc.†	9,100	665,756
Imperva, Inc.†	2,900	99,470
Microsoft Corp.	19,710	541,434
Nuance Communications, Inc.†	69,960	1,682,538
PTC, Inc.†	48,813	1,131,485

		5,564,183

Audio/Video Products — 0.4%
Panasonic Corp.	22,800	149,099

Cellular Telecom — 0.0%
Comverse, Inc.†	2	58

Commercial Services — 0.4%
Performant Financial Corp.†	10,775	136,843

Commercial Services-Finance — 0.6%
Global Payments, Inc.	4,100	201,966

Computer Services — 1.0%
International Business Machines Corp.	1,800	365,526

Computer Software — 0.6%
Akamai Technologies, Inc.†	5,400	219,834

Computers — 5.3%
Apple, Inc.	3,854	1,754,765
Dell, Inc.	8,700	115,188

		1,869,953

Computers-Integrated Systems — 0.3%
NCR Corp.†	3,200	88,864

Computers-Memory Devices — 6.4%
EMC Corp.†	41,400	1,018,854
NetApp, Inc.†	31,100	1,119,600
SanDisk Corp.†	2,900	144,971

		2,283,425

Computers-Periphery Equipment — 1.4%
Electronics for Imaging, Inc.†	21,300	481,806

Consulting Services — 1.1%
WNS Holdings, Ltd. ADR†	30,407	387,081

E-Services/Consulting — 0.5%
Websense, Inc.†	11,200	163,856

Electronic Components-Misc. — 2.2%
Flextronics International, Ltd.†	58,100	360,801
Kyocera Corp.	3,500	316,529
Vishay Intertechnology, Inc.†	9,051	99,471

		776,801

Electronic Components-Semiconductors — 6.6%
Advanced Micro Devices, Inc.†	26,315	68,419
Avago Technologies, Ltd.	15,700	561,589
Broadcom Corp., Class A	31,000	1,005,950
Lattice Semiconductor Corp.†	8,700	38,715
LSI Corp.†	19,400	136,576
Microsemi Corp.†	25,600	535,552

		2,346,801

Electronic Design Automation — 7.2%
Synopsys, Inc.†	75,762	2,533,481

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 4.0%
BMC Software, Inc.†	4,200	$174,510
Oracle Corp.	15,400	546,854
Proofpoint, Inc.†	22,100	290,615
QLIK Technologies, Inc.†	4,200	93,282
RADWARE, Ltd.†	3,367	122,458
SAP AG ADR	2,300	188,646

		1,416,365

Finance-Credit Card — 1.2%
Visa, Inc., Class A	2,800	442,148

Internet Content-Entertainment — 0.6%
Gree, Inc.	14,800	220,110

Internet Infrastructure Software — 0.3%
TIBCO Software, Inc.†	3,900	91,416

Internet Security — 7.3%
Symantec Corp.†	119,300	2,597,161

Medical Products — 0.5%
Becton, Dickinson and Co.	2,200	184,888

Multimedia — 0.2%
News Corp., Class A	2,000	55,480

Networking Products — 2.8%
Cisco Systems, Inc.	48,800	1,003,816

Security Services — 0.2%
LifeLock, Inc.†	7,397	69,384

Semiconductor Components-Integrated Circuits — 7.0%
Advanced Semiconductor Engineering, Inc.	239,000	193,457
Marvell Technology Group, Ltd.	38,325	354,506
NXP Semiconductor NV†	15,600	467,844
QUALCOMM, Inc.	19,750	1,304,092
United Microelectronics Corp.†	441,000	171,761

		2,491,660

Semiconductor Equipment — 9.9%
KLA-Tencor Corp.	28,100	1,542,971
Lam Research Corp.†	36,962	1,520,617
Teradyne, Inc.†	28,100	454,096

		3,517,684

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	7,200	112,752

Telephone-Integrated — 0.5%
AT&T, Inc.	5,100	177,429

Transactional Software — 1.8%
VeriFone Systems, Inc.†	17,900	621,488

Web Portals/ISP — 2.6%
Google, Inc., Class A†	1,200	906,828

Total Long-Term Investment Securities (cost $28,010,584)		31,478,186

179

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 7.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/31/2013, to be repurchased 02/01/2013 in the amount of $2,805,001 and collateralized by $2,860,000 of United States Treasury Notes bearing interest at 0.75%, due 06/30/2017 and having an approximate value of $2,863,575 (cost $2,805,000)	$2,805,000	$2,805,000

TOTAL INVESTMENTS (cost $30,815,584)(1)	96.8%	34,283,186
Other assets less liabilities	3.2	1,144,787

NET ASSETS	100.0%	$35,427,973

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,564,183	$—	$—	$5,564,183
Computers	1,869,953	—	—	1,869,953
Computers-Memory Devices	2,283,425	—	—	2,283,425
Electronic Components-Semiconductors	2,346,801	—	—	2,346,801
Electronic Design Automation	2,533,481	—	—	2,533,481
Internet Security	2,597,161	—	—	2,597,161
Semiconductor Components-Integrated Circuits	2,491,660	—	—	2,491,660
Semiconductor Equipment	3,517,684	—	—	3,517,684
Other Industries*	8,273,838	—	—	8,273,838
Repurchase Agreement	—	2,805,000	—	2,805,000

Total	$31,478,186	$2,805,000	$—	$34,283,186

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

180

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Banks-Commercial	6.7%
Real Estate Investment Trusts	6.1
Insurance-Reinsurance	4.6
Steel-Producers	4.0
Auto/Truck Parts & Equipment-Original	3.9
Electronic Components-Misc.	3.8
Building-Residential/Commercial	3.7
Semiconductor Equipment	3.2
Electric-Integrated	3.2
Banks-Super Regional	2.7
Medical-Hospitals	2.4
Retail-Apparel/Shoe	2.2
Electronic Components-Semiconductors	2.2
Insurance-Life/Health	2.2
Chemicals-Diversified	2.1
Oil Companies-Exploration & Production	2.0
Gas-Distribution	2.0
Time Deposits	1.9
Distribution/Wholesale	1.8
Oil & Gas Drilling	1.6
Food-Meat Products	1.6
Insurance-Property/Casualty	1.5
Metal Processors & Fabrication	1.4
Building & Construction Products-Misc.	1.4
Machinery-Construction & Mining	1.4
Wire & Cable Products	1.4
Transport-Services	1.3
Casino Hotels	1.3
Telecom Services	1.3
Retail-Office Supplies	1.2
Transport-Truck	1.2
Cruise Lines	1.2
Apparel Manufacturers	1.1
Finance-Leasing Companies	1.1
Batteries/Battery Systems	1.1
Computer Services	1.1
Electronic Parts Distribution	1.1
Medical-HMO	1.0
Savings & Loans/Thrifts	1.0
Rental Auto/Equipment	1.0
Machine Tools & Related Products	1.0
Networking Products	0.9
Commercial Services	0.9
Theaters	0.9
Food-Misc./Diversified	0.9
Investment Management/Advisor Services	0.9
Publishing-Newspapers	0.9
Building-Heavy Construction	0.8
Office Supplies & Forms	0.8
Metal-Iron	0.8
Telecommunication Equipment	0.8
Office Furnishings-Original	0.8
Circuit Boards	0.7
Retail-Computer Equipment	0.7
Home Decoration Products	0.6
Transport-Marine	0.6
Beverages-Wine/Spirits	0.4
Oil-Field Services	0.1

100.5%

*	Calculated as a percentage of net assets

181

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Apparel Manufacturers — 1.1%
Jones Group, Inc.	586,309	$7,035,708

Auto/Truck Parts & Equipment-Original — 3.9%
Dana Holding Corp.	456,310	7,337,465
Lear Corp.	162,930	7,983,570
TRW Automotive Holdings Corp.†	154,060	8,878,478

		24,199,513

Banks-Commercial — 6.7%
Associated Banc-Corp.	438,820	6,261,961
CapitalSource, Inc.	890,450	7,221,549
Popular, Inc.†	325,483	8,735,964
Susquehanna Bancshares, Inc.	563,140	6,431,059
Webster Financial Corp.	153,000	3,404,250
Zions Bancorporation	400,200	9,332,664

		41,387,447

Banks-Super Regional — 2.7%
Comerica, Inc.	235,240	8,082,846
Huntington Bancshares, Inc.	1,221,130	8,499,065

		16,581,911

Batteries/Battery Systems — 1.1%
EnerSys, Inc.†	170,970	6,997,802

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc., Class A†	74,569	2,413,053

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.†	273,040	8,939,330

Building-Heavy Construction — 0.8%
Tutor Perini Corp.†	304,300	5,048,337

Building-Residential/Commercial — 3.7%
Meritage Homes Corp.†	181,910	8,047,698
NVR, Inc.†	7,190	7,403,255
PulteGroup, Inc.†	368,940	7,651,816

		23,102,769

Casino Hotels — 1.3%
MGM Resorts International†	629,150	8,034,246

Chemicals-Diversified — 2.1%
Chemtura Corp.†	321,870	7,634,756
Huntsman Corp.	312,560	5,510,433

		13,145,189

Circuit Boards — 0.7%
TTM Technologies, Inc.†	560,920	4,470,532

Commercial Services — 0.9%
Convergys Corp.	342,510	5,829,520

Computer Services — 1.1%
Insight Enterprises, Inc.†	356,027	6,978,129

Cruise Lines — 1.2%
Royal Caribbean Cruises, Ltd.	204,510	7,403,262

Distribution/Wholesale — 1.8%
Arrow Electronics, Inc.†	176,980	6,799,572
Ingram Micro, Inc., Class A†	247,530	4,500,095

		11,299,667

Electric-Integrated — 3.2%
Great Plains Energy, Inc.	292,510	6,259,714
NV Energy, Inc.	369,660	6,997,664

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
PNM Resources, Inc.	315,990	$6,749,546

		20,006,924

Electronic Components-Misc. — 3.8%
AU Optronics Corp. ADR†	1,122,169	4,466,233
Flextronics International, Ltd.†	581,950	3,613,909
Jabil Circuit, Inc.	374,080	7,073,853
Vishay Intertechnology, Inc.†	756,670	8,315,803

		23,469,798

Electronic Components-Semiconductors — 2.2%
Amkor Technology, Inc.†	678,330	3,140,668
MEMC Electronic Materials, Inc.†	708,540	2,947,526
Micron Technology, Inc.†	992,100	7,500,276

		13,588,470

Electronic Parts Distribution — 1.1%
Avnet, Inc.†	195,200	6,902,272

Finance-Leasing Companies — 1.1%
Aircastle, Ltd.	509,190	7,026,822

Food-Meat Products — 1.6%
Tyson Foods, Inc., Class A	440,080	9,734,570

Food-Misc./Diversified — 0.9%
Dole Food Co., Inc.†	506,950	5,647,423

Gas-Distribution — 2.0%
Atmos Energy Corp.	155,930	5,825,545
UGI Corp.	182,990	6,448,567

		12,274,112

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	159,520	3,745,530

Insurance-Life/Health — 2.2%
Torchmark Corp.	129,900	7,236,729
Unum Group	268,645	6,262,115

		13,498,844

Insurance-Property/Casualty — 1.5%
Fidelity National Financial, Inc., Class A	367,260	9,218,226

Insurance-Reinsurance — 4.6%
Aspen Insurance Holdings, Ltd.	248,730	8,484,181
Platinum Underwriters Holdings, Ltd.	158,230	7,710,548
Reinsurance Group of America, Inc.	101,270	5,811,885
Validus Holdings, Ltd.	188,410	6,860,008

		28,866,622

Investment Management/Advisor Services — 0.9%
Legg Mason, Inc.	194,820	5,386,773

Machine Tools & Related Products — 1.0%
Kennametal, Inc.	154,010	6,315,950

Machinery-Construction & Mining — 1.4%
Terex Corp.	269,850	8,737,743

Medical-HMO — 1.0%
Health Net, Inc.†	236,120	6,422,464

Medical-Hospitals — 2.4%
LifePoint Hospitals, Inc.†	131,596	5,752,061
Universal Health Services, Inc., Class B	162,170	9,185,309

		14,937,370

Metal Processors & Fabrication — 1.4%
Timken Co.	166,840	8,944,292

182

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal-Iron — 0.8%
Cliffs Natural Resources, Inc.	130,140	$4,855,523

Networking Products — 0.9%
Anixter International, Inc.	86,770	5,837,886

Office Furnishings-Original — 0.8%
Steelcase, Inc., Class A	351,230	4,787,265

Office Supplies & Forms — 0.8%
Avery Dennison Corp.	130,310	5,018,238

Oil & Gas Drilling — 1.6%
Helmerich & Payne, Inc.	156,590	10,075,001

Oil Companies-Exploration & Production — 2.0%
Cimarex Energy Co.	132,240	8,444,846
Stone Energy Corp.†	185,470	4,173,075

		12,617,921

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc.†	26,900	638,068

Publishing-Newspapers — 0.9%
Gannett Co., Inc.	269,440	5,289,107

Real Estate Investment Trusts — 6.1%
BioMed Realty Trust, Inc.	353,710	7,197,998
Camden Property Trust	61,150	4,243,198
DiamondRock Hospitality Co.	67,290	613,685
Glimcher Realty Trust	557,530	6,199,734
Mid-America Apartment Communities, Inc.	62,210	4,066,668
Plum Creek Timber Co., Inc.	151,860	7,316,615
RLJ Lodging Trust	411,550	8,605,510

		38,243,408

Rental Auto/Equipment — 1.0%
Avis Budget Group, Inc.†	293,840	6,326,375

Retail-Apparel/Shoe — 2.2%
ANN, Inc.†	179,400	5,532,696
Men’s Wearhouse, Inc.	269,470	8,178,415

		13,711,111

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A	189,140	4,388,048

Retail-Office Supplies — 1.2%
Office Depot, Inc.†	1,734,915	7,512,182

Savings & Loans/Thrifts — 1.0%
First Niagara Financial Group, Inc.	808,190	6,336,210

Semiconductor Equipment — 3.2%
Entegris, Inc.†	778,080	7,671,869
Lam Research Corp.†	185,910	7,648,338
MKS Instruments, Inc.	174,618	4,854,380

		20,174,587

Steel-Producers — 4.0%
Commercial Metals Co.	530,290	8,829,328
Reliance Steel & Aluminum Co.	122,590	7,934,025
Steel Dynamics, Inc.	549,710	8,361,089

		25,124,442

Telecom Services — 1.3%
Amdocs, Ltd.	216,310	7,720,104

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 0.8%
Harris Corp.	103,830	$4,796,946

Theaters — 0.9%
Regal Entertainment Group, Class A	382,660	5,713,114

Transport-Marine — 0.6%
Teekay Corp.	99,180	3,489,152

Transport-Services — 1.3%
Bristow Group, Inc.	142,960	8,145,861

Transport-Truck — 1.2%
Con-way, Inc.	237,320	7,447,102

Wire & Cable Products — 1.4%
General Cable Corp.†	248,140	8,342,467

Total Long-Term Investment Securities (cost $531,271,523)		614,180,738

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/13 (cost $11,794,000)	$11,794,000	11,794,000

TOTAL INVESTMENTS (cost $543,065,523)(1)	100.5%	625,974,738
Liabilities in excess of other assets	(0.5)	(2,888,318)

NET ASSETS	100.0%	$623,086,420

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

183

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$41,387,447	$—	$—	$41,387,447
Real Estate Investment Trusts	38,243,408	—	—	38,243,408
Other Industries*	534,549,883			534,549,883
Short-Term Investment Securities:
Time Deposits	—	11,794,000	—	11,794,000

Total	$614,180,738	$11,794,000	$—	$625,974,738

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

184

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.8%
Medical-Drugs	8.3
Oil Companies-Integrated	7.8
Banks-Commercial	6.1
Insurance-Multi-line	5.7
Insurance-Life/Health	4.6
Chemicals-Diversified	4.0
Auto-Cars/Light Trucks	3.9
Commercial Paper	3.1
Cellular Telecom	2.8
Tobacco	2.3
Import/Export	2.3
Gas-Distribution	2.1
Real Estate Investment Trusts	1.9
Real Estate Operations & Development	1.7
Telecom Services	1.7
Finance-Leasing Companies	1.6
Airlines	1.6
Electronic Components-Semiconductors	1.6
Diversified Manufacturing Operations	1.5
Telephone-Integrated	1.4
Electric-Integrated	1.4
Building-Heavy Construction	1.4
Transport-Services	1.3
Advertising Services	1.2
Food-Misc./Diversified	1.1
Retail-Convenience Store	1.1
Oil Companies-Exploration & Production	1.0
Brewery	1.0
Cable/Satellite TV	0.9
Electric-Generation	0.9
Diversified Minerals	0.9
Travel Services	0.9
Auto/Truck Parts & Equipment-Original	0.9
Real Estate Management/Services	0.8
Transactional Software	0.8
Finance-Investment Banker/Broker	0.7
Electric Products-Misc.	0.7
Insurance-Reinsurance	0.7
Beverages-Non-alcoholic	0.7
Medical-Generic Drugs	0.7
Retail-Building Products	0.7
Metal-Iron	0.6
Toys	0.6
Retail-Major Department Stores	0.5
Casino Hotels	0.5
Building Products-Cement	0.5
Electronics-Military	0.4
Insurance-Property/Casualty	0.4
Apparel Manufacturers	0.4
Machinery-General Industrial	0.4
Gold Mining	0.3
Agricultural Operations	0.3
Appliances	0.3
Diversified Operations	0.2

100.0%

Country Allocation*

United Kingdom	21.6%
Japan	18.7
Germany	13.3
France	9.4
Australia	5.7
Canada	4.3
United States	3.9
Italy	3.6
Switzerland	2.8
Netherlands	2.6
South Korea	2.0
Hong Kong	1.6
Spain	1.4
Ireland	1.2
Jersey	1.2
Russia	1.2
Bermuda	1.0
Belgium	1.0
Portugal	0.7
Israel	0.7
Singapore	0.5
Cayman Islands	0.5
Denmark	0.4
Finland	0.4
Mauritius	0.3

100.0%

*	Calculated as a percentage of net assets

185

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Australia — 5.7%
Australia & New Zealand Banking Group, Ltd.	241,783	$6,701,648
Coca-Cola Amatil, Ltd.	168,921	2,437,927
Dexus Property Group	2,090,014	2,277,542
Fortescue Metals Group, Ltd.	405,160	1,977,303
Macquarie Group, Ltd.	64,613	2,594,069
Newcrest Mining, Ltd.	45,163	1,102,045
Origin Energy, Ltd.	172,654	2,266,748

		19,357,282

Belgium — 1.0%
Anheuser-Busch InBev NV	38,539	3,343,777

Bermuda — 1.0%
Haier Electronics Group Co., Ltd.†	610,000	1,014,648
Hong Kong Land Holdings, Ltd.	318,000	2,489,940

		3,504,588

Canada — 4.3%
BCE, Inc.	84,712	3,763,374
Canadian Natural Resources, Ltd.	115,600	3,490,948
National Bank of Canada	55,974	4,451,431
Suncor Energy, Inc.	84,700	2,878,815

		14,584,568

Cayman Islands — 0.5%
China Shanshui Cement Group, Ltd.	2,230,000	1,633,236

Denmark — 0.4%
TDC A/S	178,364	1,364,989

Finland — 0.4%
Metso Oyj	27,829	1,245,812

France — 9.4%
Arkema SA	27,501	3,136,634
AXA SA	182,202	3,374,455
Christian Dior SA	7,906	1,381,565
PPR	8,192	1,761,900
Safran SA	31,495	1,446,063
Sanofi	117,244	11,439,681
SCOR SE	85,916	2,473,125
Valeo SA	52,504	2,830,212
Vinci SA	77,963	3,972,330

		31,815,965

Germany — 13.3%
Allianz SE	66,339	9,489,418
BASF SE	91,378	9,263,300
Bayer AG	68,327	6,742,848
Daimler AG	40,293	2,345,686
Deutsche Lufthansa AG	165,558	3,287,624
Deutsche Post AG	189,045	4,439,375
Kabel Deutschland Holding AG	38,151	3,093,583
Lanxess AG	12,990	1,097,073
Siemens AG	46,950	5,153,449

		44,912,356

Hong Kong — 1.6%
AIA Group, Ltd.	288,800	1,148,810
SJM Holdings, Ltd.	632,000	1,735,771
Sun Hung Kai Properties, Ltd.	148,000	2,427,418

		5,311,999

Security Description	Shares	Value (Note 2)

Ireland — 1.2%
Bank of Ireland†	9,103,633	$1,767,612
Kerry Group PLC, Class A (ISE)	37,244	1,954,528
Kerry Group PLC, Class A (LSE)	9,593	503,561

		4,225,701

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	62,200	2,362,978

Italy — 3.6%
Eni SpA	280,469	7,041,381
Telecom Italia SpA	1,981,046	1,968,982
UniCredit SpA†	468,453	3,025,130

		12,035,493

Japan — 18.7%
Ajinomoto Co., Inc.	102,000	1,384,242
Astellas Pharma, Inc.	78,800	4,011,307
Electric Power Development Co., Ltd.	134,500	3,084,329
Honda Motor Co., Ltd.	70,400	2,698,365
ITOCHU Corp.	151,900	1,717,585
Japan Airlines Co., Ltd.†	46,100	1,905,605
Japan Tobacco, Inc.	145,400	4,526,806
Lawson, Inc.	49,600	3,596,129
Mitsubishi Electric Corp.	306,000	2,533,129
Mitsubishi Estate Co., Ltd.	113,000	2,735,874
Mitsubishi UFJ Financial Group, Inc.	1,119,000	6,375,406
Mitsui & Co., Ltd.	398,600	6,019,647
Mitsui Fudosan Co., Ltd.	43,000	982,306
Nintendo Co., Ltd.	19,800	1,931,390
Nippon Telegraph & Telephone Corp.	36,000	1,507,792
Nissan Motor Co., Ltd.	788,200	8,067,748
NTT DOCOMO, Inc.	669	1,016,175
ORIX Corp.	50,450	5,390,087
Tokio Marine Holdings, Inc.	47,200	1,395,173
Tokyo Gas Co., Ltd.	528,000	2,488,578

		63,367,673

Jersey — 1.2%
WPP PLC	267,995	4,214,273

Mauritius — 0.3%
Golden Agri-Resources, Ltd.	2,139,000	1,097,455

Netherlands — 2.6%
ING Groep NV CVA†	684,887	6,927,124
Ziggo NV	62,188	1,983,893

		8,911,017

Portugal — 0.7%
EDP—Energias de Portugal SA	762,562	2,459,093

Russia — 1.2%
Sberbank of Russia ADR	266,531	3,926,002

Singapore — 0.5%
United Overseas Bank, Ltd.	116,000	1,766,735

South Korea — 2.0%
Daelim Industrial Co., Ltd.	7,766	661,118
LS Corp.	10,037	843,387
Samsung Electronics Co., Ltd.	2,418	3,215,340
SK Hynix, Inc.†	84,310	1,889,170

		6,609,015

186

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Spain — 1.4%
Amadeus IT Holding SA, Class A	102,526	$2,571,903
Banco Bilbao Vizcaya Argentaria SA	218,034	2,168,542

		4,740,445

Switzerland — 2.8%
ACE, Ltd.	74,506	6,357,597
UBS AG	183,384	3,179,825

		9,537,422

United Kingdom — 21.6%
AstraZeneca PLC	59,108	2,862,044
Barclays PLC	1,250,320	5,968,853
British Land Co. PLC	465,931	4,152,992
Centrica PLC	839,564	4,663,083
GlaxoSmithKline PLC	128,138	2,937,645
HSBC Holdings PLC	857,098	9,742,515
Imperial Tobacco Group PLC	23,497	873,893
Kingfisher PLC	535,082	2,288,782
Lloyds Banking Group PLC†	1,804,719	1,478,656
Prudential PLC	484,090	7,355,206
Royal Dutch Shell PLC, Class A	458,281	16,247,061
TUI Travel PLC	648,504	2,990,958
Vodafone Group PLC	3,157,230	8,617,679
Xstrata PLC	163,349	3,060,930

		73,240,297

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.8%
Philip Morris International, Inc.	31,300	$2,759,408

Total Long-Term Investment Securities (cost $273,660,065)		328,327,579

REPURCHASE AGREEMENT — 3.1%
Agreement with Deutsche Bank AG, bearing interest at 0. 14% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $10,389,040 and collateralized by $10,086,000 of United States Treasury Notes, bearing interest at 2.38% due 12/31/2015 and having approximate value of $10,606,438 (cost $10,389,000)	$10,389,000	10,389,000

TOTAL INVESTMENTS (cost $284,049,065)(1)	100.0%	338,716,579
Other assets less liabilities	0.0	99,326

NET ASSETS	100.0%	$338,815,905

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Ireland Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	USD	1,137,443	SEK	7,394,400	2/20/2013	$25,190	$—

Barclays Bank PLC	AUD	150,400	USD	156,583	2/20/2013	—	(63)
	CAD	2,980,400	USD	3,025,093	2/20/2013	38,163	—
	EUR	5,975,300	USD	7,945,335	2/20/2013	—	(168,685)
	GBP	753,300	USD	1,181,587	2/20/2013	—	(13,039)
	USD	857,983	AUD	818,600	2/20/2013	—	(5,386)
	USD	7,379,973	CHF	6,761,900	2/20/2013	51,492	—
	USD	6,636,609	EUR	4,983,000	2/20/2013	129,940	—
	USD	193,255	GBP	118,500	2/20/2013	—	(5,330)
	USD	3,239,211	HKD	25,102,400	2/20/2013	—	(2,256)
	USD	1,088,159	JPY	94,816,400	2/20/2013	—	(51,184)
	USD	1,952,273	SEK	12,700,000	2/20/2013	44,567	—
	USD	614,535	SGD	751,100	2/20/2013	—	(7,673)

						264,162	(253,616)

Citibank N.A.	CAD	1,519,600	USD	1,542,741	2/20/2013	19,812	—
	DKK	1,444,700	USD	254,115	2/20/2013	—	(8,855)
	GBP	93,300	USD	152,131	2/20/2013	4,171	—
	USD	1,369,178	AUD	1,306,000	2/20/2013	—	(8,940)
	USD	1,039,733	EUR	784,800	2/20/2013	25,968	—
	USD	146,522	GBP	93,300	2/20/2013	1,439	—
	USD	2,380,133	SGD	2,906,500	2/20/2013	—	(31,785)

						51,390	(49,580)

187

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse London Branch	CAD	1,704,000	USD	1,729,721	2/20/2013	$21,988	$—
	CHF	384,200	USD	419,852	2/20/2013	—	(2,392)
	EUR	1,599,900	USD	2,119,580	2/20/2013	—	(52,967)
	GBP	545,000	USD	880,199	2/20/2013	15,907	—
	JPY	262,323,200	USD	3,012,854	2/20/2013	143,913	—
	USD	1,953,528	AUD	1,863,200	2/20/2013	—	(12,949)
	USD	216,040	GBP	132,500	2/20/2013	—	(5,914)
	USD	900,515	JPY	81,758,700	2/20/2013	—	(6,348)
	USD	2,409,325	NOK	13,379,200	2/20/2013	38,202	—
	USD	574,706	NZD	692,500	2/20/2013	5,822	—
	USD	3,145,520	SEK	20,429,300	2/20/2013	66,609	—

						292,441	(80,570)

Deutsche Bank AG London	CAD	799,500	USD	811,642	2/20/2013	10,391	—
	GBP	154,600	USD	252,112	2/20/2013	6,939	—
	USD	3,600,517	EUR	2,716,900	2/20/2013	88,833	—
	USD	39,575	GBP	25,200	2/20/2013	389	—
	USD	1,539,327	SEK	10,000,700	2/20/2013	33,098	—

						139,650	—

Goldman Sachs International	AUD	209,000	USD	217,594	2/20/2013	—	(86)
	SEK	2,301,800	USD	351,696	2/20/2013	—	(10,219)
	USD	219,126	AUD	209,000	2/20/2013	—	(1,446)
	USD	354,459	SEK	2,301,800	2/20/2013	7,456	—

						7,456	(11,751)

HSBC Bank	CAD	450,300	USD	456,740	2/20/2013	5,453	—
	EUR	2,494,000	USD	3,305,922	2/20/2013	—	(80,747)
	USD	2,634,835	GBP	1,615,700	2/20/2013	—	(72,566)
	USD	811,909	JPY	70,727,800	2/20/2013	—	(38,382)
	USD	981,833	NOK	5,452,700	2/20/2013	15,658	—

						21,111	(191,695)

JPMorgan Chase Bank	AUD	44,800	USD	46,949	2/20/2013	288	—
	CAD	2,438,500	USD	2,475,720	2/20/2013	31,878	—
	JPY	160,063,100	USD	1,837,841	2/20/2013	87,284	—
	USD	46,642	AUD	44,800	2/20/2013	18	—
	USD	4,779,577	CHF	4,373,600	2/20/2013	27,097	—
	USD	1,613,066	EUR	1,217,500	2/20/2013	40,210	—
	USD	4,046,862	GBP	2,481,900	2/20/2013	—	(110,923)
	USD	1,833,236	NOK	10,171,800	2/20/2013	27,545	—
	USD	614,977	SEK	3,994,800	2/20/2013	13,131	—

						227,451	(110,923)

Royal Bank of Scotland PLC	AUD	948,800	USD	993,896	2/20/2013	5,693	—
	USD	4,446,359	AUD	4,243,600	2/20/2013	—	(26,523)

						5,693	(26,523)

State Street Bank and Trust Co.	AUD	314,600	USD	329,827	2/20/2013	2,161	—
	CAD	2,350,800	USD	2,385,897	2/20/2013	29,946	—
	EUR	7,540,200	USD	9,991,217	2/20/2013	—	(247,822)
	ILS	3,078,700	USD	819,326	2/20/2013	—	(10,154)
	NOK	2,192,800	USD	394,928	2/20/2013	—	(6,212)
	USD	327,546	AUD	314,600	2/20/2013	120	—
	USD	4,874,795	EUR	3,642,800	2/20/2013	71,860	—
	USD	758,976	SEK	4,931,500	2/20/2013	16,411	—

						120,498	(264,188)

UBS AG	GBP	1,689,500	USD	2,716,599	2/20/2013	37,294	—
	USD	2,254,837	CHF	2,063,600	2/20/2013	13,101	—
	USD	1,495,043	EUR	1,128,200	2/20/2013	36,970	—
	USD	2,305,617	GBP	1,413,900	2/20/2013	—	(63,374)

						87,365	(63,374)

188

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	CAD	1,760,700	USD	1,787,930	2/20/2013	$23,373	$—
	GBP	3,431,100	USD	5,502,706	2/20/2013	61,472	—
	USD	2,375,595	AUD	2,265,600	2/20/2013	—	(15,905)
	USD	6,015,831	JPY	524,099,200	2/20/2013	—	(283,934)
						—	—

						84,845	(299,839)

Net Unrealized Appreciation (Depreciation)						$1,327,252	$(1,352,059)

AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	NOK	— Norwegian Krone
DKK	— Danish Krone	NZD	— New Zealand
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong Kong Dollar	USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$19,357,282	$—	$—	$19,357,282
France	31,815,965	—	—	31,815,965
Germany	44,912,356	—	—	44,912,356
Japan	63,367,673	—	—	63,367,673
United Kingdom	73,240,297	—	—	73,240,297
Other Countries*	95,634,006	—	—	95,634,006
Repurchase Agreement	—	10,389,000	—	10,389,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	1,327,252	—	1,327,252

Total	$328,327,579	$11,716,252	$—	$340,043,831

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$1,352,059	$—	$1,352,059

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

189

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	8.1%
Diversified Banking Institutions	5.4
Oil Companies-Integrated	5.0
Banks-Commercial	4.3
Repurchase Agreements	3.9
Insurance-Multi-line	3.0
Food-Misc./Diversified	2.9
Auto-Cars/Light Trucks	2.9
Oil Companies-Exploration & Production	2.1
Computers	2.1
Tobacco	2.1
Banks-Super Regional	2.0
Insurance-Life/Health	1.7
Chemicals-Diversified	1.3
Metal-Diversified	1.3
Diversified Manufacturing Operations	1.3
Diversified Minerals	1.2
Real Estate Operations & Development	1.2
Web Portals/ISP	1.2
Medical-HMO	1.0
Telecom Services	1.0
Import/Export	1.0
Medical-Biomedical/Gene	1.0
Semiconductor Components-Integrated Circuits	1.0
Electronic Components-Misc.	1.0
Medical Products	1.0
Computer Services	0.9
Telephone-Integrated	0.9
Hotels/Motels	0.9
Transport-Rail	0.9
Building-Residential/Commercial	0.9
Cellular Telecom	0.8
Investment Management/Advisor Services	0.8
Aerospace/Defense-Equipment	0.8
Applications Software	0.8
E-Commerce/Products	0.8
Electronic Components-Semiconductors	0.7
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Retail-Apparel/Shoe	0.7
Multimedia	0.7
Brewery	0.7
Tools-Hand Held	0.7
Retail-Jewelry	0.6
Oil Field Machinery & Equipment	0.6
Retail-Discount	0.6
Medical-Generic Drugs	0.6
Finance-Credit Card	0.6
Diversified Operations	0.6
Building Products-Cement	0.6
Beverages-Wine/Spirits	0.6
Oil & Gas Drilling	0.6
Commercial Services-Finance	0.6
Networking Products	0.6
Television	0.5
Chemicals-Specialty	0.5
Agricultural Chemicals	0.5
Semiconductor Equipment	0.5
Building & Construction-Misc.	0.5
Cosmetics & Toiletries	0.5
E-Commerce/Services	0.5

Oil-Field Services	0.5
Beverages-Non-alcoholic	0.5
Gas-Distribution	0.5
Machinery-General Industrial	0.5
Aerospace/Defense	0.5
Apparel Manufacturers	0.4
Rubber-Tires	0.4
Oil Refining & Marketing	0.4
Power Converter/Supply Equipment	0.4
Engines-Internal Combustion	0.4
Machinery-Construction & Mining	0.4
Electric Products-Misc.	0.4
Computers-Memory Devices	0.4
Retail-Drug Store	0.4
Finance-Leasing Companies	0.3
Retail-Major Department Stores	0.3
Paper & Related Products	0.3
Cable/Satellite TV	0.3
Soap & Cleaning Preparation	0.3
Internet Security	0.3
Commercial Services	0.3
Retail-Regional Department Stores	0.3
Textile-Home Furnishings	0.3
Internet Content-Information/News	0.3
Wireless Equipment	0.3
Medical-Hospitals	0.3
Publishing-Newspapers	0.3
Cruise Lines	0.3
Casino Hotels	0.3
Transport-Services	0.3
Travel Services	0.3
Retail-Home Furnishings	0.3
Machinery-Pumps	0.3
Building Products-Doors & Windows	0.3
Retail-Convenience Store	0.3
Advertising Services	0.2
Instruments-Scientific	0.2
Distribution/Wholesale	0.2
Transactional Software	0.2
Real Estate Investment Trusts	0.2
Retail-Building Products	0.2
Food-Dairy Products	0.2
Office Automation & Equipment	0.2
Appliances	0.2
Electric-Integrated	0.2
Audio/Video Products	0.2
Food-Retail	0.2
Metal-Copper	0.2
Auto/Truck Parts & Equipment-Original	0.2
Broadcast Services/Program	0.2
Electronic Parts Distribution	0.2
Engineering/R&D Services	0.2
Batteries/Battery Systems	0.2
Airlines	0.2
Insurance-Reinsurance	0.2
Machinery-Farming	0.2
Industrial Gases	0.2

100.3%

*	Calculated as a percentage of net assets.

190

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (continued)

Country Allocation*

United States	49.5%
United Kingdom	11.4
Japan	6.4
Switzerland	5.2
Germany	5.0
France	4.8
Canada	2.2
Ireland	1.7
Netherlands	1.5
China	1.3
Australia	1.2
Hong Kong	1.2
India	1.1
Belgium	0.8
Jersey	0.7
Bermuda	0.7
South Korea	0.6
Denmark	0.6
Brazil	0.6
Spain	0.5
Finland	0.5
Cayman Islands	0.5
Singapore	0.4
Italy	0.3
Israel	0.3
Taiwan	0.3
Panama	0.3
Norway	0.2
Indonesia	0.2
South Africa	0.2
Guernsey	0.1

100.3%

*	Calculated as a percentage of net assets

191

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.3%
Australia — 1.2%
Australia & New Zealand Banking Group, Ltd.	16,565	$459,142
BHP Billiton, Ltd.	37,311	1,458,268
Flight Centre, Ltd.	15,879	502,720

		2,420,130

Belgium — 0.8%
Anheuser-Busch InBev NV	7,045	611,249
Delhaize Group SA	8,931	423,397
Solvay SA	4,017	631,606

		1,666,252

Bermuda — 0.7%
Jardine Matheson Holdings, Ltd.	8,400	544,404
PartnerRe, Ltd.	4,367	382,942
Signet Jewelers, Ltd.	6,370	398,635

		1,325,981

Brazil — 0.6%
Cielo SA	20,400	576,960
Petroleo Brasileiro SA ADR	31,308	572,310

		1,149,270

Canada — 2.2%
Alimentation Couche-Tard, Inc., Class B	9,980	486,893
Canadian National Railway Co.	5,540	531,727
First Quantum Minerals, Ltd.	20,562	414,580
Intact Financial Corp.	7,151	470,759
InterOil Corp.†	9,716	579,851
Suncor Energy, Inc.	18,827	639,899
TELUS Corp.	8,694	585,062
Toronto-Dominion Bank	7,234	604,090

		4,312,861

Cayman Islands — 0.5%
Coastal Energy Co.†	20,790	457,739
Sands China, Ltd.	102,000	514,248

		971,987

China — 1.3%
China Construction Bank Corp.	1,053,000	908,344
China Minsheng Banking Corp., Ltd.	432,500	623,482
Industrial & Commercial Bank of China, Ltd.	1,248,000	939,773

		2,471,599

Denmark — 0.6%
Carlsberg A/S, Class B	6,664	713,129
Novo Nordisk A/S, Class B	2,634	484,644

		1,197,773

Finland — 0.5%
Metso OYJ	8,462	378,816
UPM-Kymmene OYJ	49,933	609,852

		988,668

France — 4.8%
Accor SA	16,088	628,024
AXA SA	57,575	1,066,312
BNP Paribas SA	14,486	908,909
Cie Generale des Etablissements Michelin	3,941	366,710
Lafarge SA	8,713	532,728

Security Description	Shares	Value (Note 2)

France (continued)
Pernod-Ricard SA	4,620	$578,374
PPR	2,982	641,356
Sanofi	17,475	1,705,063
Schneider Electric SA	10,854	826,778
Societe Generale SA†	11,622	525,092
Total SA	23,297	1,263,093
Vivendi SA	17,171	368,141

		9,410,580

Germany — 3.9%
Allianz SE	9,124	1,305,136
BASF SE	9,613	974,503
Bayer AG	13,633	1,345,372
Bayerische Motoren Werke AG	7,349	739,904
Bilfinger Berger SE	4,898	495,862
Continental AG	4,226	496,056
Deutsche Bank AG	9,790	507,921
Freenet AG	22,910	493,516
Fresenius SE & Co. KGaA	2,746	334,262
Linde AG	2,039	372,094
SAP AG	7,412	607,263

		7,671,889

Guernsey — 0.1%
Resolution, Ltd.	29,472	122,699

Hong Kong — 1.2%
Cheung Kong Holdings, Ltd.	32,000	524,435
China Overseas Land & Investment, Ltd.	214,000	665,008
Hang Lung Properties, Ltd.	137,000	516,704
Wharf Holdings, Ltd.	76,000	670,784

		2,376,931

India — 1.1%
Axis Bank, Ltd.	14,926	422,609
HDFC Bank, Ltd. ADR	8,991	361,618
ICICI Bank, Ltd. ADR	12,835	587,843
Yes Bank, Ltd.	73,619	722,072

		2,094,142

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	541,000	441,576

Ireland — 1.7%
Accenture PLC, Class A	6,363	457,436
Covidien PLC	13,871	864,718
Glanbia PLC	41,252	460,419
Ingersoll-Rand PLC	13,228	679,787
Kerry Group PLC, Class A (ISE)	1,295	67,960
Kerry Group PLC, Class A (LSE)	7,221	379,049
Ryanair Holdings PLC ADR	9,883	384,943

		3,294,312

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	14,439	548,538

Italy — 0.3%
Eni SpA	14,750	370,310
Prada SpA	35,800	321,745

		692,055

Japan — 6.4%
Anritsu Corp.	60,000	767,018
Asahi Glass Co., Ltd.	74,000	490,393

192

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Dena Co., Ltd.	11,500	$363,694
Hitachi, Ltd.	132,000	782,372
Isuzu Motors, Ltd.	88,000	551,413
ITOCHU Corp.	60,300	681,833
Japan Tobacco, Inc.	25,200	784,563
Komatsu, Ltd.	29,600	788,190
Makita Corp.	15,000	730,767
Marubeni Corp.	87,000	638,384
Mitsubishi Corp.	34,300	723,171
Mitsubishi UFJ Financial Group, Inc.	97,200	553,789
Mitsui Fudosan Co., Ltd.	30,000	685,330
Nissan Motor Co., Ltd.	76,900	787,122
ORIX Corp.	6,180	660,272
Sony Corp.	29,400	437,890
Sumitomo Mitsui Financial Group, Inc.	27,000	1,083,602
Toyoda Gosei Co., Ltd.	18,700	414,306
Toyota Motor Corp.	13,800	658,724

		12,582,833

Jersey — 0.7%
Glencore International PLC	90,724	566,129
Petrofac, Ltd.	13,915	361,493
WPP PLC	34,921	549,139

		1,476,761

Netherlands — 1.5%
ASML Holding NV	5,953	446,989
ING Groep NV CVA†	48,102	486,516
Koninklijke Philips Electronics NV	16,958	529,819
LyondellBasell Industries NV, Class A	7,805	494,993
Unilever NV CVA	22,785	921,938

		2,880,255

Norway — 0.2%
Telenor ASA	22,090	487,259

Panama — 0.3%
Carnival Corp.	13,509	523,068

Singapore — 0.4%
Avago Technologies, Ltd.	24,706	883,734

South Africa — 0.2%
Tiger Brands, Ltd.	12,682	417,537

South Korea — 0.6%
Hyundai Motor Co.	3,005	565,718
Samsung Electronics Co., Ltd.	537	714,077

		1,279,795

Spain — 0.5%
Amadeus IT Holding SA, Class A	19,089	478,854
Ferrovial SA	32,588	522,348

		1,001,202

Switzerland — 5.2%
ACE, Ltd.	8,280	706,532
Actelion, Ltd.†	7,338	363,655
Cie Financiere Richemont SA, Class A	10,468	860,974
Credit Suisse Group AG	34,865	1,030,568
GAM Holding AG†	35,840	590,737
Holcim, Ltd.†	8,309	646,880
Nestle SA	21,965	1,542,293
Novartis AG	25,277	1,722,075
Roche Holding AG	7,422	1,642,537

Security Description	Shares	Value (Note 2)

Switzerland (continued)
UBS AG	40,707	$705,847
Zurich Insurance Group AG†	1,872	538,530

		10,350,628

Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,269	536,972

United Kingdom — 11.4%
Associated British Foods PLC	24,401	676,863
AstraZeneca PLC	10,310	499,216
Aviva PLC	133,459	776,179
Barclays PLC	283,972	1,355,643
BG Group PLC	47,151	837,553
British American Tobacco PLC	23,084	1,201,947
BT Group PLC	137,028	540,273
Burberry Group PLC	27,530	592,501
Centrica PLC	90,585	503,125
Diageo PLC	19,185	571,122
Ensco PLC, Class A	8,883	564,692
Eurasian Natural Resources Corp. PLC	72,660	380,057
HSBC Holdings PLC	66,648	757,579
Imperial Tobacco Group PLC	15,641	581,715
Inchcape PLC	64,638	485,208
InterContinental Hotels Group PLC	17,274	508,480
ITV PLC	263,034	478,913
Legal & General Group PLC	232,994	563,161
Meggitt PLC	72,506	500,226
Persimmon PLC	27,763	370,971
Prudential PLC	57,264	870,062
Rio Tinto PLC	28,386	1,602,719
Royal Dutch Shell PLC, Class A	61,451	2,178,572
Spectris PLC	15,137	531,521
Standard Chartered PLC	42,758	1,137,583
Taylor Wimpey PLC	472,611	533,313
Unilever PLC	17,087	695,657
Vodafone Group PLC	447,202	1,220,641
Xstrata PLC	50,833	952,539

		22,468,031

United States — 45.6%
Abbott Laboratories	15,019	508,844
Abercrombie & Fitch Co., Class A	9,344	467,200
AGCO Corp.†	7,056	373,968
Allergan, Inc.	5,722	600,867
Allstate Corp.	12,529	550,023
Altria Group, Inc.	17,193	579,060
Amazon.com, Inc.†	2,917	774,463
American Express Co.	13,016	765,471
American Tower Corp.	6,214	473,196
Ameriprise Financial, Inc.	8,799	583,550
Amgen, Inc.	7,773	664,281
Anadarko Petroleum Corp.	11,824	946,156
Apple, Inc.	6,245	2,843,411
Ashland, Inc.	5,906	463,680
B/E Aerospace, Inc.†	12,878	663,088
Bank of America Corp.	67,742	766,839
Baxter International, Inc.	8,241	559,069
Biogen Idec, Inc.†	4,529	706,886
BlackRock, Inc.	1,640	387,499
Cameron International Corp.†	12,083	764,975
Capital One Financial Corp.	7,755	436,762
CBS Corp., Class B	15,259	636,605
CF Industries Holdings, Inc.	1,929	442,069

193

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Chevron Corp.	17,519	$2,017,313
Cigna Corp.	11,468	669,043
Cisco Systems, Inc.	52,634	1,082,681
Citigroup, Inc.	49,134	2,071,489
Cognizant Technology Solutions Corp., Class A†	7,549	590,181
Comcast Corp., Class A	15,903	605,586
Cummins, Inc.	6,889	791,064
CVS Caremark Corp.	13,826	707,891
D.R. Horton, Inc.	16,585	392,401
Danaher Corp.	8,274	495,861
Dell, Inc.	35,370	468,299
Discover Financial Services	11,720	449,931
Discovery Communications, Inc., Class A†	5,862	406,706
Dow Chemical Co.	14,831	477,558
Eastman Chemical Co.	8,805	626,476
eBay, Inc.†	12,441	695,825
Eli Lilly & Co.	12,059	647,448
EMC Corp.†	29,914	736,184
Energizer Holdings, Inc.	4,560	396,766
EOG Resources, Inc.	5,234	654,145
Express, Inc.†	31,013	570,019
Exxon Mobil Corp.	10,618	955,301
Fidelity National Financial, Inc., Class A	18,845	473,010
Fifth Third Bancorp	32,100	522,909
Flowserve Corp.	3,139	492,101
Fluor Corp.	6,140	398,056
Foot Locker, Inc.	12,902	443,184
Ford Motor Co.	27,483	355,905
Gannett Co., Inc.	26,921	528,459
Gardner Denver, Inc.	6,985	491,534
General Electric Co.	49,188	1,095,909
General Motors Co.†	16,121	452,839
Gilead Sciences, Inc.†	14,170	559,006
Goldman Sachs Group, Inc.	3,220	476,109
Google, Inc., Class A†	3,086	2,332,059
Halliburton Co.	14,879	605,278
Hartford Financial Services Group, Inc.	28,146	698,021
Helmerich & Payne, Inc.	8,833	568,315
Hess Corp.	8,986	603,500
Hewlett-Packard Co.	59,002	974,123
Humana, Inc.	8,430	626,855
Ingredion, Inc.	5,520	364,706
International Business Machines Corp.	4,088	830,150
Johnson & Johnson	25,786	1,906,101
Kraft Foods Group, Inc.	15,013	693,901
Lam Research Corp.†	14,297	588,179
Lennar Corp., Class A	9,258	384,577
LinkedIn Corp., Class A†	4,554	563,740
Lowe’s Cos., Inc.	12,122	462,939
Macy’s, Inc.	14,364	567,522
Marathon Oil Corp.	20,442	687,056
Marathon Petroleum Corp.	10,830	803,694
Mastercard, Inc., Class A	1,068	553,651
Merck & Co., Inc.	41,334	1,787,695
MetLife, Inc.	22,614	844,407
Microsoft Corp.	55,219	1,516,866
Mohawk Industries, Inc.†	5,569	566,145
Morgan Stanley	36,154	826,119
Mosaic Co.	10,050	615,562

Security Description	Shares	Value (Note 2)

United States (continued)
Motorola Solutions, Inc.	9,509	$555,231
Mylan, Inc.†	23,934	676,614
National Oilwell Varco, Inc.	6,502	482,058
NextEra Energy, Inc.	6,218	448,007
Norfolk Southern Corp.	10,602	730,160
Occidental Petroleum Corp.	9,949	878,198
Oracle Corp.	24,871	883,169
PepsiCo, Inc.	12,777	930,804
Pfizer, Inc.	102,979	2,809,267
Philip Morris International, Inc.	10,944	964,823
Pier 1 Imports, Inc.	22,933	497,417
priceline.com, Inc.†	884	605,955
Procter & Gamble Co.	13,260	996,622
Prudential Financial, Inc.	10,487	606,988
QUALCOMM, Inc.	20,509	1,354,209
Quanta Services, Inc.†	19,789	573,287
Raytheon Co.	6,632	349,374
Ryder System, Inc.	8,878	504,093
Snap-on, Inc.	6,251	506,456
Sprint Nextel Corp.†	68,094	383,369
Starwood Hotels & Resorts Worldwide, Inc.	10,666	654,999
SunTrust Banks, Inc.	11,539	327,361
Symantec Corp.†	27,709	603,225
Target Corp.	7,183	433,925
Tech Data Corp.†	7,830	398,625
Thermo Fisher Scientific, Inc.	6,775	488,749
Time Warner, Inc.	17,233	870,611
Travelers Cos., Inc.	8,243	646,746
UGI Corp.	11,650	410,546
Union Pacific Corp.	3,423	449,988
United Technologies Corp.	10,133	887,347
UnitedHealth Group, Inc.	15,670	865,141
Universal Health Services, Inc., Class B	9,670	547,709
US Bancorp	18,516	612,880
Valero Energy Corp.	19,072	834,019
Verizon Communications, Inc.	17,983	784,239
Virgin Media, Inc.	17,240	679,084
Wal-Mart Stores, Inc.	11,622	812,959
Walt Disney Co.	9,861	531,311
Wells Fargo & Co.	54,264	1,890,015
Whirlpool Corp.	3,924	452,751
Xerox Corp.	56,730	454,407

		90,099,050

Total Common Stock (cost $161,754,235)		188,144,368

PREFERRED STOCK — 1.1%
Germany — 1.1%
Henkel AG & Co. KGaA	6,855	605,281
Volkswagen AG	6,528	1,614,528

Total Preferred Stock (cost $1,531,763)		2,219,809

Total Long-Term Investment Securities (cost $163,285,998)		190,364,177

194

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENT — 3.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $7,810,002 and collateralized by $7,960,000 of United States Treasury Notes, bearing interest at 0.75% due 06/30/2017 and having an approximate value of $7,969,950 (cost $7,810,000)	$7,810,000	7,810,000

TOTAL INVESTMENTS (cost $171,095,998)(1)	100.3%	198,174,177
Liabilities in excess of other assets	(0.3)	(683,072)

NET ASSETS	100.0%	$197,491,105

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Japan	$12,582,833	$—	$—	$12,582,833
Switzerland	10,350,628	—	—	10,350,628
United Kingdom	22,468,031	—	—	22,468,031
United States	90,099,050	—	—	90,099,050
Other Countries*	52,643,826	—	—	52,643,826
Preferred Stock	2,219,809	—	—	2,219,809
Repurchase Agreement	—	7,810,000	—	7,810,000

Total	$190,364,177	$7,810,000	$—	$198,174,177

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

195

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2013 —(unaudited)

Industry Allocation*

Repurchase Agreements	11.8%
Medical-Drugs	8.6
Banks-Commercial	8.5
Diversified Banking Institutions	4.7
Auto-Cars/Light Trucks	3.4
Oil Companies-Integrated	3.4
Food-Misc./Diversified	3.3
Chemicals-Diversified	2.5
Brewery	1.8
Telephone-Integrated	1.7
Diversified Minerals	1.6
Real Estate Operations & Development	1.2
Insurance-Multi-line	1.2
Electric-Integrated	1.2
Food-Retail	1.2
Insurance-Life/Health	1.2
Telecom Services	1.1
Real Estate Investment Trusts	1.0
Gold Mining	1.0
Tobacco	1.0
Electronic Components-Misc.	1.0
Cellular Telecom	1.0
Enterprise Software/Service	0.9
Retail-Apparel/Shoe	0.9
Agricultural Chemicals	0.9
Oil Companies-Exploration & Production	0.8
Import/Export	0.8
Machinery-Construction & Mining	0.8
Advertising Services	0.8
Engineering/R&D Services	0.8
Metal-Diversified	0.7
Real Estate Management/Services	0.7
Transport-Rail	0.7
Diversified Manufacturing Operations	0.7
Diversified Operations	0.7
Medical Products	0.7
Finance-Investment Banker/Broker	0.7
Insurance-Property/Casualty	0.7
Gas-Distribution	0.7
Beverages-Wine/Spirits	0.6
Insurance-Reinsurance	0.6
Machinery-General Industrial	0.6
Industrial Automated/Robotic	0.6
Rubber-Tires	0.6
Steel-Producers	0.6
Wireless Equipment	0.5
Soap & Cleaning Preparation	0.5
Transport-Services	0.5
Electric Products-Misc.	0.5
Building-Heavy Construction	0.5
Building Products-Cement	0.5
Auto/Truck Parts & Equipment-Original	0.4
Retail-Jewelry	0.4
Semiconductor Equipment	0.4
Textile-Apparel	0.4
Electronic Components-Semiconductors	0.4
Building-Residential/Commercial	0.4
Aerospace/Defense	0.4
Auto-Heavy Duty Trucks	0.4
Commercial Services	0.3
Paper & Related Products	0.3

Industrial Gases	0.3
Machinery-Farming	0.3
Power Converter/Supply Equipment	0.3
Machinery-Electrical	0.3
Oil Refining & Marketing	0.3
Medical Instruments	0.3
Hotels/Motels	0.3
Building & Construction-Misc.	0.2
Oil-Field Services	0.2
Publishing-Periodicals	0.2
Cable/Satellite TV	0.2
Building & Construction Products-Misc.	0.2
Cosmetics & Toiletries	0.2
Medical-Biomedical/Gene	0.2
Dialysis Centers	0.2
Metal Processors & Fabrication	0.2
Photo Equipment & Supplies	0.2
Textile-Products	0.2
Multimedia	0.2
Retail-Major Department Stores	0.2
Investment Companies	0.2
Transport-Marine	0.2
Finance-Other Services	0.2
Seismic Data Collection	0.2
Food-Catering	0.2
Retail-Misc./Diversified	0.2
Building Products-Doors & Windows	0.2
Diversified Operations/Commercial Services	0.2
Airlines	0.2
Distribution/Wholesale	0.2
Security Services	0.2
Computers-Integrated Systems	0.2
Optical Supplies	0.2
Metal-Iron	0.2
Aerospace/Defense-Equipment	0.1
Athletic Footwear	0.1
Casino Hotels	0.1
Bicycle Manufacturing	0.1
Electronic Measurement Instruments	0.1
Machine Tools & Related Products	0.1
Cruise Lines	0.1
Chemicals-Specialty	0.1
Building Products-Air & Heating	0.1
Gambling (Non-Hotel)	0.1
Commercial Services-Finance	0.1
Publishing-Books	0.1
Investment Management/Advisor Services	0.1
Audio/Video Products	0.1
Food-Meat Products	0.1
Non-Ferrous Metals	0.1
Water	0.1
Office Automation & Equipment	0.1
Television	0.1
Toys	0.1
Web Portals/ISP	0.1
Travel Services	0.1
Apparel Manufacturers	0.1
Beverages-Non-alcoholic	0.1
Human Resources	0.1
Rubber & Vinyl	0.1
Electronics-Military	0.1

196

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited) — (continued)

Internet Security	0.1
Tools-Hand Held	0.1
Resorts/Theme Parks	0.1
Diversified Financial Services	0.1
Retail-Automobile	0.1
Applications Software	0.1
Computer Data Security	0.1
Appliances	0.1
Precious Metals	0.1
Containers-Paper/Plastic	0.1
Computers-Memory Devices	0.1
Finance-Credit Card	0.1
Mining Services	0.1
Retail-Hypermarkets	0.1

98.4%

Country Allocation*

Japan	21.9%
United Kingdom	16.9
United States	11.8
Switzerland	8.3
Germany	8.0
France	5.8
Australia	4.3
Sweden	3.3
Netherlands	3.1
Singapore	2.1
Denmark	1.6
Norway	1.2
Finland	1.0
Hong Kong	1.0
Canada	0.9
Belgium	0.9
Jersey	0.9
Spain	0.8
Austria	0.8
Brazil	0.5
Poland	0.5
Philippines	0.5
Italy	0.4
Thailand	0.4
Mexico	0.3
Indonesia	0.3
Portugal	0.3
Ireland	0.2
Bermuda	0.1
Cayman Islands	0.1
Isle of Man	0.1
Luxembourg	0.1

98.4%

*	Calculated as a percentage of net assets

197

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 85.9%
Australia — 4.3%
AGL Energy, Ltd.	6,738	$108,206
ALS, Ltd.	4,093	48,017
Amcor, Ltd.	14,462	126,680
AMP, Ltd.	37,938	210,468
APA Group	9,041	54,399
Asciano, Ltd.	11,518	58,013
Aurizon Holdings, Ltd.	20,040	82,964
Australia & New Zealand Banking Group, Ltd.	32,420	898,605
BHP Billiton, Ltd.	38,950	1,522,327
Boral, Ltd.	181	927
Brambles, Ltd.	18,664	157,843
Coca-Cola Amatil, Ltd.	7,280	105,068
Cochlear, Ltd.	671	56,488
Commonwealth Bank of Australia	18,193	1,222,723
Crown, Ltd.	4,806	58,086
CSL, Ltd.	6,046	346,384
Echo Entertainment Group, Ltd.	8,637	32,424
Fortescue Metals Group, Ltd.	14,279	69,686
Goodman Group	22,317	104,725
Harvey Norman Holdings, Ltd.	6,938	14,181
Iluka Resources, Ltd.	5,258	53,295
Incitec Pivot, Ltd.	18,485	62,262
Insurance Australia Group, Ltd.	26,493	138,687
Leighton Holdings, Ltd.	1,765	38,062
Lend Lease Group	1,207	13,040
Macquarie Group, Ltd.	3,661	146,981
National Australia Bank, Ltd.	24,558	700,664
Newcrest Mining, Ltd.	13,370	326,248
Orica, Ltd.	4,219	112,761
Origin Energy, Ltd.	13,113	172,159
QBE Insurance Group, Ltd.	11,791	146,564
Rio Tinto, Ltd.	5,169	357,696
Santos, Ltd.	11,319	141,169
Shopping Centres Australasia Property Group†	2,807	4,771
Sonic Healthcare, Ltd.	5,344	76,179
Stockland	68,333	245,839
Suncorp Group, Ltd.	14,739	162,920
Tabcorp Holdings, Ltd.	8,309	26,427
Tatts Group, Ltd.	16,126	54,821
Telstra Corp., Ltd.	48,023	230,361
Toll Holdings, Ltd.	8,061	44,300
Transurban Group	15,616	99,335
Wesfarmers, Ltd.	11,614	455,376
Westfield Group	30,413	354,570
Westfield Retail Trust	51,100	171,052
Westpac Banking Corp.	33,040	966,093
Woodside Petroleum, Ltd.	7,526	278,372
Woolworths, Ltd.	14,039	457,349
WorleyParsons, Ltd.	2,638	69,405

		11,384,972

Austria — 0.8%
Erste Group Bank AG†	24,937	839,207
OMV AG	5,859	241,525
Raiffeisen Bank International AG	5,586	250,711
Telekom Austria AG	19,974	147,889
Verbund AG	3,656	77,912
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,855	151,126

Security Description	Shares	Value (Note 2)

Austria (continued)
Voestalpine AG	9,109	$333,571

		2,041,941

Belgium — 0.9%
Ageas	900	29,701
Anheuser-Busch InBev NV (BSE)	17,159	1,488,775
Anheuser-Busch InBev NV (VVPR)†	10,360	14
Belgacom SA	1,994	60,864
Groupe Bruxelles Lambert SA	1,996	166,676
KBC Groep NV	2,224	87,678
Solvay SA	1,106	173,900
Telenet Group Holding NV	1,100	52,051
UCB SA	2,269	130,982
Umicore SA	2,656	138,302

		2,328,943

Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	37,832
First Pacific Co.,	28,000	36,032
Kerry Properties, Ltd.	9,000	48,740
Li & Fung, Ltd.	62,000	87,459
Noble Group, Ltd.	76,090	75,005
Shangri-La Asia, Ltd.	20,000	47,347
Yue Yuen Industrial Holdings, Ltd.	10,000	33,654

		366,069

Brazil — 0.3%
All America Latina Logistica SA	7,200	31,348
Banco Bradesco SA	1,500	26,658
Banco do Brasil SA	1,500	18,380
Banco Santander Brasil SA	2,200	16,185
BM&FBovespa SA	4,300	30,101
BR Malls Participacoes SA	1,100	14,241
BRF — Brasil Foods SA	11,902	261,427
CCR SA	2,200	22,703
Cia de Saneamento Basico do Estado de Sao Paulo	400	18,018
Cia Siderurgica Nacional SA	1,700	9,177
Cielo SA	700	19,798
Embraer SA	1,900	15,695
Fibria Celulose SA†	600	7,352
Hypermarcas SA†	1,000	8,637
Lojas Renner SA	400	16,011
Natura Cosmeticos SA	600	16,180
OGX Petroleo e Gas Participacoes SA	3,100	6,383
Petroleo Brasileiro SA	6,100	55,843
Souza Cruz SA	1,100	18,201
Ultrapar Participacoes SA	900	21,725
Vale SA	2,400	48,522
WEG SA	600	7,611

		690,196

Canada — 0.9%
Agnico-Eagle Mines, Ltd.	3,800	173,846
Barrick Gold Corp.	22,100	703,726
Eldorado Gold Corp.	12,400	138,621
Franco-Nevada Corp.	3,000	160,347
Goldcorp, Inc.	17,500	616,378
IAMGOLD Corp.	8,400	68,975
Kinross Gold Corp.	25,200	206,673
New Gold, Inc.†	10,100	98,124
Yamana Gold, Inc.	17,000	277,822

		2,444,512

198

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	2,200	$27,772
MGM China Holdings, Ltd.	25,600	60,473
Sands China, Ltd.	29,600	149,233
Wynn Macau, Ltd.†	18,800	52,724

		290,202

Denmark — 1.6%
AP Moeller — Maersk A/S, Series A	16	121,018
AP Moeller — Maersk A/S, Series B	40	319,435
Carlsberg A/S, Class B	3,045	325,852
Coloplast A/S	3,660	193,168
Danske Bank A/S†	18,604	356,864
DSV A/S	5,672	145,550
Novo Nordisk A/S, Class B	11,768	2,165,259
Novozymes A/S, Class B	7,414	243,414
TDC A/S	36,291	277,729

		4,148,289

Finland — 1.0%
Elisa Oyj	6,593	156,839
Fortum Oyj	11,689	219,183
Kesko Oyj, Class B	10,692	350,745
Kone Oyj, Class B	3,359	277,072
Metso Oyj	6,391	286,104
Neste Oil Oyj	8,347	133,169
Nokia Oyj	94,312	369,060
Sampo Oyj, Class A	8,082	290,256
Stora Enso Oyj, Class R	12,969	92,537
UPM-Kymmene Oyj	22,538	275,266
Wartsila Oij ABP	4,117	195,932

		2,646,163

France — 5.8%
Accor SA	1,748	68,236
Air Liquide SA	2,349	300,257
Alstom SA	10,412	462,152
AtoS	273	19,972
AXA SA	9,593	177,666
BNP Paribas SA	13,744	862,353
Bouygues SA	10,346	293,740
Cap Gemini SA	892	43,002
Carrefour SA	5,241	149,299
Casino Guichard Perrachon SA	201	19,691
Christian Dior SA	1,302	227,523
Cie de St-Gobain	8,318	343,004
Cie Generale d’Optique Essilor International SA	1,708	174,143
Cie Generale de Geophysique —Veritas†	17,060	495,596
Cie Generale des Etablissements Michelin	3,885	361,500
CNP Assurances	2,057	34,033
Credit Agricole SA	14,525	143,577
Danone SA	9,275	642,778
Dassault Systemes SA	356	39,579
Edenred	1,748	56,037
Electricite de France SA	926	17,785
Eurazeo	256	13,515
Fonciere Des Regions	196	16,556
France Telecom SA	8,705	98,836
GDF Suez	5,808	119,159
Gecina SA	184	20,861
ICADE	167	14,739
Imerys SA	258	17,053

Security Description	Shares	Value (Note 2)

France (continued)
Klepierre	731	$28,834
L’Oreal SA	420	62,388
Lafarge SA	6,164	376,878
Lagardere SCA	1,554	56,190
Legrand SA	4,681	212,445
LVMH Moet Hennessy Louis Vuitton SA	5,254	990,540
Natixis	16,703	66,246
Pernod-Ricard SA	828	103,657
Peugeot SA†	883	6,887
PPR	1,128	242,605
Publicis Groupe SA	3,122	204,556
Remy Cointreau SA	399	50,920
Renault SA	487	29,369
Safran SA	4,632	212,674
Sanofi	23,024	2,246,488
Schneider Electric SA	10,021	763,326
SCOR SE	3,894	112,090
Societe BIC SA	246	33,121
Societe Generale SA†	26,711	1,206,825
Sodexo	899	80,051
Technip SA	5,146	558,001
Total SA	20,428	1,107,545
Unibail-Rodamco SE	1,348	318,566
Veolia Environnement SA	2,530	32,621
Vinci SA	13,892	707,818
Vivendi SA	13,599	291,558

		15,334,841

Germany — 7.5%
Adidas AG	3,359	312,190
Allianz SE	10,684	1,528,286
Axel Springer AG	700	32,734
BASF SE	20,655	2,093,868
Bayer AG	17,640	1,740,803
Bayerische Motoren Werke AG	7,158	720,674
Beiersdorf AG	2,288	200,845
Brenntag AG	864	123,121
Celesio AG	3,481	63,241
Commerzbank AG†	78,998	173,123
Continental AG	618	72,542
Daimler AG	17,305	1,007,423
Deutsche Bank AG	17,391	902,272
Deutsche Boerse AG	1,877	123,492
Deutsche Lufthansa AG	7,138	141,745
Deutsche Post AG	33,772	793,074
Deutsche Telekom AG	55,264	679,390
E.ON SE	48,488	843,043
Fraport AG Frankfurt Airport Services Worldwide	655	39,710
Fresenius Medical Care AG & Co. KGaA	7,979	562,604
Fresenius SE & Co. KGaA	505	61,472
GEA Group AG	3,639	131,926
Hannover Rueckversicherung AG	2,864	231,225
Infineon Technologies AG	4,959	44,743
K+S AG	4,086	184,470
Kabel Deutschland Holding AG	1,514	122,767
Lanxess AG	1,088	91,887
Linde AG	2,977	543,268
Merck KGaA	1,383	192,385
Metro AG	12,474	385,067
Muenchener Rueckversicherungs AG	4,901	900,698
RWE AG	8,267	310,987

199

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany (continued)
SAP AG	30,178	$2,472,475
Siemens AG	11,815	1,296,869
ThyssenKrupp AG	6,445	156,556
United Internet AG	2,034	47,295
Volkswagen AG	1,998	461,326

		19,789,596

Hong Kong — 1.0%
Bank of East Asia, Ltd.	18,189	74,464
BOC Hong Kong Holdings, Ltd.	42,000	144,055
Cheung Kong Holdings, Ltd.	16,000	262,217
China Merchants Holdings International Co., Ltd.	29	103
CLP Holdings, Ltd.	22,500	190,899
Hang Lung Properties, Ltd.	27,000	101,832
Hang Seng Bank, Ltd.	10,800	176,858
Henderson Land Development Co., Ltd.	11,388	81,790
Hong Kong & China Gas Co., Ltd.	55,000	156,375
Hong Kong Exchanges and Clearing, Ltd.	12,259	232,838
Hutchison Whampoa, Ltd.	24,000	268,303
Link REIT	26,488	137,300
MTR Corp., Ltd.	18,500	76,095
New World Development Co., Ltd.	42,425	78,227
Power Assets Holdings, Ltd.	16,500	142,652
Sino Land Co., Ltd.	33,097	61,880
SJM Holdings, Ltd.	20,000	54,930
Sun Hung Kai Properties, Ltd.	123	2,017
Swire Pacific, Ltd., Class A	8,500	109,272
Wharf Holdings, Ltd.	17,000	150,044
Wheelock & Co., Ltd.	11,000	61,912

		2,564,063

Indonesia — 0.3%
Adaro Energy Tbk PT	74,400	12,604
Astra International Tbk PT	140,000	105,647
Bank Central Asia Tbk PT	85,500	84,710
Bank Danamon Indonesia Tbk PT	21,500	13,465
Bank Mandiri Persero Tbk PT	65,500	60,860
Bank Negara Indonesia Persero Tbk PT	56,000	22,567
Bank Rakyat Indonesia Persero Tbk PT	78,500	64,073
Bumi Resources Tbk PT	129,000	9,006
Charoen Pokphand Indonesia Tbk PT	60,000	23,871
Gudang Garam Tbk PT	4,000	21,294
Indo Tambangraya Megah PT	3,093	13,163
Indocement Tunggal Prakarsa Tbk PT	10,500	23,447
Indofood Sukses Makmur Tbk PT	32,500	20,187
Kalbe Farma Tbk PT	185,000	20,703
Perusahaan Gas Negara Persero Tbk PT	76,000	36,478
Semen Gresik (Persero) PT	25,500	41,234
Tambang Batubara Bukit Asam Tbk PT	6,000	9,548
Telekomunikasi Indonesia Persero Tbk PT	69,000	68,717
Unilever Indonesia Tbk PT	10,000	22,639
United Tractors Tbk PT	11,772	23,870

		698,083

Ireland — 0.2%
CRH PLC	8,517	183,990
Elan Corp. PLC (ISE)†	2,486	26,072
Elan Corp. PLC (LSE)†	9,845	103,251
Kerry Group PLC, Class A (ISE)	1,144	60,036
Prothena Corp. PLC	240	1,442
Ryanair Holdings PLC ADR	400	15,580

		390,371

Security Description	Shares	Value (Note 2)

Isle of Man — 0.1%
Genting Singapore PLC	217,000	$271,765

Italy — 0.4%
Banco Popolare SC†	30,778	64,148
Fiat Industrial SpA	18,407	237,059
Intesa Sanpaolo SpA	139,824	285,160
Luxottica Group SpA	2,784	128,108
UniCredit SpA†	55,531	358,603
Unione di Banche Italiane SCPA	11,891	62,096

		1,135,174

Japan — 21.9%
ABC-Mart, Inc.	1,000	38,056
Aeon Mall Co., Ltd.	4,700	113,330
Ajinomoto Co., Inc.	24,000	325,704
Asahi Glass Co., Ltd.	62,200	412,195
Asahi Kasei Corp.	31,000	178,993
Asics Corp.	5,500	78,249
Astellas Pharma, Inc.	12,500	636,311
Bank of Kyoto, Ltd.	14,000	115,895
Bank of Yokohama, Ltd.	65,000	310,624
Benesse Holdings, Inc.	1,700	74,176
Bridgestone Corp.	44,900	1,174,976
Canon, Inc.	6,800	250,227
Central Japan Railway Co.	4,100	358,686
Chiba Bank, Ltd.	30,000	186,998
Chubu Electric Power Co., Inc.	6,400	80,835
Chugai Pharmaceutical Co., Ltd.	6,200	127,532
Credit Saison Co., Ltd.	5,500	116,261
Dai Nippon Printing Co., Ltd.	12,400	100,209
Daihatsu Motor Co., Ltd.	7,000	145,596
Daiichi Sankyo Co., Ltd.	18,200	308,093
Daikin Industries, Ltd.	6,200	236,623
Daito Trust Construction Co., Ltd.	4,600	453,737
Daiwa House Industry Co., Ltd.	30,400	558,167
Daiwa Securities Group, Inc.	91,000	528,416
Denso Corp.	15,209	568,809
East Japan Railway Co.	9,400	635,267
Eisai Co., Ltd.	15,100	660,506
FANUC Corp.	10,600	1,651,813
Fast Retailing Co., Ltd.	4,100	1,079,644
Fuji Heavy Industries, Ltd.	22,000	296,156
FUJIFILM Holdings Corp.	13,800	274,959
Fujitsu, Ltd.	51,400	207,972
Fukuoka Financial Group, Inc.	30,000	126,305
GS Yuasa Corp.	13,000	46,345
Hamamatsu Photonics KK	2,500	95,549
Hankyu Hanshin Holdings, Inc.	21,000	114,594
Hirose Electric Co., Ltd.	700	83,209
Hisamitsu Pharmaceutical Co., Inc.	1,700	91,000
Hitachi Metals, Ltd.	6,000	51,506
Hitachi, Ltd.	93,800	555,958
Honda Motor Co., Ltd.	35,504	1,360,835
Hoya Corp.	27,600	532,714
IHI Corp.	28,000	72,568
Inpex Corp.	93	539,013
Isuzu Motors, Ltd.	44,000	275,707
ITOCHU Corp.	33,400	377,665
Japan Real Estate Investment Corp.	28	282,924
Japan Retail Fund Investment Corp.	90	170,463
JFE Holdings, Inc.	10,200	217,396
JGC Corp.	13,000	368,057
Joyo Bank, Ltd.	37,000	173,580

200

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
JSR Corp.	10,900	$215,270
JX Holdings, Inc.	59,500	351,359
Kajima Corp.	27,800	83,298
Kansai Electric Power Co., Inc.	11,000	104,653
Kansai Paint Co., Ltd.	8,000	88,972
Kawasaki Heavy Industries, Ltd.	21,000	64,990
Keikyu Corp.	12,000	101,832
Keio Corp.	5,000	37,126
Keyence Corp.	1,290	357,891
Kintetsu Corp.	41,500	170,638
Kobe Steel, Ltd.	49,000	60,550
Komatsu, Ltd.	57,000	1,517,798
Konami Corp.	3,300	69,829
Konica Minolta Holdings, Inc.	13,000	103,352
Kubota Corp.	73,000	833,419
Kuraray Co., Ltd.	21,000	269,605
Kurita Water Industries, Ltd.	1,400	27,496
Kyocera Corp.	4,500	406,966
Kyushu Electric Power Co., Inc.	3,600	34,604
LIXIL Group Corp.	4,800	111,490
Makita Corp.	4,100	199,743
Marubeni Corp.	43,200	316,991
Mitsubishi Chemical Holdings Corp.	34,000	157,647
Mitsubishi Corp.	29,300	617,753
Mitsubishi Electric Corp.	37,800	312,916
Mitsubishi Estate Co., Ltd.	67,000	1,622,155
Mitsubishi Heavy Industries, Ltd.	72,400	387,157
Mitsubishi Materials Corp.	51,000	163,410
Mitsubishi Tanabe Pharma Corp.	6,500	87,216
Mitsubishi UFJ Financial Group, Inc.	152,911	871,197
Mitsui & Co., Ltd.	35,100	530,079
Mitsui Fudosan Co., Ltd.	46,000	1,050,839
Mitsui OSK Lines, Ltd.	3,000	9,875
Mizuho Financial Group, Inc.	794,000	1,588,955
MS&AD Insurance Group Holdings	8,900	186,769
Murata Manufacturing Co., Ltd.	5,700	350,932
Nabtesco Corp.	3,400	70,718
Namco Bandai Holdings, Inc.	1,900	27,073
NEC Corp.	63,800	155,584
Nexon Co., Ltd.†	2,100	22,069
NGK Insulators, Ltd.	8,400	97,829
NGK Spark Plug Co., Ltd.	11,000	139,537
NHK Spring Co., Ltd.	6,000	52,556
Nidec Corp.	2,300	131,795
Nikon Corp.	5,900	168,461
Nintendo Co., Ltd.	2,200	214,599
Nippon Building Fund, Inc.	32	329,991
Nippon Express Co., Ltd.	22,400	92,593
Nippon Steel & Sumitomo Metal Corp.	193,000	533,971
Nippon Telegraph & Telephone Corp.	6,900	288,993
Nippon Yusen KK	31,000	74,241
Nissan Motor Co., Ltd.	52,900	541,466
Nitto Denko Corp.	11,600	654,557
NKSJ Holdings, Inc.	6,200	130,244
Nomura Holdings, Inc.	132,800	763,878
Nomura Research Institute, Ltd.	3,600	82,476
NSK, Ltd.	13,000	91,979
NTT Data Corp.	41	125,226
NTT DOCOMO, Inc.	93	141,262
Obayashi Corp.	17,000	87,189
OJI Holdings Corp.	28,800	93,223

Security Description	Shares	Value (Note 2)

Japan (continued)
Omron Corp.	6,200	$147,398
Ono Pharmaceutical Co., Ltd.	2,200	115,840
Oriental Land Co., Ltd.	1,500	199,464
ORIX Corp.	1,000	106,840
Osaka Gas Co., Ltd.	31,200	117,028
Otsuka Holdings Co., Ltd.	6,600	212,771
Resona Holdings, Inc.	21,000	93,466
Rinnai Corp.	1,200	84,772
Rohm Co., Ltd.	4,000	132,976
Sanrio Co., Ltd.	1,600	63,951
Santen Pharmaceutical Co., Ltd.	4,800	197,627
Secom Co., Ltd.	3,300	164,558
Sekisui Chemical Co., Ltd.	13,000	125,245
Sekisui House, Ltd.	25,400	279,429
Shimamura Co., Ltd.	600	58,921
Shimano, Inc.	5,400	368,484
Shin-Etsu Chemical Co., Ltd.	25,648	1,567,853
Shionogi & Co., Ltd.	7,900	141,162
Shizuoka Bank, Ltd.	29,000	273,367
Showa Denko KK	20,000	30,620
SMC Corp.	3,300	570,901
Softbank Corp.	23,100	823,511
Sony Corp.	18,347	273,264
Stanley Electric Co., Ltd.	1,500	24,523
Sumitomo Chemical Co., Ltd.	33,400	97,521
Sumitomo Corp.	21,800	281,783
Sumitomo Electric Industries, Ltd.	13,300	149,660
Sumitomo Heavy Industries, Ltd.	10,000	44,180
Sumitomo Metal Mining Co., Ltd.	44,400	690,920
Sumitomo Mitsui Financial Group, Inc.	46,700	1,874,230
Sumitomo Mitsui Trust Holdings, Inc.	233,518	863,132
Sumitomo Realty & Development Co., Ltd.	20,000	609,109
Sysmex Corp.	2,600	124,107
T&D Holdings, Inc.	11,000	135,808
Taiheiyo Cement Corp.	18,000	49,013
Taisei Corp.	25,000	74,635
Takeda Pharmaceutical Co., Ltd.	49,800	2,559,571
TDK Corp.	3,400	125,857
Teijin, Ltd.	23,800	54,656
Terumo Corp.	11,000	481,164
THK Co., Ltd.	1,300	22,575
Tobu Railway Co., Ltd.	21,200	113,830
Tohoku Electric Power Co., Inc.†	6,400	52,071
Tokio Marine Holdings, Inc.	18,371	543,024
Tokyo Electron, Ltd.	5,900	252,917
Tokyo Gas Co., Ltd.	33,400	157,421
Tokyu Corp.	29,000	157,614
Tokyu Land Corp.	33,000	235,289
TonenGeneral Sekiyu KK	9,000	78,441
Toppan Printing Co., Ltd.	10,200	63,245
Toray Industries, Inc.	85,100	491,364
Toshiba Corp.	79,000	350,746
Toyota Industries Corp.	2,250	74,676
Toyota Motor Corp.	64,700	3,088,365
Trend Micro, Inc.	7,100	207,383
Unicharm Corp.	6,800	360,654
USS Co., Ltd.	680	76,295
West Japan Railway Co.	1,200	47,373
Yahoo Japan Corp.	487	191,456
Yamada Denki Co., Ltd.	2,610	100,467
Yamaha Motor Co., Ltd.	1,100	13,966
Yamato Holdings Co., Ltd.	6,300	105,890

		57,571,064

201

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Jersey — 0.9%
Experian PLC	15,606	$267,560
Petrofac, Ltd.	2,501	64,973
Shire PLC	81	2,714
Wolseley PLC	3,815	178,190
WPP PLC	114,060	1,793,615

		2,307,052

Luxembourg — 0.1%
ArcelorMittal	6,434	110,206
Millicom International Cellular SA SDR	374	34,471
SES SA FDR	2,983	91,315
Subsea 7 SA	1,133	27,418

		263,410

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	97,683	50,118

Mexico — 0.3%
Alfa SAB de CV, Class A	20,200	48,710
America Movil SAB de CV, Series L	160,700	202,730
Cemex SAB de CV CPO†	38,900	42,374
Coca-Cola Femsa SAB de CV, Series L	1,800	28,485
Fomento Economico Mexicano SAB de CV	8,000	86,452
Grupo Financiero Banorte SAB de CV, Class O	8,300	57,126
Grupo Financiero Inbursa SAB de CV, Class O	9,100	25,515
Grupo Mexico SAB de CV, Class B	16,300	60,638
Grupo Televisa SAB	14,400	80,808
Industrias Penoles SAB de CV	635	31,133
Mexichem SAB de CV	5,100	28,840
Wal-Mart de Mexico SAB de CV, Series V	27,100	87,686

		780,497

Netherlands — 3.1%
Aegon NV	36,142	241,835
Akzo Nobel NV	6,809	465,869
ASML Holding NV	10,056	755,069
Corio NV	1,494	72,551
European Aeronautic Defence and Space Co. NV	7,626	358,321
Fugro NV CVA	788	47,757
Gemalto NV	1,792	159,568
Heineken NV	14,792	1,040,181
ING Groep NV CVA†	81,139	820,661
Koninklijke Ahold NV	46,829	687,984
Koninklijke Boskalis Westminster NV	4,151	190,110
Koninklijke DSM NV	2,846	174,493
Koninklijke KPN NV	30,285	170,488
Koninklijke Philips Electronics NV	19,125	597,522
Randstad Holding NV	4,202	174,245
Reed Elsevier NV	18,448	286,682
STMicroelectronics NV	6,546	56,351
TNT Express NV	20,656	158,716
Unilever NV CVA	28,563	1,155,729
Wolters Kluwer NV	20,123	407,933

		8,022,065

Norway — 1.2%
Aker Solutions ASA	9,821	214,833
DNB ASA	14,343	200,590
Norsk Hydro ASA	12,940	61,989
Orkla ASA	24,431	215,558

Security Description	Shares	Value (Note 2)

Norway (continued)
Statoil ASA	16,158	$430,355
Telenor ASA	57,803	1,275,012
Yara International ASA	14,599	779,002

		3,177,339

Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	78,000	106,499
Aboitiz Power Corp.	67,200	62,930
Alliance Global Group, Inc.	148,500	69,058
Ayala Corp.	8,150	113,781
Ayala Land, Inc.	195,700	139,494
Bank of the Philippine Islands	66,100	162,468
Energy Development Corp.	284,000	49,910
Metropolitan Bank & Trust	38,960	100,931
Philippine Long Distance Telephone Co.	1,730	118,466
SM Investments Corp.	6,810	159,349
SM Prime Holdings, Inc.	245,500	105,839

		1,188,725

Poland — 0.5%
Bank Pekao SA	2,772	136,484
BRE Bank SA†	405	42,384
Cyfrowy Polsat SA†	6,119	33,156
Eurocash SA	1,656	26,946
Jastrzebska Spolka Weglowa SA	988	30,044
KGHM Polska Miedz SA	3,160	193,104
PGE SA	18,904	104,329
Polski Koncern Naftowy Orlen SA†	8,046	127,541
Polskie Gornictwo Naftowe I Gazownictwo SA	42,927	76,378
Powszechna Kasa Oszczednosci Bank Polski SA	16,954	189,932
Powszechny Zaklad Ubezpieczen SA	1,300	171,374
Tauron Polska Energia SA	34,000	51,915
Telekomunikacja Polska SA	17,542	68,098

		1,251,685

Portugal — 0.3%
Banco Espirito Santo SA	60,135	85,326
EDP—Energias de Portugal SA	59,486	191,829
Galp Energia SGPS SA	8,542	138,774
Jeronimo Martins SGPS SA	7,006	148,922
Portugal Telecom SGPS SA	19,047	111,207

		676,058

Singapore — 2.1%
Ascendas Real Estate Investment Trust	46,000	94,033
CapitaLand, Ltd.	75,000	242,395
CapitaMall Trust	66,004	113,060
City Developments, Ltd.	16,983	160,410
ComfortDelGro Corp., Ltd.	54,481	84,958
DBS Group Holdings, Ltd.	63,947	772,955
Fraser and Neave, Ltd.	32,000	246,920
Jardine Cycle & Carriage, Ltd.	2,025	82,806
Keppel Corp., Ltd.	46,200	429,281
Oversea-Chinese Banking Corp., Ltd.	119,901	947,466
SembCorp Industries, Ltd.	34,370	152,182
SembCorp Marine, Ltd.	29,800	113,888
Singapore Airlines, Ltd. 200	4,000	35,551
Singapore Airlines, Ltd.	17,810	158,148
Singapore Exchange, Ltd.	19,008	119,640
Singapore Press Holdings, Ltd.	26,952	89,285
Singapore Technologies Engineering, Ltd.	40,000	126,692

202

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	236,560	$668,978
United Overseas Bank, Ltd.	56,059	853,805
Wilmar International, Ltd.	33,000	101,854

		5,594,307

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	75,791	753,809
Banco de Sabadell SA†	39,283	105,237
Banco Popular Espanol SA†	81,168	73,179
Banco Santander SA	139,570	1,170,972
CaixaBank	13,366	52,757

		2,155,954

Sweden — 3.3%
Alfa Laval AB	5,446	116,323
Assa Abloy AB, Class B	7,131	266,942
Atlas Copco AB, Class A	12,754	363,692
Atlas Copco AB, Class B	7,131	181,924
Electrolux AB, Series B	5,391	142,452
Elekta AB, Series B	9,148	136,115
Getinge AB, Class B	11,967	369,296
Hennes & Mauritz AB, Class B	29,054	1,070,243
Investment AB Kinnevik, Class B	1,059	24,419
Investor AB, Class B	11,456	325,417
Lundin Petroleum AB†	3,482	89,434
Nordea Bank AB	77,091	850,592
Ratos AB, Class B Series B	853	8,224
Sandvik AB	20,785	333,784
Scania AB, Class B	7,224	148,279
Securitas AB, Class B	18,483	172,828
Skandinaviska Enskilda Banken AB, Class A	9,506	95,316
Skanska AB, Class B	10,132	172,270
SKF AB, Class B	8,175	202,901
Svenska Cellulosa AB, Class B	20,347	493,486
Svenska Handelsbanken AB, Class A	18,202	744,359
Swedbank AB, Class A	3,842	90,644
Swedish Match AB	5,759	216,126
Tele2 AB, Class B	10,873	195,130
Telefonaktiebolaget LM Ericsson, Class B	94,330	1,097,922
TeliaSonera AB	53,508	386,213
Volvo AB, Class B	26,892	398,018

		8,692,349

Switzerland — 8.3%
ABB, Ltd.	58,396	1,252,557
Baloise Holding AG	1,037	93,895
Banque Cantonale Vaudoise	93	49,691
Cie Financiere Richemont SA, Class A	9,409	773,874
Credit Suisse Group AG†	26,164	773,377
Geberit AG	873	204,136
Givaudan SA	156	173,476
Holcim, Ltd.†	5,294	412,153
Julius Baer Group, Ltd.	4,207	172,200
Logitech International SA	5,315	35,743
Lonza Group AG	850	50,063
Nestle SA	83,454	5,859,800
Novartis AG	54,882	3,739,008
Pargesa Holding SA	111	8,239
Roche Holding AG	14,270	3,158,044

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Schindler Holding AG	1,056	$156,651
Sonova Holding AG	936	108,303
Swatch Group AG	614	336,939
Swiss Life Holding AG	488	73,357
Swiss Prime Site AG	972	82,188
Swiss Re AG	6,097	453,900
Swisscom AG	299	132,571
Syngenta AG	3,661	1,580,580
UBS AG	78,900	1,368,103
Zurich Insurance Group AG†	2,085	599,805

		21,648,653

Thailand — 0.4%
Bangkok Bank PCL	13,500	94,618
Bangkok Bank PCL (Foreign Shares)	24,400	180,013
Bank of Ayudhya PCL	54,200	63,615
Kasikornbank PCL	17,100	113,828
Kasikornbank PCL (Foreign Shares)	33,500	224,681
Krung Thai Bank PCL	94,000	72,817
Siam Commercial Bank PCL	43,800	262,918
Univest Land PCL†(1)(2)	22,500	0

		1,012,490

United Kingdom — 16.9%
3i Group PLC	8,040	33,562
Aberdeen Asset Management PLC	15,507	98,967
Admiral Group PLC	2,826	54,815
Aggreko PLC	35,147	890,218
AMEC PLC	3,190	54,692
Anglo American PLC	25,383	759,457
Antofagasta PLC	137	2,481
ARM Holdings PLC	54,464	745,459
AstraZeneca PLC	26,836	1,299,415
Aviva PLC	37,877	220,287
BAE Systems PLC	80,797	435,177
Barclays PLC	124,124	592,551
BG Group PLC	62,191	1,104,711
BHP Billiton PLC	17,642	603,533
BP PLC	273,615	2,025,478
British American Tobacco PLC	33,517	1,745,176
British Land Co. PLC	17,666	157,463
British Sky Broadcasting Group PLC	44,082	571,547
BT Group PLC	108,730	428,700
Bunzl PLC	7,172	128,876
Capita PLC	3,366	42,014
Capital Shopping Centres Group PLC	9,622	54,358
Carnival PLC	8,698	353,291
Centrica PLC	70,240	390,125
Cobham PLC	24,131	81,021
Compass Group PLC	39,659	480,550
Croda International PLC	2,262	86,962
Diageo PLC	44,155	1,314,460
Evraz PLC	7,005	32,052
GKN PLC	24,900	95,095
GlaxoSmithKline PLC	95,056	2,179,219
Hammerson PLC	14,140	108,923
HSBC Holdings PLC	436,704	4,963,954
ICAP PLC	25,971	134,362
Imperial Tobacco Group PLC	16,391	609,609
InterContinental Hotels Group PLC	6,071	178,707
Intertek Group PLC	2,492	122,877

203

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Investec PLC	2,752	$20,160
J Sainsbury PLC	20,510	107,573
Johnson Matthey PLC	3,258	117,037
Kingfisher PLC	15,874	67,900
Land Securities Group PLC	15,555	198,102
Legal & General Group PLC	167,428	404,684
Lloyds Banking Group PLC†	160,253	131,300
Marks & Spencer Group PLC	49,090	295,622
Meggitt PLC	12,416	85,659
National Grid PLC	44,511	488,161
Next PLC	3,368	216,764
Old Mutual PLC	79,137	235,208
Pearson PLC	25,805	488,665
Prudential PLC	36,487	554,379
Reckitt Benckiser Group PLC	15,779	1,051,571
Reed Elsevier PLC	23,872	260,105
Rexam PLC†	12,422	92,299
Rio Tinto PLC	24,983	1,410,580
Rolls-Royce Holdings PLC	26,578	398,765
Royal Bank of Scotland Group PLC†	27,717	150,912
Royal Dutch Shell PLC, Class A	75,268	2,675,195
Royal Dutch Shell PLC, Class B	48,465	1,763,294
RSA Insurance Group PLC	57,673	120,465
SABMiller PLC	37,806	1,888,750
Sage Group PLC	32,665	167,180
Schroders PLC	1,304	40,019
Segro PLC	14,964	58,905
Severn Trent PLC	6,351	163,379
Smith & Nephew PLC	65,985	760,298
Smiths Group PLC	4,764	92,709
SSE PLC	18,988	427,331
Standard Chartered PLC	59,679	1,587,769
Standard Life PLC	31,313	171,633
Tesco PLC	115,442	652,353
TUI Travel PLC	50,471	232,777
Tullow Oil PLC	385	6,949
Unilever PLC	17,766	723,301
United Utilities Group PLC	3,444	39,983
Vodafone Group PLC	733,424	2,001,885
Weir Group PLC	2,914	91,693
Whitbread PLC	3,738	152,362
WM Morrison Supermarkets PLC	266	1,059
Xstrata PLC	30,323	568,210

		44,343,089

Total Common Stock (cost $195,394,670)		225,260,035

PREFERRED STOCK — 0.7%
Brazil — 0.2%
Banco Bradesco SA	4,225	77,653
Bradespar SA	639	9,912
Cia Brasileira de Distribuicao Grupo Pao de Acucar	337	15,891
Cia de Bebidas das Americas	1,700	80,076
Cia Energetica de Minas Gerais	1,380	14,969
Gerdau SA	1,881	16,502
Itau Unibanco Holding SA	4,952	85,420
Itausa — Investimentos Itau SA	6,029	30,518
Klabin SA	1,584	10,858
Lojas Americanas SA	1,386	12,368
Metalurgica Gerdau SA	646	7,231
Oi SA	2,334	9,435

Security Description	Shares/ Principal Amount	Value (Note 2)

Brazil (continued)
Petroleo Brasileiro SA	9,426	$85,581
Telefonica Brasil SA	918	23,184
Vale SA, Class A	4,872	94,683

		574,281

Germany — 0.5%
Henkel AG & Co. KGaA	3,642	321,581
Porsche Automobil Holding SE	2,549	221,852
ProSiebenSat.1 Media AG	6,119	209,288
RWE AG	645	22,731
Volkswagen AG	2,245	555,241

		1,330,693

United Kingdom — 0.0%
Rexam PLC Class B(1)(2)	13,802	9,850

Total Preferred Stock (cost $1,540,298)		1,914,824

Total Long-Term Investment Securities (cost $196,934,968)		227,174,859

REPURCHASE AGREEMENT — 11.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $30,913,000 and collateralized by $31,495,000 of United States Treasury Notes, bearing interest at 0.75%, due 06/30/2017 and having an approximate value of $31,534,369 (cost $30,913,000)	$30,913,000	30,913,000

TOTAL INVESTMENTS — (cost $227,847,968)(3)	98.4%	258,087,859
Other assets less liabilities	1.6	4,310,731

NET ASSETS —	100.0%	$262,398,590

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $9,850 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

BSE — Brussells Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

204

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2013	Unrealized Appreciation (Depreciation)
34	Long	Hang Seng China Enterprise Index	February 2013	$5,162,429	$5,211,749	$49,320
125	Long	CAC 40 Index	February 2013	6,287,586	6,333,293	45,707
9	Long	Dax Index	March 2013	2,382,323	2,381,719	(604)
33	Long	Dow Jones Euro Stoxx 35	February 2013	3,844,812	3,758,044	(86,768)
28	Long	MSCI Taiwan Index	February 2013	780,640	789,320	8,680
73	Long	Financial Times Stock Exch. Milano Borso Index	March 2013	8,048,259	8,649,660	601,401
38	Long	SPI 200 Australian Index	March 2013	4,510,473	4,799,746	289,273
23	Long	Topix Index	March 2013	2,155,545	2,357,975	202,430

						$1,109,439

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse London Branch	CAD	1,398,914	USD	1,421,054	2/21/2013	$19,106	$—

Deutsche Bank AG	EUR	2,794,911	USD	3,728,830	2/21/2013	—	(66,475)
	USD	3,272,525	EUR	2,451,237	2/21/2013	56,095	—
	USD	8,412,037	GBP	5,228,732	2/21/2013	—	(120,061)

						56,095	(186,536)

JPMorgan Chase Bank N.A.	USD	18,121,760	EUR	13,572,776	2/21/2013	309,181	—

Mellon Bank N.A.	USD	10,947,341	AUD	10,402,757	2/21/2013	—	(113,383)

Royal Bank of Scotland PLC	JPY	3,229,682,257	USD	35,927,786	2/21/2013	605,601	—
	USD	13,238,615	JPY	1,199,862,001	2/21/2013	—	(116,040)

						605,601	(116,040)

State Street Bank & Trust Company	GBP	8,112,439	USD	12,763,095	2/21/2013	—	(102,002)
	HKD	9,809,010	USD	1,265,530	2/21/2013	653	—
	USD	1,393,470	CHF	1,292,218	2/21/2013	26,718	—

						27,371	(102,002)

UBS AG	USD	235,309	EUR	176,237	2/21/2013	4,009	—

Net Unrealized Appreciation (Depreciation)						$1,021,363	$(517,961)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

205

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Belgium	$2,328,929	$—	$14	$2,328,943
France	15,334,841	—	—	15,334,841
Germany	19,789,596	—	—	19,789,596
Japan	57,571,064	—	—	57,571,064
Switzerland	21,648,653	—	—	21,648,653
Thailand	1,012,490	—	0	1,012,490
United Kingdom	44,343,089	—	—	44,343,089
Other Countries*	63,231,359	—	—	63,231,359
Preferred Stock:
United Kingdom	—	—	9,850	9,850
Other Countries*	1,904,974	—	—	1,904,974
Repurchase Agreement	—	30,913,000	—	30,913,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,196,811	—	—	1,196,811
Open Forward Foreign Currency Contracts-Appreciation	—	1,021,363	—	1,021,363

Total	$228,361,806	$31,934,363	$9,864	$260,306,033

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	87,372	—	—	87,372
Open Forward Foreign Currency Contracts-Depreciation	—	517,961	—	517,961

Total	$87,372	$517,961	$—	$605,333

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

206

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Banks-Commercial	21.1%
Oil Companies-Integrated	7.1
Auto-Cars/Light Trucks	5.6
Electronic Components-Semiconductors	4.8
Cellular Telecom	4.4
Oil Companies-Exploration & Production	4.3
Semiconductor Components-Integrated Circuits	3.8
Time Deposits	3.2
Diversified Operations	2.5
Metal-Diversified	2.3
Electronic Components-Misc.	2.3
Computers	2.2
Food-Misc./Diversified	2.1
Brewery	2.0
Coal	2.0
Casino Hotels	1.9
Insurance-Multi-line	1.8
Airlines	1.7
Diversified Financial Services	1.6
Water	1.6
Metal-Iron	1.5
Real Estate Operations & Development	1.4
Computer Services	1.4
Finance-Mortgage Loan/Banker	1.4
Auto/Truck Parts & Equipment-Original	1.2
Computers-Periphery Equipment	1.0
Oil Refining & Marketing	1.0
Gold Mining	0.9
Tobacco	0.8
Non-Ferrous Metals	0.7
Motorcycle/Motor Scooter	0.7
Commercial Services-Finance	0.6
Internet Content-Entertainment	0.6
Appliances	0.5
Retail-Misc./Diversified	0.5
Public Thoroughfares	0.5
Building-Residential/Commercial	0.5
Food-Flour & Grain	0.5
Investment Management/Advisor Services	0.5
Audio/Video Products	0.5
Building Products-Cement	0.5
Food-Canned	0.5
Steel-Producers	0.4
Medical-Hospitals	0.4
Applications Software	0.4
Chemicals-Diversified	0.4
Shipbuilding	0.4
Beverages-Wine/Spirits	0.4
Insurance-Property/Casualty	0.4
Housewares	0.4
Athletic Footwear	0.3
Distribution/Wholesale	0.3
Transport-Rail	0.3

100.1%

Country Allocation*

China	14.2%
South Korea	14.1
Brazil	9.8
Russia	7.5
Taiwan	7.4
Hong Kong	6.6
India	6.3
South Africa	6.1
Turkey	5.5
Thailand	5.5
United States	3.2
Cayman Islands	2.5
Poland	2.1
Mexico	1.8
Bermuda	1.8
United Kingdom	1.2
Panama	1.1
Ireland	0.8
Malaysia	0.8
Hungary	0.7
Kazakhstan	0.5
Cyprus	0.3
Egypt	0.3

100.1%

*	Calculated as a percentage of net assets

207

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.6%
Bermuda — 1.8%
Digital China Holdings, Ltd.	565,000	$913,570
Jardine Matheson Holdings, Ltd.	44,000	2,851,640
Skyworth Digital Holdings, Ltd.	2,118,000	1,286,301

		5,051,511

Brazil — 3.5%
Arteris SA	79,800	829,918
Cia de Saneamento Basico do Estado de Sao Paulo ADR	63,600	2,830,836
Cielo SA	59,800	1,691,283
Even Construtora e Incorporadora SA	272,700	1,337,926
Ez Tec Empreendimentos e Participacoes SA	55,600	723,148
M Dias Branco SA	33,300	1,321,231
Porto Seguro SA	97,400	1,168,986

		9,903,328

Cayman Islands — 2.5%
China Shanshui Cement Group, Ltd.	1,690,000	1,237,744
Dongyue Group	1,647,000	1,100,067
NetEase, Inc. ADR	36,400	1,689,688
TPK Holding Co., Ltd.	169,000	2,907,625

		6,935,124

China — 14.2%
China CITIC Bank Corp., Ltd.	4,526,000	3,098,881
China Construction Bank Corp.	7,464,000	6,438,631
China Minsheng Banking Corp., Ltd.	2,838,500	4,091,914
China Shenhua Energy Co., Ltd.	770,000	3,321,105
Dongfeng Motor Group Co., Ltd.	1,788,000	2,918,751
Great Wall Motor Co., Ltd.	625,000	2,554,672
Guangzhou R&F Properties Co., Ltd.	771,600	1,404,826
Industrial & Commercial Bank of China, Ltd.	8,297,000	6,247,838
PetroChina Co., Ltd.	3,354,000	4,783,150
Ping An Insurance Group Co.	440,000	3,951,569
Zijin Mining Group Co., Ltd.	2,624,000	1,011,651

		39,822,988

Cyprus — 0.3%
Globaltrans Investment PLC GDR	58,600	908,300

Egypt — 0.3%
Commercial International Bank Egypt SAE	156,200	832,267

Hong Kong — 6.6%
China Mobile, Ltd.	332,500	3,657,097
China Overseas Land & Investment, Ltd.	694,000	2,156,614
CNOOC, Ltd.	2,604,000	5,385,687
Guangdong Investment, Ltd.	1,984,000	1,647,492
Lenovo Group, Ltd.	3,150,000	3,281,842
SJM Holdings, Ltd.	896,000	2,460,840

		18,589,572

Hungary — 0.7%
OTP Bank PLC	93,400	2,008,547

India — 6.3%
Bajaj Auto, Ltd.	48,400	1,849,100
HCL Technologies, Ltd.	88,900	1,149,566
Housing Development Finance Corp.	272,000	4,024,516

Security Description	Shares	Value (Note 2)

India (continued)
Infosys, Ltd. ADR	76,400	$4,027,808
Jaypee Infratech, Ltd.	564,364	528,395
Oil & Natural Gas Corp., Ltd.	479,700	3,074,896
Tata Motors, Ltd. ADR	111,000	3,066,930

		17,721,211

Ireland — 0.8%
Dragon Oil PLC	255,800	2,304,369

Kazakhstan — 0.5%
KazMunaiGas Exploration Production GDR	84,900	1,518,861

Malaysia — 0.8%
UMW Holdings Bhd	549,700	2,147,846

Mexico — 1.8%
Compartamos SAB de CV	873,500	1,356,836
Grupo Financiero Banorte SAB de CV, Class O	556,400	3,829,500

		5,186,336

Panama — 1.1%
Copa Holdings SA, Class A	27,000	2,959,200

Poland — 2.1%
KGHM Polska Miedz SA	55,200	3,373,214
Powszechna Kasa Oszczednosci Bank Polski SA	229,300	2,568,795

		5,942,009

Russia — 7.5%
Lukoil OAO ADR	79,700	5,379,750
MMC Norilsk Nickel OJSC ADR	156,800	3,118,752
Mobile Telesystems OJSC ADR	177,800	3,495,548
Sberbank of Russia ADR	364,900	5,374,977
Tatneft ADR	79,700	3,679,749

		21,048,776

South Africa — 6.1%
AVI, Ltd.	214,100	1,309,260
Clicks Group, Ltd.	218,700	1,466,973
Exxaro Resources, Ltd.	113,000	2,223,630
Imperial Holdings, Ltd.	121,700	2,651,701
MTN Group, Ltd.	256,300	5,017,147
Netcare, Ltd.	543,800	1,191,564
Tiger Brands, Ltd.	97,000	3,193,590

		17,053,865

South Korea — 14.1%
BS Financial Group, Inc.	141,400	1,869,881
Grand Korea Leisure Co., Ltd.	35,100	991,184
Halla Climate Control Corp.†	50,500	1,131,575
Hite Jinro Co., Ltd.†	36,200	1,063,801
Hyundai Marine & Fire Insurance Co., Ltd.	33,700	1,036,756
Hyundai Motor Co.	23,000	4,329,958
Kangwon Land, Inc.†	67,700	1,942,856
Kia Motors Corp.	64,300	3,052,837
Korea Zinc Co., Ltd.†	5,900	2,080,584
KT&G Corp.	32,300	2,251,367
Samsung Electronics Co., Ltd.	10,100	13,430,493
Samsung Heavy Industries Co., Ltd.	30,800	1,081,893
SK Innovation Co., Ltd.	17,300	2,724,660
Woori Finance Holdings Co., Ltd.†	232,700	2,735,322

		39,723,167

208

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan — 7.4%
Asustek Computer, Inc.	252,000	$2,884,731
Chicony Electronics Co., Ltd.	528,000	1,464,556
Chipbond Technology Corp.	571,000	1,175,785
Hon Hai Precision Industry Co., Ltd.	711,000	2,032,357
Lite-On Technology Corp.	1,001,000	1,440,824
Pou Chen Corp.	951,000	950,147
Radiant Opto-Electronics Corp.	397,000	1,539,515
Realtek Semiconductor Corp.	526,000	1,179,320
Taiwan Semiconductor Manufacturing Co., Ltd.	1,034,000	3,554,468
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	265,400	4,708,196

		20,929,899

Thailand — 5.5%
Charoen Pokphand Foods PCL NVDR	2,438,700	2,903,214
Kasikornbank PCL NVDR	561,500	3,737,684
Krung Thai Bank Public Co., Ltd.	3,136,500	2,408,647
PTT PCL NVDR	347,800	3,977,190
Thai Union Frozen Products PCL NVDR	538,200	1,236,308
Thanachart Capital PCL NVDR	817,100	1,061,792

		15,324,835

Turkey — 5.5%
Arcelik AS	225,600	1,475,139
Eregli Demir ve Celik Fabrikalari TAS	842,200	1,197,157
Koza Altin Isletmeleri AS	53,900	1,327,005
Turk Hava Yollari†	441,700	1,642,483
Turkiye Garanti Bankasi AS	740,000	3,711,045
Turkiye Halk Bankasi AS	200,100	1,979,667
Turkiye Is Bankasi, Class C	841,300	3,109,282
Turkiye Sise ve Cam Fabrikalari AS	576,800	1,006,838

		15,448,616

United Kingdom — 1.2%
Old Mutual PLC	434,800	1,296,387
Standard Chartered PLC	80,600	2,124,280

		3,420,667

Total Common Stock (cost $240,877,482)		254,781,294

PREFERRED STOCK — 6.3%
Brazil — 6.3%
Cia de Bebidas das Americas ADR	118,500	5,576,610
Itau Unibanco Holding SA ADR	320,900	5,529,107
Petroleo Brasileiro SA ADR	122,700	2,219,643
Vale SA ADR	225,600	4,342,800

Total Preferred Stock (cost $19,100,539)		17,668,160

Total Long-Term Investment Securities (cost $259,978,021)		272,449,454

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Time Deposits — 3.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/01/2013 (cost $8,957,000)	$8,957,000	$8,957,000

TOTAL INVESTMENTS (cost $268,935,021) (1)	100.1%	281,406,454
Liabilities in excess of other assets	(0.1)	(186,353)

NET ASSETS	100.0%	$281,220,101

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

209

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
China	$39,822,988	$—	$—	$39,822,988
Hong Kong	18,589,572	—	—	18,589,572
India	17,721,211	—	—	17,721,211
Russia	21,048,776	—	—	21,048,776
South Africa	17,053,865	—	—	17,053,865
South Korea	39,723,167	—	—	39,723,167
Taiwan	20,929,899	—	—	20,929,899
Thailand	15,324,835	—	—	15,324,835
Turkey	15,448,616	—	—	15,448,616
Other Countries*	49,118,365	—	—	49,118,365
Preferred Stock:
Brazil	17,668,160	—	—	17,668,160
Short-Term Investment Securities:
Time Deposits	—	8,957,000	—	8,957,000

Total	$272,449,454	$8,957,000	$—	$281,406,454

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statement

210

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	9.5%
Diversified Banking Institutions	8.9
Oil Companies-Integrated	8.5
Telecom Services	4.3
Auto-Cars/Light Trucks	4.1
Insurance-Life/Health	3.9
Building Products-Cement	3.5
Airlines	3.3
Telephone-Integrated	3.2
Food-Retail	3.0
Insurance-Reinsurance	3.0
Repurchase Agreements	3.0
Banks-Commercial	2.8
Chemicals-Diversified	2.6
Cellular Telecom	2.4
Electronic Components-Semiconductors	2.3
Oil Companies-Exploration & Production	1.9
Rubber-Tires	1.8
Wireless Equipment	1.7
Machinery-General Industrial	1.6
Retail-Major Department Stores	1.5
Diversified Financial Services	1.5
Aerospace/Defense	1.5
Oil-Field Services	1.4
Chemicals-Specialty	1.2
Retail-Building Products	1.2
Internet Security	1.2
Human Resources	1.2
Insurance-Multi-line	1.2
Diversified Manufacturing Operations	1.1
Import/Export	1.1
Electronic Components-Misc.	1.0
Steel-Producers	1.0
Diversified Operations	0.9
Containers-Metal/Glass	0.9
Computers	0.8
Electric-Integrated	0.7
Metal-Iron	0.6
Photo Equipment & Supplies	0.6
Real Estate Operations & Development	0.6
Office Automation & Equipment	0.6
Semiconductor Components-Integrated Circuits	0.5
Insurance-Property/Casualty	0.5
Security Services	0.5
Steel-Specialty	0.4
Transport-Services	0.4
Auto/Truck Parts & Equipment-Original	0.3
Building & Construction Products-Misc.	0.2

99.9%

Country Allocation*

United Kingdom	16.6%
France	15.9
Germany	8.8
Japan	8.4
Switzerland	7.7
Netherlands	6.7
South Korea	4.8
Italy	3.9
Spain	3.7
Norway	3.0
United States	3.0
Hong Kong	2.8
Singapore	2.7
Canada	2.3
China	2.1
Sweden	1.7
Ireland	1.7
Taiwan	1.3
Australia	1.2
Brazil	1.0
Russia	0.4
Austria	0.2

99.9%

*	Calculated as a percentage of net assets

211

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Australia — 1.2%
Qantas Airways, Ltd.†	5,848,486	$9,331,162

Austria — 0.2%
Telekom Austria AG	228,850	1,694,426

Canada — 2.3%
Talisman Energy, Inc.	870,650	10,876,578
Trican Well Service, Ltd.	448,300	6,135,247

		17,011,825

China — 2.1%
China Life Insurance Co., Ltd.	2,390,000	8,012,481
China Telecom Corp., Ltd., Class H	14,762,000	8,051,585

		16,064,066

France — 15.9%
Alstom SA	267,970	11,894,253
AXA SA	473,514	8,769,671
BNP Paribas SA	263,970	16,562,528
Carrefour SA	388,180	11,057,953
Cie de St-Gobain	43,490	1,793,372
Cie Generale des Etablissements Michelin	142,025	13,215,440
Credit Agricole SA†	504,200	4,983,911
France Telecom SA	668,610	7,591,352
GDF Suez	73,437	1,506,661
Lafarge SA	99,830	6,103,783
Sanofi	161,528	15,760,541
Thales SA	137,480	4,949,567
Total SA	167,370	9,074,298
Vivendi SA	252,535	5,414,269

		118,677,599

Germany — 8.8%
Bayer AG	131,090	12,936,613
Deutsche Lufthansa AG	370,300	7,353,357
Deutsche Post AG	123,593	2,902,355
E.ON SE	188,178	3,271,783
HeidelbergCement AG	176,770	11,134,457
Merck KGaA	63,100	8,777,633
Muenchener Rueckversicherungs AG	57,900	10,640,767
Siemens AG	76,570	8,404,677

		65,421,642

Hong Kong — 2.8%
Cheung Kong Holdings, Ltd.	257,000	4,211,865
China Mobile, Ltd.	608,000	6,687,263
Citic Pacific, Ltd.	2,055,449	3,318,233
Hutchison Whampoa, Ltd.	401,000	4,482,902
Swire Pacific, Ltd., Class A	168,500	2,166,162

		20,866,425

Ireland — 1.7%
CRH PLC	405,905	8,768,608
Elan Corp. PLC ADR†	385,280	4,049,293

		12,817,901

Italy — 3.9%
Eni SpA	470,320	11,807,731
Intesa Sanpaolo SpA	3,745,401	7,638,434
Telecom Italia SpA RSP	7,624,187	6,521,841

Security Description	Shares	Value (Note 2)

Italy (continued)
UniCredit SpA†	458,213	$2,959,003

		28,927,009

Japan — 8.4%
ITOCHU Corp.	731,900	8,275,845
Koito Manufacturing Co., Ltd.	150,000	2,498,223
Konica Minolta Holdings, Inc.	573,000	4,555,427
Mazda Motor Corp.†	3,943,000	10,607,228
Nissan Motor Co., Ltd.	640,800	6,559,011
NKSJ Holdings, Inc.	169,700	3,564,916
Ricoh Co., Ltd.	372,000	4,133,107
Toyota Motor Corp.	277,000	13,222,210
Trend Micro, Inc.	304,600	8,897,005

		62,312,972

Netherlands — 6.7%
Akzo Nobel NV	232,110	15,880,870
ING Groep NV CVA†	1,306,140	13,210,638
Koninklijke Philips Electronics NV	229,399	7,167,113
LyondellBasell Industries NV, Class A	57,130	3,623,185
Randstad Holding NV	126,146	5,230,926
SBM Offshore NV†	305,650	4,691,709

		49,804,441

Norway — 3.0%
Statoil ASA	403,260	10,740,509
Telenor ASA	524,000	11,558,330

		22,298,839

Russia — 0.4%
Gazprom OAO ADR	323,000	3,052,350

Singapore — 2.7%
DBS Group Holdings, Ltd.	1,072,950	12,969,201
Singapore Telecommunications, Ltd.	2,426,000	6,860,583

		19,829,784

South Korea — 4.8%
KB Financial Group, Inc. ADR	318,766	11,258,815
POSCO	21,465	7,027,364
Samsung Electronics Co., Ltd. GDR*	26,013	17,272,632

		35,558,811

Spain — 3.7%
International Consolidated Airlines Group SA†	2,437,260	8,221,907
Repsol SA	514,313	11,484,113
Telefonica SA	571,169	8,282,701

		27,988,721

Sweden — 1.7%
Telefonaktiebolaget LM Ericsson, Class B	1,114,464	12,971,419

Switzerland — 7.7%
Credit Suisse Group AG	349,990	10,345,290
Lonza Group AG	156,306	9,206,090
Novartis AG	86,270	5,877,413
Roche Holding AG	58,120	12,862,335

212

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland (continued)
Swiss Re AG	157,215	$11,704,100
UBS AG	429,026	7,439,185

		57,434,413

Taiwan — 1.3%
Compal Electronics, Inc. GDR*	1,548,790	5,625,670
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	214,785	3,810,286

		9,435,956

United Kingdom — 16.5%
Aviva PLC	1,360,570	7,912,888
BAE Systems PLC	1,071,271	5,769,926
BP PLC	1,030,322	7,627,119
G4S PLC	780,400	3,432,182
GlaxoSmithKline PLC	496,067	11,372,649
Hays PLC	2,546,370	3,594,303
HSBC Holdings PLC ADR	218,470	12,422,204
Kingfisher PLC	2,126,680	9,096,751
Lloyds Banking Group PLC†	14,162,110	11,603,408
Marks & Spencer Group PLC	1,892,550	11,397,016
Rexam PLC	805,650	5,986,312
Royal Dutch Shell PLC ADR	140,618	10,225,741
Tesco PLC	2,002,910	11,318,280
Vodafone Group PLC	4,207,268	11,483,764

		123,242,543

Total Common Stock (cost $622,987,285)		714,742,304

PREFERRED STOCK — 1.1%
Brazil — 1.0%
Petroleo Brasileiro SA ADR	164,900	2,983,041
Vale SA ADR	243,960	4,696,230

		7,679,271

United Kingdom — 0.1%
Rexam PLC Class B(1)(2)	895,167	638,881

Total Preferred Stock (cost $9,367,215)		8,318,152

Total Long-Term Investment Securities (cost $632,354,500)		723,060,456

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 01/31/2013 to be repurchased 02/01/2013 in the amount of $22,198,006 and collateralized by $22,615,000 of United States Treasury Notes bearing interest at 0.75% due 06/30/2017 and having an approximate value of $22,643,269 (cost $22,198,000)	$22,198,000	$22,198,000

TOTAL INVESTMENTS (cost $654,552,500)(3)	99.9%	745,258,456
Other assets less liabilities	0.1	491,754

NET ASSETS	100.0%	$745,750,210

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2013, the aggregate value of these securities was $22,898,302 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2013, the aggregate value of these securities was $638,881 representing 0.1% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

RSP — Risparmio Savings Shares

213

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2013 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$118,677,599	$—	$—	$118,677,599
Germany	65,421,642	—	—	65,421,642
Japan	62,312,972	—	—	62,312,972
Netherlands	49,804,441	—	—	49,804,441
Switzerland	57,434,413	—	—	57,434,413
Taiwan	3,810,286	5,625,670	—	9,435,956
United Kingdom	123,242,543	—	—	123,242,543
Other Countries*	228,412,738	—	—	228,412,738
Preferred Stock
Brazil	7,679,271	—	—	7,679,271
United Kingdom	—	—	638,881	638,881
Repurchase Agreement	—	22,198,000	—	22,198,000

Total	$716,795,905	$27,823,670	$638,881	$745,258,456

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

214

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2013

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$280,838,865	$1,167,965,138	$380,340,600	$334,207,357	$1,169,859,036
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	5,842,000	179,600,000

Total investments	280,838,865	1,167,965,138	380,340,600	340,049,357	1,349,459,036

Cash	549	39,795	2,578	—	58,689
Foreign cash*	—	—	568,935	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	1,843,484	1,002,401	198,927	271,898	939,577
Dividends and interest	55,943	16,802,348	2,466,145	6,365,477	6,336,265
Investments sold	3,755,867	1,833,827	49,371,941	9,424,703	135,985,690
Payments on swap contracts	—	—	27,592	—	345,417
Prepaid expenses and other assets	1,381	3,828	1,326	1,214	3,244
Due from investment adviser for expense reimbursements/fee waivers	15,621	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	19,360	—	40,416
Unrealized appreciation on forward foreign currency contracts	—	—	3,463,370	—	1,915,017
Swap premiums paid	—	—	686,195	—	1,614,153
Unrealized appreciation on swap contacts	—	—	1,549,834	—	6,240,470

Total assets	286,511,710	1,187,647,337	438,696,803	356,112,649	1,502,937,974

LIABILITIES:
Payable for:
Fund shares redeemed	2,067,183	1,142,949	529,417	348,139	1,066,259
Investments purchased	—	3,859,318	74,598,524	13,380,685	192,987,903
Payments on swap contracts	—	—	22,276	—	217,003
Investment advisory and management fees	111,755	522,591	183,312	177,378	614,686
Service fees — Class 2	2,388	4,737	1,632	2,342	3,165
Service fees — Class 3	38,080	180,928	52,640	42,590	200,859
Trustees’ fees and expenses	8,260	28,930	8,686	8,018	27,013
Other accrued expenses	77,649	177,154	117,889	173,148	198,287
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	907,756	—
Due to custodian for foreign cash	—	—	—	—	365,370
Due to broker	—	—	105,807	—	8,557,103
Forward sales contracts, at value#	—	—	10,627,031	—	74,559,062
Call and put options written, at value@	—	—	—	—	1,090,174
Unrealized depreciation on forward foreign currency contracts	—	—	3,486,804	—	9,434,615
Swap premiums received	—	—	1,091,041	—	539,256
Unrealized depreciation on swap contacts	—	—	1,132,247	—	366,120

Total liabilities	2,305,315	5,916,607	91,957,306	15,040,056	290,226,875

NET ASSETS	$284,206,395	$1,181,730,730	$346,739,497	$341,072,593	$1,212,711,099

* Cost
Investments (unaffiliated)	$280,867,645	$1,076,036,557	$375,300,572	$330,217,480	$1,139,143,574

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$566,837	$—	$(363,716)

# Proceeds from forward sales contracts	$—	$—	$10,671,094	$—	$74,698,516

@ Premiums received on options written	$—	$—	$—	$—	$1,107,346

See Notes to Financial Statements

215

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$293,888,439	$1,016,509,749	$342,585,613	$351,115,339	$1,148,055,358
Accumulated undistributed net investment income (loss)	(95,392)	57,058,967	(4,208,005)	20,987,459	20,475,417
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,557,872)	16,233,433	3,376,332	(35,020,082)	14,673,390
Unrealized appreciation (depreciation) on investments	(28,780)	91,928,581	5,040,028	3,989,877	30,715,462
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(103,648)	—	6,143,348
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	5,114	—	(7,491,329)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	44,063	—	139,453
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$284,206,395	$1,181,730,730	$346,739,497	$341,072,593	$1,212,711,099

Class 1 (unlimited shares authorized):
Net assets	$87,619,108	$294,283,283	$86,829,872	$121,314,618	$240,183,665
Shares of beneficial interest issued and outstanding	8,254,642	21,174,081	7,484,375	20,288,023	25,960,998
Net asset value, offering and redemption price per share	$10.61	$13.90	$11.60	$5.98	$9.25

Class 2 (unlimited shares authorized):
Net assets	$18,811,855	$36,824,727	$12,503,435	$18,353,019	$24,233,352
Shares of beneficial interest issued and outstanding	1,783,633	2,653,837	1,084,573	3,074,802	2,633,390
Net asset value, offering and redemption price per share	$10.55	$13.88	$11.53	$5.97	$9.20

Class 3 (unlimited shares authorized):
Net assets	$177,775,432	$850,622,720	$247,406,190	$201,404,956	$948,294,082
Shares of beneficial interest issued and outstanding	16,934,365	61,538,854	21,589,961	33,868,963	103,436,623
Net asset value, offering and redemption price per share	$10.50	$13.82	$11.46	$5.95	$9.17

See Notes to Financial Statements

216

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	Telecom Utility
ASSETS:
Investments at value (unaffiliated)*	$173,650,333	$630,892,631	$384,016,329	$51,561,804	$47,735,506
Investments at value (affiliated)*	—	—	1,778,537,135	234,940,851	—
Repurchase agreements (cost approximates value)	14,779,000	—	—	—	—

Total investments	188,429,333	630,892,631	2,162,553,464	286,502,655	47,735,506

Cash	100	23,755,238	—	—	1,548,315
Foreign cash*	—	—	—	—	9,514
Due from broker	50,431	—	31,056,342	3,089,570	—
Receivable for:
Fund shares sold	8,287	107,111	6,337,541	2,941,483	22,600
Dividends and interest	549,137	2,616,416	2,889,010	388,120	190,554
Investments sold	5,597,573	946,221	—	—	290,162
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,173	4,222	4,494	—	759
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	22,231	—
Variation margin on futures contracts	209	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	32,012
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—

Total assets	194,637,243	658,321,839	2,202,840,851	292,944,059	49,829,422

LIABILITIES:
Payable for:
Fund shares redeemed	103,461	746,382	505,496	493,191	43,821
Investments purchased	19,104,822	16,923,981	4,665,637	1,958,634	207,202
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	97,228	350,542	425,453	53,626	31,212
Service fees — Class 2	1,173	5,754	—	—	366
Service fees — Class 3	17,439	70,715	440,157	53,626	5,090
Trustees’ fees and expenses	4,141	16,964	19,449	1,994	1,254
Other accrued expenses	92,472	134,146	148,101	54,347	72,256
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	864,900	85,500	—
Due to investment adviser from expense recoupment	—	—	—	44,448	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	2,820,100	434,500	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	160,500
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—

Total liabilities	19,420,736	18,248,484	9,889,293	3,179,866	521,701

NET ASSETS	$175,216,507	$640,073,355	$2,192,951,558	$289,764,193	$49,307,721

* Cost
Investments (unaffiliated)	$157,414,193	$518,921,432	$388,805,714	$52,271,488	$41,013,737

Investments (affiliated)	$—	$—	$1,682,750,965	$225,225,370	$—

Foreign cash	$—	$—	$—	$—	$9,478

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

217

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Balanced	MFS Total Return	Dynamic Allocation	Dynamic Strategy	Telecom Utility
NET ASSETS REPRESENTED BY:
Paid-in capital	$178,124,184	$632,465,356	$2,096,490,050	$280,950,247	$53,292,585
Accumulated undistributed net investment income (loss)	2,832,124	14,267,576	(530,466)	(61,711)	1,288,332
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(21,983,431)	(118,630,203)	(4,953,350)	(752,572)	(11,868,557)
Unrealized appreciation (depreciation) on investments	16,236,140	111,971,199	90,996,785	9,005,797	6,721,769
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	7,490	—	10,948,539	622,432	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(573)	—	—	(126,408)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$175,216,507	$640,073,355	$2,192,951,558	$289,764,193	$49,307,721

Class 1 (unlimited shares authorized):
Net assets	$83,106,392	$259,726,605	$—	$—	$22,331,220
Shares of beneficial interest issued and outstanding	5,021,600	15,990,547	—	—	1,771,011
Net asset value, offering and redemption price per share	$16.55	$16.24	$—	$—	$12.61

Class 2 (unlimited shares authorized):
Net assets	$9,288,286	$45,407,876	$—	$—	$2,900,768
Shares of beneficial interest issued and outstanding	562,043	2,797,299	—	—	230,237
Net asset value, offering and redemption price per share	$16.53	$16.23	$—	$—	$12.60

Class 3 (unlimited shares authorized):
Net assets	$82,821,829	$334,938,874	$2,192,951,558	$289,764,193	$24,075,733
Shares of beneficial interest issued and outstanding	5,019,154	20,669,323	201,273,220	26,994,868	1,917,007
Net asset value, offering and redemption price per share	$16.50	$16.20	$10.90	$10.73	$12.56

See Notes to Financial Statements

218

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$209,664,538	$380,748,478	$93,178,249	$1,236,785,387	$103,339,563
Investments at value (affiliated)*	791,177	—	—	—	—
Repurchase agreements (cost approximates value)	11,270,000	—	3,250,000	—	1,698,000

Total investments	221,725,715	380,748,478	96,428,249	1,236,785,387	105,037,563

Cash	18	966	971	709	515
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	695,099	369,760	92,175	253,074	120,708
Dividends and interest	225,150	632,999	88,637	2,725,604	280,100
Investments sold	—	779,627	469,457	6,538,339	—
Payments on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	440	2,725	568	4,174	549
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—

Total assets	222,646,422	382,534,555	97,080,057	1,246,307,287	105,439,435

LIABILITIES:
Payable for:
Fund shares redeemed	5,056	298,230	114,222	1,327,217	292,126
Investments purchased	—	—	1,044,013	5,052,385	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	70,616	194,228	61,850	749,399	51,694
Service fees — Class 2	—	1,454	803	9,008	926
Service fees — Class 3	—	22,158	7,089	131,162	12,162
Trustees’ fees and expenses	1,802	7,696	2,299	32,114	2,258
Other accrued expenses	65,578	74,816	50,438	190,141	49,243
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	15,067	—	—	—	—
Due to investment adviser from expense recoupment	11,625	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—

Total liabilities	169,744	598,582	1,280,714	7,491,426	408,409

NET ASSETS	$222,476,678	$381,935,973	$95,799,343	$1,238,815,861	$105,031,026

* Cost
Investments (unaffiliated)	$193,794,312	$327,793,087	$75,597,573	$850,511,732	$92,410,123

Investments (affiliated)	$845,064	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

219

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$207,923,811	$310,837,457	$110,843,660	$763,107,536	$97,454,967
Accumulated undistributed net investment income (loss)	1,741,038	8,122,911	711,429	13,652,215	2,388,922
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(3,061,734)	10,020,214	(33,336,422)	75,777,306	(5,742,303)
Unrealized appreciation (depreciation) on investments	15,816,339	52,955,391	17,580,676	386,273,655	10,929,440
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	57,224	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	5,149	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$222,476,678	$381,935,973	$95,799,343	$1,238,815,861	$105,031,026

Class 1 (unlimited shares authorized):
Net assets	$222,476,678	$263,338,758	$55,236,407	$539,106,693	$38,147,772
Shares of beneficial interest issued and outstanding	17,526,081	10,665,339	3,963,672	22,027,015	3,810,831
Net asset value, offering and redemption price per share	$12.69	$24.69	$13.94	$24.47	$10.01

Class 2 (unlimited shares authorized):
Net assets	$—	$11,546,370	$6,372,923	$71,683,459	$7,396,128
Shares of beneficial interest issued and outstanding	—	468,212	457,632	2,931,477	740,010
Net asset value, offering and redemption price per share	$—	$24.66	$13.93	$24.45	$9.99

Class 3 (unlimited shares authorized):
Net assets	$—	$107,050,845	$34,190,013	$628,025,709	$59,487,126
Shares of beneficial interest issued and outstanding	—	4,345,917	2,459,397	25,750,944	5,967,715
Net asset value, offering and redemption price per share	$—	$24.63	$13.90	$24.39	$9.97

See Notes to Financial Statements

220

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$368,379,776	$59,116,904	$502,954,137	$187,442,283	$86,842,483	$391,036,631
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,206,000	—	5,562,000	2,943,000	—

Total investments	368,379,776	60,322,904	502,954,137	193,004,283	89,785,483	391,036,631

Cash	342	139	7,500,261	917	968	999
Foreign cash*	—	41	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	140,946	3,593	614,262	147,732	26,425	289,616
Dividends and interest	5	34,955	423,405	14,343	18,421	239,764
Investments sold	8,278,962	773,494	2,405,575	899,948	2,947,408	2,764,133
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	4,331	495	4,475	1,206	967	3,000
Due from investment adviser for expense reimbursements/fee waivers	—	5,106	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	376,804,362	61,140,727	513,902,115	194,068,429	92,779,672	394,334,143

LIABILITIES:
Payable for:
Fund shares redeemed	418,385	74,092	210,387	165,820	24,017	211,777
Investments purchased	4,349,175	535,306	1,656,295	645,517	2,845,639	12,564,722
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	195,572	45,518	294,707	135,440	52,754	245,288
Service fees — Class 2	3,075	311	1,550	350	465	1,288
Service fees — Class 3	26,519	10,671	68,450	17,275	16,070	60,934
Trustees’ fees and expenses	9,959	1,628	9,082	4,085	2,283	8,916
Other accrued expenses	92,743	48,518	90,548	60,884	54,994	75,881
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	1,922	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	5,095,428	716,044	2,331,019	1,029,371	2,998,144	13,168,806

NET ASSETS	$371,708,934	$60,424,683	$511,571,096	$193,039,058	$89,781,528	$381,165,337

* Cost
Investments (unaffiliated)	$312,820,371	$43,217,183	$412,128,633	$161,834,225	$81,512,371	$339,523,962

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$40	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

221

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Capital paid-in	$390,384,040	$61,301,866	$404,900,131	$210,792,225	$79,075,699	$327,084,391
Accumulated undistributed net investment income (loss)	592,251	310,816	3,679,107	(86,476)	137,775	3,845,915
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(74,826,762)	(17,087,766)	12,165,584	(43,274,749)	5,237,942	(1,277,638)
Unrealized appreciation (depreciation) on investments	55,559,405	15,899,721	90,825,504	25,608,058	5,330,112	51,512,669
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	46	770	—	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$371,708,934	$60,424,683	$511,571,096	$193,039,058	$89,781,528	$381,165,337

Class 1 (unlimited shares authorized):
Net assets	$221,468,640	$7,434,604	$169,991,432	$108,676,532	$9,519,606	$83,507,361
Shares of beneficial interest issued and outstanding	8,143,507	741,621	10,009,206	5,783,854	1,184,057	5,577,771
Net asset value, offering and redemption price per share	$27.20	$10.02	$16.98	$18.79	$8.04	$14.97

Class 2 (unlimited shares authorized):
Net assets	$24,215,613	$2,463,723	$12,400,017	$2,815,491	$3,695,612	$10,081,504
Shares of beneficial interest issued and outstanding	892,143	248,783	730,481	151,544	460,708	675,318
Net asset value, offering and redemption price per share	$27.14	$9.90	$16.98	$18.58	$8.02	$14.93

Class 3 (unlimited shares authorized):
Net assets	$126,024,681	$50,526,356	$329,179,647	$81,547,035	$76,566,310	$287,576,472
Shares of beneficial interest issued and outstanding	4,663,768	5,136,473	19,441,847	4,429,258	9,575,034	19,346,769
Net asset value, offering and redemption price per share	$27.02	$9.84	$16.93	$18.41	$8.00	$14.86

See Notes to Financial Statements

222

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$303,063,460	$216,937,516	$88,898,318	$258,473,951	$126,141,071	$31,478,186
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	124,000	4,509,000	2,043,000	—	15,246,000	2,805,000

Total investments	303,187,460	221,446,516	90,941,318	258,473,951	141,387,071	34,283,186

Cash	403	768	541	916	98	—
Foreign cash*	—	—	—	—	—	646,555
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	201,107	165,175	107,524	157,030	114,535	11,320
Dividends and interest	53,901	3,303	11,115	800	151,800	12,171
Investments sold	863,839	446,085	1,128,153	2,426,869	4,135,448	1,009,026
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	994	1,913	59,915	8,779	2,402	2,227
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	2,980
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	304,307,704	222,063,760	92,248,566	261,068,345	145,791,354	35,967,465

LIABILITIES:
Payable for:
Fund shares redeemed	142,949	235,027	211,609	95,274	46,604	17,671
Investments purchased	102,504	1,791,277	1,294,681	3,700,335	5,425,902	431,122
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	243,188	140,388	56,277	159,938	98,956	29,795
Service fees — Class 2	—	2,200	432	551	1,723	376
Service fees — Class 3	52,607	27,992	5,050	44,857	20,921	4,719
Trustees’ fees and expenses	6,473	5,122	2,022	5,994	3,294	1,042
Other accrued expenses	65,385	63,108	52,868	72,023	53,596	47,781
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	6,986
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	613,106	2,265,114	1,622,939	4,078,972	5,650,996	539,492

NET ASSETS	$303,694,598	$219,798,646	$90,625,627	$256,989,373	$140,140,358	$35,427,973

* Cost
Investments (unaffiliated)	$229,122,516	$178,444,606	$74,932,069	$220,550,165	$104,775,742	$28,010,584

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$647,779

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

223

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$226,290,267	$202,166,648	$150,390,493	$203,928,175	$112,638,922	$48,447,498
Accumulated undistributed net investment income (loss)	2,609,185	(105,384)	(58,175)	(5,537)	370,294	(37,364)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	854,202	(20,755,528)	(73,672,940)	15,142,949	5,765,813	(16,448,291)
Unrealized appreciation (depreciation) on investments	73,940,944	38,492,910	13,966,249	37,923,786	21,365,329	3,467,602
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	(1,472)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$303,694,598	$219,798,646	$90,625,627	$256,989,373	$140,140,358	$35,427,973

Class 1 (unlimited shares authorized):
Net assets	$49,622,120	$67,175,232	$62,877,383	$36,816,566	$26,451,032	$10,088,696
Shares of beneficial interest issued and outstanding	2,414,494	5,098,250	5,253,676	4,383,562	2,609,058	3,306,793
Net asset value, offering and redemption price per share	$20.55	$13.18	$11.97	$8.40	$10.14	$3.05

Class 2 (unlimited shares authorized):
Net assets	$—	$17,600,955	$3,389,095	$4,410,604	$13,675,088	$2,966,656
Shares of beneficial interest issued and outstanding	—	1,357,771	285,708	534,876	1,362,937	988,264
Net asset value, offering and redemption price per share	$—	$12.96	$11.86	$8.25	$10.03	$3.00

Class 3 (unlimited shares authorized):
Net assets	$254,072,478	$135,022,459	$24,359,149	$215,762,203	$100,014,238	$22,372,621
Shares of beneficial interest issued and outstanding	12,449,861	10,516,588	2,070,242	26,445,593	10,041,378	7,529,344
Net asset value, offering and redemption price per share	$20.41	$12.84	$11.77	$8.16	$9.96	$2.97

See Notes to Financial Statements

224

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Small & Mid Cap Value Portfolio	International Growth and Income Portfolio	Global Equities Portfolio	International Diversified Equities Portfolio	Emerging Markets Portfolio	Foreign Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$625,974,738	$328,327,579	$190,364,177	$227,174,859	$281,406,454	$723,060,456
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	10,389,000	7,810,000	30,913,000	—	22,198,000

Total investments	625,974,738	338,716,579	198,174,177	258,087,859	281,406,454	745,258,456

Cash	802	248	119	344	731	165
Foreign cash*	—	966,672	457,813	1,614,819	170,267	364,318
Due from broker	—	—	—	2,444,821	—	—
Receivable for:
Fund shares sold	244,710	128,082	306,438	61,007	189,449	489,297
Dividends and interest	164,708	674,034	173,912	382,400	484,904	832,413
Investments sold	4,666,410	1,846,782	1,770,126	—	20	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	62,230	1,508	1,207	1,090	12,300	3,051
Due from investment adviser for expense reimbursements/fee waivers	—	14,089	—	—	14,297	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,327,252	—	1,021,363	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	631,113,598	343,675,246	200,883,792	263,613,703	282,278,422	746,947,700

LIABILITIES:
Payable for:
Fund shares redeemed	396,583	303,040	63,393	205,705	251,828	382,664
Investments purchased	6,912,999	2,769,819	3,078,470	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	473,238	263,542	129,534	185,549	262,818	497,472
Service fees — Class 2	2,548	1,215	718	2,560	865	3,254
Service fees — Class 3	123,789	48,112	6,903	38,633	36,751	135,620
Trustees’ fees and expenses	15,093	8,221	3,200	6,728	6,767	16,598
Other accrued expenses	102,928	113,333	95,702	131,630	147,599	161,882
Accrued foreign tax on capital gains	—	—	14,767	44,229	351,693	—
Variation margin on futures contracts	—	—	—	82,118	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,352,059	—	517,961	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	8,027,178	4,859,341	3,392,687	1,215,113	1,058,321	1,197,490

NET ASSETS	$623,086,420	$338,815,905	$197,491,105	$262,398,590	$281,220,101	$745,750,210

* Cost
Investments (unaffiliated)	$543,065,523	$273,660,065	$163,285,998	$196,934,968	$268,935,021	$632,354,500

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$972,701	$455,811	$1,633,307	$367,910	$363,602

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

225

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2013

	Small & Mid Cap Value Portfolio	International Growth and Income Portfolio	Global Equities Portfolio	International Diversified Equities Portfolio	Emerging Markets Portfolio	Foreign Value Portfolio
NET ASSETS REPRESENTED BY:
Paid-in capital	$494,391,678	$454,573,909	$214,695,705	$263,997,248	$305,169,829	$672,302,257
Accumulated undistributed net investment income (loss)	850,826	4,593,387	1,602,470	5,335,542	1,474,789	14,951,798
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	44,934,701	(174,990,414)	(45,869,107)	(38,725,578)	(37,546,267)	(32,192,843)
Unrealized appreciation (depreciation) on investments	82,909,215	54,667,514	27,078,179	30,239,891	12,471,433	90,705,956
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	1,109,439	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(28,491)	(1,375)	486,277	2,010	(16,958)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(14,767)	(44,229)	(351,693)	—

NET ASSETS	$623,086,420	$338,815,905	$197,491,105	$262,398,590	$281,220,101	$745,750,210

Class 1 (unlimited shares authorized):
Net assets	$2,588,914	$99,058,349	$158,580,895	$56,474,694	$101,972,663	$70,385,834
Shares of beneficial interest issued and outstanding	138,362	10,575,062	10,471,525	6,153,411	12,355,893	4,775,109
Net asset value, offering and redemption price per share	$18.71	$9.37	$15.14	$9.18	$8.25	$14.74

Class 2 (unlimited shares authorized):
Net assets	$20,345,423	$9,701,292	$5,727,540	$20,331,354	$6,682,660	$25,910,059
Shares of beneficial interest issued and outstanding	1,089,168	1,032,177	379,310	2,226,636	815,240	1,760,440
Net asset value, offering and redemption price per share	$18.68	$9.40	$15.10	$9.13	$8.20	$14.72

Class 3 (unlimited shares authorized):
Net assets	$600,152,083	$230,056,264	$33,182,670	$185,592,542	$172,564,778	$649,454,317
Shares of beneficial interest issued and outstanding	32,263,441	24,554,829	2,206,136	20,356,541	21,191,800	44,206,203
Net asset value, offering and redemption price per share	$18.60	$9.37	$15.04	$9.12	$8.14	$14.69

See Notes to Financial Statements

226

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Period Ended January 31, 2013

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$143,671	$—	$84,280	$7,534
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	810,527	65,571,233	7,391,763	24,114,898	25,598,677

Total investment income*	810,527	65,714,904	7,391,763	24,199,178	25,606,211

EXPENSES:
Investment advisory and management fees	1,405,494	5,864,758	2,092,817	1,948,615	6,463,174
Service fees:
Class 2	32,519	57,136	20,179	27,840	36,365
Class 3	456,896	2,086,316	602,826	464,662	2,182,858
Custodian and accounting fees	72,886	273,268	172,760	98,212	290,225
Reports to shareholders	33,962	119,148	36,487	33,325	118,980
Audit and tax fees	37,966	42,696	50,411	53,934	64,725
Legal fees	5,611	9,968	8,908	5,748	12,283
Trustees’ fees and expenses	22,611	82,749	25,002	22,968	81,651
Interest expense	—	2,440	139	579	—
Other expenses	12,733	21,411	10,896	11,009	16,037

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,080,678	8,559,890	3,020,425	2,666,892	9,266,298
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(15,621)	—	—	—	—
Custody credits earned on cash balances	(241)	(208)	(437)	(71)	(264)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	2,064,816	8,559,682	3,019,988	2,666,821	9,266,034

Net investment income (loss)	(1,254,289)	57,155,222	4,371,775	21,532,357	16,340,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	625	21,105,095	2,935,847	7,235,373	27,386,232
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(5,607,883)	974,309	—	4,589,890
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	2,182	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(3,439,917)	—	(3,701,969)

Net realized gain (loss) on investments and foreign currencies	625	15,497,212	472,421	7,235,373	28,274,153

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	37,111	18,593,165	(3,778,531)	15,739,772	3,470,624
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	781,445	393,339	—	2,527,367
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	560,582	—	(1,752,017)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	81,641	—	170,547
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	37,111	19,374,610	(2,742,969)	15,739,772	4,416,521

Net realized and unrealized gain (loss) on investments and foreign currencies	37,736	34,871,822	(2,270,548)	22,975,145	32,690,674

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,216,553)	$92,027,044	$2,101,227	$44,507,502	$49,030,851

* Net of foreign withholding taxes on interest and dividends of	$—	$(25,321)	$(22,434)	$—	$(34)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

227

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2013

	Balanced	MFS Total Return	Sun America Dynamic Allocation	Sun America Dynamic Strategy#	Telecom Utility
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,289,629	$10,276,441	$—	$—	$1,854,132
Dividends (affiliated)	—	—	17,413,485	1,488,026	—
Interest (unaffiliated)	1,910,443	8,939,297	2,046,406	136,657	36,883

Total investment income*	4,200,072	19,215,738	19,459,891	1,624,683	1,891,015

EXPENSES:
Investment advisory and management fees	1,073,659	4,149,161	2,463,867	162,514	360,036
Service fees:
Class 2	14,004	69,516	—	—	4,514
Class 3	172,264	820,664	2,490,137	162,514	57,246
Custodian and accounting fees	141,295	215,731	30,336	10,750	128,350
Reports to shareholders	18,138	66,060	85,085	13,600	5,990
Audit and tax fees	43,340	37,118	28,282	21,898	34,456
Legal fees	5,150	7,408	146,302	23,521	9,836
Trustees’ fees and expenses	11,974	46,464	62,476	3,735	3,651
Interest expense	—	—	—	—	—
Other expenses	22,304	35,228	6,646	2,235	13,464

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,502,128	5,447,350	5,313,131	400,767	617,543
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	33,953	(43,236)	—
Custody credits earned on cash balances	(35)	(539)	—	—	(101)
Fees paid indirectly (Note 5)	(5,210)	(6,439)	—	—	(1,441)

Net expenses	1,496,883	5,440,372	5,347,084	357,531	616,001

Net investment income (loss)	2,703,189	13,775,366	14,112,807	1,267,152	1,275,014

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,023,878	29,940,707	1,659,508	60,908	4,446,031
Net realized gain (loss) on investments (affiliated)	—	—	(2,633,798)	(285,517)	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	7,517,979	752,781	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	48,571	—	(9,519,221)	(916,862)	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	4,522	—	—	9,571

Net realized gain (loss) on investments and foreign currencies	8,072,449	29,945,229	(2,975,532)	(388,690)	4,455,602

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	7,134,901	28,766,844	(4,821,556)	(709,684)	1,964,050
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	95,735,900	9,715,481	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	20,421	—	10,953,084	622,432	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,136	—	—	(118,598)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	7,155,322	28,767,980	101,867,428	9,628,229	1,845,452

Net realized and unrealized gain (loss) on investments and foreign currencies	15,227,771	58,713,209	98,891,896	9,239,539	6,301,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,930,960	$72,488,575	$113,004,703	$10,506,691	$7,576,068

* Net of foreign withholding taxes on interest and dividends of	$7,876	$56,122	$—	$—	$113,899

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#	For the period July 16, 2012 (commencement of operations) to January 31, 2013.

See Notes to Financial Statements

228

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2013

	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,302,917	$10,661,847	$1,613,137	$26,443,481	$3,163,454
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	766	721	243	71,641	154

Total investment income*	2,303,683	10,662,568	1,613,380	26,515,122	3,163,608

EXPENSES:
Investment advisory and management fees	409,202	1,955,779	684,924	8,767,388	535,322
Service fees:
Class 2	—	17,097	9,830	108,607	10,786
Class 3	—	222,644	77,458	1,512,908	122,604
Custodian and accounting fees	118,125	89,758	42,583	306,804	36,160
Reports to shareholders	10,798	33,552	9,577	127,735	10,355
Audit and tax fees	32,887	32,943	32,863	33,379	32,794
Legal fees	5,347	5,320	8,303	10,183	4,984
Trustees’ fees and expenses	6,163	22,915	6,339	88,027	6,738
Interest expense	28	—	685	—	2,151
Other expenses	11,076	20,178	13,604	53,926	12,793

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	593,626	2,400,186	886,166	11,008,957	774,687
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(30,970)	—	—	—	—
Custody credits earned on cash balances	(10)	—	(7)	(380)	(1)
Fees paid indirectly (Note 5)	—	(9,818)	—	(18,366)	—

Net expenses	562,646	2,390,368	886,159	10,990,211	774,686

Net investment income (loss)	1,741,037	8,272,200	727,221	15,524,911	2,388,922

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	698,579	10,067,078	8,702,519	75,958,963	8,973,480
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	233,466	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	461	—	4,541	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,530)	(30,007)	—

Net realized gain (loss) on investments and foreign currencies	932,506	10,067,078	8,704,530	75,928,956	8,973,480

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	14,503,999	30,051,823	3,670,185	69,107,248	2,372,792
Change in unrealized appreciation (depreciation) on investments (affiliated)	96,515	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	44,745	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	6,020	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	14,645,259	30,051,823	3,670,185	69,113,268	2,372,792

Net realized and unrealized gain (loss) on investments and foreign currencies	15,577,765	40,118,901	12,374,715	145,042,224	11,346,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,318,802	$48,391,101	$13,101,936	$160,567,135	$13,735,194

* Net of foreign withholding taxes on interest and dividends of	$2,121	$(4,246)	$(132)	$391,559	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

229

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2013

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,686,568	$1,048,659	$7,580,299	$1,702,522	$1,075,829	$7,378,128
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,215	98	4,702	704	418	27,461

Total investment income*	3,687,783	1,048,757	7,585,001	1,703,226	1,076,247	7,405,589

EXPENSES:
Investment advisory and management fees	2,338,624	541,845	2,876,154	1,379,989	605,269	2,648,849
Service fees:
Class 2	37,809	3,632	18,249	4,285	5,812	15,172
Class 3	321,768	125,518	740,516	203,372	181,321	689,128
Custodian and accounting fees	122,392	38,570	135,364	60,496	53,978	83,585
Reports to shareholders	40,413	7,182	42,151	17,530	10,168	37,616
Audit and tax fees	32,833	32,870	32,911	32,856	32,875	32,795
Legal fees	5,672	4,608	7,056	4,946	5,116	6,421
Trustees’ fees and expenses	27,037	4,422	28,941	11,427	6,383	25,533
Interest expense	—	282	387	—	—	—
Other expenses	23,573	13,333	22,344	15,837	13,466	20,653

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,950,121	772,262	3,904,073	1,730,738	914,388	3,559,752
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(37,737)	—	—	7,715	—
Custody credits earned on cash balances	(9)	(3)	(311)	(2)	—	(78)
Fees paid indirectly (Note 5)	(36,163)	—	(8,664)	(13,910)	(5,360)	—

Net expenses	2,913,949	734,522	3,895,098	1,716,826	916,743	3,559,674

Net investment income (loss)	773,834	314,235	3,689,903	(13,600)	159,504	3,845,915

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	34,356,594	3,224,529	26,741,815	15,063,586	9,120,456	29,559,932
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(3,605)	(10,769)	—	—	—

Net realized gain (loss) on investments and foreign currencies	34,356,594	3,220,924	26,731,046	15,063,586	9,120,456	29,559,932

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,340,881	3,292,460	46,396,289	5,250,431	(1,222,416)	9,416,674
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	160	1,016	—	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	9,340,881	3,292,620	46,397,305	5,250,431	(1,222,416)	9,416,674

Net realized and unrealized gain (loss) on investments and foreign currencies	43,697,475	6,513,544	73,128,351	20,314,017	7,898,040	38,976,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,471,309	$6,827,779	$76,818,254	$20,300,417	$8,057,544	$42,822,521

* Net of foreign withholding taxes on interest and dividends of	$3,718	$14,260	$106,216	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

230

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2013

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,869,038	$2,094,914	$486,101	$1,290,094	$1,824,334	$282,648
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,026	509	248	1,798	1,005	222

Total investment income*	5,871,064	2,095,423	486,349	1,291,892	1,825,339	282,870

EXPENSES:
Investment advisory and management fees	2,506,825	1,533,015	592,721	1,743,750	1,079,084	379,609
Service fees:
Class 2	—	26,540	5,356	6,664	21,429	4,751
Class 3	585,483	313,785	56,007	497,274	232,852	58,198
Custodian and accounting fees	64,102	66,077	53,206	86,713	45,220	43,828
Reports to shareholders	28,363	21,630	9,309	26,518	14,089	4,657
Audit and tax fees	32,914	32,894	32,944	32,916	32,819	33,082
Legal fees	6,191	5,468	3,673	6,186	5,136	9,324
Trustees’ fees and expenses	18,859	14,427	5,692	17,443	9,462	2,840
Interest expense	—	—	—	—	277	215
Other expenses	19,178	17,190	13,867	19,118	14,191	12,276

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,261,915	2,031,026	772,775	2,436,582	1,454,559	548,780
Net (fees waived and expenses reimbursed) / recouped by investment advisor (Note 4)	—	—	—	—	—	(37,961)
Custody credits earned on cash balances	(36)	(5)	(23)	(29)	(2)	(7)
Fees paid indirectly (Note 5)	—	(13,410)	(4,867)	(33,851)	(2,952)	(7,821)

Net expenses	3,261,879	2,017,611	767,885	2,402,702	1,451,605	502,991

Net investment income (loss)	2,609,185	77,812	(281,536)	(1,110,810)	373,734	(220,121)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,889,385	11,545,825	2,498,352	17,258,301	6,194,248	974,046
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(206)	—	238	(3,441)	4,570

Net realized gain (loss) on investments and foreign currencies	2,889,385	11,545,619	2,498,352	17,258,539	6,190,807	978,616

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	39,616,244	15,112,287	8,867,357	18,817,089	5,591,896	(844,302)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	1	(9,854)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	39,616,244	15,112,287	8,867,357	18,817,089	5,591,897	(854,156)

Net realized and unrealized gain (loss) on investments and foreign currencies	42,505,629	26,657,906	11,365,709	36,075,628	11,782,704	124,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,114,814	$26,735,718	$11,084,173	$34,964,818	$12,156,438	$(95,661)

* Net of foreign withholding taxes on interest and dividends of	$3,808	$2,829	$—	$12,133	$—	$3,990

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

231

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended January 31, 2013

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,914,431	$10,403,084	$3,087,527	$7,181,955	$5,938,828	$22,765,197
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	732	13,483	479	4,141	6,015	2,301

Total investment income*	8,915,163	10,416,567	3,088,006	7,186,096	5,944,843	22,767,498

EXPENSES:
Investment advisory and management fees	5,319,664	2,978,319	1,145,263	2,159,527	2,890,723	5,296,190
Service fees:
Class 2	30,020	14,488	8,924	30,180	11,104	37,345
Class 3	1,389,970	565,900	79,457	449,002	426,835	1,505,754
Custodian and accounting fees	137,620	199,779	153,846	246,896	365,470	339,380
Reports to shareholders	67,676	31,957	13,536	25,656	26,478	74,128
Audit and tax fees	32,409	52,129	42,988	67,750	43,188	51,505
Legal fees	11,295	6,158	5,329	5,624	5,987	14,503
Trustees’ fees and expenses	42,828	22,168	9,169	17,699	18,245	47,687
Interest expense	2,219	269	—	—	823	665
Other expenses	30,490	22,464	18,719	37,634	20,762	31,656

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	7,064,191	3,893,631	1,477,231	3,039,968	3,809,615	7,398,813
Net (fees waived and expenses reimbursed) / recouped by investment advisor (Note 4)	—	(158,150)	—	—	(14,297)	—
Custody credits earned on cash balances	(9)	(30)	(12)	(42)	(11)	(20)
Fees paid indirectly (Note 5)	(122,790)	(5,687)	(2,910)	—	(94,829)	(2,384)

Net expenses	6,941,392	3,729,764	1,474,309	3,039,926	3,700,478	7,396,409

Net investment income (loss)	1,973,771	6,686,803	1,613,697	4,146,170	2,244,365	15,371,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	46,932,366	1,910,733	5,386,135	(1,076,949)	(3,190,938)	(3,263,260)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	3,834,996	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	284,033	27,437	1,737,105	(175,623)	(144,465)

Net realized gain (loss) on investments and foreign currencies	46,932,366	2,194,766	5,413,572	4,495,152	(3,366,561)	(3,407,725)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	49,501,375	46,057,299	16,184,568	29,190,365	20,971,897	108,476,462
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	730,605	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(357,354)	(2,245)	(17,886)	(24,479)	558
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(14,767)	(42,155)	(312,887)	—

Net unrealized gain (loss) on investments and foreign currencies	49,501,375	45,699,945	16,167,556	29,860,929	20,634,531	108,477,020

Net realized and unrealized gain (loss) on investments and foreign currencies	96,433,741	47,894,711	21,581,128	34,356,081	17,267,970	105,069,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,407,512	$54,581,514	$23,194,825	$38,502,251	$19,512,335	$120,440,384

* Net of foreign withholding taxes on interest and dividends of	$—	$929,328	$145,253	$556,416	$700,749	$2,120,192

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$592,334	$—

See Notes to Financial Statements

232

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,254,289)	$(1,529,363)	$57,155,222	$59,215,008	$4,371,775	$5,236,940
Net realized gain (loss) on investments and foreign currencies	625	2,508	15,497,212	12,478,278	472,421	21,518,576
Net unrealized gain (loss) on investments and foreign currencies	37,111	(24,536)	19,374,610	4,350,704	(2,742,969)	(5,641,798)

Net increase (decrease) in net assets resulting from operations	(1,216,553)	(1,551,391)	92,027,044	76,043,990	2,101,227	21,113,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(13,999,132)	(13,968,445)	(4,672,391)	(1,805,417)
Net investment income — Class 2	—	—	(1,934,064)	(2,471,250)	(738,074)	(335,630)
Net investment income — Class 3	—	—	(42,636,895)	(46,377,162)	(13,318,114)	(4,390,460)
Net realized gain on securities — Class 1	—	—	(2,591,476)	(1,041,664)	(3,069,939)	(1,120,861)
Net realized gain on securities — Class 2	—	—	(369,554)	(189,726)	(500,533)	(224,617)
Net realized gain on securities — Class 3	—	—	(8,246,869)	(3,589,294)	(9,098,283)	(2,988,889)

Total distributions to shareholders	—	—	(69,777,990)	(67,637,541)	(31,397,334)	(10,865,874)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(43,418,268)	(33,219,485)	106,140,266	18,054,181	56,389,518	19,699,935

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,634,821)	(34,770,876)	128,389,320	26,460,630	27,093,411	29,947,779

NET ASSETS:
Beginning of period	328,841,216	363,612,092	1,053,341,410	1,026,880,780	319,646,086	289,698,307

End of period†	$284,206,395	$328,841,216	$1,181,730,730	$1,053,341,410	$346,739,497	$319,646,086

† Includes accumulated undistributed net investment income (loss)	$(95,392)	$(96,216)	$57,058,967	$58,473,837	$(4,208,005)	$14,404,132

See Notes to Financial Statements

233

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,532,357	$20,592,174	$16,340,177	$18,081,471	$2,703,189	$2,067,062
Net realized gain (loss) on investments and foreign currencies	7,235,373	(182,322)	28,274,153	18,900,888	8,072,449	8,250,297
Net unrealized gain (loss) on investments and foreign currencies	15,739,772	(6,547,322)	4,416,521	20,617,486	7,155,322	(3,529,292)

Net increase (decrease) in net assets resulting from operations	44,507,502	13,862,530	49,030,851	57,599,845	17,930,960	6,788,067

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,021,247)	(8,164,311)	(6,239,872)	(1,906,399)	(1,144,937)	(1,569,404)
Net investment income — Class 2	(1,135,118)	(1,595,894)	(763,260)	(323,176)	(112,125)	(161,716)
Net investment income — Class 3	(11,930,465)	(12,412,910)	(26,860,403)	(7,980,453)	(886,226)	(598,981)
Net realized gain on securities — Class 1	—	—	(1,281,989)	(1,473,509)	—	—
Net realized gain on securities — Class 2	—	—	(164,059)	(276,087)	—	—
Net realized gain on securities — Class 3	—	—	(5,834,086)	(7,295,123)	—	—

Total distributions to shareholders	(20,086,830)	(22,173,115)	(41,143,669)	(19,254,747)	(2,143,288)	(2,330,101)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	26,632,843	4,797,668	297,853,294	225,003,176	19,678,432	(2,510,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,053,515	(3,512,917)	305,740,476	263,348,274	35,466,104	1,947,916

NET ASSETS:
Beginning of period	290,019,078	293,531,995	906,970,623	643,622,349	139,750,403	137,802,487

End of period†	$341,072,593	$290,019,078	$1,212,711,099	$906,970,623	$175,216,507	$139,750,403

† Includes accumulated undistributed net investment income (loss)	$20,987,459	$19,558,595	$20,475,417	$33,179,633	$2,832,124	$2,143,289

See Notes to Financial Statements

234

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the period January 23, 2012@ through January 31, 2012	For the period July 16, 2012@ through January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,775,366	$16,149,571	$14,112,807	$(1,213)	$1,267,152
Net realized gain (loss) on investments and foreign currencies	29,945,229	19,108,960	(2,975,532)	(76)	(388,690)
Net unrealized gain (loss) on investments and foreign currencies	28,767,980	(13,705,867)	101,867,428	77,896	9,628,229

Net increase (decrease) in net assets resulting from operations	72,488,575	21,552,664	113,004,703	76,607	10,506,691

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income — Class 1	(7,133,518)	(7,871,900)	—	—	—
Net investment income — Class 2	(1,171,691)	(1,286,042)	—	—	—
Net investment income — Class 3	(8,166,378)	(8,130,325)	(16,707,224)	—	(1,492,650)
Net realized gain on securities — Class 1	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	(253,781)

Total distributions to shareholders	(16,471,587)	(17,288,267)	(16,707,224)	—	(1,746,431)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(68,312,675)	(104,841,275)	2,075,210,251	21,367,221	281,003,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,295,687)	(100,576,878)	2,171,507,730	21,443,828	289,764,193

NET ASSETS:
Beginning of period	652,369,042	752,945,920	21,443,828	—	—

End of period†	$640,073,355	$652,369,042	$2,192,951,558	$21,443,828	$289,764,193

† Includes accumulated undistributed net investment income (loss)	$14,267,576	$16,471,588	$(530,466)	$—	$(61,711)

@	Commencement of operations

See Notes to Financial Statements

235

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Telecom Utility		Equity Index		Growth-Income
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,275,014	$1,284,776	$1,741,037	$259,970	$8,272,200	$5,677,009
Net realized gain (loss) on investments and foreign currencies	4,455,602	2,227,788	932,506	(78,323)	10,067,078	9,966,230
Net unrealized gain (loss) on investments and foreign currencies	1,845,452	(1,761,433)	14,645,259	421,753	30,051,823	9,094,645

Net increase (decrease) in net assets resulting from operations	7,576,068	1,751,131	17,318,802	603,400	48,391,101	24,737,884

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(749,657)	(546,246)	(260,298)	(256,032)	(3,900,613)	(1,733,821)
Net investment income — Class 2	(100,859)	(70,721)	—	—	(181,082)	(88,301)
Net investment income — Class 3	(773,806)	(340,365)	—	—	(1,465,415)	(299,497)
Net realized gain on securities — Class 1	—	—	—	—	(1,941,575)	—
Net realized gain on securities — Class 2	—	—	—	—	(97,479)	—
Net realized gain on securities — Class 3	—	—	—	—	(827,548)	—

Total distributions to shareholders	(1,624,322)	(957,332)	(260,298)	(256,032)	(8,413,712)	(2,121,619)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,666,844)	6,951,376	186,933,585	(425,572)	82,339,687	10,003,626

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,284,902	7,745,175	203,992,089	(78,204)	122,317,076	32,619,891

NET ASSETS:
Beginning of period	46,022,819	38,277,644	18,484,589	18,562,793	259,618,897	226,999,006

End of period†	$49,307,721	$46,022,819	$222,476,678	$18,484,589	$381,935,973	$259,618,897

† Includes accumulated undistributed net investment income (loss)	$1,288,332	$1,622,072	$1,741,038	$260,299	$8,122,911	$5,692,455

See Notes to Financial Statements

236

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Opportunities		Davis Venture Value		“Dogs” of Wall Street
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$727,221	$541,016	$15,524,911	$11,375,131	$2,388,922	$1,772,357
Net realized gain (loss) on investments and foreign currencies	8,704,530	4,483,026	75,928,956	102,468,515	8,973,480	3,829,068
Net unrealized gain (loss) on investments and foreign currencies	3,670,185	(2,742,899)	69,113,268	(133,192,717)	2,372,792	4,324,409

Net increase (decrease) in net assets resulting from operations	13,101,936	2,281,143	160,567,135	(19,349,071)	13,735,194	9,925,834

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(465,107)	(292,318)	(4,159,327)	(7,754,280)	(665,608)	(604,521)
Net investment income — Class 2	(50,094)	(29,312)	(440,708)	(913,557)	(139,331)	(150,001)
Net investment income — Class 3	(223,372)	(92,751)	(3,309,130)	(6,738,201)	(970,788)	(626,469)
Net realized gain on securities — Class 1	—	—	(30,144,606)	—	—	—
Net realized gain on securities — Class 2	—	—	(4,088,387)	—	—	—
Net realized gain on securities — Class 3	—	—	(34,956,920)	—	—	—

Total distributions to shareholders	(738,573)	(414,381)	(77,099,078)	(15,406,038)	(1,775,727)	(1,380,991)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(998,872)	(17,392,065)	(80,304,604)	(141,460,928)	14,309,951	10,279,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,364,491	(15,525,303)	3,163,453	(176,216,037)	26,269,418	18,824,344

NET ASSETS:
Beginning of period	84,434,852	99,960,155	1,235,652,408	1,411,868,445	78,761,608	59,937,264

End of period†	$95,799,343	$84,434,852	$1,238,815,861	$1,235,652,408	$105,031,026	$78,761,608

† Includes accumulated undistributed net investment income (loss)	$711,429	$527,822	$13,652,215	$6,021,455	$2,388,922	$1,775,727

See Notes to Financial Statements

237

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Alliance Growth		Capital Growth		MFS Massachusetts Investors Trust
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$773,834	$1,551,356	$314,235	$112,825	$3,689,903	$2,633,505
Net realized gain (loss) on investments and foreign currencies	34,356,594	40,962,792	3,220,924	3,076,367	26,731,046	4,424,662
Net unrealized gain (loss) on investments and foreign currencies	9,340,881	(32,328,364)	3,292,620	(1,761,820)	46,397,305	(2,829,475)

Net increase (decrease) in net assets resulting from operations	44,471,309	10,185,784	6,827,779	1,427,372	76,818,254	4,228,692

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,058,263)	(1,137,969)	(30,904)	—	(894,390)	(435,186)
Net investment income — Class 2	(78,515)	(87,666)	(6,662)	—	(66,042)	(68,806)
Net investment income — Class 3	(281,485)	(295,742)	(78,523)	—	(1,661,060)	(1,153,167)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,418,263)	(1,521,377)	(116,089)	—	(2,621,492)	(1,657,159)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(56,346,992)	(70,876,903)	(8,020,653)	(9,186,612)	94,556,715	61,111,398

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,293,946)	(62,212,496)	(1,308,963)	(7,759,240)	168,753,477	63,682,931

NET ASSETS:
Beginning of period	385,002,880	447,215,376	61,733,646	69,492,886	342,817,619	279,134,688

End of period†	$371,708,934	$385,002,880	$60,424,683	$61,733,646	$511,571,096	$342,817,619

† Includes accumulated undistributed net investment income (loss)	$592,251	$1,299,746	$310,816	$116,090	$3,679,107	$2,621,465

See Notes to Financial Statements

238

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Fundamental Growth		Blue Chip Growth		Real Estate
	For the Year ended January 31, 2013	For the year ended January 31, 2012	For the Year ended January 31, 2013	For the year ended January 31, 2012	For the Year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(13,600)	$(296,532)	$159,504	$(31,105)	$3,845,915	$3,279,102
Net realized gain (loss) on investments and foreign currencies	15,063,586	9,344,722	9,120,456	915,149	29,559,932	37,040,499
Net unrealized gain (loss) on investments and foreign currencies	5,250,431	(9,911,304)	(1,222,416)	(1,354,727)	9,416,674	(7,966,550)

Net increase (decrease) in net assets resulting from operations	20,300,417	(863,114)	8,057,544	(470,683)	42,822,521	32,353,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(23,389)	(731,416)	(412,385)
Net investment income — Class 2	—	—	—	(3,621)	(94,758)	(81,055)
Net investment income — Class 3	—	—	—	(3,542)	(2,451,445)	(1,968,237)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(30,552)	(3,277,619)	(2,461,677)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	30,704,681	(18,374,450)	(4,034,039)	22,139,578	19,982,204	6,588,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,005,098	(19,237,564)	4,023,505	21,638,343	59,527,106	36,479,620

NET ASSETS:
Beginning of period	142,033,960	161,271,524	85,758,023	64,119,680	321,638,231	285,158,611

End of period†	$193,039,058	$142,033,960	$89,781,528	$85,758,023	$381,165,337	$321,638,231

† Includes accumulated undistributed net investment income (loss)	$(86,476)	$(72,876)	$137,775	$(21,772)	$3,845,915	$3,277,619

See Notes to Financial Statements

239

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Company Value		Mid-Cap Growth		Aggressive Growth
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,609,185	$678,143	$77,812	$(569,737)	$(281,536)	$(334,826)
Net realized gain (loss) on investments and foreign currencies	2,889,385	8,855,163	11,545,619	20,352,602	2,498,352	15,669,477
Net unrealized gain (loss) on investments and foreign currencies	39,616,244	(500,021)	15,112,287	(17,442,322)	8,867,357	(12,847,478)

Net increase (decrease) in net assets resulting from operations	45,114,814	9,033,285	26,735,718	2,340,543	11,084,173	2,487,173

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(126,831)	(15,077)	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(551,312)	(495,454)	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(678,143)	(510,531)	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	25,749,899	37,869,740	5,919,235	2,531,962	7,869,600	(5,247,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,186,570	46,392,494	32,654,953	4,872,505	18,953,773	(2,760,757)

NET ASSETS:
Beginning of period	233,508,028	187,115,534	187,143,693	182,271,188	71,671,854	74,432,611

End of period†	$303,694,598	$233,508,028	$219,798,646	$187,143,693	$90,625,627	$71,671,854

† Includes accumulated undistributed net investment income (loss)	$2,609,185	$678,143	$(105,384)	$(117,043)	$(58,175)	$(43,278)

See Notes to Financial Statements

240

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Growth Opportunities		Marsico Focused Growth		Technology
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,110,810)	$(1,216,309)	$373,734	$176,390	$(220,121)	$(256,645)
Net realized gain (loss) on investments and foreign currencies	17,258,539	12,886,678	6,190,807	10,023,547	978,616	682,570
Net unrealized gain (loss) on investments and foreign currencies	18,817,089	(4,740,620)	5,591,897	(6,766,330)	(854,156)	(53,537)

Net increase (decrease) in net assets resulting from operations	34,964,818	6,929,749	12,156,438	3,433,607	(95,661)	372,388

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(59,570)	(58,855)	—	—
Net investment income — Class 2	—	—	(16,350)	(29,558)	—	—
Net investment income — Class 3	—	—	(98,631)	(87,456)	—	—
Net realized gain on securities — Class 1	(1,218,607)	—	(614,197)	—	—	—
Net realized gain on securities — Class 2	(140,140)	—	(422,511)	—	—	—
Net realized gain on securities — Class 3	(6,395,254)	—	(2,949,255)	—	—	—

Total distributions to shareholders	(7,754,001)	—	(4,160,514)	(175,869)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	16,867,695	44,362,362	12,698,687	11,323,816	(4,643,150)	(6,114,339)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,078,512	51,292,111	20,694,611	14,581,554	(4,738,811)	(5,741,951)

NET ASSETS:
Beginning of period	212,910,861	161,618,750	119,445,747	104,864,193	40,166,784	45,908,735

End of period†	$256,989,373	$212,910,861	$140,140,358	$119,445,747	$35,427,973	$40,166,784

† Includes accumulated undistributed net investment income (loss)	$(5,537)	$(173,571)	$370,294	$174,552	$(37,364)	$(44,425)

See Notes to Financial Statements

241

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small & Mid Cap Value		International Growth and Income		Global Equities
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,973,771	$957,456	$6,686,803	$6,733,102	$1,613,697	$1,158,705
Net realized gain (loss) on investments and foreign currencies	46,932,366	54,770,477	2,194,766	2,730,085	5,413,572	4,031,844
Net unrealized gain (loss) on investments and foreign currencies	49,501,375	(62,429,423)	45,699,945	(44,950,731)	16,167,556	(12,857,798)

Net increase (decrease) in net assets resulting from operations	98,407,512	(6,701,490)	54,581,514	(35,487,544)	23,194,825	(7,667,249)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,377)	—	(1,958,340)	(2,591,238)	(885,259)	(671,346)
Net investment income — Class 2	(78,783)	(29,796)	(204,937)	(329,584)	(32,690)	(59,480)
Net investment income — Class 3	(2,042,607)	(659,150)	(4,670,203)	(7,129,903)	(166,960)	(261,023)
Net realized gain on securities — Class 1	(58,967)	—	—	—	—	—
Net realized gain on securities — Class 2	(1,389,358)	—	—	—	—	—
Net realized gain on securities — Class 3	(40,340,222)	—	—	—	—	—

Total distributions to shareholders	(43,913,314)	(688,946)	(6,833,480)	(10,050,725)	(1,084,909)	(991,849)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,851,626)	56,855,045	(26,812,080)	(21,097,743)	73,906,391	(9,139,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,642,572	49,464,609	20,935,954	(66,636,012)	96,016,307	(17,798,269)

NET ASSETS:
Beginning of period	577,443,848	527,979,239	317,879,951	384,515,963	101,474,798	119,273,067

End of period†	$623,086,420	$577,443,848	$338,815,905	$317,879,951	$197,491,105	$101,474,798

† Includes accumulated undistributed net investment income (loss)	$850,826	$980,940	$4,593,387	$4,030,116	$1,602,470	$1,013,811

See Notes to Financial Statements

242

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Diversified Equities		Emerging Markets		Foreign Value
	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012	For the year ended January 31, 2013	For the year ended January 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,146,170	$4,796,829	$2,244,365	$1,754,672	$15,371,089	$14,005,607
Net realized gain (loss) on investments and foreign currencies	4,495,152	(3,516,639)	(3,366,561)	(9,763,251)	(3,407,725)	7,524,783
Net unrealized gain (loss) on investments and foreign currencies	29,860,929	(37,395,904)	20,634,531	(36,349,378)	108,477,020	(80,546,696)

Net increase (decrease) in net assets resulting from operations	38,502,251	(36,115,714)	19,512,335	(44,357,957)	120,440,384	(59,016,306)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(533,037)	(1,426,996)	(494,972)	(485,935)	(734,734)	—
Net investment income — Class 2	(161,864)	(488,531)	(23,040)	(39,767)	(458,375)	(442,414)
Net investment income — Class 3	(1,286,107)	(3,915,681)	(546,697)	(712,020)	(11,263,470)	(8,293,425)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(1,981,008)	(5,831,208)	(1,064,709)	(1,237,722)	(12,456,579)	(8,735,839)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(39,470,651)	(29,760,671)	42,780	(813,067)	26,582,580	127,016,520

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,949,408)	(71,707,593)	18,490,406	(46,408,746)	134,566,385	59,264,375

NET ASSETS:
Beginning of period	265,347,998	337,055,591	262,729,695	309,138,441	611,183,825	551,919,450

End of period†	$262,398,590	$265,347,998	$281,220,101	$262,729,695	$745,750,210	$611,183,825

† Includes accumulated undistributed net investment income (loss)	$5,335,542	$1,315,066	$1,474,789	$810,710	$14,951,798	$11,052,298

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-eight separate investment series, thirty-three of which are included in this report. The five Portfolios of the Trust not included in this report are the Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (collectively, the “Life Companies”). Each of the Life Companies is an indirect, wholly-owned subsidiary of American International Group, Inc. (“AIG”).

Effective July 16, 2012, the SunAmerica Dynamic Strategy Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income, while managing net equity income exposure by investing under normal conditions at least 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

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The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions at least 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

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The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official

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Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolio, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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Derivative Instruments:

The following tables present the value of derivatives held as of January 31, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2013:

Corporate Bond
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(5,607,883)	$781,445

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $36,411,914

	Global Bond
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$19,360	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	1,375,803	Unrealized depreciation on swap contracts	1,048,639
Credit contracts(4)	Unrealized appreciation on swap contracts	174,031	Unrealized depreciation on swap contracts	83,608
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	3,463,370	Unrealized depreciation on forward foreign currency contracts	3,486,804

		$5,032,564		$4,619,051

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$970,526	$341,702
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	3,783	51,637
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,549,918)	473,823

		$(2,575,609)	$867,162

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $128,090,658
(3)	The average notional amount outstanding for interest rate swap contracts was $181,014,988
(4)	The average notional amount outstanding for credit default swap contracts was $36,966,667
(5)	The average notional amount outstanding for forward foreign currency contracts was $201,367,351
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of ($521,235) as reported in the Portfolio of Investments

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	Total Return Bond
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)(10)	Variation margin on futures contracts	$40,416	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	6,205,746	Unrealized depreciation on swap contracts	200,998
	Call and put options written, at value	—	Call and put options written, at value	1,090,174
	Call and put options purchased, at value	630,686	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	34,624	Unrealized depreciation on swap contracts	165,022
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	1,915,017	Unrealized depreciation on forward foreign currency contracts	9,434,615

		$8,826,489		$10,890,809

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(11)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$4,659,218	$2,632,973
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(69,328)	(105,606)
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(4,295,274)	(1,880,288)

		$294,616	$647,079

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $65,656,013
(3)	The average notional amount outstanding for interest rate swap contracts was $228,932,264
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $52,775,396
(5)	The average notional amount outstanding for credit default swap contracts was $6,825,000
(6)	The average notional amount outstanding for forward foreign currency contracts was $234,561,684
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $251,826 as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $9,433,333
(9)	The realized gain (loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	Purchased options contracts are included in Investments at value (unaffiliated)
(11)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) investments (unaffiliated).

	Balanced
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,768
Interest rate contracts(3)(4)	Variation margin on futures contracts	1,977	Variation margin on futures contracts	—

		$1,977		$1,768

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$43,930	$9,540
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	4,641	10,881

		$48,571	$20,421

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,219,195
(3)	The average value outstanding for interest rate futures was $12,649,174
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $7,490 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$864,900

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(9,519,221)	$10,953,084

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $128,669,754
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $10,948,539 as reported in the Portfolio of Investments

	SunAmerica Dynamic Strategy
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$85,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(916,862)	$622,432

(1)	The Portfolio’s derivative contracts held during the period ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,081,605
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $622,432 as reported in the Portfolio of Investments

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	Telecom Utility
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2). .	Unrealized appreciation on forward foreign currency contracts	$32,012	Unrealized depreciation on forward foreign currency contracts	$160,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2). .	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$21,054	$(120,643)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $8,528,326

	Equity Index
	Asset Derivatives		Liability Derviatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$15,067

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$233,466	$44,745

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,511,729
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $57,224 as reported in the Portfolio of Investments

	International Growth and Income
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,327,252	Unrealized depreciation on forward foreign currency contracts	$1,352,059

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$399,483	$(349,230)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $175,540,546

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	International Diversified Equities
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$82,118
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	1,021,363	Unrealized depreciation on forward foreign currency contracts	517,961

		$1,021,363		$600,079

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,834,996	$730,605
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,944,483	52,820

		$5,779,479	$783,425

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $30,226,635
(3)	The average notional amount outstanding for forward foreign currency contracts was $49,457,251
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $1,109,439 as reported in the Portfolio of Investments

Emerging Markets
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$663,526	$—

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $2,765,850

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended January 31, 2013, the Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance total return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2013, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the

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cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

At January 31, 2013, a portion of the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Portfolio include amounts set aside for margin requirements for open forward foreign currency contracts.

Futures:    Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended January 31, 2013, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2013, the following Portfolios had open futures contracts: Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At January 31, 2013, the amount shown in the Statements of Assets and Liabilities as due to/from broker for the Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and International Diversified Equities Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended January 31, 2013, the Total Return Bond Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2013, the Total Return Bond Portfolio had open option contracts.

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An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the year ended January 31, 2013 are summarized as follows:

For the year ended January 31, 2013 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2012	$18,200,000	$109,213
Options written	274,300,000	1,335,386
Options terminated in closing purchase transactions	(90,800,000)	(337,253)
Options exercised	—	—
Options expired (written)	—	—

Options outstanding as of January 31, 2013	$201,700,000	$1,107,346

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the year ended January 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the

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referenced index. As a buyer of protection on credit default swaps, a Portfolio makes periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or other fixed income securities with various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2013 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the year ended January 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio used Interest Rate Swap agreements to

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manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At January 31, 2013, the due to/from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond and Total Return Bond Portfolios include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay money or deliver assets, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	2.24%	$5,842,000
Equity Index	4.33	11,270,000
“Dogs” of Wall Street	0.65	1,698,000
Blue Chip Growth	1.13	2,943,000

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As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $260,498,000, a repurchase price of $260,498,072 and a maturity date of February 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bill	1.00%	1/15/2014	$46,440,000	$46,826,985
U.S. Treasury Note	0.50	7/31/2017	46,900,000	46,365,059
U.S. Treasury Bonds	3.50	2/15/2039	100,000,000	109,748,000
U.S. Treasury Bonds	4.38	11/15/2039	50,000,000	62,770,000

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets. A rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield

Mortgage-Backed Dollar Rolls:    During the year ended January 31, 2013, the Global Bond Portolio, Total Return Bond Portfolio, Balanced Portfolio, and MFS Total Return Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond Portfolio, the Total Return Bond Portfolio and the Balanced Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended January 31, 2013, the Global Bond Portfolio, the Total Return Bond Portfolio, the Balanced Portfolio and the MFS Total Return Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $456,316, $3,891,601, $388,831, and $77,939 respectively.

At January 31, 2013, a portion of the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Portfolio include amounts set aside as collateral for open TBA mortgage-backed securities.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend

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income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolios.

Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolio’s 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

In the fiscal year ended January 31, 2013, management recorded an adjustment on the Foreign Value Portfolio to decrease “net unrealized gain (loss) on investments (unaffiliated)” in the amount of $4,895,855 and an offsetting adjustment to increase “net realized gain (loss) on investments (unaffiliated)” by the same amount. The adjustment is related to a transaction in the fiscal year ended January 31, 2012 that had no impact on net asset value and is not considered material to the current or prior year financial statements of the Portfolio.

Organization and Offering Costs:    Organizational costs incurred in connection with the commencement of SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Startegy Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

New Accounting Pronouncements:    In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and

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disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the period ended January 31, 2013
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,557,872)	$(28,780)	$—	$—
Corporate Bond	57,198,500	16,273,365	91,888,649	59,868,479	9,909,511
Global Bond	7,460,977	—	4,717,073	27,323,683	4,073,651
High-Yield Bond	21,477,668	(35,025,436)	3,995,230	20,086,830	—
Total Return Bond	33,652,450	4,064,759	36,358,726	37,800,981	3,342,688
Balanced	2,832,123	(19,933,665)	14,235,026	2,143,288	—
MFS Total Return	14,267,575	(108,196,213)	101,536,638	16,471,587	—
SunAmerica Dynamic Allocation	137,461	6,416,823	90,437,690	16,707,224	—
SunAmerica Dynamic Strategy	276,493	214,457	8,384,707	1,492,650	253,781
Telecom Utility	1,146,108	(11,365,874)	6,221,219	1,624,322	—
Equity Index	1,741,037	(2,318,356)	15,130,192	260,298	—
Growth-Income	8,549,739	9,865,746	52,683,031	5,547,110	2,866,602
Equity Opportunities	711,425	(32,849,056)	17,455,947	738,573	—
Davis Venture Value	15,038,444	74,413,289	386,256,593	7,909,165	69,189,913
“Dogs” of Wall Street	2,388,922	(4,999,532)	10,186,667	1,775,727	—
Alliance Growth	592,251	(71,785,891)	53,010,512	1,418,263	—
Capital Growth	310,815	(16,948,449)	15,760,449	116,089	—
MFS Massachusetts Investor Trust	3,679,732	14,253,239	88,737,992	2,621,492	—
Fundamental Growth	—	(43,135,503)	25,468,813	—	—
Blue Chip Growth	5,942,526	1,320,930	3,442,371	—	—
Real Estate	3,845,915	(1,080,949)	51,315,981	3,277,619	—
Small Company Value	2,789,565	1,219,781	73,394,984	678,143	—
Mid-Cap Growth	—	(19,866,697)	38,130,873	—	—
Aggressive Growth	—	(73,584,977)	13,878,287	—	—
Growth Opportunities	3,438,597	12,782,297	36,840,302	—	7,754,001
Marsico Focused Growth	370,293	5,831,956	21,299,184	174,551	3,985,963
Technology	—	(15,852,409)	3,145,781	—	—
Small & Mid Cap Value	23,161,882	25,761,275	79,771,588	2,124,767	41,788,547
International Growth and Income	6,863,112	(173,439,402)	50,864,110	6,833,480	—
Global Equities	1,715,442	(44,245,550)	25,325,505	1,084,909	—
International Diversified Equities	6,485,030	(35,325,347)	27,252,637	1,981,008	—
Emerging Markets	1,509,510	(37,317,435)	11,892,917	1,064,709	—
Foreign Value	15,884,670	(32,192,824)	89,777,962	12,456,579	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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	Tax Distributions
	For the period ended January 31, 2012
	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$—
Corporate Bond	62,816,857	4,820,684
Global Bond	8,815,855	2,050,019
High-Yield Bond	22,173,115	—
Total Return Bond	15,587,193	3,667,554
Balanced	2,330,101	—
MFS Total Return	17,288,267	—
SunAmerica Dynamic Allocation	—	—
Telecom Utility	957,332	—
Equity Index	256,032	—
Growth-Income	2,121,619	—
Equity Opportunities	414,381	—
Davis Venture Value	15,406,038	—
“Dogs” of Wall Street	1,380,991	—
Alliance Growth	1,521,377	—
Capital Growth	—	—
MFS Massachusetts Investor Trust	1,657,159	—
Fundamental Growth	—	—
Blue Chip Growth	30,552	—
Real Estate	2,461,677	—
Small Company Value	510,531	—
Mid-Cap Growth	—	—
Aggressive Growth	—	—
Growth Opportunities	—	—
Marsico Focused Growth	175,869	—
Technology	—	—
Small & Mid Cap Value	688,946	—
International Growth and Income	10,050,725	—
Global Equities	991,849	—
International Diversified Equities	5,831,208	—
Emerging Markets	1,237,722	—
Foreign Value	8,735,839	—

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As of January 31, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†						Unlimited†
	2014	2015	2016	2017	2018	2019	ST	LT
Cash Management	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,872,954
Corporate Bond	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	35,025,436	—	—	—
Total Return Bond	—	—	—	—	—	—	—	—
Balanced	—	—	—	2,271,923	17,661,742	—	—	—
MFS Total Return	—	—	—	—	108,196,213	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—	—	—
Telecom Utility	—	—	—	—	10,832,273	533,601	—	—
Equity Index	—	—	—	701,573	1,267,999	348,784	—	—
Growth-Income	—	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	811,318	32,037,738	—	—	—
Davis Venture Value	—	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	4,999,532	—	—	—
Alliance Growth	—	—	—	30,479,579	41,306,312	—	—	—
Capital Growth	—	—	—	3,446,062	13,502,387	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	—	—	—
Fundamental Growth	—	—	—	—	43,135,503	—	—	—
Blue Chip Growth	—	—	—	—	—	—	—	—
Real Estate	—	—	—	—	1,080,949	—	—	—
Small Company Value	—	—	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	19,866,697	—	—	—
Aggressive Growth	—	—	—	73,034,801	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—	—
Technology	—	—	—	10,718,411	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	36,174,450	130,906,349	—	2,782,632	3,575,971
Global Equities	—	—	—	—	44,245,550	—	—	—
International Diversified Equities	—	—	—	1,606,529	33,149,533	—	—	569,285
Emerging Markets	—	—	—	11,183,037	7,578,922	—	—	18,555,476
Foreign Value	—	—	—	—	21,768,504	—	1,681,943	8,742,377

† On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the period ended January 31, 2013.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Cash Management	$625	$12,138
Corporate Bond	—	—
Global Bond	—	—
High-Yield Bond	5,443,158	—
Total Return Bond	—	—
Balanced	6,474,343	—
MFS Total Return	28,612,349	—
SunAmerica Dynamic Allocation	—	—
SunAmerica Dynamic Strategy	—	—
Telecom Utility	4,065,515	—
Equity Index	1,193,057	—
Growth-Income	—	—
Equity Opportunities	8,825,473	—
Davis Venture Value	—	—
“Dogs” of Wall Street	9,035,958	—
Alliance Growth	31,460,881	—
Capital Growth	2,817,795	—
MFS Massachusetts Investor Trust	11,560,321	—
Fundamental Growth	13,562,168	—
Blue Chip Growth	2,985,306	—
Real Estate	29,472,328	—
Small Company Value	1,669,604	—
Mid-Cap Growth	9,272,804	—
Aggressive Growth	2,515,323	—
Growth Opportunities	—	—
Marsico Focused Growth	—	—
Technology	1,436,323	—
Small & Mid Cap Value	—	—
International Growth and Income	—	—
Global Equities	3,299,258	—
International Diversified Equities	—	—
Emerging Markets	—	—
Foreign Value	—	—

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Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the period ended January 31, 2013, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$95,392	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	530,466	—	—
SunAmerica Dynamic Strategy	61,711	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	362,637	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	491,978	—
Capital Growth	—	—	—
MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	86,476	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	105,381	526,797	—
Aggressive Growth	58,175	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	37,362	124,338	151,196
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	—	—

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For the period ended January 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts investments in regulated investment companies, nondeductible expenses, foreign capital gain tax and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Cash Management	$1,255,113	$12,138	$(1,267,251)
Corporate Bond	—	—	—
Global Bond†	(4,255,333)	4,255,333	—
High-Yield Bond	(16,663)	16,663	—
Total Return Bond	4,819,142	(4,819,142)	—
Balanced	128,934	(128,934)	—
MFS Total Return	492,209	(492,209)	—
SunAmerica Dynamic Allocation	2,063,951	(1,977,742)	(86,209)
SunAmerica Dynamic Strategy	163,787	(110,101)	(53,686)
Telecom Utility	15,568	(15,568)	—
Equity Index	—	—	—
Growth-Income	(294,634)	300,663	(6,029)
Equity Opportunities	194,959	(215,864)	20,905
Davis Venture Value	15,014	(15,014)	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	(63,066)	(94,314)	157,380
Capital Growth	(3,420)	3,420	—
MFS Massachusetts Investor Trust	(10,769)	10,769	—
Fundamental Growth	—	—	—
Blue Chip Growth	43	(43)	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	(66,153)	76,454	(10,301)
Aggressive Growth	266,639	—	(266,639)
Growth Opportunities	1,278,844	(1,278,844)	—
Marsico Focused Growth	(3,441)	3,441	—
Technology	227,182	(4,570)	(222,612)
Small & Mid Cap Value	20,882	(20,882)	—
International Growth and Income	709,948	(709,948)	—
Global Equities	59,871	(59,871)	—
International Diversified Equities	1,855,314	(1,855,314)	—
Emerging Markets	(515,577)	515,577	—
Foreign Value	984,990	(984,990)	—

†	In the fiscal year ended January 31, 2013, management recorded an adjustment to revise the Global Bond Portfolio’s January 31, 2012 “accumulated undistributed net investment income (loss)” in the amount of ($10,328,980) and “accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, option contracts, securities sold short, and foreign exchange transactions” in the amount of $10,328,980. The adjustment related to reclassifications arising from book/tax differences that resulted from the treatment of foreign currency. The adjustment had no impact on the net asset value and is not considered material to the prior year financial statements of the Global Bond Portfolio.

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The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$18,168	$(46,948)	$(28,780)	$280,867,645
Corporate Bond	101,735,496	(9,846,847)	91,888,649	1,076,076,489
Global Bond	14,830,699	(10,520,353)	4,310,346	376,030,254
High-Yield Bond	18,371,589	(14,376,359)	3,995,230	336,054,127
Total Return Bond	42,417,116	(12,357,459)	30,059,657	1,319,399,379
Balanced	17,615,193	(3,380,167)	14,235,026	174,194,307
MFS Total Return	116,988,964	(15,451,753)	101,537,211	529,355,420
SunAmerica Dynamic Allocation	103,170,829	(12,733,139)	90,437,690	2,072,115,774
SunAmerica Dynamic Strategy	10,125,932	(1,741,225)	8,384,707	278,117,948
Telecom Utility	8,035,083	(1,816,002)	6,219,081	41,516,425
Equity Index	18,993,500	(3,863,308)	15,130,192	206,595,523
Growth-Income	55,218,424	(2,535,393)	52,683,031	328,065,447
Equity Opportunities	17,833,358	(377,411)	17,455,947	78,972,302
Davis Venture Value	410,241,563	(23,990,119)	386,251,444	850,533,943
“Dogs” of Wall Street	11,824,396	(1,637,729)	10,186,667	94,850,896
Alliance Growth	57,503,437	(4,492,925)	53,010,512	315,369,264
Capital Growth	16,071,367	(310,964)	15,760,403	44,562,501
MFS Massachusetts Investors Trust	92,089,790	(3,351,941)	88,737,849	414,216,288
Fundamental Growth	26,348,590	(879,777)	25,468,813	167,535,470
Blue Chip Growth	6,603,507	(3,161,136)	3,442,371	86,343,112
Real Estate	52,128,323	(812,342)	51,315,981	339,720,650
Small Company Value	77,798,887	(4,403,903)	73,394,984	229,792,476
Mid-Cap Growth	40,309,592	(2,178,719)	38,130,873	183,315,643
Aggressive Growth	15,220,432	(1,342,145)	13,878,287	77,063,031
Growth Opportunities	41,324,973	(4,484,671)	36,840,302	221,633,649
Marsico Focused Growth	21,528,396	(229,212)	21,299,184	120,087,887
Technology	4,277,817	(1,130,564)	3,147,253	31,135,933
Small & Mid Cap Value	94,651,137	(14,879,549)	79,771,588	546,203,150
International Growth and Income	60,030,447	(9,123,734)	50,906,713	287,809,866
Global Equities	28,036,459	(2,694,812)	25,341,647	172,832,530
International Diversified Equities	42,133,847	(15,929,948)	26,203,899	231,883,960
Emerging Markets	18,899,094	(6,656,494)	12,242,600	269,163,854
Foreign Value	135,751,151	(45,956,231)	89,794,920	655,463,536

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management

Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

265

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets		Management Fees
Cash Management(1)		$0-$100 million	0.475%
	>	$100 million	0.450%
	>	$500 million	0.425%
	>	$1 billion	0.400%
Corporate Bond		$0-$50 million	0.700%
	>	$50 million	0.600%
	>	$150 million	0.550%
	>	$250 million	0.500%
Global Bond		$0-$50 million	0.750%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
High-Yield Bond		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$250 million	0.550%
Total Return Bond	>	$0	0.600%
Balanced		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
MFS Total Return		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$500 million	0.625%
	>	$750 million	0.595%
	>	$1 billion	0.575%
SunAmerica Dynamic		$0-$1.5 billion	0.250%
Allocation	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
SunAmerica Dynamic		$0-$1.5 billion	0.250%
Strategy	>	$1.5 billion	0.220%
	>	$3 billion	0.200%
Telecom Utility		$0-$150 million	0.750%
	>	$150 million	0.600%
	>	$500 million	0.500%
Equity Index(2)	>	$0	0.400%
Growth-Income		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%
	>	$300 million	0.550%
	>	$500 million	0.500%
Equity Opportunities		$0-$50 million	0.800%
	>	$50 million	0.750%
	>	$250 million	0.700%
Davis Venture Value		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
“Dogs” of Wall Street	>	$0	0.600%
Alliance Growth		$0-$50 million	0.700%
	>	$50 million	0.650%
	>	$150 million	0.600%

Portfolio	Assets		Management Fees
Capital Growth(5)		$0-$50 million	0.900%
	>	$50 million	0.850%
	>	$200 million	0.800%
MFS Massachusetts		$0-$600 million	0.700%
Investors Trust	>	$600 million	0.650%
	>	$1.5 billion	0.600%
Fundamental Growth		$0-$150 million	0.850%
	>	$150 million	0.800%
	>	$300 million	0.700%
Blue Chip Growth		$0-$250 million	0.700%
	>	$250 million	0.650%
	>	$500 million	0.600%
Real Estate		$0-$100 million	0.800%
	>	$100 million	0.750%
	>	$500 million	0.700%
Small Company Value		$0-$200 million	1.000%
	>	$200 million	0.920%
	>	$500 million	0.900%
Mid-Cap Growth		$0-$100 million	0.800%
	>	$100 million	0.750%
Aggressive Growth		$0-$100 million	0.750%
	>	$100 million	0.675%
	>	$250 million	0.625%
	>	$500 million	0.600%
Growth Opportunities		$0-$250 million	0.750%
	>	$250 million	0.700%
	>	$500 million	0.650%
Marsico Focused Growth	>	$0	0.850%
Technology(3)		$0-$250 million	1.000%
	>	$250 million	0.950%
	>	$500 million	0.900%
Small & Mid Cap Value		$0-$250 million	0.950%
	>	$250 million	0.900%
International Growth and		$0-$150 million	1.000%
Income(2)	>	$150 million	0.900%
	>	$300 million	0.800%
Global Equities		$0-$50 million	0.900%
	>	$50 million	0.800%
	>	$150 million	0.700%
	>	$300 million	0.650%
International Diversified		$0-$250 million	0.850%
Equities	>	$250 million	0.800%
	>	$500 million	0.750%
Emerging Markets(4)		$0-$100 million	1.150%
	>	$100 million	1.100%
	>	$200 million	1.050%
Foreign Value		$0-$50 million	1.025%
	>	$50 million	0.865%
	>	$200 million	0.775%
	>	$500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index, and International Growth and Income Portfolios. The voluntary waiver of the investment advisory fees for the Equity Index Portfolio terminated November 1, 2012.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	Pursuant to a Fee Waiver Agreement, effective January 14, 2013, SAAMCo is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(5)	Effective November 1, 2012, the Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Capital Growth Portfolio. Prior to November 1, 2012, the voluntary waiver was 0.05% under a prior agreement with the Adviser.

266

For the year ended January 31, 2013, the amount of the investment advisory fees waived were $28,288, $37,737, $37,961, $158,150 and $14,297 for the Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) Sun America Dynamic Strategy (Subadviser for a portion of the Portfolio)

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P. (dba — Davis Advisors)	Davis Venture Value Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities

J.P. Morgan Investment Management, Inc.	Balanced
Growth-Income Mid-Cap Growth
Global Equities Emerging Markets

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return
MFS Massachusetts Investors Trust
Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities
Capital Growth

Pacific Investment Management Company, LLC (PIMCO)	Total Return Bond

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Incorporated	Fundamental Growth
Aggressive Growth

267

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets		Subadvisory Fees
Cash Management(1)		$0-$100 million	0.125%
	>	$100 million	0.100%
	>	$500 million	0.075%
	>	$1 billion	0.050%
Corporate Bond		$0-$25 million	0.300%
	>	$25 million	0.250%
	>	$50 million	0.200%
	>	$150 million	0.150%
Global Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$250 million	0.200%
High-Yield Bond		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$250 million	0.250%
Total Return Bond	>	$0	0.250%
Balanced		$0-$50 million	0.400%
	>	$50 million	0.300%
	>	$150 million	0.250%
MFS Total Return		$0-$500 million	0.375%
	>	$500 million	0.350%
	>	$750 million	0.320%
	>	$1 billion	0.300%
SunAmerica Dynamic		$0-$500 million	0.180%
Allocation(3)	>	$500 million	0.150%
	>	$1.5 billion	0.130%
SunAmerica Dynamic		$0-$500 million	0.180%
Strategy(3)	>	$500 million	0.150%
	>	$1.5 billion	0.130%
Telecom Utility		$0-$250 million	0.375%
	>	$250 million	0.325%
	>	$750 million	0.300%
	>	$1.5 billion	0.250%
Growth-Income		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%
	>	$300 million	0.200%
	>	$500 million	0.150%
Equity Opportunities		$0-$50 million	0.400%
	>	$50 million	0.350%
	>	$250 million	0.300%
Davis Venture Value		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Alliance Growth		$0-$50 million	0.350%
	>	$50 million	0.300%
	>	$150 million	0.250%

Portfolio	Assets		Subadvisory Fees
Capital Growth		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$250 million	0.375%
	>	$500 million	0.350%
MFS Massachusetts		$0-$300 million	0.400%
Investors Trust	>	$300 million	0.375%
	>	$600 million	0.350%
	>	$900 million	0.325%
	>	$1.5 billion	0.250%
Fundamental Growth		$0-$150 million	0.450%
	>	$150 million	0.425%
	>	$300 million	0.350%
Real Estate		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$500 million	0.350%
Small Company Value		$0-$200 million	0.600%
	>	$200 million	0.520%
	>	$500 million	0.500%
Mid-Cap Growth		$0-$100 million	0.420%
	>	$100 million	0.400%
Aggressive Growth		$0-$100 million	0.450%
	>	$100 million	0.400%
	>	$200 million	0.350%
Growth Opportunities	>	$0	0.500%
Marsico Focused Growth	>	$0	0.450%
Technology		$0-$150 million	0.500%
	>	$150 million	0.450%
	>	$250 million	0.425%
Small & Mid Cap Value		$0-$250 million	0.500%
	>	$250 million	0.450%
International Growth and		$0-$150 million	0.650%
Income (2)	>	$150 million	0.550%
	>	$300 million	0.450%
Global Equities		$0-$50 million	0.450%
	>	$50 million	0.400%
	>	$150 million	0.350%
	>	$500 million	0.300%
International Diversified		$0-$250 million	0.450%
Equities	>	$250 million	0.400%
	>	$500 million	0.350%
Emerging Markets(4)	>	$0	0.60%
Foreign Value		$0-$50 million	0.625%
	>	$50 million	0.465%
	>	$200 million	0.375%
	>	$500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation, the SunAmerica Strategy Portfolios and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	Effective January 14, 2013, J.P. Morgan Investment Management, Inc. (“JPMorgan”) assumed subadvisory responsibilities for the Emerging Markets Portfolio. Prior to January 14, 2013, the amount of subadvisory fees paid to Putnam Investment Management, LLC under its prior subadvisory agreement with SAAMCo were 0.85% on the first $100 million, 0.80% on the next $100 million, and 0.75% on assets over $200 million. On the effective date of the new subadvisory agreement with JPMorgan, the rates reflected in the table went into effect.

268

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios’ average net assets through April 30, 2013 and January 31, 2014, respectively. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 3
SunAmerica Dynamic Allocation	0.55%
SunAmerica Dynamic Strategy(a)	0.55

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Cash Management(b)	0.45%	0.60%	0.70%
Equity Index	0.55%	0.00%	0.00%
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended January 31, 2013, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management(b)	$15,621
Sunamerica Dynamic Allocation	35,231
Sunamerica Dynamic Strategy(a)	87,683
Equity Index	50,617
Blue Chip Growth	5,894

For the period ended January 31, 2013, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment and will expire during the time period indicated are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2013	January 31, 2014	January 31, 2015
Cash Management(b)	$—	$—	$15,621
Sunamerica Dynamic Allocation	69,184	—	—
Sunamerica Dynamic Strategy(a)	44,447	—	43,236
Equity Index	47,935	50,678	101,295
Blue Chip Growth	13,609	33,543	39,438

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

On March 27, 2012 and March 28, 2012, 20 S&P 500 Index future contracts and 9 S&P 500 Index futures contracts, respectively, were purchased. The purchase on March 27, 2012 resulted in the Equity Index Fund’s total positions in futures contracts to exceed 10% of assets. The Portfolio was subject to a limitation which prohibits the Portfolio from investing more than 10% of its assets in futures contracts. On March 29, 2012, the Fund sold 24 S&P 500 Index futures contracts reducing the Portfolio’s positions in futures contracts to less than 10% of assets. The S&P 500 Index futures contracts sold directly track the S&P 500 Index and as a result, no incremental gain or loss to the Portfolio occurred. The commissions incurred of $61 were reimbursed by the Adviser.

On August 10, 2012, the Equity Index Portfolio purchased 3,100 shares of the iShares S&P 500 Index, an exchange traded fund (“ETF”), causing the Portfolio to own in excess of five percent of its total assets in this ETF. The Portfolio is prohibited from owning more than five percent of its total assets in any one investment company. The error was corrected on August 15, 2012 when the Portfolio sold 1,000 shares of the iShares S&P 500 Index, of which 854 shares corrected the error and resulted in a gain of $461 to the Portfolio.

(a)	For the period July 16, 2012 (commencement of operations) to January 31, 2013.
(b)	For the period January 1, 2013 (effective date) to January 31, 2013.

269

On December 26, 2012, the Equity Opportunities Portfolio purchased 1,390 shares of Citigroup, Inc. causing the Portfolio to own in excess of five percent of its total assets in this security. The Portfolio is prohibited from owning more than five percent of its total assets in any one security of an issuer engaged in “securities related activities” as defined under Rule 12d3-1 of the Investment Company Act of 1940. The error was corrected on January 10, 2013, when the Portfolio sold 1,390 shares of Citigroup, Inc. reducing the Portfolio’s position to less than 5% of total assets and resulting in a gain of $4,541 to the Portfolio.

On January 17, 2013, the Global Bond Portfolio purchased $1,450,000 par value of the Collateral Loan Obligation Golub Capital Management CLO, 0.54%, due 07/31/2021 causing the Portfolio to exceed its five percent limit on investments in Collateralized Loan Obligations. On January 18, 2013, the Portfolio reduced its Collateral Loan Obligation investment exposure to below five percent by selling $1,250,000 par value of ECP CLO Ltd. 1.16%, due 03/17/2022. The over purchase of Golub Capital Management CLO, 0.54%, due 07/31/2021, resulted in a gain to the Fund of $2,182.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended January 31, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$5,210
MFS Total Return	6,439
Telecom Utility	1,441
Growth-Income	9,818
Davis Venture Value	18,366
Alliance Growth	36,163
MFS Massachusetts Investors Trust	8,664
Fundamental Growth	13,910
Blue Chip Growth	5,360
Mid-Cap Growth	13,410
Aggressive Growth	4,867
Growth Opportunities	33,851
Marsico Focused Growth	2,952
Technology	7,821
Small & Mid Cap Value	122,790
International Growth and Income	5,687
Global Equities	2,910
Emerging Markets	94,829
Foreign Value	2,384

Note 6.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2013 were as follows:

Portfolio	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Cash Management	$—	$—	$—	$—
Corporate Bond	263,648,140	208,096,186	80,385,352	10,064,258
Global Bond	478,761,034	440,651,479	319,632,534	323,419,583
High-Yield Bond	381,787,514	323,758,896	—	—
Total Return Bond	224,832,229	140,956,631	1,491,566,687	1,343,387,182
Balanced	107,562,552	91,493,338	77,452,452	72,217,907
MFS Total Return	76,797,144	147,247,676	68,647,018	80,018,311
SunAmerica Dynamic Allocation	1,705,722,812	62,363,293	400,106,081	79,089,680
SunAmerica Dynamic Strategy(1)	247,531,256	24,261,176	53,732,349	10,064,027
Telecom Utility	23,775,419	24,846,199	—	—
Equity Index	260,351,311	83,260,984	—	—
Growth-Income	186,231,034	104,722,790	—	—
Equity Opportunities	45,450,301	47,751,740	—	—
Davis Venture Value	148,390,984	292,853,784	—	—
“Dogs” of Wall Street	75,073,209	59,961,780	—	—
Alliance Growth	332,478,033	400,029,280	—	—
Capital Growth	17,908,991	26,000,213	—	—
MFS Massachusetts Investors Trust	223,284,482	129,368,395	—	—

(1)	For the period July 16, 2012 (commencement of operations) to January 31, 2013.

270

	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Fundamental Growth	199,996,174	172,090,542	—	—
Blue Chip Growth	264,905,338	266,708,909	—	—
Real Estate	153,554,128	142,054,656	—	—
Small Company Value	55,493,532	25,160,456	—	—
Mid Cap Growth	151,922,811	141,413,662	—	—
Aggressive Growth	81,703,119	74,796,196	—	—
Growth Opportunities	202,274,584	197,343,930	—	—
Marsico Focused Growth	108,001,343	108,699,928	—	—
Technology	33,903,164	39,038,336	—	—
Small & Mid Cap Value	285,146,415	328,254,066	—	—
International Growth and Income	136,459,123	161,737,605	—	—
Global Equities	174,918,613	104,921,128	—	—
International Diversified Equities	61,133,566	98,188,596	—	—
Emerging Markets	451,945,135	449,781,261	—	—
Foreign Value	125,877,520	99,530,725	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,333,835	$67,319,164	10,972,448	$116,921,578	1,140,283	$12,054,197	1,597,489	$16,952,472
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(8,633,782)	(91,752,060)	(13,423,017)	(143,016,917)	(1,554,314)	(16,426,651)	(2,028,779)	(21,527,069)

Net increase (decreased)	(2,299,947)	$(24,432,896)	(2,450,569)	$(26,095,339)	(414,031)	$(4,372,454)	(431,290)	$(4,574,597)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	21,013,721	$221,119,269	28,478,400	$301,277,023
Reinvested dividends	—	—	—	—
Shares redeemed	(22,401,110)	(235,732,187)	(28,724,953)	(303,826,572)

Net increase (decreased)	(1,387,389)	$(14,612,918)	(246,553)	$(2,549,549)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,879,886	$110,253,725	1,565,409	$21,501,253	216,878	$3,027,414	247,516	$3,373,546
Reinvested dividends	1,205,711	16,590,608	1,166,054	15,010,109	167,607	2,303,618	206,966	2,660,976
Shares redeemed	(3,652,863)	(51,030,027)	(4,558,648)	(62,604,501)	(610,929)	(8,510,939)	(957,652)	(13,148,299)

Net increase (decreased)	5,432,734	$75,814,306	(1,827,185)	$(26,093,139)	(226,444)	$(3,179,907)	(503,170)	$(7,113,777)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	10,772,756	$149,332,334	15,287,899	$207,928,160
Reinvested dividends	3,715,441	50,883,764	3,897,837	49,966,456
Shares redeemed	(12,000,927)	(166,710,231)	(15,079,921)	(206,633,519)

Net increase (decreased)	2,487,270	$33,505,867	4,105,815	$51,261,097

271

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,320,562	$28,683,327	852,620	$10,869,656	143,546	$1,789,808	174,044	$2,196,101
Reinvested dividends	647,494	7,742,330	233,671	2,926,278	104,195	1,238,607	44,987	560,247
Shares redeemed	(1,476,408)	(18,307,458)	(1,808,224)	(22,804,305)	(305,904)	(3,767,053)	(454,658)	(5,680,380)

Net increase (decreased)	1,491,648	$18,118,199	(721,933)	$(9,008,371)	(58,163)	$(738,638)	(235,627)	$(2,924,032)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	5,686,598	$69,576,756	7,519,260	$93,873,446
Reinvested dividends	1,896,538	22,416,397	595,272	7,379,349
Shares redeemed	(4,298,400)	(52,983,196)	(5,530,779)	(69,620,457)

Net increase (decreased)	3,284,736	$39,009,957	2,583,753	$31,632,338

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,465,781	$43,183,627	5,033,675	$28,181,560	521,679	$2,995,613	611,473	$3,441,714
Reinvested dividends	1,230,889	7,021,247	1,598,483	8,164,311	199,267	1,135,118	312,897	1,595,894
Shares redeemed	(6,839,461)	(39,325,895)	(8,999,737)	(51,929,877)	(1,082,266)	(6,192,851)	(1,409,798)	(8,062,221)

Net increase (decreased)	1,857,209	$10,878,979	(2,367,579)	$(15,584,006)	(361,320)	$(2,062,120)	(485,428)	$(3,024,613)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	14,377,237	$82,739,930	16,074,945	$89,914,529
Reinvested dividends	2,101,572	11,930,465	2,439,925	12,412,910
Shares redeemed	(13,409,909)	(76,854,411)	(13,928,437)	(78,921,152)

Net increase (decreased)	3,068,900	$17,815,984	4,586,433	$23,406,287

	Total Return Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,230,120	$142,495,026	4,151,125	$37,311,453	815,788	$7,622,745	625,043	$5,597,303
Reinvested dividends	810,273	7,521,861	383,399	3,379,908	100,384	927,319	68,286	599,263
Shares redeemed	(4,327,600)	(40,411,573)	(4,642,981)	(41,511,192)	(801,992)	(7,445,255)	(1,037,532)	(9,214,016)

Net increase (decreased)	11,712,793	$109,605,314	(108,457)	$(819,831)	114,180	$1,104,809	(344,203)	$(3,017,450)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	36,051,671	$332,971,539	45,870,645	$407,308,562
Reinvested dividends	3,551,493	32,694,489	1,745,319	15,275,576
Shares redeemed	(19,239,371)	(178,522,857)	(21,680,055)	(193,743,681)

Net increase (decreased)	20,363,793	$187,143,171	25,935,909	$228,840,457

272

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	333,522	$5,243,965	501,061	$7,306,698	70,910	$1,106,962	82,851	$1,198,216
Reinvested dividends	71,640	1,144,937	112,173	1,569,404	7,023	112,125	11,568	161,716
Shares redeemed	(1,050,665)	(16,540,638)	(1,475,608)	(21,490,927)	(148,800)	(2,328,425)	(235,790)	(3,465,531)

Net increase (decreased)	(645,503)	$(10,151,736)	(862,374)	$(12,614,825)	(70,867)	$(1,109,338)	(141,371)	$(2,105,599)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,814,260	$43,630,152	1,625,137	$23,551,572
Reinvested dividends	55,574	886,226	42,893	598,981
Shares redeemed	(865,363)	(13,576,872)	(823,937)	(11,940,179)

Net increase (decreased)	2,004,471	$30,939,506	844,092	$12,210,374

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	572,266	$8,866,996	790,761	$11,634,012	163,917	$2,528,389	77,335	$1,150,187
Reinvested dividends	459,137	7,133,518	564,546	7,871,900	75,425	1,171,691	92,264	1,286,042
Shares redeemed	(3,672,387)	(56,844,127)	(5,018,032)	(74,046,805)	(719,857)	(11,111,693)	(799,617)	(11,808,099)

Net increase (decreased)	(2,640,984)	$(40,843,613)	(3,662,725)	$(54,540,893)	(480,515)	$(7,411,613)	(630,018)	$(9,371,870)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,563,793	$39,589,705	2,548,096	$37,451,057
Reinvested dividends	526,452	8,166,378	584,028	8,130,325
Shares redeemed	(4,387,440)	(67,813,532)	(5,888,832)	(86,509,894)

Net increase (decreased)	(1,297,195)	$(20,057,449)	(2,756,708)	$(40,928,512)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the year ended January 31, 2013		For the period January 23, 2012* to January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	206,344,885	$2,150,588,946	2,139,737	$21,457,109
Reinvested dividends	1,579,908	16,707,224	—	—
Shares redeemed	(8,782,366)	(92,085,919)	(8,944)	(89,888)

Net increase (decreased)	199,142,427	$2,075,210,251	2,130,793	$21,367,221

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the period July 16, 2012* to January 31, 2013
	Shares	Amount
Shares sold	28,695,601	$298,723,762
Reinvested dividends	167,614	1,746,431
Shares redeemed	(1,868,347)	(19,466,260)

Net increase (decreased)	26,994,868	$281,003,933

273

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	80,512	$937,915	368,170	$4,172,979	17,206	$204,869	68,318	$770,454
Reinvested dividends	62,519	749,657	51,217	546,246	8,414	100,859	6,633	70,721
Shares redeemed	(390,184)	(4,586,009)	(564,118)	(6,319,889)	(75,445)	(891,838)	(92,380)	(1,027,437)

Net increase (decreased)	(247,153)	$(2,898,437)	(144,731)	$(1,600,664)	(49,825)	$(586,110)	(17,429)	$(186,262)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	554,287	$6,413,534	1,207,324	$13,428,312
Reinvested dividends	64,743	773,806	31,984	340,365
Shares redeemed	(543,000)	(6,369,637)	(457,744)	(5,030,375)

Net increase (decreased)	76,030	$817,703	781,564	$8,738,302

*	Commencement of operations

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	16,297,283	$192,219,454	398,716	$4,275,667
Reinvested dividends	21,607	260,298	25,528	256,032
Shares redeemed	(474,742)	(5,546,167)	(463,626)	(4,957,271)

Net increase (decreased)	15,844,148	$186,933,585	(39,382)	$(425,572)

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,555,227	$82,447,124	257,011	$5,336,316	30,887	$716,637	53,892	$1,102,841
Reinvested dividends	250,909	5,842,188	87,800	1,733,821	11,973	278,561	4,474	88,301
Shares redeemed	(1,432,926)	(33,106,618)	(1,840,351)	(37,849,407)	(99,345)	(2,297,712)	(133,922)	(2,747,117)

Net increase (decreased)	2,373,210	$55,182,694	(1,495,540)	$(30,779,270)	(56,485)	$(1,302,514)	(75,556)	$(1,555,975)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,918,046	$44,021,768	2,568,947	$52,809,013
Reinvested dividends	98,638	2,292,963	15,183	299,497
Shares redeemed	(773,585)	(17,855,224)	(525,784)	(10,769,639)

Net increase (decreased)	1,243,099	$28,459,507	2,058,347	$42,338,871

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,300,376	$17,014,022	163,970	$1,909,243	19,441	$256,600	39,434	$459,370
Reinvested dividends	34,902	465,107	26,441	292,318	3,760	50,094	2,653	29,312
Shares redeemed	(1,373,666)	(17,248,991)	(1,099,270)	(12,664,146)	(122,674)	(1,577,942)	(199,124)	(2,278,261)

Net increase (decreased)	(38,388)	$230,138	(908,859)	$(10,462,585)	(99,473)	$(1,271,248)	(157,037)	$(1,789,579)

274

	Equity Opportunities Portfolio
	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	636,513	$8,302,124	282,501	$3,251,872
Reinvested dividends	16,790	223,372	8,403	92,751
Shares redeemed	(652,360)	(8,483,258)	(740,719)	(8,484,524)

Net increase (decreased)	943	$42,238	(449,815)	$(5,139,901)

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	907,882	$21,295,156	577,670	$13,118,954	70,135	$1,648,466	97,599	$2,198,563
Reinvested dividends	1,505,993	34,303,933	373,128	7,754,280	198,924	4,529,095	43,988	913,557
Shares redeemed	(4,489,605)	(105,502,430)	(5,954,954)	(135,405,187)	(653,917)	(15,345,664)	(832,534)	(18,973,333)

Net increase (decreased)	(2,075,730)	$(49,903,341)	(5,004,156)	$(114,531,953)	(384,858)	$(9,168,103)	(690,947)	$(15,861,213)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,256,288	$52,934,544	4,920,697	$110,770,265
Reinvested dividends	1,684,622	38,266,050	325,080	6,738,201
Shares redeemed	(4,790,833)	(112,433,754)	(5,663,570)	(128,576,228)

Net increase (decreased)	(849,923)	$(21,233,160)	(417,793)	$(11,067,762)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,909,994	$17,703,954	776,277	$6,443,202	87,605	$804,796	139,770	$1,153,324
Reinvested dividends	70,070	665,608	75,165	604,521	14,685	139,331	18,667	150,001
Shares redeemed	(1,650,020)	(14,874,165)	(847,577)	(6,958,644)	(197,616)	(1,812,275)	(290,691)	(2,380,455)

Net increase (decreased)	330,044	$3,495,397	3,865	$89,079	(95,326)	$(868,148)	(132,254)	$(1,077,130)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,669,226	$24,783,654	3,246,025	$26,666,469
Reinvested dividends	102,554	970,788	78,128	626,469
Shares redeemed	(1,523,614)	(14,071,740)	(1,970,491)	(16,025,386)

Net increase (decreased)	1,248,166	$11,682,702	1,353,662	$11,267,552

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	454,505	$11,656,578	389,295	$9,005,092	30,754	$783,660	44,268	$1,019,209
Reinvested dividends	41,035	1,058,263	51,956	1,137,969	3,049	78,515	4,009	87,666
Shares redeemed	(1,668,530)	(42,444,854)	(2,154,682)	(49,789,786)	(238,296)	(6,061,685)	(284,008)	(6,559,973)

Net increase (decreased)	(1,172,990)	$(29,730,013)	(1,713,431)	$(39,646,725)	(204,493)	$(5,199,510)	(235,731)	$(5,453,098)

275

	Alliance Growth Portfolio
	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	420,310	$10,587,848	448,071	$10,271,143
Reinvested dividends	10,977	281,485	13,582	295,742
Shares redeemed	(1,272,182)	(32,286,802)	(1,581,503)	(36,343,965)

Net increase (decreased)	(840,895)	$(21,417,469)	(1,119,850)	$(25,777,080)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	467,266	$4,441,323	145,917	$1,281,350	20,860	$199,901	46,895	$395,590
Reinvested dividends	3,221	30,904	—	—	703	6,662	—	—
Shares redeemed	(635,827)	(5,784,053)	(367,998)	(3,190,098)	(50,102)	(469,016)	(68,523)	(585,434)

Net increase (decreased)	(165,340)	$(1,311,826)	(222,081)	$(1,908,748)	(28,539)	$(262,453)	(21,628)	$(189,844)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	569,963	$5,283,876	427,418	$3,634,999
Reinvested dividends	8,334	78,523
Shares redeemed	(1,264,726)	(11,808,773)	(1,259,908)	(10,723,019)

Net increase (decreased)	(686,429)	$(6,446,374)	(832,490)	$(7,088,020)

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,544,074	$101,358,374	236,288	$3,301,503	120,173	$1,859,330	134,158	$1,819,716
Reinvested dividends	56,428	894,390	33,050	435,186	4,167	66,042	5,227	68,806
Shares redeemed	(843,868)	(13,067,846)	(1,000,826)	(14,019,120)	(266,809)	(4,132,444)	(297,960)	(4,067,862)

Net increase (decreased)	5,756,634	$89,184,918	(731,488)	$(10,282,431)	(142,469)	$(2,207,072)	(158,575)	$(2,179,340)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	4,025,210	$61,608,986	7,981,803	$110,898,893
Reinvested dividends	105,042	1,661,060	87,723	1,153,167
Shares redeemed	(3,587,290)	(55,691,177)	(2,775,907)	(38,478,891)

Net increase (decreased)	542,962	$7,578,869	5,293,619	$73,573,169

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,937,465	$52,249,335	69,548	$1,144,873	16,831	$303,919	6,702	$108,806
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(566,115)	(10,136,706)	(696,020)	(11,410,519)	(39,177)	(695,345)	(45,251)	(731,422)

Net increase (decreased)	2,371,350	$42,112,629	(626,472)	$(10,265,646)	(22,346)	$(391,426)	(38,549)	$(622,616)

276

	Fundamental Growth Portfolio
	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	607,342	$10,651,234	517,034	$7,943,160
Reinvested dividends	—	—	—	—
Shares redeemed	(1,225,444)	(21,667,756)	(963,843)	(15,429,348)

Net increase (decreased)	(618,102)	$(11,016,522)	(446,809)	$(7,486,188)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	157,385	$1,232,445	782,240	$5,780,982	30,924	237,636	38,531	$275,200
Reinvested dividends	—	—	3,401	23,389	—	—	527	3,621
Shares redeemed	(528,183)	(4,063,285)	(620,653)	(4,489,858)	(110,111)	(849,880)	(171,306)	(1,247,985)

Net increase (decreased)	(370,798)	$(2,830,840)	164,988	$1,314,513	(79,187)	$(612,244)	(132,248)	$(969,164)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,951,838	$14,944,354	4,806,223	$34,594,389
Reinvested dividends	—	—	516	3,542
Shares redeemed	(1,996,530)	(15,535,309)	(1,784,853)	(12,803,702)

Net increase (decreased)	(44,692)	$(590,955)	3,021,886	$21,794,229

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,967,197	$42,444,569	553,573	$7,041,815	68,934	$981,749	55,438	$690,027
Reinvested dividends	51,082	731,416	36,636	412,385	6,634	94,758	7,219	81,055
Shares redeemed	(785,495)	(11,138,569)	(1,029,572)	(12,685,769)	(166,116)	(2,340,881)	(233,894)	(2,908,506)

Net increase (decreased)	2,232,784	$32,037,416	(439,363)	$(5,231,569)	(90,548)	$(1,264,374)	(171,237)	$(2,137,424)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,301,226	$46,725,534	6,047,951	$74,458,988
Reinvested dividends	172,314	2,451,445	175,920	1,968,237
Shares redeemed	(4,242,117)	(59,967,817)	(5,047,694)	(62,469,986)

Net increase (decreased)	(768,577)	$(10,790,838)	1,176,177	$13,957,239

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,229,671	$39,609,077	28,303	$506,571	2,118,986	$36,949,963	5,555,969	$89,897,301
Reinvested dividends	7,127	126,831	998	15,077	31,177	551,312	32,976	495,454
Shares redeemed	(53,694)	(971,212)	(96,629)	(1,675,784)	(2,796,783)	(50,516,072)	(3,118,334)	(51,368,879)

Net increase (decreased)	2,183,104	$38,764,696	(67,328)	$(1,154,136)	(646,620)	$(13,014,797)	2,470,611	$39,023,876

277

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,802,273	$21,772,551	464,085	$5,262,606	49,984	$591,643	113,646	$1,254,345
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(888,192)	(10,715,671)	(1,366,691)	(15,565,382)	(325,125)	(3,851,643)	(549,480)	(6,267,347)

Net increase (decreased)	914,081	$11,056,880	(902,606)	$(10,302,776)	(275,141)	$(3,260,000)	(435,834)	$(5,013,002)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,594,924	$30,402,941	4,278,925	$46,538,057
Reinvested dividends	—	—	—	—
Shares redeemed	(2,720,903)	(32,280,586)	(2,587,296)	(28,690,317)

Net increase (decreased)	(125,979)	$(1,877,645)	1,691,629	$17,847,740

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,857,243	$20,539,276	515,971	$5,110,815	7,686	$84,096	22,796	$232,229
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,062,222)	(11,761,955)	(1,245,821)	(12,445,220)	(79,337)	(877,777)	(105,393)	(1,036,304)

Net increase (decreased)	795,021	$8,777,321	(729,850)	$(7,334,405)	(71,651)	$(793,681)	(82,597)	$(804,075)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	616,902	$6,752,530	922,470	$9,038,657
Reinvested dividends	—	—	—	—
Shares redeemed	(625,547)	(6,866,570)	(634,590)	(6,148,107)

Net increase (decreased)	(8,645)	$(114,040)	287,880	$2,890,550

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,826,414	$29,697,008	730,500	$5,535,253	54,967	$423,916	179,834	$1,323,485
Reinvested dividends	159,607	1,218,607	—	—	18,687	140,140	—	—
Shares redeemed	(1,603,191)	(12,184,753)	(899,425)	(6,574,751)	(174,898)	(1,327,559)	(273,694)	(1,914,320)

Net increase (decreased)	2,382,830	$18,730,862	(168,925)	$(1,039,498)	(101,244)	$(763,503)	(93,860)	$(590,835)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	4,195,400	$31,592,720	12,710,505	$88,372,319
Reinvested dividends	861,619	6,395,254	—	—
Shares redeemed	(5,136,296)	(39,087,638)	(5,972,646)	(42,379,624)

Net increase (decreased)	(79,277)	$(1,099,664)	6,737,859	$45,992,695

278

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,061,970	$10,452,009	104,446	$973,774	29,868	$292,415	56,855	$512,217
Reinvested dividends	69,689	673,767	6,623	58,855	45,845	438,861	3,360	29,558
Shares redeemed	(358,531)	(3,542,723)	(517,758)	(4,767,910)	(300,990)	(2,963,974)	(536,581)	(4,859,624)

Net increase (decreased)	773,128	$7,583,053	(406,689)	$(3,735,281)	(225,277)	$(2,232,698)	(476,366)	$(4,317,849)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,288,113	$22,343,371	4,013,944	$36,316,770
Reinvested dividends	320,642	3,047,886	9,999	87,456
Shares redeemed	(1,835,387)	(18,042,925)	(1,895,348)	(17,027,280)

Net increase (decreased)	773,368	$7,348,332	2,128,595	$19,376,946

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,878,047	$5,917,925	639,528	$1,851,853	155,410	$463,042	134,987	$387,227
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,437,299)	(7,055,202)	(1,838,802)	(5,222,232)	(340,336)	(1,004,688)	(557,801)	(1,542,672)

Net increase (decreased)	(559,252)	$(1,137,277)	(1,199,274)	$(3,370,379)	(184,926)	$(541,646)	(422,814)	$(1,155,445)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	2,488,164	$7,262,799	3,081,376	$8,444,922
Reinvested dividends	—	—	—	—
Shares redeemed	(3,518,387)	(10,227,026)	(3,649,788)	(10,033,437)

Net increase (decreased)	(1,030,223)	$(2,964,227)	(568,412)	$(1,588,515)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the period January 23, 2012* to January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	357,439	$6,262,715	15,909	$270,938	41,446	$721,302	102,767	$1,711,595
Reinvested dividends	3,815	62,344	—	—	89,961	1,468,141	1,994	29,796
Shares redeemed	(238,801)	(3,848,569)	—	—	(297,840)	(5,151,690)	(429,843)	(7,174,836)

Net increase (decreased)	122,453	$2,476,490	15,909	$270,938	(166,433)	$(2,962,247)	(325,082)	$(5,433,445)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	4,140,239	$71,618,040	11,821,419	$191,529,458
Reinvested dividends	2,607,149	42,382,829	44,235	659,150
Shares redeemed	(7,060,528)	(122,366,738)	(7,843,992)	(130,171,056)

Net increase (decreased)	(313,140)	$(8,365,869)	4,021,662	$62,017,552

*	Commencement of operations

279

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,298,395	$27,972,857	853,534	$7,267,516	29,538	$245,812	91,001	$763,549
Reinvested dividends	230,787	1,958,340	332,455	2,591,238	24,059	204,937	42,141	329,584
Shares redeemed	(2,141,227)	(18,091,712)	(2,678,423)	(23,381,772)	(294,275)	(2,485,134)	(303,935)	(2,708,715)

Net increase (decreased)	1,387,955	$11,839,485	(1,492,434)	$(13,523,018)	(240,678)	$(2,034,385)	(170,793)	$(1,615,582)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,518,590	$12,496,689	4,096,899	$32,484,545
Reinvested dividends	549,856	4,670,203	914,091	7,129,903
Shares redeemed	(6,321,423)	(53,784,072)	(5,186,819)	(45,573,591)

Net increase (decreased)	(4,252,977)	$(36,617,180)	(175,829)	$(5,959,143)

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,422,825	$88,318,358	181,668	$2,458,412	17,233	$239,797	39,818	$539,228
Reinvested dividends	63,264	885,259	54,032	671,346	2,342	32,690	4,801	59,480
Shares redeemed	(810,418)	(11,176,613)	(998,150)	(13,565,128)	(149,125)	(2,062,059)	(124,886)	(1,704,929)

Net increase (decreased)	5,675,671	$78,027,004	(762,450)	$(10,435,370)	(129,550)	$(1,789,572)	(80,267)	$(1,106,221)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	431,922	$5,893,337	871,034	$11,622,327
Reinvested dividends	12,004	166,960	21,133	261,023
Shares redeemed	(608,978)	(8,391,338)	(703,133)	(9,480,930)

Net increase (decreased)	(165,052)	$(2,331,041)	189,034	$2,402,420

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	812,750	$6,633,933	816,521	$6,989,884	89,169	$726,036	331,533	$2,755,704
Reinvested dividends	65,034	533,037	182,302	1,426,996	19,841	161,864	62,725	488,531
Shares redeemed	(1,962,824)	(15,640,447)	(2,292,025)	(19,810,769)	(618,416)	(5,060,124)	(903,868)	(7,717,484)

Net increase (decreased)	(1,085,040)	$(8,473,477)	(1,293,202)	$(11,393,889)	(509,406)	$(4,172,224)	(509,610)	$(4,473,249)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,927,132	$15,566,806	3,570,516	$29,055,495
Reinvested dividends	157,841	1,286,107	503,338	3,915,681
Shares redeemed	(5,343,361)	(43,677,863)	(5,417,619)	(46,864,709)

Net increase (decreased)	(3,258,388)	$(26,824,950)	(1,343,765)	$(13,893,533)

280

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the year ended January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,325,707	$40,402,744	1,537,890	$12,586,424	169,256	$1,253,950	164,809	$1,341,464
Reinvested dividends	65,647	494,972	68,136	485,935	3,075	23,040	5,616	39,767
Shares redeemed	(2,724,732)	(20,821,830)	(3,606,105)	(30,683,178)	(472,332)	(3,543,439)	(410,990)	(3,399,735)

Net increase (decreased)	2,666,622	$20,075,886	(2,000,079)	$(17,610,819)	(300,001)	$(2,266,449)	(240,565)	$(2,018,504)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	3,746,315	$27,848,198	8,570,844	$65,716,130
Reinvested dividends	73,432	546,697	101,111	712,020
Shares redeemed	(6,066,393)	(46,161,552)	(5,745,853)	(47,611,894)

Net increase (decreased)	(2,246,646)	$(17,766,657)	2,926,102	$18,816,256

	Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2013		For the period January 23, 2012* to January 31, 2012		For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,700,972	$60,887,464	48,408	$612,813	89,484	$1,174,155	156,441	$2,024,431
Reinvested dividends	56,621	734,734	—	—	35,362	458,375	35,851	442,414
Shares redeemed	(30,892)	(423,175)	—	—	(462,426)	(6,035,152)	(572,413)	(7,855,326)

Net increase (decreased)	4,726,701	$61,199,023	48,408	$612,813	(337,580)	$(4,402,622)	(380,121)	$(5,388,481)

	Class 3
	For the year ended January 31, 2013		For the year ended January 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	7,853,361	$99,118,328	17,468,967	$229,142,811
Reinvested dividends	870,232	11,263,470	672,573	8,293,426
Shares redeemed	(10,685,291)	(140,595,619)	(7,750,717)	(105,644,049)

Net increase (decreased)	(1,961,698)	$(30,213,821)	10,390,823	$131,792,188

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended January 31, 2013:

Portfolio	J P Morgan Securities, Inc.	Oppenheimer & Co., Inc.
Capital Growth	$—	$16
Equity Opportunities	—	22
Global Equities	3,789	—

281

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended January 31, 2013, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$3,039,020	$562,575	$863,575	$82,167,977	$—	$—	$(507,283)	$86,125,864
Global Bond Portfolio, Class 1	984,518	77,795	172,718	16,433,595	—	—	(1,116,279)	16,552,347
High-Yield Bond Portfolio, Class 1	729,504	—	171,801	16,433,595	—	—	556,927	17,891,827
Total Return Bond Portfolio, Class 1	2,055,833	422,374	862,400	96,894,193	—	—	(1,118,719)	99,116,081
Equity Index Portfolio, Class 1	217,416	—	1,705,571	164,335,952	—	—	13,485,406	179,744,345
Growth-Income Portfolio, Class 1	816,000	406,173	339,897	66,665,374	—	—	4,675,471	72,902,915
Equity Opportunities Portfolio, Class 1	—	—	341,644	7,890,760	7,724,444	(508,191)	231	—
Davis Venture Value Portfolio, Class 1	—	—	—	259,451	260,339	888	—	—
Dogs of Wall Street Portfolio, Class 1	—	—	339,803	7,890,760	8,048,238	(184,397)	2,072	—
Capital Growth Portfolio, Class 1	—	—	171,607	3,945,380	3,876,154	(240,164)	(669)	—
MFS Massachusetts Portfolio, Class 1	430,288	—	513,532	82,001,661	—	—	8,709,744	91,655,225
Fundamental Growth Portfolio, Class 1	—	—	172,220	50,231,778	—	—	2,875,114	53,279,112
Real Estate Portfolio, Class 1	248,783	—	345,285	32,867,191	—	—	1,680,588	35,141,847
Small Company Value Portfolio, Class 1	102,041	—	171,075	32,644,908	—	—	5,472,980	38,391,004
Mid Cap Growth Portfolio, Class 1	—	—	171,342	16,433,595	—	—	1,586,531	18,191,468
Aggressive Growth Portfolio, Class 1	—	—	172,811	16,433,595	—	—	1,395,074	18,001,480
Growth Opportunities Portfolio, Class 1	—	776,754	517,731	26,111,312	7,974,807	(304,909)	1,719,330	20,845,411
Technology Portfolio, Class 1	—	—	173,866	3,945,379	3,692,087	(424,230)	(2,928)	—
Small & Mid Cap Value Portfolio, Class 1	—	—	171,528	3,945,379	3,763,934	(352,383)	(590)	—
International Growth and Income Portfolio, Class 1	277,476	—	170,625	16,433,595	—	—	1,981,874	18,863,570
Global Equities Portfolio, Class 1	423,042	—	511,782	80,279,152	—	—	8,488,250	89,702,226
International Diversified Equities Portfolio, Class 1	—	—	170,826	3,945,379	3,723,097	(393,220)	112	—
Emerging Markets Portfolio, Class 1	130,899	—	344,758	32,868,079	—	—	3,054,329	36,398,065
Foreign Value Portfolio, Class 1	665,028	—	512,049	49,300,786	—	—	7,452,243	57,930,106

Seasons Series Trust
Stock Portfolio, Class 1	—	—	—	61,002,758	—	—	3,506,400	64,509,158
Large Cap Growth Portfolio, Class 1	103,121	669,403	342,663	24,403,933	6,155,464	24,124	619,457	20,007,237
Large Cap Value Portfolio, Class 1	803,097	—	679,474	65,734,381	—	—	6,300,551	73,517,503

282

Security	Income	Capital Gain Distributions Received	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2013
Mid Cap Growth Portfolio, Class 1	$—	$526,128	$171,565	$16,433,595	$—	$—	$1,051,843	$18,183,131
Mid Cap Value Portfolio, Class 1	189,335	—	512,658	34,574,569	—	—	4,192,060	39,468,622
Small Cap Portfolio, Class 1	—	—	343,081	24,403,934	5,869,729	(307,719)	1,824,016	20,393,583
International Equity Portfolio, Class 1	897,486	—	855,551	66,322,758	—	—	6,825,393	74,901,188
Diversified Fixed Income Portfolio, Class 1	2,073,787	1,425,067	1,378,692	113,385,542	—	—	(2,299,867)	115,963,221
Real Return Portfolio, Class 1	1,478,622	—	687,399	65,734,381	—	—	(877,456)	67,022,946
Focus Growth Portfolio, Class 1	—	136,847	347,520	44,709,504	11,275,000	56,403	1,049,946	35,025,220
Focus Value Portfolio, Class 1	110,565	—	676,763	32,066,452	—	—	2,982,708	35,836,488

Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	1,306,188	776,034	1,032,465	98,601,570	—	—	(1,505,108)	100,211,149
Growth and Income Portfolio, Class 1	—	—	341,852	32,867,190	—	—	2,725,100	35,934,142
Growth Portfolio, Class 1	225,127	—	342,498	65,891,859	—	—	6,401,538	72,861,022
Capital Appreciation Portfolio, Class 1	—	819,959	172,528	32,797,965	—	—	2,418,783	36,209,235
Natural Resources Portfolio, Class 1	106,309	918,870	170,895	16,433,595	—	—	130,728	17,760,397

	$17,413,485	$7,517,979	$17,144,050	$1,705,722,812	$62,363,293	$(2,633,798)	$95,735,900	$1,778,537,135

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$223,668	$41,404	$—	$12,688,847	$3,667,345	$(132,577)	$8,053	$9,162,050
Global Bond Portfolio, Class 1	182,081	14,388	—	6,344,424	1,833,673	(180,087)	(90,089)	4,437,044
High-Yield Bond Portfolio, Class 1	44,410	—	—	2,317,336	84,635	825	39,256	2,317,192
Total Return Bond Portfolio, Class 1	174,327	35,816	—	17,323,519	3,836,615	(93,657)	(111,837)	13,491,553
Equity Index Portfolio, Class 1	13,250	—	—	25,360,709	846,349	41,564	1,206,225	25,775,399
Growth-Income Portfolio, Class 1	36,623	18,229	—	11,326,710	253,905	5,591	481,316	11,614,564
Equity Opportunities Portfolio, Class 1	13,332	—	—	6,822,023	169,270	7,684	280,673	6,954,442
Davis Venture Value Portfolio, Class 1	22,604	163,823	—	11,456,694	338,540	(7,970)	539,136	11,835,747
Dogs of Wall Street Portfolio, Class 1	43,306	—	—	6,952,007	253,905	10,384	289,618	7,041,410
Alliance Growth Portfolio, Class 1	6,915	—	—	4,634,672	169,270	10,212	218,753	4,701,282
MFS Massachusetts Portfolio, Class 1	26,160	—	—	15,961,382	423,175	28,489	873,365	16,466,221
Real Estate Portfolio, Class 1	15,073	—	—	4,634,672	169,270	(5,760)	141,578	4,616,293
Small Company Value Portfolio, Class 1	9,530	—	—	6,952,007	253,905	25,726	732,543	7,465,901
Mid Cap Growth Portfolio, Class 1	—	—	—	2,317,336	84,635	6,594	162,220	2,401,515
Marsico Focused Growth Portfolio, Class 1	8,335	85,943	—	9,269,343	338,540	(8,773)	290,266	9,306,574
Growth Opportunities Portfolio, Class 1	—	22,148	—	2,317,336	84,635	3,408	146,250	2,404,507
Small & Mid Cap Value Portfolio, Class 1	2,943	51,367	—	2,317,336	84,635	564	181,712	2,469,287
International Growth and Income Portfolio, Class 1	50,767	—	—	6,952,007	253,905	27,607	486,624	7,263,100

283

Security	Income	Capital Gain Distributions Received	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2013
Global Equities Portfolio, Class 1	$16,109	$—	$—	$6,952,007	$253,905	$20,681	$428,910	$7,163,802
Foreign Value Portfolio, Class 1	67,734	—	—	11,586,679	423,175	57,355	1,047,184	12,335,777
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	23,756	154,211	—	9,139,359	253,905	4,353	144,110	9,211,884
Large Cap Value Portfolio, Class 1	102,849	—	—	13,774,030	423,175	24,608	762,856	14,241,168
Mid Cap Growth Portfolio, Class 1	—	54,815	—	2,317,336	84,635	1,815	106,714	2,396,045
Mid Cap Value Portfolio, Class 1	18,334	—	—	4,634,672	169,270	12,801	377,429	4,873,966
Small Cap Portfolio, Class 1	—	—	—	2,317,336	84,635	1,473	155,218	2,389,392
International Equity Portfolio, Class 1	91,934	—	—	9,269,343	338,540	34,350	627,522	9,684,609
Diversified Fixed Income Portfolio, Class 1	124,734	85,718	—	8,054,176	3,498,076	(104,977)	(107,989)	4,553,586
Real Return Portfolio, Class 1	115,692	—	—	6,344,424	1,833,673	(33,674)	(71,139)	4,521,630
Focus Value Portfolio, Class 1	11,617	—	—	6,822,023	169,270	9,947	398,401	7,072,718
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	41,943	24,919	—	10,371,511	3,582,710	(54,073)	(29,397)	6,772,193

	$1,488,026	$752,781	$—	$247,531,256	$24,261,176	$(285,517)	$9,715,481	$234,940,851

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2012	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2013
AIG Common Stock	$—	$—	$15,794	$678,868	$—	$—	$96,515	$791,177

At January 31, 2013, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	7%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	5%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	8%
Equity Index	SunAmerica Dynamic Allocation Portfolio	81%
	SunAmerica Dynamic Strategy Portfolio	12%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	7%
“Dogs” of Wall Street	SunAmerica Dynamic Strategy Portfolio	7%
Growth Income	SunAmerica Dynamic Allocation Portfolio	19%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	18%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	27%
Real Estate	SunAmerica Dynamic Allocation Portfolio	9%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	13%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	8%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	20%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	8%
Marsico Focused Growth	SunAmerica Dynamic Strategy Portfolio	7%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	6%
Global Equities	SunAmerica Dynamic Allocation Portfolio	45%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	13%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	8%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At January 31, 2013, each Dynamic Portfolio held less than 81% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 93% of the outstanding shares of any underlying SAAMCo Fund.

284

Note 9.  Investment Concentration

Some of the Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Market Portfolio and Foreign Value Portfolio. The following Portfolios held the corresponding securities as of January 31, 2013: The Global Bond Portfolio had 18.8% and 16.2 % of its net assets invested in securities domiciled in Japan and United Kingdom. The International Growth and Income Portfolio had 21.6% and 18.7% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively. Additionally, International Diversified Equities Portfolio had 21.9% and 16.9% of its net assets invested in Japan and United Kingdom, and Foreign Value had 16.6% and 15.9% of its net assets invested in United Kingdom and France.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2013, the Real Estate Portfolio had 89.1% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2013, the Technology Portfolio had 84.4% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2013, the Telecom Utility Portfolio had 95.0% of its net assets invested in utility companies.

Note 10.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Corporate Bond	13	$2,440	$4,696,711	1.43%
Global Bond	2	139	1,760,726	1.42
High-Yield Bond	5	579	2,895,154	1.44
Equity Index	1	28	704,161	1.43
Equity Opportunities	3	685	5,759,837	1.43
“Dogs” of Wall Street	17	2,151	3,192,186	1.44
Capital Growth	3	282	2,371,222	1.43
MFS Massachusetts Investors Trust	4	387	2,449,699	1.42

285

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Marsico Focused Growth	7	$277	$1,007,374	1.41%
Technology	2	215	2,711,964	1.43
Small & Mid- Cap Value	8	2,219	6,947,951	1.44
International Growth and Income	4	269	1,686,416	1.44
Emerging Markets	21	823	986,031	1.43
Foreign Value Portfolio	5	665	3,322,812	1.44

At January 31, 2013, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2013, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2013, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$464,125	$1,759,301	$120,516
MFS Total Return	13,836	299,730	(20,230)
Telecom Utility	93,018	—	—
Equity Opportunities	1,499,487	107,407	33,133
Capital Growth	48,330	—	—
Growth Opportunities	469,929	727,589	96,875

286

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/09	$11.21	$0.23	$(0.13)	$0.10	$(0.34)	$—	$(0.34)	$10.97	0.94%	$301,076	0.49%		2.03%		—%
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51		(0.05)		—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)		—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—

Cash Management Portfolio — Class 2
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90		—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)		—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—

Cash Management Portfolio — Class 3
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73		—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)		—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—

Corporate Bond Portfolio — Class 1
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41		59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18		33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19	(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20

Corporate Bond Portfolio — Class 2
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25		59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03		33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17	(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20

Corporate Bond Portfolio — Class 3
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23		59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90		33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14	(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/13	1/13
Cash Management Class 1	0.52%	(0.26)%
Cash Management Class 2	0.67	(0.41)
Cash Management Class 3	0.77	(0.51)

See Notes to Financial Statements

287

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Global Bond Portfolio — Class 1
01/31/09	$12.34	$0.31	$(0.56)	$(0.25)	$(0.39)	$(0.07)	$(0.46)	$11.63	(1.77)%		$93,219	0.77%	2.59%	89%
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29		89,061	0.71	2.69	72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34		82,254	0.74	2.07	98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38		75,908	0.72	1.90	155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81	(1)	86,830	0.72	1.49	226

Global Bond Portfolio — Class 2
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)		19,305	0.92	2.44	89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20		18,178	0.86	2.54	72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21		16,784	0.89	1.92	98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16		14,388	0.87	1.77	155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72	(1)	12,503	0.87	1.34	226

Global Bond Portfolio — Class 3
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)		134,028	1.02	2.34	89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05		161,802	0.96	2.43	72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09		190,660	0.99	1.82	98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06		229,351	0.97	1.63	155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60	(1)	247,406	0.97	1.24	226

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

288

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/09	$6.80	$0.63	$(2.42)	$(1.79)	$(0.72)	$—	$(0.72)	$4.29	(27.54)%		$96,492	0.75%	10.37%	66%
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	(1)	123,988	0.74	10.58	112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73	8.13	110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72	7.51	79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69	7.03	108

High-Yield Bond Portfolio — Class 2
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)		18,835	0.91	10.22	66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89	10.40	112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88	8.00	110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87	7.37	79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84	6.89	108

High-Yield Bond Portfolio — Class 3
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)		89,967	1.01	10.29	66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99	10.25	112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98	7.88	110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97	7.21	79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94	6.78	108

Total Return Bond Portfolio — Class 1
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31		78,982	0.81	4.14	348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68	3.45	177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67	2.35	289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66	2.57	147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65	1.67	163

Total Return Bond Portfolio — Class 2
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16		13,389	0.96	3.89	348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83	3.30	177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82	2.20	289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81	2.42	147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80	1.59	163

Total Return Bond Portfolio — Class 3
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07		134,355	1.03	3.31	348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93	3.14	177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92	2.09	289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91	2.33	147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90	1.48	163

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

289

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average netassets(1)	Portfolio turnover
Balanced Portfolio — Class 1
01/31/09	$14.79	$0.34	$(4.20)	$(3.86)	$(0.48)	$—	$(0.48)	$10.45	(26.36)%	$86,808	0.80%	2.52%	91%
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80	93,954	0.84	2.08	108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83	1.79	104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83	1.61	127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81	1.79	105
Balanced Portfolio — Class 2
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)	10,879	0.95	2.38	91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99	1.93	108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98	1.64	104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98	1.47	127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	1.64	105
Balanced Portfolio — Class 3
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)	14,287	1.06	2.28	91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09	1.80	108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08	1.51	104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08	1.36	127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	1.52	105

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Balanced Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.01	0.00	0.00	0.00	0.00
Balanced Class 3	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

290

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/09	$16.97	$0.45	$(4.46)	$(4.01)	$(0.52)	$(1.09)	$(1.61)	$11.35	(24.37)%	$337,869	0.72	%(1)	2.95	%(1)	56%
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76	349,752	0.72	(1)	2.87	(1)	38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72	(1)	2.37	(1)	31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71	(1)	2.46	(1)	18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71	(1)	2.29	(1)	23
MFS Total Return Portfolio — Class 2
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)	62,628	0.87	(1)	2.80	(1)	56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87	(1)	2.73	(1)	38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87	(1)	2.22	(1)	31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86	(1)	2.31	(1)	18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86	(1)	2.14	(1)	23
MFS Total Return Portfolio — Class 3
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)	312,173	0.97	(1)	2.71	(1)	56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97	(1)	2.60	(1)	38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97	(1)	2.12	(1)	31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96	(1)	2.21	(1)	18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96	(1)	2.04	(1)	23

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#-01/31/12	10.00	(0.01)	0.07	0.06	—	—	—	10.06	0.60	21,444	0.55	(2)†	(0.34	)(2)†	0
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(2)	1.42	(2)	15

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#-01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(2)†	1.95	(2)†	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
MFS Total Return Class 1	0.01	0.01	0.00	0.00	0.00%
MFS Total Return Class 2	0.01	0.01	0.00	0.00	0.00
MFS Total Return Class 3	0.01	0.01	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/12		1/13		1/12		1/13
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		(9.97	)%†	1.42%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	—		1.88	†

See Notes to Financial Statements

291

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/09	$11.83	$0.27	$(4.25)	$(3.98)	$(0.28)	$—	$(0.28)	$7.57	(33.75)%	$22,918	1.03	%(2)	2.54	%(2)	69%
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87	22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25	22,331	1.16	(2)	2.78	(2)	52

Telecom Utility Portfolio — Class 2
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52

Telecom Utility Portfolio — Class 3
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52

Equity Index Portfolio — Class 1
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09	1/10	1/11	1/12	1/13	1/09	1/10	1/11	1/12	1/13
Equity Index Class 1	0.81%	0.87%	0.88%	1.06%	0.58%	1.48%	1.36%	1.13%	1.01%	1.67%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Telecom Utility Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
Telecom Utility Class 2	0.01	0.01	0.01	0.00	0.00
Telecom Utility Class 3	0.01	0.01	0.01	0.00	0.00
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

292

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/09	$27.13	$0.20	$(10.64)	$(10.44)	$(0.27)	$(3.04)	$(3.31)	$13.38	(40.37)%	$190,022	0.68	%(1)	0.90	%(1)	70%
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83	180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31	263,339	0.69	(1)	2.74	(1)	34

Growth-Income Portfolio — Class 2
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34

Growth-Income Portfolio — Class 3
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34

Equity Opportunities Portfolio — Class 1
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53

Equity Opportunities Portfolio — Class 2
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53

Equity Opportunities Portfolio — Class 3
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Growth-Income Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.01	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.01	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. (Note 4)

See Notes to Financial Statements

293

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Davis Venture Value Portfolio — Class 1
01/31/09	$31.27	$0.29	$(12.30)	$(12.01)	$(0.48)	$(4.11)	$(4.59)	$14.67	(41.35	)%(2)	$606,016	0.78	%(1)	1.12	%(1)	16%
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)		552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31		539,107	0.78	(1)	1.41	(1)	13
Davis Venture Value Portfolio — Class 2
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(2)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)		75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12		71,683	0.93	(1)	1.26	(1)	13
Davis Venture Value Portfolio — Class 3
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(2)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)		607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02		628,026	1.03	(1)	1.17	(1)	13
“Dogs” of Wall Street Portfolio — Class 1
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15		30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04		38,148	0.72		2.83		68
“Dogs” of Wall Street Portfolio — Class 2
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01		7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79		7,396	0.87		2.67		68
“Dogs” of Wall Street Portfolio — Class 3
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95		41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73		59,487	0.97		2.58		68

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.00	—	—	—	—
“Dogs” of Wall Street Class 2	0.00	—	—	—	—
“Dogs” of Wall Street Class 3	0.00	—	—	—	—
(2)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

294

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/09	$22.47	$0.09	$(8.31)	$(8.22)	$(0.03)	$—	$(0.03)	$14.22	(36.59)%	$227,852	0.68%	0.43%	98%
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68	0.91	98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70	0.48	87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69	0.48	94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69	0.29	92

Alliance Growth Portfolio — Class 2
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83	0.28	98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83	0.76	98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85	0.33	87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84	0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84	0.15	92

Alliance Growth Portfolio — Class 3
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93	0.18	98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93	0.64	98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95	0.23	87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94	0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94	0.04	92

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Alliance Growth Class 1	0.01%	0.01%	0.00%	0.00%	0.01%
Alliance Growth Class 2	0.01	0.01	0.00	0.00	0.01
Alliance Growth Class 3	0.01	0.01	0.00	0.00	0.01

See Notes to Financial Statements

295

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/09	$9.11	$(0.01)	$(3.80)	$(3.81)	$—	$—	$—	$5.30	(41.82)%	$7,374	1.06%	(0.15)%	62%
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00	0.02	47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04	0.08	57
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00	0.39	26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00	0.71	30

Capital Growth Portfolio — Class 2
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21	(0.30)	62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15	(0.11)	47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19	(0.07)	57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15	0.23	26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14	0.58	30

Capital Growth Portfolio — Class 3
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32	(0.43)	62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25	(0.21)	47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29	(0.18)	57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25	0.14	26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25	0.48	30

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09	1/10	1/11	1/12	1/13	1/09	1/10	1/11	1/12	1/13
Capital Growth Class 1	1.11%	1.05%	1.09%	1.05%	1.06%	(0.20)%	(0.03)%	0.03%	0.34%	0.65%
Capital Growth Class 2	1.26	1.20	1.24	1.20	1.20	(0.35)	(0.16)	(0.12)	0.18	0.52
Capital Growth Class 3	1.37	1.30	1.34	1.30	1.31	(0.48)	(0.26)	(0.23)	0.09	0.42

See Notes to Financial Statements

296

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/09	$14.39	$0.17	$(4.96)	$(4.79)	$(0.14)	$—	$(0.14)	$9.46	(33.44)%	$65,174	0.79%		1.31%		33%
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
Fundamental Growth Portfolio — Class 1
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
Fundamental Growth Portfolio — Class 2
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
Fundamental Growth Portfolio — Class 3
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.01	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.00	0.00	0.00
Fundamental Growth Class 1	0.04	0.05	0.03	0.02	0.01
Fundamental Growth Class 2	0.04	0.05	0.03	0.02	0.01
Fundamental Growth Class 3	0.04	0.05	0.03	0.02	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/09	1/10(1)	1/11(1)	1/12(1)	1/09	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	—	0.96%	0.95%	0.94%	—	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	—	1.11	1.10	1.09	—	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	—	1.21	1.20	1.19	—	(0.26)	(0.53)	(0.36)

See Notes to Financial Statements

297

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/09	$7.24	$0.02	$(2.60)	$(2.58)	$(0.03)	$—	$(0.03)	$4.63	(35.70	)%(3)	$9,323	0.85%	0.26%	51%
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85	0.38	45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85	0.24	101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)		11,410	0.85	0.16	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54		9,520	0.85	0.38	322

Blue Chip Growth Portfolio — Class 2
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	0.11	51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00	0.23	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00	0.08	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)		3,959	1.00	0.02	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41		3,696	1.00	0.24	322

Blue Chip Growth Portfolio — Class 3
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	0.01	51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10	0.09	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10	(0.02)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)		70,389	1.10	(0.09)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29		76,566	1.10	0.15	322

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09(2)	1/10(2)	1/11(2)	1/12(2)	1/13(2)	1/09(2)	1/10(2)	1/11(2)	1/12(2)	1/13(2)
Blue Chip Growth Class 1	0.93%	0.97%	0.94%	0.89%	0.84%	0.17%	0.26%	0.16%	0.13%	0.39%
Blue Chip Growth Class 2	1.09	1.12	1.09	1.04	0.99	0.02	0.11	(0.00)	(0.02)	0.25
Blue Chip Growth Class 3	1.19	1.22	1.18	1.14	1.09	(0.08)	(0.03)	(0.10)	(0.12)	0.16
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Blue Chip Growth Class 1	0.01%	0.00%	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.00	0.01	0.01	0.01
Blue Chip Growth Class 3	0.01	0.00	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

298

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/09	$17.17	$0.31	$(7.85)	$(7.54)	$(0.53)	$(2.20)	$(2.73)	$6.90	(49.83)%	$37,470	0.85	%(1)	2.20	%(1)	44%
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19 (2)	41,157	0.86	(1)	2.58	(1)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17	45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34	44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43

Real Estate Portfolio — Class 2
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)	8,848	1.00	(1)	2.04	(1)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84 (2)	10,222	1.01	(1)	2.41	(1)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00	11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43

Real Estate Portfolio — Class 3
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)	108,845	1.10	(1)	1.97	(1)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80 (2)	161,896	1.11	(1)	2.25	(1)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79	227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43

Small Company Value Portfolio — Class 1
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)	3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46	3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62	5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10

Small Company Value Portfolio — Class 3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)	78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26	120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24	181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

299

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
Mid-Cap Growth Portfolio — Class 1
01/31/09	$10.06	$(0.04)	$(3.99)	$(4.03)	$—	$—	$—	$6.03	(40.06)%	$41,677	0.88%		(0.40)%		97%
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)		84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
Mid-Cap Growth Portfolio — Class 2
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)		97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
Mid-Cap Growth Portfolio — Class 3
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)		97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
Aggressive Growth Portfolio — Class 1
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)		943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
Aggressive Growth Portfolio — Class 2
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)		943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
Aggressive Growth Portfolio — Class 3
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)		943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Mid-Cap Growth Class 1	0.01%	0.01%	0.00%	0.01%	0.01%
Mid-Cap Growth Class 2	0.01	0.01	0.00	0.01	0.01
Mid-Cap Growth Class 3	0.01	0.01	0.00	0.01	0.01
Aggressive Growth Class 1	0.14	0.02	0.04	0.01	0.01
Aggressive Growth Class 2	0.14	0.02	0.04	0.01	0.01
Aggressive Growth Class 3	0.14	0.02	0.04	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

300

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/09	$6.79	$(0.04)	$(2.25)	$(2.29)	$—	$—	$—	$4.50	(33.73)%	$11,160	0.93%	(0.61)%	234%
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90	(0.61)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87	(0.49)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85	(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83	(0.26)	92

Growth Opportunities Portfolio — Class 2
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08	(0.76)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05	(0.76)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98	(0.44)	92

Growth Opportunities Portfolio — Class 3
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18	(0.86)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16	(0.85)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08	(0.53)	92

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Growth Opportunities Class 1	0.01%	0.05%	0.05%	0.03%	0.01%
Growth Opportunities Class 2	0.01	0.05	0.05	0.03	0.01
Growth Opportunities Class 3	0.02	0.05	0.05	0.03	0.01

See Notes to Financial Statements

301

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/09	$12.29	$0.06	$(4.54)	$(4.48)	$(0.06)	$(2.23)	$(2.29)	$5.52	(40.51)%	$21,126	0.97%	0.55%	77%
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98	0.49	85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98	0.36	87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96	0.34	88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94	0.50	92

Marsico Focused Growth Portfolio — Class 2
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12	0.40	77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13	0.34	85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13	0.22	87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11	0.18	88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10	0.33	92

Marsico Focused Growth Portfolio — Class 3
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22	0.31	77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23	0.22	85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23	0.12	87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21	0.11	88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20	0.24	92

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

302

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Technology Portfolio Class 1
01/31/09	$2.72	$(0.01)	$(1.16)	$(1.17)	$—	$—	$—	$1.55	(43.01)%	$7,498	1.22	%(2)	(0.59	)%(2)	269%
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16		(0.65)		233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(2)	(0.63	)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69	11,606	1.14	(2)	(0.49	)(2)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67	10,089	1.18	(2)	(0.43	)(2)	96

Technology Portfolio Class 2
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(2)	(0.73	)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31		(0.80)		233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(2)	(0.78	)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72	3,471	1.29	(2)	(0.64	)(2)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35	2,967	1.33	(2)	(0.58	)(2)	96

Technology Portfolio Class 3
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(2)	(0.84	)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41		(0.90)		233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(2)	(0.88	)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38	25,090	1.39	(2)	(0.76	)(2)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37	22,373	1.43	(2)	(0.69	)(2)	96

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09(2)	1/10	1/11(2)	1/12(2)	1/13(2)	1/09(2)	1/10	1/11(2)	1/12(2)	1/13(2)
Technology Class 1	1.32%	1.26%	1.26%	1.24%	1.28%	(0.69)%	(0.75)%	(0.73)%	(0.59)%	(0.53)%
Technology Class 2	1.46	1.41	1.41	1.39	1.43	(0.83)	(0.90)	(0.88)	(0.74)	(0.68)
Technology Class 3	1.57	1.51	1.51	1.49	1.53	(0.94)	(1.00)	(0.98)	(0.86)	(0.79)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Technology Class 1	0.09%	—%	0.02%	0.03%	0.02%
Technology Class 2	0.09	—	0.02	0.03	0.02
Technology Class 3	0.09	—	0.02	0.03	0.02

See Notes to Financial Statements

303

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50

Small & Mid Cap Value Portfolio Class 2
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15		0.63		46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50

Small & Mid Cap Value Portfolio Class 3
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25		0.55		46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	Commencement of operations
†	Annualized
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Small & Mid-Cap Value Class 1	—%	—%	—%	—%	0.02%
Small & Mid-Cap Value Class 2	0.02	0.02	0.02	0.03	0.02
Small & Mid-Cap Value Class 3	0.02	0.02	0.02	0.03	0.02

See Notes to Financial Statements

304

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover
International Growth and Income Portfolio — Class 1
01/31/09	$14.13	$0.34	$(6.63)	$(6.29)	$(0.38)	$(1.34)	$(1.72)	$6.12	(47.06)%	$94,649	1.03	%(1)(2)	2.92	%(1)(2)	103%
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(2)	2.15	(1)(2)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
International Growth and Income Portfolio — Class 2
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(2)	2.77	(1)(2)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
International Growth and Income Portfolio — Class 3
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(2)	2.45	(1)(2)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
Global Equities Portfolio — Class 1
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
Global Equities Portfolio — Class 2
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
Global Equities Portfolio — Class 3
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
International Growth and Income Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.01	0.01	0.00	0.00
International Growth and Income Class 3	0.01	0.01	0.01	0.00	0.00
Global Equities Class 1	—	—	—	0.00	0.00
Global Equities Class 2	—	—	—	0.00	0.00
Global Equities Class 3	—	—	—	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	1/12(1)	1/13(1)	1/09(1)	1/10(1)	1/11(1)	1/12(1)	1/13(1)
International Growth and Income Class 1	1.04%	1.05%	1.04%	1.04%	1.05%	2.91%	2.10%	1.77%	2.14%	2.16%
International Growth and Income Class 2	1.19	1.20	1.19	1.19	1.20	2.76	1.95	1.62	1.99	2.15
International Growth and Income Class 3	1.28	1.30	1.29	1.29	1.30	2.44	1.83	1.47	1.85	2.02

See Notes to Financial Statements

305

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/09	$11.14	$0.21	$(4.69)	$(4.48)	$(0.35)	$(0.25)	$(0.60)	$6.06	(41.13)%	$72,132	0.99%		2.16%		43%
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27

International Diversified Equities Portfolio Class 2
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27

International Diversified Equities Portfolio Class 3
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27

Emerging Markets Portfolio Class 1
01/31/09	18.34	0.16	(8.80)	(8.64)	(0.27)	(5.19)	(5.46)	4.24	(54.12)	60,354	1.40	(1)	1.27	(1)	152
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30	(1)	1.07	(1)	224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32	(1)	0.61	(1)	173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33	(1)	0.80	(1)	96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(1)(2)	0.96	(1)(2)	178

Emerging Markets Portfolio Class 2
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55	(1)	1.13	(1)	152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45	(1)	0.96	(1)	224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47	(1)	0.47	(1)	173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48	(1)	0.65	(1)	96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(1)(2)	0.93	(1)(2)	178

Emerging Markets Portfolio Class 3
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66	(1)	1.05	(1)	152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55	(1)	0.82	(1)	224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57	(1)	0.35	(1)	173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57	(1)	0.53	(1)	96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(1)(2)	0.75	(1)(2)	178

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13
Emerging Markets Class 1	0.05%	0.07%	0.06%	0.03%	0.04%
Emerging Markets Class 2	0.05	0.07	0.06	0.03	0.04
Emerging Markets Class 3	0.05	0.07	0.06	0.03	0.04
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/13(1)	1/13(1)
Emerging Markets Class 1	1.29%	0.95%
Emerging Markets Class 2	1.44	0.93
Emerging Markets Class 3	1.54	0.75

See Notes to Financial Statements

306

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88	(1)	1.61	(1)	16

Foreign Value Portfolio Class 2
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16

Foreign Value Portfolio Class 3
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
#	Commencement of operations
†	Annualized
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	01/10	1/11	1/12	1/13
Foreign Value Class 1	—%	—%	—%	—%	0.00%
Foreign Value Class 2	0.00	—	0.00	0.00	0.00
Foreign Value Class 3	0.00	—	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

307

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs’’ of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-three of the portfolios constituting SunAmerica Series Trust, hereafter referred to as the “Trust’’) at January 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2013 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas

March 28, 2013

308

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2013 (unaudited)

At a meeting held on October 2, 2012, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (“BofA Advisors”), Columbia Management Investment Advisers, LLC (“Columbia”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.” In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trusts;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and each of the Subadvisers; (d) information regarding SAAMCo’s and the Subadviser’s compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of each Subadviser.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset

309

allocations among Portfolios and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered the Subadvisers’ personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement. Additionally, the Board considered SAAMCo’s compliance and regulatory history. Additionally, the Board considered the Subadvisers’ compliance and regulatory history.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolios as well as performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SAAMCo or the Subadvisers with similar investment objectives and/or strategies, as applicable.

310

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2012 from Lipper and additional performance information as of June 30, 2012 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group, and each Subadviser’s performance within a Portfolio. The Board also considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•

Aggressive Growth Portfolio (subadvised by Wells Capital).    The Board considered that the Portfolio’s actual total expenses and its advisory fees were below the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were below medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians of its Performance Group/Universe for the five-year period. It was also noted that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Board considered the small asset size of the Portfolio. The Board also considered that a new subadviser, Wells Capital, was hired effective July 20, 2009. The Board took into account management’s discussion of the Subadviser’s performance and the Subadviser’s recently changed mandate from a mid-cap focus to a small- and mid-cap focus. The Board concluded that performance was satisfactory in light of all factors considered.

•

Alliance Growth Portfolio (subadvised by AllianceBernstein).    The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio was above the medians of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the five-year period. It was also noted that the Portfolio was above the median of its Performance Group and below the median of its Performance Universe for the five-year period.

The Board also considered that the Portfolio underperformed its Lipper peer index for the three- and five-year periods and outperformed its Lipper peer index for the one-year period. The Board took into account management’s discussion of the Subadviser’s performance, including that a new investment team started managing the Portfolio effective March 31, 2012. The Board considered management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•

Balanced Portfolio (subadvised by JP Morgan).    The Board considered that the Portfolio’s actual total expenses were below the median of its Expense Universe and above the median of its Expense Group while advisory fees were at the medians of its Expense Group/Universe. The Board also considered that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/ Universe.

The Board considered that the Portfolio was above the medians of its Performance Group/Universe for the one-, three- and five-year periods and outperformed its Lipper peer index during the same periods. The Board took into account the Portfolio’s small asset size and management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered.

•

Blue Chip Growth Portfolio (advised by SAAMCo).    The Board considered that the Portfolio’s actual total expenses and advisory fees were above the median of its Expense Universe and below the median of its Expense Group. Management reported that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another one-year period.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. It also noted that the Portfolio’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board took into account management’s discussion of the Portfolio’s performance and that a new portfolio manager took over as of September 30, 2011, and concluded that the Portfolio’s performance is being addressed.

•

Capital Growth Portfolio (subadvised by OppenheimerFunds).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s

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subadvisory fees were below the median of its Subadvisor Expense Group and above the median for its Expense Universe. It was noted that SAAMCo has agreed to waive 10 basis points of advisory fees and the Subadviser has agreed to waive 5 basis points of subadvisory fees. The Board noted that OppenheimerFunds has managed the Portfolio since May 1, 2007 and that the Subadviser replaced the portfolio management team in 2010 to address performance.

The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered the small asset size of the Portfolio. The Board took into account management’s discussion of the Portfolio’s performance, the fee waivers implemented in 2009, the continued monitoring of the Portfolio’s performance and concluded that management was addressing the Portfolio’s performance.

•

Cash Management Portfolio (subadvised by BofA Advisors).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board noted that the Portfolio is not directly comparable to other money market funds because it does not seek to maintain a stable net asset value (“NAV”). The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

•

Corporate Bond Portfolio (subadvised by Federated).    The Board considered that the Portfolio’s actual total expenses were below the median of its Expense Universe and above the median of its Expense Group. It also considered that the Portfolio’s advisory fees were above the medians of its Expense Group/Universe. In addition, the Board noted that Portfolio’s subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index and its performance was above the median of its Performance Universe for the one- three- and five-year periods. It also considered that the Portfolio’s performance was above the median of its Performance Group for the three- and five-year periods and below the median for the one-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Davis Venture Value Portfolio (subadvised by Davis).    The Board considered that the Portfolio’s total expenses were below the median of its Expense Universe and above the median of its Expense Group. It also considered that actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Group and below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion regarding fees and performance concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Emerging Markets Portfolio (subadvised by Putnam).    The Board considered that the Portfolio’s total expenses were above the median of its Expense Universe and below the median of its Expense Group. It also considered that actual advisory fees were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and that performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being addressed.

•

Equity Index Portfolio advised by SAAMCo).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. Management reported that the Portfolio’s voluntary expense limitation of 0.55% for Class 1 shares would continue for another one-year period. It was noted that management allowed the subadvisory agreement with FAF Advisors, Inc. to expire on October 2, 2010 and that, upon such expiration, SAAMCo began to manage the Portfolio’s assets on a day-to-day basis.

The Board considered that the Portfolio underperformed its Lipper peer index and that its performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio and noted flows have increased since the Portfolio has become an investment option in the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios. The Board also considered management’s discussion of the Portfolio’s relative performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

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•

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index and that its performance was above the medians of its Performance Group/Universe for the one- three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Foreign Value Portfolio (subadvised by Templeton).    The Board considered that the Portfolio’s actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three-and five-year periods. It also considered that the Portfolio’s performance was below the median of its Performance Group for the one- and three-year periods and at the median for the five-year period. The Board further considered that the Portfolio’s performance was below the median of its Performance Universe for the one- and three-year periods and above the median for the five-year period. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Fundamental Growth Portfolio (subadvised by Wells Capital).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It also considered that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe and below the median of its Subadvisor Expense Group.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. It also considered that the Portfolio’s performance was below the median of its Performance Group for the one-, three- and five-year periods and below the median of its Performance Universe for the one- and five-year periods. It also considered that performance was below the median of its Performance Universe for the one- and five-year periods and above the median for the three-year period. In light of all of these factors, the Board concluded that the Portfolio’s performance was being appropriately addressed.

•

Global Bond Portfolio (subadvised by GSAM-International).    The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio’s subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year period and underperformed its Lipper peer index for the three-year period. It also considered that performance was above the medians of its Performance Group/Universe for the one- and five-year periods and below the medians for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

•

Global Equities Portfolio (subadvised by JP Morgan).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and that performance was below the medians of its Performance Group/Universe for the one-, three- and five-year period. The Board took into account management’s discussion of the Portfolio’s performance and continued monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•

Growth-Income Portfolio (subadvised by JP Morgan).    The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the medians of its Subadvisor Expense Group/Universe. The Board considered that JPMorgan was engaged as subadviser for the Portfolio effective November 15, 2010.

The Board considered that the Portfolio outperformed its Lipper peer index and was above the median of its Performance Universe for the one-, three- and five-year periods. It also considered that the Portfolio’s performance was above the median of its Performance Group for the one- and five-year periods and below the median for the three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory.

•

Growth Opportunities Portfolio (subadvised by Invesco).    The Board considered that the Portfolio’s total expenses and actual advisory fees were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the medians of the Subadvisor Expense Group/Universe. The Board considered that Invesco took over as the subadviser effective June 1, 2010 after a change of control through the acquisition of the former subadviser, but that the portfolio management team, investment process and the subadvisory fee payable to Invesco were unchanged after the change in control.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and three-year period and outperformed its Lipper peer index for the five-year period. It also considered that the Portfolio’s performance was below the

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median of its Performance Group for the one- and three-year periods and above the median for the five-year period. The Board noted that the Portfolio’s performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

High-Yield Bond Portfolio (subadvised by PineBridge Investments LLC).    The Board considered that the Portfolio’s actual advisory fees were above the median of its Expense Universe and below the median of its Expense Group. It also considered that total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were above the median of its Subadvisor Expense Universe and in line with the median of its Subadvisor Expense Group.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and five-year periods and outperformed the Lipper peer index for the three-year period. It also considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one- and three-year periods and below the medians for the five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance satisfactory in light of all the factors considered.

•

International Diversified Equities Portfolio (subadvised by Morgan Stanley).    The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. It also considered that total expenses were above the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and that performance was below the medians of its Performance Group/Universe for the one- and three-year periods. The Board considered that the Portfolio outperformed its Lipper peer index and that performance was above the median of its Performance Universe for the five-year period. It also noted that performance was in line with the median of its Performance Group for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

International Growth and Income Portfolio (subadvised by Putnam).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 5 basis points of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio outperformed its Lipper peer index and that performance was above the medians of its Performance Group/Universe for the one- and three-year periods. The Board also noted that the Portfolio underperformed and that performance was below the medians of its Performance Group/Universe for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Marsico Focused Growth Portfolio (subadvised by Marsico).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index and that performance was above the median of its Performance Universe for the one-, three- and five-year period. It also noted that performance was below the median of its Performance Group for the three-year period and above the median for the one- and five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).    The Board considered that the Portfolio’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe and that its total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s actual subadvisory fees were in line with the Subadvisor Expense Group and above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. It considered that the Portfolio’s performance was above the median of its Performance Group for the one-, three- and five-year period. It further noted that performance was below the median of its Performance Universe for the one- and three-year periods and above the median for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

MFS Total Return Portfolio (subadvised by MFS).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. It also considered that performance was above the median of its Performance Group for the one- and five-year periods and below the median for the three-year period. The Board further considered that performance was above the median of its Performance Universe for the one- and five-year periods and below the median for the

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three-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Mid-Cap Growth Portfolio (subadvised by JP Morgan).    The Board considered that the Portfolio’s actual advisory fees and total expenses were in line with the median of its Expense Universe and below the median of its Expense Group. In addition, the Board noted that the Portfolio’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index and that performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Real Estate Portfolio (subadvised by Davis).    The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and underperformed the Lipper peer index for the five-year period. The Board also considered that performance was above the median of its Performance Group for the one-, three- and five-year periods. It also noted that performance was above the median of its Performance Universe for the one-year period and below the median for the three- and five-year periods. The Board considered that the Portfolio has been subjected to heightened monitoring by management due to performance issues. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts, and concluded that the Portfolio’s performance was being appropriately addressed.

•

Small & Mid Cap Value Portfolio (subadvised by Alliance).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Groups/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were in line with the median of its Subadvisor Expense Universe and above the median of its Expense Group.

The Board considered that the Portfolio underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Board noted that performance was in line with the median of its Performance Group for the one- and five-year periods and that performance was above the median for the three-year period. It was further considered that the Portfolio’s performance was below the median of its Performance Universe for the one-year period and above the median for the three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

•

Small Company Value Portfolio (subadvised by Franklin).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed its Lipper peer index for the one- and five-year periods and outperformed its Lipper peer index for the three-year period. The Board also considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-year period and below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and management’s monitoring efforts and concluded that the Portfolio’s performance was being addressed.

•

Technology Portfolio (subadvised by Columbia).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio’s subadvisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that SAAMCo is waiving 10 basis points of its advisory fee. It was noted that Columbia began managing the Portfolio on May 1, 2010 after the sale of the previous subadviser.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one-year period and below the medians for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, the asset size of the Portfolio and concluded that the Portfolio’s performance was being addressed.

•

Telecom Utility Portfolio (subadvised by MFS).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. It was noted the Portfolio’s subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the three- and five-year periods and underperformed its Lipper peer index for the one-year period. The Board also considered that the Portfolio’s performance was below the median of its Performance Group for the one-, three- and five-year periods. It also noted that performance was below the median of the Performance Universe for the one-year period, in line with the median for the three-year period and above the median for the five-year period. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio’s performance was satisfactory.

•

Total Return Bond Portfolio (subadvised by PIMCO).    The Board considered that the Portfolio’s actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted the Portfolio’s subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

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It was noted that PIMCO began managing the Portfolio on May 1, 2008, and that also as of this date the Portfolio’s principal investment objective and investment strategy changed from a foreign high-yield bond portfolio to an intermediate-term domestic bond portfolio. The Board considered that the Portfolio outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Board also considered that the Portfolio’s performance was above the medians of its Performance Group/Universe for the one- and five-year periods and below the medians for the three-year period. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SAAMCo contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

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Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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EMERGING MARKETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2013 (unaudited)

At a meeting held on November 29, 2012, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the Emerging Markets Portfolio (the “Portfolio”) the termination of the subadvisory relationship with Putnam Investment Management, LLC (“Putnam”) and the approval of a new subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and J.P. Morgan Investment Management Inc. (“JP Morgan” or the “Subadviser”).

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Subadvisory Agreement. Those factors included:

(1)	the nature, extent and quality of the services rendered, including investment performance, to the extent applicable;

(2)	comparable fees and expenses, including the cost of providing the services;

(3)	the extent to which economies of scale are shared with the Trust;

(4)	the organizational capability and financial condition of the Subadviser and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations;

(6)	the fees paid by the Adviser to the subadviser for managing the Portfolio and the amount of the fee retained by the Adviser.

In addition, the Board considered (a) the relationship between the Trust and JP Morgan; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and the Subadviser; (d) information regarding the Subadviser’s compliance and regulatory history; and (e) information about the services provided by the Subadviser.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fee compared to fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance information of the Portfolio with respect to accounts and mutual funds managed by the Subadviser that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by JP Morgan. In making its evaluation, the Board considered that JP Morgan acts as subadviser for other portfolios of the Trust, and will manage the investment and reinvestment of the Portfolio’s assets. The Board noted JP Morgan would, subject to the Trustee’s oversight and control, (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning its activities which SAAMCo and/or the Portfolio is required to maintain; and (iii) render regular reports to SAAMCo and to officers and the Board concerning their discharge of the foregoing responsibilities. It was also noted that management was not proposing an increase to SAAMCo’s advisory fees.

The Board considered the key personnel of JP Morgan that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for JP Morgan’s investment professionals. The Board also considered JP Morgan’s history, structure, size, and investment experience. The Board also considered the Subadviser’s current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, JP Morgan has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered JP Morgan’s reputation and experience in providing management and investment advisory services to advisory clients. The Board also considered JP Morgan’s code of ethics, risk management process, and compliance program. The Board considered JP Morgan’s ability to monitor and comply with the investment objectives, policies and restrictions of the Portfolio as set forth in the Portfolio’s prospectus. Additionally, the Board considered JP Morgan’s compliance and regulatory history, including information about any involvement in any litigation, regulatory actions or investigations that could impair its ability to serve as the Portfolio’s subadviser. The Board’s deliberations include a review of the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on JP Morgan’s ability to provide services to the Trust. The Board also considered that there would be certain non-material changes to the Portfolio’s investment strategies and risks upon JP Morgan’s engagement.

318

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by JP Morgan and that there was a reasonable basis on which to conclude that it would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of its Expense Group/Universe. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadviser with respect other mutual funds and accounts with similar investment strategies to the Portfolios.

The Expense Group and the Performance Group each consists of the Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of the Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. The Trustees noted that expense information as a whole was useful in assessing whether the Subadviser would be providing services at a cost that was competitive with other similar funds.

The performance information provided to the Board included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper. As part of its review of the Portfolio’s fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each fund’s most recent fiscal year end, which may vary within the Expense Group/Universe.

The Board considered that actual management fees and total expenses were below the median of the Expense Group/Universe. The Board considered that actual subadvisory fees were below the medians of its Subadvised Expense Group/Universe. It also noted that the contractual advisory fee was below the median assuming net assets of $250 million. It noted the subadvisory fee rate payable to JPMorgan is lower than the current rate payable by SAAMCo to Putnam and that SAAMCo will retain more of its advisory fee since the contractual reduction in the advisory fee is less than the reduction in the subadvisory fee.

The Board also considered management’s discussion of the Portfolio’s performance. It noted that under the management of the Portfolio’s current subadviser, the Portfolio has underperformed its Lipper peer index and performance has been below the medians of its Performance Group/Universe for the one-, three-, and five-year periods.

Cost of Services & Benefits Derived.

As noted previously, SAAMCo, and not the Portfolio, is responsible for the payment of subadvisory fees to JPMorgan. The subadvisory fee to be payable to JPMorgan was negotiated at arm’s length based on a variety of factors, including the value of the services provided; the competitive environment in which the respective Portfolios will be marketed; the investment characteristics of the Portfolios relative to other similar funds in their respective asset category; the fees charged with respect to comparable portfolios of the Trust, the fees charged to comparable funds within the industry; and the fees charged by JPMorgan to its comparable clients.

The Board was apprised that management proposes to contractually cap the management fee for the Portfolio through April 30, 2014 at 1.00% and intends to renew the contractual cap so long as JPMorgan maintains its 0.60% subadvisory fee.

The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). With respect to indirect costs, the Board was apprised that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio are immaterial to the analysis of the adequacy of the advisory fees and that any collateral benefits derived as a result of providing advisory services to the Portfolio are de minimis and do not impact upon the reasonableness of the advisory fees. Based on management’s representations, the Board did not consider indirect costs to be a material factor.

In connection with benefits derived from the Trust, the Board also considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary

319

dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo or the Subadviser.

Profitability and Economies of Scale.

The Board considered that the subadvisory fee rate was negotiated by considering the value of the services provided by JPMorgan to the Portfolio; the competitive environment in which such Portfolio is marketed; and the investment characteristics of such Portfolio relative to other similar mutual funds in its category as tracked by Lipper.

The Board noted that the fees JP Morgan charges for managing an asset category may vary widely between different clients for various reasons; including market pricing demands, existing relationships and individual client needs and that SAAMCo may not be able to dictate the terms of the subadvisory fee schedule when negotiating fees with a new subadviser. Due to such factors, the Board noted that the terms of a new subadvisory fee schedule, including any breakpoints, may differ from the current subadvisory fee schedule; however, it noted that in this instance the subadvisory fees are identical between the current subadviser, Putnam, and JP Morgan.

Terms of the Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Subadvisory Agreement including the duties and responsibilities undertaken by SAAMCo and the Subadviser as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

The Board was also apprised that the terms of the Subadvisory Agreement are similar in all material respects to the current investment subadvisory agreement between SAAMCo and Putnam with respect to the Portfolio and will identical to the current Investment Subadvisory Agreement between SAAMCo and JPMorgan.

Conclusions.

In reaching its decision to approve the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may attribute different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that JP Morgan possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

320

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 68	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	59	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 73	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present)	59	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 64	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	59	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012).

Gilbert T. Ray Age: 68	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present); and Attorney (1972-2000) thereof	59	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (since 2005); Director, Towers Watson & Co. (since 2010).

Allan L. Sher Age: 81	Trustee	1997 – Present	Retired Brokerage Executive (since 1992)	59	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 64	Trustee and Chairman	2001 – Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005).	59	Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (2000-Present).
Interested Trustee

Jana W. Greer(2) Age: 61	Trustee	2001 – Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999), AIG Retirement Services, Inc., President (since 2002) and Director (since 1992), SAAL; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	59	None.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 44	President	2007 – Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel Age: 46	Treasurer	2002 – Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A

Nori L. Gabert Age: 59	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Katherine Stoner Age: 56	Chief Compliance Officer (“CCO”)	May 2011 – Present	Vice President, SAAMCo (May 2011- Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 – Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 – Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 – Present).	N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 46	Secretary and General Counsel	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston Age: 47	Vice President and Assistant Treasurer	2001 – Present	Vice President, SAAMCo (2001 to Present)	N/A	N/A

Matthew J. Hackethal Age: 41	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (38 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (5 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

322

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2013.

During the year ended January 31, 2013, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.90	0.76	0.02	0.12	0.17
Corporate Bond Portfolio Class 2	0.88	0.74	0.02	0.12	0.17
Corporate Bond Portfolio Class 3	0.87	0.73	0.02	0.12	0.17
Global Bond Portfolio Class 1	1.21	0.73	0.33	0.15	—
Global Bond Portfolio Class 2	1.19	0.71	0.33	0.15	—
Global Bond Portfolio Class 3	1.18	0.70	0.33	0.15	—
High-Yield Bond Portfolio Class 1	0.38	0.38	—	—	1.15
High-Yield Bond Portfolio Class 2	0.37	0.37	—	—	1.15
High-Yield Bond Portfolio Class 3	0.36	0.36	—	—	1.15
Total Return Bond Portfolio Class 1	0.36	0.30	0.03	0.03	—
Total Return Bond Portfolio Class 2	0.34	0.28	0.03	0.03	—
Total Return Bond Portfolio Class 3	0.34	0.28	0.03	0.03	—
Balanced Portfolio Class 1	0.22	0.22	—	—	68.93
Balanced Portfolio Class 2	0.20	0.20	—	—	68.93
Balanced Portfolio Class 3	0.18	0.18	—	—	68.93
MFS Total Return Portfolio Class 1	0.44	0.44	—	—	56.47
MFS Total Return Portfolio Class 2	0.41	0.41	—	—	56.47
MFS Total Return Portfolio Class 3	0.39	0.39	—	—	56.47
SunAmerica Dynamic Allocation Class 3	0.09	0.09	—	—	20.02
SunAmerica Dynamic Strategy Class 3	0.09	0.08	—	0.01	19.99
Telecom Utility Portfolio Class 1	0.42	0.42	—	—	42.20
Telecom Utility Portfolio Class 2	0.40	0.40	—	—	42.20
Telecom Utility Portfolio Class 3	0.40	0.40	—	—	42.20
Equity Index Portfolio Class 1	0.02	0.02	—	—	100.00
Growth-Income Portfolio Class 1	0.62	0.41	—	0.21	100.00
Growth-Income Portfolio Class 2	0.59	0.38	—	0.21	100.00
Growth-Income Portfolio Class 3	0.57	0.36	—	0.21	100.00
Equity Opportunities Portfolio Class 1	0.13	0.13	—	—	100.00
Equity Opportunities Portfolio Class 2	0.10	0.10	—	—	100.00
Equity Opportunities Portfolio Class 3	0.09	0.09	—	—	100.00
Davis Venture Value Portfolio Class 1	1.60	0.19	—	1.41	100.00
Davis Venture Value Portfolio Class 2	1.56	0.15	—	1.41	100.00
Davis Venture Value Portfolio Class 3	1.54	0.13	—	1.41	100.00

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
“Dogs” of Wall Street Portfolio Class 1	$0.20	$0.20	$—	$—	100.00%
“Dogs” of Wall Street Portfolio Class 2	0.18	0.18	—	—	100.00
“Dogs” of Wall Street Portfolio Class 3	0.18	0.18	—	—	100.00
Alliance Growth Portfolio Class 1	0.13	0.13	—	—	100.00
Alliance Growth Portfolio Class 2	0.08	0.08	—	—	100.00
Alliance Growth Portfolio Class 3	0.06	0.06	—	—	100.00
Capital Growth Portfolio Class 1	0.04	0.04	—	—	100.00
Capital Growth Portfolio Class 2	0.03	0.03	—	—	100.00
Capital Growth Portfolio Class 3	0.01	0.01	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 1	0.12	0.12	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 2	0.09	0.09	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class 3	0.09	0.09	—	—	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	—	—	—	—	—
Blue Chip Growth Portfolio Class 2	—	—	—	—	—
Blue Chip Growth Portfolio Class 3	—	—	—	—	—
Real Estate Portfolio Class 1	0.16	0.16	—	—	2.15
Real Estate Portfolio Class 2	0.14	0.14	—	—	2.15
Real Estate Portfolio Class 3	0.13	0.13	—	—	2.15
Small Company Value Portfolio Class 1	0.08	0.08	—	—	100.00
Small Company Value Portfolio Class 3	0.04	0.04	—	—	100.00
Mid-Cap Growth Portfolio Class 1	—	—	—	—	—
Mid-Cap Growth Portfolio Class 2	—	—	—	—	—
Mid-Cap Growth Portfolio Class 3	—	—	—	—	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	0.25	—	—	0.25	—
Growth Opportunities Portfolio Class 2	0.25	—	—	0.25	—
Growth Opportunities Portfolio Class 3	0.25	—	—	0.25	—
Marsico Focused Growth Portfolio Class 1	0.34	0.03	—	0.31	100.00
Marsico Focused Growth Portfolio Class 2	0.32	0.01	—	0.31	100.00
Marsico Focused Growth Portfolio Class 3	0.32	0.01	—	0.31	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	1.36	0.07	—	1.29	100.00
Small & Mid Cap Value Portfolio Class 2	1.36	0.07	—	1.29	100.00
Small & Mid Cap Value Portfolio Class 3	1.36	0.07	—	1.29	100.00

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deduction
International Growth and Income Portfolio Class 1	$0.20	$0.20	$—	$—	0.40%
International Growth and Income Portfolio Class 2	0.19	0.19	—	—	0.40
International Growth and Income Portfolio Class 3	0.18	0.18	—	—	0.40
Global Equities Portfolio Class 1	0.11	0.11	—	—	73.94
Global Equities Portfolio Class 2	0.08	0.08	—	—	73.94
Global Equities Portfolio Class 3	0.07	0.07	—	—	73.94
International Diversified Equities Portfolio Class 1	0.08	0.08	—	—	0.45
International Diversified Equities Portfolio Class 2	0.07	0.07	—	—	0.45
International Diversified Equities Portfolio Class 3	0.06	0.06	—	—	0.45
Emerging Markets Portfolio Class 1	0.04	0.04	—	—	2.94
Emerging Markets Portfolio Class 2	0.03	0.03	—	—	2.94
Emerging Markets Portfolio Class 3	0.02	0.02	—	—	2.94
Foreign Value Portfolio Class 1	0.25	0.25	—	—	—
Foreign Value Portfolio Class 2	0.25	0.25	—	—	—
Foreign Value Portfolio Class 3	0.24	0.24	—	—	—

*	Short-term capital gains are treated as ordinary income for tax purposes

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2013 were $894,540, $536,412, $1,084,209 and $1,843,941 respectively. The foreign source income information reporting is $11,243,684, $7,725,792, $6,623,082 and $24,885,388 respectively.

325

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2013.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expense are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interset rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

BofA Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/13
	Class 1*	Class 2*	Class 3*
1-year	-0.28%	-0.38%	-0.47%
5-year	0.03%	-0.11%	-0.21%
10-year	1.37%	1.22%	1.12%
Since Inception	2.81%	1.27%	1.11%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of -0.28% for the 12-month period ending January 31, 2013.

Towards the end of the 12-month period, the U.S. economy appeared to lose momentum as preliminary 4th quarter GDP contracted 0.1%, compared to a 3.1% growth registered in the 3rd quarter. Although non-farm payroll growth averaged a less than robust 168,000 per month during the period, the U.S. unemployment rate still declined from 8.3% in February 2012 to approximately 7.9% in January 2013.

326

BofA Advisors, LLC

Cash Management Portfolio — Class 1 — (continued)

In June, the Federal reserve board announced the continuation of “Operation Twist”. Operation Twist effectively consisted of extending the average maturity of the Fed’s holdings of securities in order to support a stronger economic recovery. The sub-par pace of economic recovery was such that at the September 13th FOMC meeting the Fed announced that an exceptionally low level of the federal funds rate would likely be warranted until at least mid-2015, language intended to serve as an unconventional form of monetary policy easing. In addition, at the September meeting, the Fed announced an open-ended quantitative easing program that featured the additional purchase of $40 billion of agency mortgage-backed securities per month. At the December 2012 FOMC meeting, the Fed announced an open-ended quantitative easing program designed to replace Operation Twist that consisted of the purchase of $45 billion per month of Treasury securities. In addition, the Fed stated that its 0.00-0.25% target federal funds rate would be appropriate as long as the unemployment rate remains higher than 6.5%, inflation stays no more than 0.5% above its 2% longer-run goal and longer-term inflation expectations remain well anchored.

The period began with three-month LIBOR approximating 54 basis points (bps) and it declined to 47 bps by March. Starting in early July, LIBOR began an additional steady decline in response to increased expectations of future Federal Reserve monetary policy easing. The decline was also driven by anticipation of the year-end expiration of both Operation Twist and the FDIC’s Transaction Account Guarantee program (TAG). As LIBOR moved lower, money market yields followed suit. Three-month LIBOR finished the investment period at approximately 30 bps, while three-month and six-month dealer placed commercial paper (A1+/P1) declined roughly 14 bps and 32 bps, respectively, over the same period of time.

On the heels of improved Euro zone bank funding conditions driven by the European Central Bank’s three year long-term refinancing operations, the Portfolio’s weighted average maturity was increased to lock in yield through the purchase of three through six-month fixed rate paper. Consistent with this strategy, between July and November, in anticipation of lower money market rates caused by additional rounds of quantitative easing and the expiration of both Operation Twist and the TAG program, the Portfolio’s weighted average maturity was again extended. In the July through December time period, the Portfolio’s weighted average maturity generally ranged between 45 and 51 days. Approaching the year-end, the weighted average maturity drifted lower due to a combination of light portfolio maturities and relatively few attractive security offerings. Given a continued backdrop of declining yield in January 2013, the Portfolio continued to purchase fixed rate securities in the three though six-month maturity segment. As a result, the Portfolio’s weighted average maturity was re-extended back into the high 40 day to low 50 day range.

Throughout the year, the Portfolio continued to emphasize quality and liquidity, ending the period with roughly 23% invested in U.S. Government obligations and approximately 72% of securities scheduled to mature within 90 days.

327

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	8.84%	8.68%	8.48%
5-year	9.46%	9.30%	9.18%
10-year	7.96%	7.80%	7.68%
Since Inception	6.90%	7.68%	7.80%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Barclays U.S. Credit Index and 25% the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of 8.84% for the 12-month period ending January 31, 2013, compared to a 6.20% return for the Barclays U.S. Credit Index, a 13.87% return for the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 8.09% return by the blended benchmark (75% Barclays U.S. Credit/25% Barclays U.S. High Yield 2% Issuer Capped).

Portfolio performance benefited from an overweight position in the high yield sector, which was within the range of 25-30% of the Portfolio for the period. Additionally, the relative weightings in the credit quality categories within the investment grade and high yield sectors improved performance. The Portfolio had an overweight position in the lower credit quality categories.

Individual security selection was a positive contributor and was influenced more by the investment grade selection than high yield selection. Positive contributors included Sprint Capital, AT&T Wireless, and AXA Insurance. Negative contributors included Capital One, ATP Oil, and Advanced Micro Devices. The Portfolio maintained a collective overweight position in the banks and finance sub-sectors, which also contributed positive results to the performance versus the benchmark.

The positive contribution from security selection was fully offset by the negative contribution from duration. The Portfolio maintained a short duration position for much of the year and interest rates declined from mid-March through May as global economic uncertainties continued. The Portfolio exited the period with a high yield position consistent with the average for the year and continued to have a short duration position relative to the index. Interest rate futures positions had a negative impact on Portfolio performance on an absolute basis.

328

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	0.81%	0.72%	0.60%
5-year	4.71%	4.55%	4.44%
10-year	5.40%	5.25%	5.14%
Since Inception	6.14%	5.26%	5.23%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of 0.81% for the 12-month period ending January 31, 2013, compared to a -1.48% return for the JPMorgan Global Government Bond Index (un-hedged).

Cross-sector positioning was the largest contributor to returns, mainly driven by an overweight bias to non-agency mortgages as the sector outperformed over the fiscal year. An overweight bias to corporate credit risk, implemented through both corporate cash bonds and credit default swaps, aided performance. Credit spreads tightened over the period, as did spreads over synthetic credit default swaps.

Currency strategy contributed to performance on a relative basis, which was primarily achieved through exposure to currency forwards. Forward contracts contributed negatively to the Portfolio value over the period. However, a loss in value of the forwards from hedging was nullified by an appreciation in the bond value due to currency movement. In particular, an overweight bias to the euro contributed positively, especially during the second half of the period. An underweight bias to the Japanese yen, particularly during the second half of the period, also performed strongly.

Duration strategy also contributed to relative performance. This was primarily due to an overweight bias to German 10 year bonds, particularly in May. An overweight bias to U.S. duration, particularly during the third quarter of 2012, also aided performance. On a relative basis, the Portfolio maintained tactically long U.S. 5-year and 10-year futures positions during that period. A short position in Japanese seven year futures, however, detracted from relative returns.

Bottom-up security selection strategies also contributed to relative returns. This was driven by selection of adjustable rate mortgages, collateralized mortgage obligations and covered bonds. Exposure to U.S. government securities, as well as emerging market debt, also benefited results.

329

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1 — (continued)

Country strategy was the main detractor from relative returns. This was primarily due to an underweight to peripheral European sovereign debt, particularly France and Italy, relative to a long position in Germany. Through the use of interest rate futures in the relative value positioning in the G10 countries, some of the underperformance in the country strategy was offset.

330

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	15.49%	15.32%	15.13%
5-year	7.27%	7.09%	6.99%
10-year	10.07%	9.87%	9.77%
Since Inception	6.65%	7.74%	10.33%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 15.49% for the 12-month period ending January 31, 2013, compared to a 13.87% return for the BofA Merrill Lynch High Yield Master II Index.

High Yield saw another strong year due to demand for yield, relative calm in Europe, supportive central bank action, and an improving macro backdrop. Spreads began the year at 738 basis points (OAS) and rallied over 120 basis points during the first quarter. Euro concerns returned to the forefront during the May/June 2012 time frame due to Greece’s difficulties forming a government. Additionally, Spain’s continued issues led markets to believe it would be forced into accessing the European Financial Stability Facility/European Stability Mechanism (EFSF/ESM) bailout facilities. These events caused equity volatility to spike with benchmark spreads reaching a peak of 723 basis points in early June. Continued accommodative central bank action and attention of the Euro area governments quickly calmed contagion fears and spreads quickly recovered with spreads falling to 530 basis points by mid-September.

Sector selection was a slight negative contributor, with over 65% of the drag due to metals & mining (coal overweight) and non captive finance (not owning Springleaf Financial, which is in the benchmark). During the period telecommunications, media, health care, energy, restaurants, and home construction led on strong security selection. Pharmaceuticals, airlines, and pipelines lagged as these higher quality sectors lagged the overall benchmark returns.

Security selection provided positive contribution with Chrysler Group LLC, Beazer Homes USA, Inc. and Sprint Nextel Corp. being the top contributors. The top detractors were Patriot Coal Corp. Kemet Corp and Innovation Ventures LLC.

331

Pacific Investment Management Company LLC (“PIMCO”)

Total Return Bond Portfolio — Class 1

Total Return Bond Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	4.98%	4.86%	4.84%
5-year	7.11%	6.94%	6.86%
10-year	9.07%	8.89%	8.78%
Since Inception	7.64%	7.67%	9.25%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Total Return Bond Portfolio — Class 1 shares posted a return of 4.98% for the 12-month period ending January 31, 2013, compared to a 2.59% return for the Barclays U.S. Aggregate Bond Index.

Tactical duration positioning on the U.S. yield curve was positive for performance as the 10-year Treasury yield rose 17 basis points over the period. In addition, a focus on intermediate U.S. maturities, particularly the 5-10 year portion of the curve, was positive for Portfolio performance as rates fell most in this portion of the curve during the 2012 calendar year. Tactical positioning in Agency mortgage-backed securities (“MBS”) during the year, particularly a focus on lower coupon (3-4%) FNMA and GNMA securities, was positive for performance as MBS outperformed like-duration Treasuries as the Fed’s quantitative easing program focused on MBS purchases. An overall underweight to investment grade corporate securities was negative for performance as the sector outperformed like-duration Treasuries over the year; however, a tactical focus on bonds of financial institutions helped offset most of this negative performance.

Beyond core sectors, exposure to Australian interest rates contributed to returns as the Australian central bank cut rates by 125 basis points, cumulatively, during the period. An allocation to high yield corporate bonds added to performance as investors moved out on the risk spectrum in search of higher yields. An overweight to emerging markets securities, including the use of Mexican and Brazilian interest rate swaps, added to returns as they outperformed like-duration Treasuries on increased risk appetite. Currency positioning, particularly in the Mexican Peso, was positive for performance as the currency strengthened versus the U.S. dollar over the year. Currency positioning in the Euro, implemented via Euro-denominated cash bonds that contributed and Euro sell currency forwards that detracted, was slightly positive for returns as the Euro appreciated against the dollar. Finally, a modest exposure to Build America Bonds was positive for performance as the sector outperformed like-duration Treasuries for the year.

332

J.P. Morgan Investment Management Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	11.71%	11.57%	11.42%
5-year	4.88%	4.72%	4.61%
10-year	6.21%	6.05%	5.95%
Since Inception	5.61%	3.25%	5.51%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.
[1]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays U.S. Aggregate Bond Index.
[2]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[3]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[4]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 11.71% for the 12-month period ending January 31, 2013, compared to 16.78% for the S&P 500 Index, 17.03% for the Russell 1000 Index, 2.59% for the Barclays U.S. Aggregate Bond Index, and a 11.16% return for the blended benchmark of 30% S&P 500 Index/30% Russell 1000 Index/40% Barclays U.S. Aggregate Bond Index.

Global equities exhibited a strong upward move during the period, reflecting an improving economy and clear action from the European Central Bank to support weaker Eurozone members. The Federal Reserve embarked on additional quantitative easing, with expectations of moderate economic growth and contained measures of inflation.

The Portfolio maintained a slight overweight in equities throughout the year, which added to relative returns. Both the equity and fixed income portions of the Portfolio outpaced their respective benchmarks for the year. On the fixed-income side, high-yield securities continued to provide additional performance strength, while short-term interest rates remain at historically low levels. This gain was somewhat offset by the Portfolio’s duration positioning during the year.

The Portfolio’s allocation in equities performed well during the year, as this component participated in the upward move seen across global equity markets. The Portfolio benefited from sector positioning, with an overweight in telecommunication stocks contributing to results. The largest portion of the Portfolio’s relative gain for the year was attributable to stock selection. In particular, stock selection in the consumer discretionary sector aided results. An overweight in Expedia, Inc., the travel site, was a strong contributor during the 12 months. The strength in consumer discretionary stocks was more than enough to offset weakness in the Portfolio’s information technology holdings, including Altera Corp.

333

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	12.13%	12.02%	11.87%
5-year	4.12%	3.95%	3.86%
10-year	6.64%	6.48%	6.37%
Since Inception	8.19%	5.04%	6.42%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.
[4]	The Old Blended Index consisted of 35% Barclays U.S. Aggregate Bond Index, 55% S&P 500® Index and 10% 3-Month Treasury Bill Index.
[5]

Effective April 30, 2012, the Portfolio changed a component of its Blended Index. The New Blended Index consists 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio changed a component of the Old Blended Index because the new Blended Index is more consistent with the subadviser’s investment style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Total Return Portfolio — Class 1 shares posted a return of 12.13% for the 12-month period ending January 31, 2013, compared to a 16.78% return for the S&P 500 Index and a 2.59% return for the Barclays U.S. Aggregate Bond Index. The new blended index comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index rose by 11.08%.

Within the equity portion of the Portfolio, an underweight position in the technology sector benefited relative returns as the sector underperformed the S&P 500 Index during the period. Avoiding computer and personal electronics maker Apple was a major factor that contributed to relative performance within this sector as the stock posted lackluster performance during the period. The Portfolio’s underweight positions in weak-performing software giant Microsoft and semiconductor company Intel Corp. also supported relative results. The Portfolio’s overweight position in the financial services sector was another factor that contributed to relative performance. Overweight positions in global financial services firms JPMorgan Chase & Co., Bank of New York Mellon Corp., Goldman Sachs Group, Inc., and State Street Corp. bolstered relative returns as all four stocks turned in strong performance during the period. Stock selection in the basic materials and leisure sectors also helped relative performance. In the basic materials sector, the Portfolio’s overweight position in strong-performing protective and decorative coatings manufacturer PPG Industries, Inc. benefited relative returns. There were no individual stocks within the leisure sector that were among

334

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

the Portfolio’s top relative contributors for the period. Elsewhere, the Portfolio’s holdings of alcoholic beverage producer Diageo PLC (United Kingdom) and pharmaceutical firm Pfizer, Inc. boosted relative performance as both stocks outperformed the S&P 500 Index during the period.

Stock selection in the energy sector held back performance relative to the S&P 500 Index. The Portfolio’s overweight positions in oil and gas exploration and production companies, Apache Corp. and Occidental Petroleum Corp., weakened relative performance as both stocks underperformed the benchmark. Elsewhere, holdings of payment services provider Western Union Co., voice and data communications services company Vodafone Group PLC (United Kingdom), and insurance company Prudential Financial, Inc. held back relative results. Not holding shares of home improvement retailer Home Depot, Inc., online auctioneer eBay, Inc., internet search company Google, and financial services firm Citigroup, Inc. also dampened relative returns as all four stocks posted strong performance during the period. Additionally, the timing of the Portfolio’s ownership in shares of tobacco company Lorillard, Inc. weighed on relative performance.

Within the fixed income portion of the Portfolio, the portion of return derived from yield, which was greater than that of the Barclays U.S. Aggregate Bond Index, was a positive factor for relative performance. The Portfolio’s greater exposure to the finance sector was another factor that benefited relative returns as the sector posted strong performance during the period. Additionally, positive bond selection contributed to relative results.

There were no factors that significantly detracted from performance relative to the Barclays U.S. Aggregate Bond Index.

335

SunAmerica Asset Management Corp.

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3

SunAmerica Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/13
Class 3*
1-year	9.32%
5-year	N/A
10-year	N/A
Since Inception	9.72%
*	Inception date for Class 1: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The SunAmerica Dynamic Allocation Portfolio — Class 3 shares posted a return of 9.32% for the 12-month period ending January 31, 2013, compared to 16.78% for the S&P 500 Index, 2.59% for the Barclays U.S. Aggregate Bond Index, and a 11.08% return for the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.

Global financial markets generally posted very strong returns during the period, reflecting improving economies, action from the European Central Bank to support weaker Euro countries, and additional quantitative easing from the Federal Reserve in the U.S. Within fixed income markets, segments of the market exposed to corporate debt outperformed U.S. Treasuries as the risk premium that corporate issuers were paying declined during the period.

The Portfolio targets an 80% allocation to a well-diversified Fund-of-Funds Component. All of the Underlying Portfolios contributed positively to returns during the period, with the exception of the Anchor Series Trust (“AST”) Natural Resources Portfolio. Overall returns in the Equity Underlying Portfolios trailed the S&P 500 Index during the period. The SunAmerica Series Trust MFS Massachusetts Investors Trust and the SunAmerica Series Trust Foreign Value Portfolios were among the larger contributors to excess returns versus the S&P 500 Index while the SunAmerica Series Trust Emerging Markets Portfolio and the Seasons Focus Growth Portfolio were among the larger detractors.

Fixed Income Underlying Portfolios as a whole outperformed the Barclays U.S. Aggregate Bond Index during the period as Underlying Portfolios such as SunAmerica Series Trust Corporate Bond and SunAmerica Series Trust High-Yield Bond were strong performers. This was partially offset by the performance of Fixed Income Underlying Portfolios that are concentrated in high credit quality issues such as the AST Government and Quality Bond Portfolio.

The Overlay Component’s fixed income securities contributed positively during the period but underperformed the Barclays U.S. Aggregate Bond Index due to their focus on U.S. Treasuries and short-term securities.

336

SunAmerica Asset Management Corp.

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3 — (continued)

The Overlay Component’s equity securities include S&P 500 Index futures to manage net equity exposure, which reduced Portfolio performance during the period. The Portfolio manages its net equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long-term. The Portfolio’s average net equity exposure during the period was slightly above this long-term expectation during the period.

At times during the period, net equity exposure was below 50% and above 90%. Equity market volatility increased during the second quarter of the year as markets became concerned with U.S. economic growth and the European debt crisis. The Portfolio’s net equity exposure was reduced during this period, which held back returns when markets recovered strongly at the end of the quarter. This was also seen to some extent in the second half of the period, when short-term increases in equity volatility were typically followed by market rebounds.

337

SunAmerica Asset Management Corp.

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3

SunAmerica Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/13
Class 3*
1-year	N/A
5-year	N/A
10-year	N/A
Since Inception**	8.22%
*	Inception date for Class 1: 7/16/12.
**	Cumulative

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P500 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Since its inception on July 16, 2012 the SunAmerica Dynamic Strategy Portfolio — Class 3 shares posted a return of 8.22% for the period ending January 31, 2013, compared to 11.79% for the S&P 500 Index, 0.18% for the Barclays U.S. Aggregate Bond Index, and a 7.05% return for the blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index for the same period.

Global equity markets generally posted very strong returns during the period, reflecting improving economies, action from the European Central Bank to support weaker Euro countries, and additional quantitative easing from the Federal Reserve in the U.S. Fixed income markets had lower returns due to a rise in long-term interest rates, but most segments of fixed income had positive returns during the period.

The Portfolio targets an 80% allocation to a well-diversified Fund-of-Funds Component. All of the Underlying Portfolios had positive returns during the period. The Fund-of-Fund Component’s Equity Underlying Portfolios as a whole outperformed the S&P 500 Index during the period. This outperformance was led by non-U.S. equity Portfolios such as SunAmerica Series Trust Foreign Value and Seasons International Equity Portfolios. Small and mid-cap U.S. equity portfolios such as SunAmerica Series Trust Small Company Value also contributed to outperformance relative to the S&P 500 Index. These positive relative results were partially offset by several Underlying Portfolios including SunAmerica Series Trust “Dogs” of Wall Street and SunAmerica Series Trust Marsico Focused Growth. The Fund-of-Fund Component’s Fixed Income Underlying Portfolios as a whole outperformed the Barclays U.S. Aggregate Bond Index during the period. This outperformance was led by the SunAmerica Series Trust Corporate Bond and SunAmerica Series Trust High-Yield Bond Portfolios, as credit spreads narrowed during the period.

The Overlay Component’s fixed income securities had negative returns during the period and underperformed the Barclays U.S. Aggregate Bond Index due to this Component’s focus on U.S. Treasuries and short-term investments.

338

SunAmerica Asset Management Corp.

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3 — (continued)

The Overlay Component’s equity securities include S&P 500 Index futures to manage net equity exposure, which reduced Portfolio performance during the period. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long-term. At times during the period, net equity exposure was below 50% and close to 90%. Equity markets experienced increased volatility in the 4th quarter of 2012 on several occasions, often related to political factors in the U.S. The Portfolio’s net equity exposure was reduced during these occasions, which held back returns as equity markets rebounded strongly toward the end of the period.

339

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	17.25%	17.08%	16.93%
5-year	4.89%	4.74%	4.64%
10-year	10.62%	10.45%	10.34%
Since Inception	5.74%	5.20%	10.24%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P 500 Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P 500 Telecommunications Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of 17.25% for the 12-month period ending January 31, 2013, compared to a 10.25% return for the S&P 500 Utility Index and 16.78% for the S&P 500 Index. The S&P 500 Telecommunications Service Index returned 25.59% for the 12-month period ending January 31, 2013.

The Portfolio’s exposure to the cable TV industry, which is not represented in the S&P Utilities Index, contributed to relative performance. Holdings of entertainment and communications services provider Virgin Media, Inc. cable services provider Comcast Corp., and German cable television operator Kabel Deutschland Holding AG aided relative returns as all three stocks significantly outperformed the benchmark over the reporting period. Stock selection in the electric power industry also benefited relative returns. The Portfolio’s underweight position in shares of electric utility company Exelon Corp., as well as its holdings of U.S. power company Calpine Corp. strengthened relative results. Additionally, avoiding shares of weak-performing electric utilities, both Southern Co. and Edison International, boosted relative performance. The Portfolio’s exposure to the natural gas pipeline industry, which is also not represented in the benchmark, helped relative performance. The Portfolio’s holdings of natural gas pipeline companies Williams Cos., Inc. and Kinder Morgan, Inc. supported relative returns. Elsewhere, the Portfolio’s holdings of wireless communications infrastructure operator SBA Communications Corp. contributed to relative results.

Stock selection in the natural gas distribution industry hindered performance relative to the S&P Utilities Index. The Portfolio’s underweight position in strong-performing natural gas utilities company Sempra Energy detracted from relative performance. Elsewhere, the

340

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Portfolio’s underweight positions in wholesale electricity supplier NextEra Energy, Inc. and electric utility owner American Electric Power Co., Inc. weakened relative results as both stocks outperformed the benchmark during the reporting period. The Portfolio’s holdings of mobile telecommunications services provider TIM Participacoes SA (Brazil), Brazil-based energy company Cia Paranaense de Energia-Copel, and wireless communication services provider NII Holdings, Inc. hurt relative performance. Additionally, holdings of wireless company Cellcom Israel, Brazilian electric utility Light SA and electric utility CEZ AS (Czech Republic) were among the Portfolio’s top detractors from relative returns. The Portfolio’s cash position held back relative performance in a period when equity markets rose.

341

SunAmerica Asset Management Corp.

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/13
Class 1*
1-year	15.68%
5-year	3.43%
10-year	7.36%
Since Inception	3.09%
*	Inception date for Class 1: 12/14/98.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of 15.68% for the 12-month period ending January 31, 2013, compared to a 16.78% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

During the annual period, the performance of each of the ten S&P 500 Index Sectors was positive. The financials, telecom, and the consumer discretionary groups outperformed, each posting gains in excess of 22%, while the materials and technology sectors were the prominent laggards, with gains in the 5% range.

In terms of contribution, Pfizer Inc., General Electric Co., AT&T Inc., Bank of America Corp., and Google Inc. were the top-contributing holdings during the fiscal period. At the other end of the spectrum, Hewlett-Packard Co., Intel Corp., Freeport-McMoRan Copper & Gold Inc., Microsoft Corp., and Newmont Mining Corp. were the most notable detractors.

342

J.P. Morgan Investment Management, Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	16.31%	16.13%	16.01%
5-year	3.14%	2.99%	2.88%
10-year	6.91%	6.75%	6.65%
Since Inception	7.94%	2.84%	6.39%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of 16.31% for the 12-month period ending January 31, 2013, compared to a 20.58% return for the Russell 1000 Value index.

For the year ended January 31, 2013, the Growth-Income strategy underperformed the Russell 1000 Value Index. The Portfolio’s focus on high-quality, dividend-paying stocks with reasonable payout ratios led to underperformance during the year as lower-quality, high-beta stocks drove the market’s return.

At the stock and sector level, underperformance stemmed from a combination of challenging stock selection and an underweight in the financial sector — primarily from avoiding exposure to the universal and investment banks. Results were also hurt by stock selection in the consumer discretionary sector, where the Portfolio did not own some of the best-performing media and entertainment names in the benchmark — Walt Disney Productions, Comcast Corp. and News Corp.

On the positive side, alpha was generated in the utility and energy sectors during the year. Within utilities, Sempra Energy was a top contributor and benefitted from a favorable rate decision from the California Public Utilities Commission. Positions in hybrid utilities with more growth potential than regulated utilities aided relative performance during the year.

343

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	16.87%	16.69%	16.55%
5-year	4.38%	4.22%	4.11%
10-year	7.48%	7.33%	7.21%
Since Inception	6.48%	3.79%	7.41%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 16.87% for the 12-month period ending January 31, 2013, compared to a 17.03% return for the Russell 1000 Index.

Domestic equities generally produced positive returns this period. Renewed investor optimism at the outset of the reporting period helped produce gains in the equity markets over the first months of 2012. After a choppy second quarter that saw slower-than-expected first quarter growth, a drop in consumer confidence and worries over the European sovereign debt crisis, leading to a sell-off in the equity markets, stocks generally resumed an upward trend for the remainder of 2012. The markets responded positively to Central Banks efforts to stimulate economic growth. Following the dual Long-Term refinancing Operations, further action was taken, as the European Central Bank committed to potentially unlimited bond purchases to ease financing pressure on countries like Spain and Italy. Under the plan, these and other members of the European Union (excluding Greece) would be able to maintain access to funding at sustainable interest rates, on the condition that they continue with strict reform programs. A last minute temporary resolution of the so-called fiscal cliff enacted by the U.S. Congress as of the end of the year was met with relief by investors.

The Portfolio underperformed the Index primarily in consumer discretionary and industrials, due to weaker relative stock selection. On a relative basis, the Portfolio outperformed in a few sectors, led by information technology due to better relative stock selection. Financials and materials were also strong contributors to performance.

Among the top detractors to Portfolio performance were Occidental Petroleum Corp., Facebook, Inc., Celgene Corp., The AES Corp. and Hyatt Hotels Corp. The Portfolio exited out of those positions, with the exception of Facebook and a small remaining allocation to AES at period end.

Among the top contributors to Portfolio performance this period included eBay, Inc., Citigroup, Inc., JPMorgan Chase & Co., Inc. Philip Morris International, Inc. and The McGraw-Hill Cos.

344

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	14.31%	14.12%	14.02%
5-year	2.12%	1.96%	1.86%
10-year	8.24%	8.07%	7.97%
Since Inception	9.52%	4.84%	8.13%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Davis Venture Value Portfolio — Class 1 shares posted a return of 14.31% for the 12-month period ending January 31, 2013, compared to a 16.78% return for the S&P 500 Index.

The sectors within the Index that turned in the strongest performance over the 12-month period were financials, telecommunications services, and consumer discretionary. The sectors that turned in the weakest (but still positive) performance over the period were materials and information technology.

Energy companies were the most important detractor from both the Portfolio’s absolute and relative performance. The Portfolio’s energy companies under-performed the corresponding sector within the Index and had a lower relative average weighting. Canadian Natural Resources, OGX Petroleo e Gas Participacoes, Occidental Petroleum, Devon Energy, and China Coal Energy were among the most important detractors from performance. The Portfolio no longer owns OGX Petroleo e Gas Participacoes or China Coal Energy.

Health care companies were the second most important detractor from relative performance. The Portfolio’s health care companies under-performed the corresponding sector within the Index and a lower relative average weighting in this stronger performing sector also detracted from relative performance.

The Portfolio had more invested in financials than any other sector over the year. They were the most important contributor to the Portfolio’s absolute performance while also contributing to performance relative to the Index. The Portfolio’s financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. Bank of New York Mellon, Wells Fargo, American Express, and Berkshire Hathaway were among the most important contributors to performance. Fairfax Financial Holdings was among the most important detractors from performance.

345

SunAmerica Asset Management Corp.

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	17.04%	16.79%	16.73%
5-year	6.72%	6.55%	6.44%
10-year	8.58%	8.41%	8.31%
Since Inception	4.92%	6.35%	8.13%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 17.04% for the 12-month period ending January 31, 2013, compared to a 16.78% return for the S&P 500 Index.

Domestic equity indices advanced across the board during the fiscal period, as all ten sectors posted positive gains. Financials, telecom, and consumer discretionary were the best-performing constituents of the S&P 500 during the fiscal period. The materials group was the principal laggard, followed by the technology and utilities sectors.

“Dogs” of Wall Street is a rules-based quantitative Portfolio. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Allocation and stock selection decisions both contributed positively to performance during the annual period. Notable factors driving outperformance included stock selection among financial, industrial, health care, and energy companies, no exposure to utilities, overweight allocations to the telecom and consumer staples groups, and a technology and energy sector underweight. Gains were offset, however, by the relative underperformance of holdings in the consumer discretionary and technology sectors. A financial underweight also hindered results.

The top-performing holdings for the year included Walgreen Co., Abbott Laboratories, Pfizer Inc., General Electric Co., and Kimberly-Clark Corp. Conversely, Lorillard Inc., Microsoft Corp., E.I. du Pont de Nemours & Co., McDonald’s Corp., and Intel Corp. headed the list of performance detractors.

346

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	12.71%	12.56%	12.41%
5-year	4.44%	4.28%	4.18%
10-year	7.63%	7.47%	7.37%
Since Inception	8.59%	2.75%	6.62%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Alliance Growth Portfolio — Class 1 shares posted a return of 12.71% for the 12-month period ending January 31, 2013, compared to a 13.43% return for the Russell 1000 Growth Index.

Global equity markets rallied in 2012. After a strong start in the first quarter, the Russell 1000 Growth Index fell sharply in May, but recovered for the rest of the year. During the year, government bond 10-year yields approached historically low levels. In the Mutual Fund industry, fund flows were skewed toward fixed income and equities were seen as less-risky, such as high dividend-yielding stocks.

For the one year period ending January 31, 2013 the Portfolio’s relative performance was positively affected by overall stock selection. Strong stock selection in the information technology and industrials sectors outweighed the weaker stock selection in energy and financials. Overall sector selection detracted from performance as underweight positions in consumer staples, and materials and modest overweight in industrials offset the positive contribution of an overweight position in energy and healthcare.

Leading stock contributors included The Walt Disney Co., Apple, Inc., Facebook, Inc., Comcast Corp. and Celegene Corp. The largest stock detractors included TIBCO Software, Inc., Marvell Technologies, Coach, Inc., Philip Morris International, Inc. and Potash.

347

OppenheimerFunds, Inc.

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	12.43%	12.17%	12.12%
5-year	2.01%	1.84%	1.77%
10-year	7.20%	7.03%	6.92%
Since Inception	0.24%	1.90%	7.12%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 12.43% for the 12-month period ending January 31, 2013, compared to a 13.43% return for the Russell 1000 Growth Index.

Domestic equities generally produced positive returns this period. Renewed investor optimism at the outset of the reporting period helped produce gains in the equity markets over the first months of 2012. After a choppy second quarter that saw slower-than-expected first quarter growth, a drop in consumer confidence and worries over the European sovereign debt crisis, leading to a sell-off in the equity markets, stocks generally resumed an upward trend for the remainder of 2012. The markets responded positively to Central Banks efforts to stimulate economic growth. Following the dual Long-Term Refinancing Operations, further action was taken, as the ECB committed to potentially unlimited bond purchases to ease financing pressure on countries like Spain and Italy. Under the plan, these and other members of the European Union (excluding Greece) would be able to maintain access to funding at sustainable interest rates, on the condition that they continue with strict reform programs. A last minute temporary resolution of the so-called fiscal cliff enacted by the U.S. Congress as of the end of the year was met with relief by investors.

The Portfolio underperformed the Index primarily in consumer discretionary and industrials, due to weaker relative stock selection. On a relative basis, the Portfolio outperformed in a few sectors, led by information technology and consumer staples, as a result of better relative stock selection, and energy due to a relative overweight to a better performing sector of the Index.

Among the top detractors from Portfolio performance were Joy Global, Inc., Coach, Inc., Caterpillar, Inc., Occidental Petroleum Corp. and Facebook, Inc. The Portfolio exited out of those positions with the exception of Joy Global and Coach. Among the top contributors to Portfolio performance this period included eBay, Inc., Novo Nordisk, Google, Inc., Costco Wholesale Corp and The Walt Disney Co.

348

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	19.62%	19.50%	19.38%
5-year	4.39%	4.24%	4.13%
10-year	8.35%	8.19%	8.08%
Since Inception	6.86%	4.24%	7.99%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 19.62% for the 12-month period ending January 31, 2013, compared to a 16.78% return for the S&P 500 Index.

Stock selection in the financial services sector was a primary contributor to performance relative to the S&P 500 Index. Within the sector, holdings of global payments technology company Visa, investment banking firm Goldman Sachs Group, and investment manager BlackRock benefited relative returns as all three stocks outperformed the benchmark over the reporting period. Security selection in the consumer staples sector was another factor that aided relative results. Here, holdings of strong-performing Dutch brewer Heineken (Netherlands) contributed to relative performance. A combination of an underweight position and stock selection in the technology sector also strengthened relative performance. The Portfolio’s timing of ownership in computer products and services provider Hewlett-Packard, and not holding poor-performing shares of both software giant Microsoft and semiconductor company Intel, supported relative results. Stock selection in the leisure and health care sectors contributed to relative performance. Within the leisure sector, an overweight allocation to media conglomerate Walt Disney benefited relative returns. Within the health care sector, the portfolio’s holdings of strong-performing biopharmaceutical company Celgene were a positive factor for relative performance. Elsewhere, the Portfolio’s holdings of paint and coatings manufacturer Sherwin-Williams benefited relative performance as the stock turned in strong performance over the reporting period.

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.

349

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Stock selection in the retailing sector was a primary detractor from relative performance. Within the sector, not holding strong-performing shares of home improvement store Home Depot weakened relative results. Stocks in other sectors that were among the Portfolio’s top detractors from relative performance included holdings of semiconductor company Microchip Technology, data storage systems provider EMC, Israeli-headquartered security software provider Check Point Software Technologies, cardiovascular medical device maker St. Jude Medical, semiconductor company Altera, oil and gas exploration and production company Occidental Petroleum, and Israeli-headquartered generic drug manufacturer Teva Pharmaceutical Industries. Not holding strong-performing online auctioneer Ebay also hindered relative performance. The Portfolio’s cash position was another detractor from relative performance.

350

Wells Capital Management Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	12.99%	12.88%	12.74%
5-year	2.33%	2.17%	2.07%
10-year	5.58%	5.43%	5.32%
Since Inception	5.11%	0.97%	5.27%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of 12.99% for the 12-month period ending January 31, 2013, compared to a 13.43% return for the Russell 1000 Growth Index.

Despite uncertainty from tepid U.S. economic growth, the European debt crisis, a slowdown in China, and political stalemates in Washington D.C., the trailing 12-month period ending January 2013 produced positive returns for U.S. equity markets. Market conditions were favorable as stress in the environment remained low and as correlations trended lower, resulting in stock results being closer tied to company specific fundamentals and less to macro events.

Sector selection contributed to the Portfolio’s performance relative to its benchmark as the Portfolio was overweight the outperforming consumer discretionary and healthcare sectors and underweight materials, an underperforming sector. This contribution was somewhat offset by an underweight in the outperforming consumer staples sector.

Stock selection was mixed with contribution from the information technology sector, led by eBay Inc., Apple Inc., and MasterCard Inc., and industrial sector, led by Hertz Global Holdings Inc. and Kansas City Southern, offset by detractors in consumer discretionary led by Borg Warner Inc., and Coach Inc., and consumers staples led by Monster Beverage Corp.

351

SunAmerica Asset Management Corp.

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	9.54%	9.41%	9.29%
5-year	2.37%	2.22%	2.14%
10-year	5.68%	5.52%	5.42%
Since Inception	-1.44%	0.96%	5.23%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of 9.54% for the 12-month period ending January 31, 2013, compared to a 13.43% return for the Russell 1000 Growth Index.

The 12-month period ended January 31, 2013, was marked by strong overall market performance, as value stocks outperformed growth stocks, and large-cap companies outpaced small-cap companies. While the overall trend was upward, the equity market was characterized by substantial swings and dramatic sector rotations through the course of the period. In aggregate, utilities, financials, and health care led the Russell 1000 Growth Index higher during the 12-month period ended January 31, 2013, while information technology, materials, and industrials lagged in the aggregate.

Sector allocation contributed positively during the 12-month period ended January 31, 2013, despite the negative impact of a significant cash position during a strong year for the markets. In particular, decisions to overweight the energy and financials sectors contributed positively to relative performance, but were not enough to offset the overall stock selection effect.

Security selection during the period was poor, particularly among consumer discretionary, information technology, energy, and health care stocks. Among individual holdings, overweight positions in Michael Kors Holdings, Urban Outfitters, Visa, and Comcast, and an underweight in Microsoft were among the top positive contributors to relative performance during the fiscal period. However, they were not enough to offset the negative impact of overweights in JC Penney, Chipotle Mexican Grill, and Freeport-McMoran, and underweights in Google and Wal-Mart, — all of which were among the list of leading relative portfolio detractors.

352

Davis Selected Advisers, L.P.

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	13.37%	13.23%	13.06%
5-year	2.92%	2.77%	2.67%
10-year	10.95%	10.79%	10.68%
Since Inception	8.43%	9.64%	10.26%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI U.S. REIT Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of 13.37% for the 12-month period ending January 31, 2013, compared to a 14.72% return for the MSCI U.S. REIT Index.

The Portfolio had more invested in Office REITs than in any other sub-sector. The Portfolio’s Office REITs contributed to the Portfolio’s absolute performance but under-performed the Index. Within Office REITs, Coresite Realty was among the most important contributors to performance. Dupont Fabros was among the most important detractors from performance. The Portfolio no longer owns Coresite Realty.

Residential REITs contributed to the Portfolio’s absolute performance but they under-performed the Index. Within Residential REITs, Equity Residential and AvalonBay were among the most important detractors from performance.

Specialized REITs were the most important contributor to the Portfolio’s absolute performance and they out-performed the Index. Within Specialized REITs, Weyerhaeuser and Rayonier were among the most important contributors to performance. The Portfolio no longer owns Weyerhaeuser.

Retail REITs were the second most important contributor to the Portfolio’s absolute performance and they out-performed the Index. Within Retail REITs, Simon Property Group, CBL & Associates, and DDR were among the most important contributors to performance.

Forest City Enterprises and DCT Industrial Trust were also important contributors to performance.

353

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/13
	Class 1*	Class 3*
1-year	17.08%	16.77%
5-year	6.43%	6.16%
10-year	11.33%	N/A
Since Inception	9.05%	5.29%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small Company Value Portfolio – Class 1 shares posted a return of 17.08% for the 12-month period ending January 31, 2013, compared to a 17.29% return for the Russell 2000 Value Index.

Within the Russell 2000 Value benchmark, the consumer discretionary, financials and industrials sectors made the greatest gains during the reporting period, while telecommunication services, information technology and energy had the smallest returns.

The Portfolio benefited from stock selection in the industrials and health care sectors. An underweighting in the information technology sector also aided results. Contributors to relative performance included recreational vehicle manufacturer Thor Industries, fashion footwear and marketer Brown Shoe, architectural glass producer Apogee Enterprises, recreational products manufacturer Brunswick, and heavy construction contractor Granite Construction.

Relative performance was hindered by a lower exposure to the financials sector, greater exposure to the underperforming energy sector, and the underperformance of selected stocks. Detractors from relative performance included auto components supplier Gentex, marine oil services provider Tidewater, laser equipment producer Rofin-Sinar Technologies, flexible circuit board manufacturer Multi-Fineline Electronix and specialty retailer The Men’s Wearhouse.

During the period, several positions were initiated. These included IT products distributor Ingram Micro, business-to-business rental equipment provider McGrath RentCorp, men’s clothing designer and retailer Jos. A. Bank Clothiers, auto infotainment manufacturer Harman International and auto parts retailer Pep Boys. The Portfolio also added to several existing positions, including aircraft-related aftermarket services provider AAR, branded women’s apparel manufacturer Maidenform Brands, Gentex and auto dealership operator Group 1 Automotive.

354

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1 — (continued)

Several positions were liquidated, including Lancaster Colony, Tower Group, Roper Industries, ABM Industries and J.C. Penney. One of the Portfolio’s positions, Ceradyne, was subject to a takeover offer at a 43% premium to its then share price and was sold during the period at a profit. The Portfolio also reduced positions in American Woodmark, Nordson, Fred’s and Graco, among others.

355

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	14.01%	13.78%	13.73%
5-year	5.55%	5.39%	5.30%
10-year	8.56%	8.38%	8.29%
Since Inception	3.85%	0.37%	8.61%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 14.01% for the 12-month period ending January 31, 2013, compared to a 14.63% return for the Russell Midcap Growth Index.

Stock selection in the consumer staples and technology sectors detracted the most from performance. Stock selection in the financial services and materials and processing sectors aided performance the most, though not enough to offset weakness elsewhere in the Portfolio.

Positions in Green Mountain Coffee Roasters and Herbalife were the top detractors to relative performance. Green Mountain Coffee Roasters, retailer of coffee products, traded lower in the first half of 2012 on inventory write-downs driven by lower demand for coffee and other cold weather beverages. The position was sold in the second half of 2012. Herbalife, manufacturer and retailer of healthy living products, sold off in 2012 following some negative headlines about its accounting disclosures and some investor concerns about its business model.

Overweight positions in Sherwin-Williams and Alliance Data Systems were the top contributors to relative performance. Sherwin-Williams, a manufacturer and retailer of paint products, benefitted from strengthening fundamentals in the housing market and pent-up residential remodeling demand. Alliance Data Systems, provider of data-driven and transaction-based marketing solutions, traded up in during the reporting period as the company consistently outperformed earnings expectations.

356

Wells Capital Management, Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	14.66%	14.37%	14.38%
5-year	0.93%	0.78%	0.66%
10-year	6.21%	6.04%	5.93%
Since Inception	4.26%	1.16%	5.55%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of 14.66% for the 12-month period ending January 31, 2013, compared to a 15.23% return for the Russell 2500 Growth Index.

Despite uncertainty from tepid U.S. economic growth, the European debt crisis, a slowdown in China, and political stalemates in Washington D.C., the trailing 12-month period ending January 2013 produced positive returns for U.S. equity markets. Market conditions were favorable as stress in the environment remained low and as correlations trended lower, resulting in stock results being more closely tied to company specific fundamentals and less to macro events.

Sector selection detracted from overall Portfolio performance relative to the benchmark as an underweight to the outperforming financials sector and overweight to the underperforming information technology sector were headwinds to the Portfolio’s return. This was somewhat offset by an overweight to the outperforming industrials and telecommunication sectors.

The Portfolio saw strength in overall stock selection led by the industrials sector and TransDigm Group Inc., Copa Holdings, and Kansas City Southern, and within the healthcare sector led by Team Health Holdings Inc., athenahealth Inc., and BioMarin Pharmaceutical Inc. This was somewhat offset by detractors within the consumer discretionary sectors, led by TripAdvisor Inc, Vera Bradley Inc., and Fifth & Pacific Companies Inc.

357

Invesco Advisers, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	15.94%	15.96%	15.67%
5-year	5.02%	4.87%	4.77%
10-year	9.50%	9.34%	9.22%
Since Inception	-1.09%	2.62%	9.40%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of 15.94% for the 12-month period ending January 31, 2013, compared to a 13.63% return for the Russell 2000 Growth Index.

During the fiscal year, indexes measuring the performance of large-, mid- and small-cap stocks all finished the period with positive returns. In terms of investment style, value stocks outperformed growth stocks across the market cap spectrum. While most sectors within the Russell 2000 Growth Index posted strong double-digit returns, the technology sector’s performance fell modestly short of the benchmark’s return. Notable laggards included the utilities and energy sectors, with both showing negative returns for the year.

In this environment, the Portfolio had positive absolute performance and outperformed its benchmark, the Russell 2000 Growth Index, during the fiscal year. Outperformance against the benchmark was primarily due to stock selection. The Portfolio outperformed in the consumer discretionary, health care, energy, industrials, consumer staples, materials and telecommunication services sectors.

The Portfolio outperformed by the widest margin in the consumer discretionary sector driven by stock selection. Examples of stocks in this category which benefitted performance included Pulte Group Inc., Jarden Corp., and Cooper Tire & Rubber.

In the health care sector, outperformance was again primarily from stock selection. Onyx Pharmaceuticals Inc. and Biomarin Pharmaceuticals Inc. both contributed to performance during the year. Catalyst Health Solutions Inc. was acquired by another company for a significant premium and also benefitted performance.

358

Invesco Advisors, Inc.

Growth Opportunities Portfolio — Class 1 — (continued)

Some of this outperformance was offset by underperformance in the information technology sector from negative stock selection. Despite positive stock selection in the financial sector, an underweight allocation to this relatively strong performing sector hurt results. The Portfolio’s modest cash position was also a detractor to relative results given the strong market performance.

359

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	10.00%	9.79%	9.73%
5-year	2.80%	2.65%	2.55%
10-year	7.71%	7.54%	7.45%
Since Inception	3.87%	4.95%	6.59%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 10.00% for the 12-month period ending January 31, 2013, compared to a 13.43% return for the Russell 1000 Growth Index.

Security selection had a negative effect on the Portfolio’s performance results in the reporting period. In particular, stock selection in the consumer discretionary, energy and consumer staples sectors detracted materially from performance. This negative selection effect was offset somewhat by holdings in the information technology sector. On an individual stock level, positions in Baidu Inc., VMware Inc., Halliburton Co., Mead Johnson Nutrition Co. and Facebook Inc. emerged as the largest detractors and were sold in the period. The largest individual contributors included Apple Inc. (sold in the period), Visa Inc., Home Depot Inc., Biogen Idec Inc. and Gilead Sciences Inc.

Certain sector allocations contributed to the Portfolio’s results in the reporting period. An overweight posture in the strong-performing consumer discretionary, financials and energy sectors and an underweight posture in the weak performing information technology sector boosted returns. This positive allocation effect, however, was offset by the Portfolio’s cash position. As the benchmark index returned over 13%, the Portfolio’s performance results were penalized by maintaining 8% of average net assets in cash & cash equivalents.

360

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	1.67%	1.35%	1.37%
5-year	2.24%	2.13%	2.00%
10-year	5.47%	5.30%	5.19%
Since Inception	-9.01%	-2.54%	6.63%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 1.67% for the 12-month period ending January 31, 2013, compared to a 8.20% return for the MSCI World Information Technology Index and a 13.41% return for the Nasdaq Composite Index.

Using the Global Industry Classification sectors of the S&P 500 and the MSCI EAFE indices as a proxy for domestic and international markets, the technology sector returns were modest relative to other sectors of the market, such as financials and health care, during the reporting period.

A combination of industry allocation and stock selection accounted for the Portfolio’s underperformance relative to the MSCI World Information Technology benchmark. Stock selection within the semiconductor, software and internet software & services industries detracted from performance during the period as did an overweight relative to the benchmark in the semiconductor industry and a relative underweight in the internet software & services industry.

Within semiconductors & semiconductor equipment, the Portfolio was overweight relative to the benchmark, which hampered returns as a significant slowdown in the personal computer market had an immediate impact on this industry. Positions in Advanced Micro Devices and Marvell Technology Group detracted the most from results. On the positive side, the Portfolio did well to avoid holding a position in Intel, as the industry bellwether performed poorly.

In the software industry, a position in entertainment data software company Rovi detracted from results. However, positions in software companies Synopsis and Symantec each added value, rebounding solidly from earlier weakness.

An underweight in internet software & services also hampered relative results. The industry rose strongly during the reporting period, and valuation concerns relative to growth prospects led the Portfolio to be underweight the industry relative to the benchmark, which hurt returns during the period.

361

Columbia Management Investment Advisers, LLC

Technology Portfolio — Class 1 — (continued)

Stock selection and an underweight posture relative to the benchmark in the computer & peripherals industry helped the Portfolio’s relative results most. The Portfolio was underweight Apple, which comprises a large weighting in the benchmark, and sold off significantly in the 4th quarter of 2012 after releasing earnings that fell short of what investors have come to expect from the company.

From a country perspective stock selection in the United States, Germany and the United Kingdom detracted from relative performance as did a relative overweight to Israel.

362

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	18.41%	18.30%	18.12%
5-year	N/A	6.97%	6.87%
10-year	N/A	10.67%	10.56%
Since Inception	18.81%	10.00%	10.92%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 18.30% for the 12-month period ending January 31, 2013, compared to a 20.48% return for the Russell 2500 Value Index.

Global equity markets rallied in 2012. After a strong start in the first quarter, the Russell 2500 Value Index fell sharply in May, but recovered for the rest of the year. During the year, U.S. government bond 10-year yields approached historically low levels.

Overall sector selection detracted from performance as overweight positions in technology and industrial resources counteracted the positive contribution of an overweight position in consumer cyclicals and an underweight in utilities. The Portfolio’s relative performance was positively affected by overall stock selection. Strong stock selection in the energy and consumer staples sectors outweighed the weaker stock selection in technology and consumer cyclicals.

Leading contributors to relative performance included Constellation Brands, Dean Foods, Western Refining, Fortune Brands Home & Security and Meritage Homes. Detractors from relative performance included TTM Technologies, Ferro, Health Net, Express and AU Optronics.

363

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	18.59%	18.31%	18.27%
5-year	-2.20%	-2.35%	-2.45%
10-year	7.95%	7.78%	7.68%
Since Inception	4.13%	3.76%	7.29%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Growth and Income Portfolio — Class 1 shares posted a return of 18.59% for the 12-month period ending January 31, 2013, compared to a 18.45% return for the MSCI EAFE Value Index.

Sector selection effects, which are largely a residual of the investment process, detracted modestly from performance. An underweight to, and negative stock selection effects within, the financials sector detracted most from performance. An overweight to the information technology sector and an underweight to the heath care sector also detracted from performance although positive stock selection effects within the two sectors ameliorated negative sector allocation effects.

Positive security selection effects drove outperformance for the period. Lack of exposure to Telefónica, a Spanish (telecommunication services) company as well as out-of-benchmark positions in Lawson (consumer staples), Kabel Deutschland (consumer discretionary), Gemalto (information technology) and Mitsui Fudosan (financials) contributed most to returns.

Out-of-benchmark positions in Canadian Natural Resources (energy) and BG Group (energy) as well as underweight positions in HSBC (financials) and Lloyds (financials) and lack of exposure to Mizuho Financial Group (financials) detracted most from performance.

Country selection effects, which are largely a residual of the investment process, had a negative impact on performance. An overweight allocation to the United States, China and Germany and an underweight allocation to Switzerland detracted most from performance although positive stock selection within each country offset negative country allocation effects (except in China), offsetting the beneficial effects of an underweight allocation to Spain, France and Italy.

364

J.P. Morgan Investment Management Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	15.13%	14.95%	14.88%
5-year	0.25%	0.10%	0.01%
10-year	8.05%	7.88%	7.78%
Since Inception	5.73%	3.36%	7.62%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI World IndexSM measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of 15.13% for the 12-month period ending January 31, 2013, compared to a 15.91% return for the MSCI World Index.

All major regions posted positive returns during the period, with Continental Europe having the best performance, rising 22.5%. Japan was the worst-performing region, rising 7.3%.

Financials was the best-performing sector for the 12-month period, with healthcare and consumer discretionary up significantly as well. Utilities, energy and materials were the worst-performing sectors.

The Portfolio underperformed its benchmark during the period, with much of the underperformance coming in the second quarter. Stock selection in financials and industrials hurt relative returns, while stock selection in consumer discretionary and materials aided performance. Regionally, emerging markets and Canada detracted from performance, while stock selection in the Pacific Rim and Continental Europe contributed.

The Portfolio aims to identify and capitalize on growth and value anomalies and trends. Two of the four style factors targeted by the strategy, low price-to-earnings and high price momentum, underperformed over the 12-month period. Value style returns trended more positively in the second half of the year, which was supportive for the Portfolio’s performance.

365

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	16.79%	16.52%	16.44%
5-year	-0.56%	-0.71%	-0.80%
10-year	8.77%	8.62%	8.51%
Since Inception	3.25%	3.11%	7.58%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The International Diversified Equities Portfolio — Class 1 shares posted a return of 16.79% for the 12-month period ending January 31, 2013, compared to a 17.25% return for the MSCI EAFE Index.

For the 12-month period, equity markets moved in fits and starts but generally trended higher, particularly in the final months of this period. In 2012, the main concerns were the spiraling European sovereign debt costs, a Chinese hard landing, and the U.S. fiscal cliff. To be fair, the global policy makers came through on all three. Following a decent and a strong January in the global markets in 2012, investors entered February looking over their shoulders for what could go wrong. Worries came in the form of uncertainty in European politics, high oil and gasoline prices, potential headwinds in China’s economy, and the continuing U.S. fiscal contraction and uncertainty caused by the sequester and budget negotiations.

In the Portfolio, overweight positions in materials and industrials, and underweight allocations to Asia ex-Japan and financials detracted from performance. Contributing positively to performance were the allocation to Japan and underweight allocations to Europe ex-U.K., utilities and telecommunications.

The Portfolio utilizes stock index futures as an additional vehicle to implement macro investment decisions. For the 12-month period, macro investment decisions made with the use of stock index futures resulted in a realized gain for the Portfolio.

366

J.P Morgan Investment Management, Inc.

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	7.07%	7.00%	6.89%
5-year	-1.72%	-1.86%	-1.97%
10-year	14.72%	14.56%	14.44%
Since Inception	6.13%	11.77%	14.57%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets IndexSM measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of 7.07% for the 12-month period ending January 31, 2013, compared to a 7.64% return for the MSCI Emerging Markets Index.

The Portfolio changed its subadviser from Putnam Investment Management, LLC. to J.P. Morgan Investment Management Inc. effective January 14, 2013.

Sector allocation over the period was slightly negative due to the Portfolio’s cyclical positioning, as defensive sectors performed better than cyclicals during the risk-averse market environment. In particular, underweights to consumer staples and health care, and an overweight to industrials detracted most from sector allocation.

Stock selection, however, was positive and was strongest in the industrials, information technology, and financials sectors. These strengths, however, were partly offset by weak selection within telecommunication services and consumer discretionary.

Within industrials, overweights to Turk HavaYollari and Embraer drove relative outperformance. An above benchmark weight in Samsung Electronics lifted performance in information technology and overweights to BR Malls Participacoes, and Kasikornbank were strong performers within financials. An overweight to BR Malls Participacoes was the overall top individual contributor for the period. Additionally, overweights to GrupoModelo, China Railway Group, Alliance Global, an out-of-benchmark position in Ezion Holdings, and an underweight to Petrobras were also top contributors to performance.

367

J.P Morgan Investment Management, Inc.

Emerging Markets Portfolio — Class 1 — (continued)

An overweight to BhartiAirtel hurt relative results within telecommunication services. Within consumer discretionary, an overweight to KIA Motors and an out-of-benchmark position in LG Fashion detracted from relative performance. Additional detractors from relative performance were overweights to OGX Petroleo e Gas Participacoes, MMX Mineracao e Metalicos, and an underweight to Taiwan Semiconductor Manufacturing.

Country allocation had a negative effect on performance, particularly an underweight to South Africa and overweight to Russia.

368

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/13
	Class 1*	Class 2*	Class 3*
1-year	18.65%	18.49%	18.30%
5-year	N/A	-1.11%	-1.21%
10-year	N/A	8.81%	8.70%
Since Inception	19.26%	7.44%	8.33%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 2 shares posted a return of 18.49% for the 12-month period ending January 31, 2013, compared to a 17.25% return for the MSCI EAFE Index.

Foreign stocks rallied through the spring of 2012 before a brief drop in early summer gave way to a recovery, leading to solid 12-month gains. Periodic downturns were primarily attributable to concerns about slowing global economic growth and European sovereign debt. European leaders eventually agreed to a deployment of temporary and permanent bailout funds, which contributed to a market rally.

During the year, stock selection in the materials sector helped performance relative to the benchmark MSCI EAFE Index. Leading contributors included chemical manufacturers LyondellBasell Industries (U.S.) and Akzo Nobel (Netherlands). Stock selection in industrials also aided relative returns, notably electronics manufacturer Philips Electronics (Netherlands) and airline company Deutsche Lufthansa (Germany). Stock selection in health care benefited relative results, including drug makers Sanofi (France) and Bayer (Germany). Other key contributors included commercial banks BNP Paribas (France) and Lloyds Banking Group (U.K.), and semiconductor manufacturer Samsung Electronics (South Korea).

Conversely, the Portfolio’s underweighting to the strongly performing consumer staples sector weighed on relative results. Overweighted allocations to telecommunication services and energy also hurt relative performance. Key detractors from these two sectors included telecommunication services provider Telefonica (Spain) and energy firms Petrobras Petroleo Brasileiro (Brazil) and Gazprom (Russia). Other major detractors included Compal Electronics (Taiwan), Vale (Brazil) and CITIC Pacific (China).

369

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

Geographically, stock selection in Europe boosted performance relative to the benchmark. Our investments in France, Germany and the U.K. generally helped relative results. In contrast, an overweighting in the Latin America region as well as stock selection in Australia weighed on relative results.

370

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

371

1 SunAmerica Center Los Angeles, California 90067-6121 CHANGE SERVICE REQUESTED	PRST STD POSTAGE & FEES PAID RR DONNELLEY

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.9 (3/13)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2013, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(a) Audit Fees	$943,753	$1,040,468
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$174,874	$178,807
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2013 were $236,735 and $232,397 respectively.

(h)	Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 11, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: April 11, 2013